UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Annual Report

September 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Asset Manager® 20%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 30%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 40%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 50%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 60%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 70%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Asset Manager 85%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Asset Manager 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 20%	2.52%	3.69%	5.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 20%, a class of the fund, on September 30, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager 20%
Barclays Capital® U.S. Aggregate Bond Index
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
$ 10,000
$17,349
$16,690
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

-

Annual Report

Fidelity Asset Manager 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Life of fund A
Fidelity Asset Manager 30%	1.98%	1.66%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 30%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager30%
Barclays Capital U.S. Aggregate Bond Index
13,500
13,000
12,000
11,000
10,000
9,000
8,000
$7,600
$13,056
$10,675
2008
2009
2010
2011

Annual Report

Fidelity Asset Manager 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Life of fundA
Fidelity Asset Manager 40%	1.17%	0.61%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 40%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager 40%
Barclays Capital U.S. Aggregate Bond Index
13,500
12,000
11,000
10,000
9,000
8,000
$ 7,000
2008
2009
2010
2011
$13,056
$10,245

Annual Report

Fidelity Asset Manager 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 50%	0.41%	2.36%	4.07%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 50%, a class of the fund, on September 30, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 ® Index performed over the same period.

Fidelity Asset Manager50%
S&P 500® Index
17,000
16,000
14,000
12,000
10,000
9,000
$ 7,900
$14,901
$13,200
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

Annual Report

Fidelity Asset Manager 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Life of fund A
Fidelity Asset Manager 60%	-0.79%	-1.32%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 60%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Asset Manager60%
S&P 500 Index
11,000
10,000
9,000
8,000
7,000
6,000
$ 4,800
$9,485
$7,890
2008
2009
2010
2011

Annual Report

Fidelity Asset Manager 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 70%	-1.79%	0.83%	3.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 70%, a class of the fund, on September 30, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Asset Manager 70%
S&P 500 Index
17,000
16,000
14,000
12,000
10,000
9,000
$ 7,900
$13,809
$13,200
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

Annual Report

Fidelity Asset Manager 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager 85%	-3.51%	-0.11%	3.37%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager 85%, a class of the fund, on September 30, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Asset Manager85%
S&P 500 Index
18,000
16,000
14,000
12,000
10,000
9,000
8,000
$7,200
$13,930
$13,200
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks eked out slight gains for the 12 months ending September 30, 2011, as investor angst over global economic woes overtook the market in the latter half of the period, extinguishing the sharp run-up in equities from October through April. For the year, the S&P 500® Index rose only 1.14%, while the blue-chip Dow Jones Industrial AverageSM increased 3.83% and the technology-heavy Nasdaq Composite® Index added 2.96%. Following an extended rally fueled by encouraging economic activity, stocks eventually derailed in late July and early August amid wrangling over the U.S. debt ceiling, Standard & Poor's downgrade of the country's long-term sovereign credit rating and deepening debt troubles in Europe. Markets remained volatile through September, when the S&P 500® registered its worst calendar-quarter finish since late 2008. Among market segments, financials had the largest decline (-17%), while the defensive utilities sector fared best (+12%). Small and mid-sized stocks fell shy of their larger-cap counterparts, with the Russell 2000® and Russell Midcap® indexes returning -3.53% and -0.88%, respectively. The financial crisis in Europe helped push the MSCI® EAFE® (Europe, Australasia, Far East) Index to a 12-month decline of 9.26%, its weakest one-year trailing return in more than two years. In the fixed-income arena, investors' flight from risk buoyed perceived safer-haven investments, as reflected in the 5.26% gain of the Barclays Capital® U.S. Aggregate Bond Index, a proxy for investment-grade debt. Riskier high-yield bonds, bolstered solely by their high coupons, increased 1.30%, as measured by The BofA Merrill LynchSM US High Yield Constrained Index, while high-quality short-term debt instruments rose 0.16%, according to the Barclays Capital® U.S. 3 Month Treasury Bellwether Index.

Comments from Geoff Stein, Portfolio Manager of Fidelity Asset Manager® Funds: For the year, the Retail Class shares of six out of the seven Asset Manager funds underperformed their respective Composite benchmarks, with Asset Manager 20% slightly outperforming. Weak security selection largely outweighed positive asset allocation in most of the funds, with stock picks in domestic and foreign developed-markets equities being the main detractors. Within domestic equities, adverse stock choices in the underlying financials, information technology, energy, consumer discretionary and consumer staples central funds hurt performance. In foreign developed-markets equities, poor security selection, primarily in Europe, was somewhat counterbalanced by favorable market positioning. All told, these security selection head winds overshadowed the generally favorable impact of underweighting U.S. and international developed-markets stocks during most of what was a subpar period for equities. The portfolios were bolstered, however, by strong results from the investment-grade bond central fund. In such a volatile period, the key to good performance here was the central fund manager's ability to find and quickly capitalize on fleeting value in the marketplace. Adroit positioning in U.S. Treasuries is one example. The central fund was underweighted in the sector early in the period but increased its Treasury holdings, including an out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS), in time to benefit from their late-period rally. Another positive was security selection among government-agency mortgage-backed securities, which made up for an unhelpful underweighting in the sector. The fund also had favorable yield-curve positioning and strong results from outsized stakes in commercial mortgage-backed and asset-backed securities. As for my asset allocation strategy, given heightened volatility and a more uncertain market backdrop, I took a more cautious approach to risk in the hopes of preserving most of the gains the funds had generated since early 2009. Consequently, I gradually reduced the funds' domestic equity allocations and increased their exposure to lower-risk assets, such as investment-grade bonds. Underweighting domestic equities was especially helpful during the market's sharp sell-off in July and August. In July, I added a small direct investment in TIPS - in addition to what was held in the investment-grade bond central fund - via an exchange-traded fund (ETF). This addition proved timely because exposure to long-term Treasuries provided a nice boost to returns as Treasury yields declined to, in some cases, historic lows. The positive effect of underweighting poor-performing foreign developed-markets equities was cancelled out in most of the funds by their out-of-index holdings of emerging-markets equities, which did even worse.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Fidelity Asset Manager 20%
Class A	.85%
Actual		$ 1,000.00	$ 981.80	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.31
Class T	1.11%
Actual		$ 1,000.00	$ 980.60	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.50	$ 5.62
Class B	1.65%
Actual		$ 1,000.00	$ 977.90	$ 8.18
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.60%
Actual		$ 1,000.00	$ 978.30	$ 7.93
Hypothetical A		$ 1,000.00	$ 1,017.05	$ 8.09
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Asset Manager 20%	.55%
Actual		$ 1,000.00	$ 983.40	$ 2.73
Hypothetical A		$ 1,000.00	$ 1,022.31	$ 2.79
Institutional Class	.59%
Actual		$ 1,000.00	$ 983.20	$ 2.93
Hypothetical A		$ 1,000.00	$ 1,022.11	$ 2.99
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 961.60	$ 4.43
Hypothetical A		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.14%
Actual		$ 1,000.00	$ 960.60	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,019.35	$ 5.77
Class B	1.65%
Actual		$ 1,000.00	$ 957.70	$ 8.10
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 957.80	$ 8.10
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 30%	.62%
Actual		$ 1,000.00	$ 962.20	$ 3.05
Hypothetical A		$ 1,000.00	$ 1,021.96	$ 3.14
Institutional Class	.64%
Actual		$ 1,000.00	$ 962.90	$ 3.15
Hypothetical A		$ 1,000.00	$ 1,021.86	$ 3.24
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 939.10	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 937.90	$ 5.59
Hypothetical A		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 935.40	$ 8.01
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 935.90	$ 8.01
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 940.40	$ 3.16
Hypothetical A		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 940.20	$ 3.16
Hypothetical A		$ 1,000.00	$ 1,021.81	$ 3.29
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Fidelity Asset Manager 50%
Class A	1.02%
Actual		$ 1,000.00	$ 916.60	$ 4.90
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.17
Class T	1.24%
Actual		$ 1,000.00	$ 914.90	$ 5.95
Hypothetical A		$ 1,000.00	$ 1,018.85	$ 6.28
Class B	1.76%
Actual		$ 1,000.00	$ 912.80	$ 8.44
Hypothetical A		$ 1,000.00	$ 1,016.24	$ 8.90
Class C	1.74%
Actual		$ 1,000.00	$ 913.00	$ 8.34
Hypothetical A		$ 1,000.00	$ 1,016.34	$ 8.80
Asset Manager 50%	.70%
Actual		$ 1,000.00	$ 917.60	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,021.56	$ 3.55
Institutional Class	.75%
Actual		$ 1,000.00	$ 917.70	$ 3.61
Hypothetical A		$ 1,000.00	$ 1,021.31	$ 3.80
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 893.90	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.35%
Actual		$ 1,000.00	$ 891.60	$ 6.40
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.85%
Actual		$ 1,000.00	$ 889.50	$ 8.76
Hypothetical A		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.85%
Actual		$ 1,000.00	$ 889.20	$ 8.76
Hypothetical A		$ 1,000.00	$ 1,015.79	$ 9.35
Asset Manager 60%	.82%
Actual		$ 1,000.00	$ 894.30	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Institutional Class	.85%
Actual		$ 1,000.00	$ 894.20	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Fidelity Asset Manager 70%
Class A	1.09%
Actual		$ 1,000.00	$ 868.40	$ 5.11
Hypothetical A		$ 1,000.00	$ 1,019.60	$ 5.52
Class T	1.35%
Actual		$ 1,000.00	$ 867.80	$ 6.32
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.83
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011

Class B	1.90%
Actual		$ 1,000.00	$ 864.90	$ 8.88
Hypothetical A		$ 1,000.00	$ 1,015.54	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 865.70	$ 8.56
Hypothetical A		$ 1,000.00	$ 1,015.89	$ 9.25
Asset Manager 70%	.78%
Actual		$ 1,000.00	$ 870.40	$ 3.66
Hypothetical A		$ 1,000.00	$ 1,021.16	$ 3.95
Institutional Class	.81%
Actual		$ 1,000.00	$ 870.40	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,021.01	$ 4.10
Fidelity Asset Manager 85%
Class A	1.10%
Actual		$ 1,000.00	$ 835.40	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.36%
Actual		$ 1,000.00	$ 834.90	$ 6.26
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.88
Class B	1.92%
Actual		$ 1,000.00	$ 832.50	$ 8.82
Hypothetical A		$ 1,000.00	$ 1,015.44	$ 9.70
Class C	1.84%
Actual		$ 1,000.00	$ 831.80	$ 8.45
Hypothetical A		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 85%	.82%
Actual		$ 1,000.00	$ 837.10	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,020.96	$ 4.15
Institutional Class	.82%
Actual		$ 1,000.00	$ 836.80	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .12%

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	15.9
Fannie Mae	12.2	15.4
Freddie Mac	4.1	3.1
Ginnie Mae	3.3	0.8
JPMorgan Chase Commercial Mortgage Securities Trust	0.5	0.4
	35.6
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 35.3%	U.S. Government and U.S. Government Agency Obligations 35.4%
AAA,AA,A 7.6%	AAA,AA,A 6.5%
BBB 6.6%	BBB 6.1%
BB and Below 7.7%	BB and Below 7.9%
Not Rated 0.7%	Not Rated 0.8%
Equities* 20.0%	Equities** 20.8%
Short-Term Investments and Net Other Assets 22.1%	Short-Term Investments and Net Other Assets 22.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Procter & Gamble Co.	0.2	0.2
Exxon Mobil Corp.	0.2	0.3
General Electric Co.	0.2	0.2
Chevron Corp.	0.2	0.2
	1.1
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 17.6%	Stock Class and Equity Futures** 22.2%
Bond Class 55.8%	Bond Class 51.2%
Short-Term Class 26.6%	Short-Term Class 26.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	3.9
Fidelity Information Technology Central Fund	2.4
Fidelity Financials Central Fund	1.9
Fidelity Health Care Central Fund	1.5
Fidelity Consumer Discretionary Central Fund	1.3
Fidelity Consumer Staples Central Fund	1.3
Fidelity Energy Central Fund	1.3
Fidelity Industrials Central Fund	1.3
Fidelity Emerging Markets Equity Central Fund	0.6
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	16.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.8
Investment Grade Fixed-Income Funds	49.3
Total Fixed-Income Central Funds	56.1
Money Market Central Funds	24.7
U.S. Treasury Obligations	0.1
Investment Companies	2.0
Net Other Assets (Liabilities)	0.2
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 9.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 16.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	6,240	$ 66,142
Fidelity Consumer Discretionary Central Fund (c)	400,881	45,800,662
Fidelity Consumer Staples Central Fund (c)	358,618	47,186,976
Fidelity Emerging Markets Equity Central Fund (c)	139,166	23,187,808
Fidelity Energy Central Fund (c)	488,987	49,177,444
Fidelity Financials Central Fund (c)	1,562,383	69,322,940
Fidelity Health Care Central Fund (c)	444,845	54,800,471
Fidelity Industrials Central Fund (c)	415,699	48,819,734
Fidelity Information Technology Central Fund (c)	581,740	87,435,476
Fidelity International Equity Central Fund (c)	2,503,394	144,821,347
Fidelity Materials Central Fund (c)	132,066	17,715,319
Fidelity Telecom Services Central Fund (c)	124,663	13,872,485
Fidelity Utilities Central Fund (c)	179,172	18,624,919
TOTAL EQUITY CENTRAL FUNDS (Cost $677,620,297)		620,831,723
Fixed-Income Central Funds - 56.1%

High Yield Fixed-Income Funds - 6.8%
Fidelity Emerging Markets Debt Central Fund (c)	1,920,447	18,474,704
Fidelity Floating Rate Central Fund (c)	1,203,145	114,683,799
Fidelity High Income Central Fund 1 (c)	1,283,823	117,444,135
TOTAL HIGH YIELD FIXED-INCOME FUNDS		250,602,638
Investment Grade Fixed-Income Funds - 49.3%
Fidelity Tactical Income Central Fund (c)	17,229,080	1,806,296,696
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,956,122,613)		2,056,899,334
Money Market Central Funds - 24.7%

Fidelity Cash Central Fund, 0.12% (a)	169,194,125	169,194,125
Fidelity Money Market Central Fund, 0.31% (a)	738,747,025	738,747,025
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $907,941,150)		907,941,150
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $4,224,983)	$ 4,225,000	$ 4,224,814
Investment Companies - 2.0%
	Shares
iShares Barclays TIPS Bond ETF (Cost $70,895,680)	639,731	73,121,253
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,616,804,723)		3,663,018,274
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,054,174
NET ASSETS - 100%		$ 3,669,072,448
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
730 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 41,099,000	$ (746,415)
55 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	3,703,150	(117,071)
305 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	12,814,575	(1,944,716)
TOTAL EQUITY INDEX CONTRACTS		$ 57,616,725	$ (2,808,202)

The face value of futures purchased as a percentage of net assets is 1.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,224,814.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 268,035
Fidelity Commodity Strategy Central Fund	10,198
Fidelity Consumer Discretionary Central Fund	651,493
Fidelity Consumer Staples Central Fund	1,340,174
Fidelity Emerging Markets Debt Central Fund	592,335
Fidelity Emerging Markets Equity Central Fund	443,462
Fidelity Energy Central Fund	898,441
Fidelity Financials Central Fund	875,013
Fidelity Floating Rate Central Fund	5,101,932
Fidelity Health Care Central Fund	404,767
Fidelity High Income Central Fund 1	9,197,900
Fidelity Industrials Central Fund	861,329
Fidelity Information Technology Central Fund	342,032
Fidelity International Equity Central Fund	4,630,783
Fidelity Materials Central Fund	305,598
Fidelity Money Market Central Fund	2,444,786
Fidelity Securities Lending Cash Central Fund	420
Fidelity Tactical Income Central Fund	52,148,219
Fidelity Telecom Services Central Fund	354,256
Fidelity Utilities Central Fund	553,095
Total	$ 81,424,268
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 35,084,213	$ 26,304,683	$ 62,125,179	$ 66,142	0.0%
Fidelity Consumer Discretionary Central Fund	45,560,668	10,186,648	10,429,973	45,800,662	7.6%
Fidelity Consumer Staples Central Fund	43,988,692	9,262,856	8,208,684	47,186,976	7.3%
Fidelity Emerging Markets Debt Central Fund	-	19,589,542	368,886	18,474,704	17.9%
Fidelity Emerging Markets Equity Central Fund	35,966,470	11,743,004	20,273,949	23,187,808	9.2%
Fidelity Energy Central Fund	44,327,258	16,733,352	11,974,477	49,177,444	7.4%
Fidelity Financials Central Fund	82,498,800	23,479,354	18,234,248	69,322,940	7.6%
Fidelity Floating Rate Central Fund	97,415,747	22,310,713	2,688,839	114,683,799	4.1%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Health Care Central Fund	51,145,285	12,038,829	13,311,085	54,800,471	7.6%
Fidelity High Income Central Fund 1	121,836,478	23,924,474	22,704,375	117,444,135	23.6%
Fidelity Industrials Central Fund	49,634,644	11,523,127	9,722,994	48,819,734	7.8%
Fidelity Information Technology Central Fund	76,871,824	25,857,036	13,217,074	87,435,476	7.8%
Fidelity International Equity Central Fund	150,090,745	38,071,167	23,740,315	144,821,347	9.8%
Fidelity Materials Central Fund	16,958,529	5,644,633	3,946,934	17,715,319	8.2%
Fidelity Tactical Income Central Fund	1,487,037,888	475,472,033	213,767,153	1,806,296,696	35.5%
Fidelity Telecom Services Central Fund	13,038,484	3,180,088	1,605,213	13,872,485	7.6%
Fidelity Utilities Central Fund	16,478,538	3,650,124	2,657,609	18,624,919	7.6%
Total	$ 2,367,934,263	$ 738,971,663	$ 438,976,987	$ 2,677,731,057
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 620,831,723	$ 620,831,723	$ -	$ -
Fixed-Income Central Funds	2,056,899,334	2,056,899,334	-	-
Money Market Central Funds	907,941,150	907,941,150	-	-
U.S. Treasury Obligations	4,224,814	-	4,224,814	-
Investment Companies	73,121,253	73,121,253	-	-
Total Investments in Securities:	$ 3,663,018,274	$ 3,658,793,460	$ 4,224,814	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,808,202)	$ (2,808,202)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (2,808,202)
Total Value of Derivatives	$ -	$ (2,808,202)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $75,120,663)	$ 77,346,067
Fidelity Central Funds (cost $3,541,684,060)	3,585,672,207
Total Investments (cost $3,616,804,723)		$ 3,663,018,274
Receivable for investments sold		9,219,906
Receivable for fund shares sold		4,616,275
Distributions receivable from Fidelity Central Funds		10,727
Other receivables		34,615
Total assets		3,676,899,797

Liabilities
Payable for investments purchased	$ 1,795,614
Payable for fund shares redeemed	2,562,502
Accrued management fee	1,282,268
Distribution and service plan fees payable	33,727
Payable for daily variation margin on futures contracts	1,746,640
Other affiliated payables	381,609
Other payables and accrued expenses	24,989
Total liabilities		7,827,349

Net Assets		$ 3,669,072,448
Net Assets consist of:
Paid in capital		$ 3,632,818,834
Undistributed net investment income		6,348,772
Accumulated undistributed net realized gain (loss) on investments		(13,500,507)
Net unrealized appreciation (depreciation) on investments		43,405,349
Net Assets		$ 3,669,072,448

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,016,367 ÷ 2,853,215 shares)		$ 12.62

Maximum offering price per share (100/94.25 of $12.62)		$ 13.39
Class T: Net Asset Value and redemption price per share ($17,765,405 ÷ 1,409,720 shares)		$ 12.60

Maximum offering price per share (100/96.50 of $12.60)		$ 13.06
Class B: Net Asset Value and offering price per share ($3,044,251 ÷ 241,882 shares)A		$ 12.59

Class C: Net Asset Value and offering price per share ($19,325,013 ÷ 1,537,816 shares)A		$ 12.57

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($3,569,847,981 ÷ 282,388,276 shares)		$ 12.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,073,431 ÷ 1,825,986 shares)		$ 12.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 1,664,970
Interest		744
Income from Fidelity Central Funds		81,424,268
Total income		83,089,982

Expenses
Management fee	$ 14,604,720
Transfer agent fees	3,353,667
Distribution and service plan fees	383,288
Accounting and security lending fees	1,092,034
Custodian fees and expenses	3,073
Independent trustees' compensation	12,403
Registration fees	215,609
Audit	29,029
Legal	15,097
Miscellaneous	31,869
Total expenses before reductions	19,740,789
Expense reductions	(187,194)	19,553,595
Net investment income (loss)		63,536,387
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,405,680
Fidelity Central Funds	58,881,545
Futures contracts	(496,370)
Capital gain distributions from Fidelity Central Funds	809,125
Total net realized gain (loss)		62,599,980
Change in net unrealized appreciation (depreciation) on: Investment securities	(46,853,979)
Futures contracts	(3,708,051)
Total change in net unrealized appreciation (depreciation)		(50,562,030)
Net gain (loss)		12,037,950
Net increase (decrease) in net assets resulting from operations		$ 75,574,337

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,536,387	$ 56,796,031
Net realized gain (loss)	62,599,980	31,482,211
Change in net unrealized appreciation (depreciation)	(50,562,030)	137,355,237
Net increase (decrease) in net assets resulting from operations	75,574,337	225,633,479
Distributions to shareholders from net investment income	(63,282,114)	(53,944,822)
Distributions to shareholders from net realized gain	(3,918,088)	(1,063,144)
Total distributions	(67,200,202)	(55,007,966)
Share transactions - net increase (decrease)	524,800,432	610,462,151
Total increase (decrease) in net assets	533,174,567	781,087,664

Net Assets
Beginning of period	3,135,897,881	2,354,810,217
End of period (including undistributed net investment income of $6,348,772 and undistributed net investment income of $6,083,002, respectively)	$ 3,669,072,448	$ 3,135,897,881

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.19	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.09	.74	.48	(1.27)	.40
Total from investment operations	.28	.96	.81	(.88)	.88
Distributions from net investment income	(.20)	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.21) J	(.21) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	2.22%	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H, K
Expenses before reductions	.85%	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.85%	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.85%	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.51%	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,016	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.16	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.09	.74	.48	(1.28)	.40
Total from investment operations	.25	.93	.78	(.92)	.85
Distributions from net investment income	(.16)	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.18)	(.18) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	1.96%	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H, J
Expenses before reductions	1.11%	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.10%	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.10%	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.26%	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,765	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.09	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.10	.74	.49	(1.27)	.38
Total from investment operations	.19	.86	.73	(.98)	.77
Distributions from net investment income	(.09)	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.11)	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	1.48%	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H, I
Expenses before reductions	1.65%	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.72%	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,044	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.10	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.09	.74	.49	(1.26)	.38
Total from investment operations	.19	.86	.73	(.97)	.77
Distributions from net investment income	(.10)	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.12)	(.12) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	1.48%	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H, J
Expenses before reductions	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60%	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	.76%	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,325	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Income from Investment Operations
Net investment income (loss) B	.23	.25	.35	.43	.53
Net realized and unrealized gain (loss)	.09	.75	.50	(1.28)	.38
Total from investment operations	.32	1.00	.85	(.85)	.91
Distributions from net investment income	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Total Return A	2.52%	8.54%	7.90%	(6.90)%	7.26%
Ratios to Average Net Assets D, E
Expenses before reductions	.55%	.56%	.58%	.56%	.57%
Expenses net of fee waivers, if any	.55%	.56%	.58%	.56%	.57%
Expenses net of all reductions	.54%	.56%	.58%	.56%	.57%
Net investment income (loss)	1.82%	2.08%	3.30%	3.48%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481
Portfolio turnover rate C	19%	18%	16%	5%	6%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.23	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.10	.74	.50	(1.27)	.38
Total from investment operations	.33	.99	.86	(.85)	.91
Distributions from net investment income	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	2.57%	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G, H
Expenses before reductions	.59%	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.59%	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.59%	.55%	.56%	.56%	.59% A
Net investment income (loss)	1.77%	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,073	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	16.1
Fannie Mae	12.3	15.6
Freddie Mac	4.1	3.1
Ginnie Mae	3.3	0.8
JPMorgan Chase Commercial Mortgage Securities Trust	0.5	0.4
	35.7
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 35.4%	U.S. Government and U.S. Government Agency Obligations 35.7%
AAA,AA,A 7.6%	AAA,AA,A 6.6%
BBB 6.6%	BBB 6.1%
BB and Below 7.8%	BB and Below 7.7%
Not Rated 0.7%	Not Rated 0.7%
Equities* 29.2%	Equities** 31.5%
Short-Term Investments and Net Other Assets 12.7%	Short-Term Investments and Net Other Assets 11.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.5
Procter & Gamble Co.	0.3	0.3
Exxon Mobil Corp.	0.3	0.4
General Electric Co.	0.3	0.3
Chevron Corp.	0.3	0.2
	1.6
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 27.0%	Stock Class and Equity Futures** 31.7%
Bond Class 55.9%	Bond Class 51.4%
Short-Term Class 17.1%	Short-Term Class 16.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	6.3
Fidelity Information Technology Central Fund	3.7
Fidelity Financials Central Fund	3.0
Fidelity Health Care Central Fund	2.4
Fidelity Energy Central Fund	2.1
Fidelity Industrials Central Fund	2.1
Fidelity Consumer Discretionary Central Fund	2.0
Fidelity Consumer Staples Central Fund	2.0
Fidelity Emerging Markets Equity Central Fund	1.1
Fidelity Utilities Central Fund	0.8
Fidelity Materials Central Fund	0.7
Fidelity Telecom Services Central Fund	0.5
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	26.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	49.4
Total Fixed-Income Central Funds	56.3
Money Market Central Funds	14.8
U.S. Treasury Obligations	0.1
Investment Companies	1.9
Net Other Assets (Liabilities)	0.2
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 12.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 26.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	409	$ 4,338
Fidelity Consumer Discretionary Central Fund (c)	39,628	4,527,444
Fidelity Consumer Staples Central Fund (c)	34,308	4,514,241
Fidelity Emerging Markets Equity Central Fund (c)	15,905	2,650,161
Fidelity Energy Central Fund (c)	48,245	4,852,034
Fidelity Financials Central Fund (c)	156,318	6,935,833
Fidelity Health Care Central Fund (c)	44,046	5,426,053
Fidelity Industrials Central Fund (c)	40,578	4,765,482
Fidelity Information Technology Central Fund (c)	56,811	8,538,750
Fidelity International Equity Central Fund (c)	252,556	14,610,379
Fidelity Materials Central Fund (c)	12,775	1,713,575
Fidelity Telecom Services Central Fund (c)	10,963	1,219,966
Fidelity Utilities Central Fund (c)	17,060	1,773,438
TOTAL EQUITY CENTRAL FUNDS (Cost $68,461,144)		61,531,694
Fixed-Income Central Funds - 56.3%

High Yield Fixed-Income Funds - 6.9%
Fidelity Emerging Markets Debt Central Fund (c)	114,248	1,099,064
Fidelity Floating Rate Central Fund (c)	77,333	7,371,402
Fidelity High Income Central Fund 1 (c)	81,503	7,455,874
TOTAL HIGH YIELD FIXED-INCOME FUNDS		15,926,340
Investment Grade Fixed-Income Funds - 49.4%
Fidelity Tactical Income Central Fund (c)	1,085,101	113,762,037
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $124,014,056)		129,688,377
Money Market Central Funds - 14.8%

Fidelity Cash Central Fund, 0.12% (a)	11,850,577	11,850,577
Fidelity Money Market Central Fund, 0.31% (a)	22,265,454	22,265,454
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $34,116,031)		34,116,031
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to .01% 11/25/11 (b) (Cost $324,999)	$ 325,000	324,986
Investment Companies - 1.9%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $4,300,364)	38,800	$ 4,434,840
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $231,216,594)		230,095,928
NET OTHER ASSETS (LIABILITIES) - 0.2%		454,535
NET ASSETS - 100%		$ 230,550,463
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
49 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 2,758,700	$ (49,580)
2 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	134,660	(4,257)
23 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	966,345	(148,155)
TOTAL EQUITY INDEX CONTRACTS		$ 3,859,705	$ (201,992)

The face value of futures purchased as a percentage of net assets is 1.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $324,986.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,630
Fidelity Commodity Strategy Central Fund	659
Fidelity Consumer Discretionary Central Fund	53,264
Fidelity Consumer Staples Central Fund	109,647
Fidelity Emerging Markets Debt Central Fund	33,996
Fidelity Emerging Markets Equity Central Fund	41,394
Fidelity Energy Central Fund	74,680
Fidelity Financials Central Fund	72,639
Fidelity Floating Rate Central Fund	276,831
Fidelity Health Care Central Fund	32,148
Fidelity High Income Central Fund 1	481,443
Fidelity Industrials Central Fund	70,712
Fidelity Information Technology Central Fund	29,738
Fidelity International Equity Central Fund	409,045
Fidelity Materials Central Fund	25,321
Fidelity Money Market Central Fund	53,497
Fidelity Tactical Income Central Fund	2,838,907
Fidelity Telecom Services Central Fund	25,845
Fidelity Utilities Central Fund	44,279
Total	$ 4,692,675
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,240,023	$ 2,683,128	$ 3,824,984	$ 4,338	0.0%
Fidelity Consumer Discretionary Central Fund	2,836,215	2,234,687	380,195	4,527,444	0.7%
Fidelity Consumer Staples Central Fund	2,843,919	2,074,542	507,419	4,514,241	0.7%
Fidelity Emerging Markets Debt Central Fund	-	1,188,702	45,590	1,099,064	1.1%
Fidelity Emerging Markets Equity Central Fund	1,939,042	2,299,768	1,018,903	2,650,161	1.1%
Fidelity Energy Central Fund	2,899,956	3,217,487	802,260	4,852,034	0.7%
Fidelity Financials Central Fund	5,225,903	5,058,026	1,373,843	6,935,833	0.8%
Fidelity Floating Rate Central Fund	4,064,391	3,928,845	383,684	7,371,402	0.3%
Fidelity Health Care Central Fund	3,238,395	2,802,070	784,957	5,426,053	0.7%
Fidelity High Income Central Fund 1	4,863,799	4,320,688	1,307,101	7,455,874	1.5%
Fidelity Industrials Central Fund	2,985,576	2,740,472	425,635	4,765,482	0.8%
Fidelity Information Technology Central Fund	4,518,643	5,696,697	978,713	8,538,750	0.8%
Fidelity International Equity Central Fund	9,992,395	9,815,651	2,857,692	14,610,379	1.0%
Fidelity Materials Central Fund	1,042,730	1,029,669	131,582	1,713,575	0.8%
Fidelity Tactical Income Central Fund	62,297,007	62,078,001	14,334,451	113,762,037	2.2%
Fidelity Telecom Services Central Fund	753,772	624,331	79,882	1,219,966	0.7%
Fidelity Utilities Central Fund	1,047,040	785,746	138,397	1,773,438	0.7%
Total	$ 111,788,806	$ 112,578,510	$ 29,375,288	$ 191,220,071
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 61,531,694	$ 61,531,694	$ -	$ -
Fixed-Income Central Funds	129,688,377	129,688,377	-	-
Money Market Central Funds	34,116,031	34,116,031	-	-
U.S. Treasury Obligations	324,986	-	324,986	-
Investment Companies	4,434,840	4,434,840	-	-
Total Investments in Securities:	$ 230,095,928	$ 229,770,942	$ 324,986	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (201,992)	$ (201,992)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (201,992)
Total Value of Derivatives	$ -	$ (201,992)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.3%
United Kingdom	2.2%
Japan	1.1%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,625,363)	$ 4,759,826
Fidelity Central Funds (cost $226,591,231)	225,336,102
Total Investments (cost $231,216,594)		$ 230,095,928
Receivable for investments sold		608,110
Receivable for fund shares sold		803,853
Distributions receivable from Fidelity Central Funds		678
Receivable from investment adviser for expense reductions		2,041
Other receivables		3,193
Total assets		231,513,803

Liabilities
Payable for investments purchased	$ 521,633
Payable for fund shares redeemed	190,271
Accrued management fee	78,727
Distribution and service plan fees payable	9,949
Payable for daily variation margin on futures contracts	118,203
Other affiliated payables	25,552
Other payables and accrued expenses	19,005
Total liabilities		963,340

Net Assets		$ 230,550,463
Net Assets consist of:
Paid in capital		$ 230,861,722
Undistributed net investment income		354,890
Accumulated undistributed net realized gain (loss) on investments		656,509
Net unrealized appreciation (depreciation) on investments		(1,322,658)
Net Assets		$ 230,550,463

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,024,168 ÷ 963,233 shares)		$ 9.37

Maximum offering price per share (100/94.25 of $9.37)		$ 9.94
Class T: Net Asset Value and redemption price per share ($4,884,984 ÷ 522,005 shares)		$ 9.36

Maximum offering price per share (100/96.50 of $9.36)		$ 9.70
Class B: Net Asset Value and offering price per share ($1,076,019 ÷ 114,980 shares)A		$ 9.36

Class C: Net Asset Value and offering price per share ($5,967,130 ÷ 638,776 shares)A		$ 9.34

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($208,380,313 ÷ 22,233,553 shares)		$ 9.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,217,849 ÷ 129,917 shares)		$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 101,676
Interest		18
Income from Fidelity Central Funds		4,692,675
Total income		4,794,369

Expenses
Management fee	$ 789,598
Transfer agent fees	183,660
Distribution and service plan fees	116,365
Accounting fees and expenses	78,912
Custodian fees and expenses	2,477
Independent trustees' compensation	639
Registration fees	88,931
Audit	26,961
Legal	645
Miscellaneous	1,198
Total expenses before reductions	1,289,386
Expense reductions	(16,823)	1,272,563
Net investment income (loss)		3,521,806
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	166,644
Fidelity Central Funds	3,613,518
Futures contracts	(182,485)
Capital gain distributions from Fidelity Central Funds	51,383
Total net realized gain (loss)		3,649,060
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,251,015)
Futures contracts	(201,492)
Total change in net unrealized appreciation (depreciation)		(7,452,507)
Net gain (loss)		(3,803,447)
Net increase (decrease) in net assets resulting from operations		$ (281,641)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,521,806	$ 2,024,010
Net realized gain (loss)	3,649,060	2,731,395
Change in net unrealized appreciation (depreciation)	(7,452,507)	4,522,277
Net increase (decrease) in net assets resulting from operations	(281,641)	9,277,682
Distributions to shareholders from net investment income	(3,364,493)	(1,979,157)
Distributions to shareholders from net realized gain	(4,696,545)	(414,377)
Total distributions	(8,061,038)	(2,393,534)
Share transactions - net increase (decrease)	109,056,408	51,214,605
Total increase (decrease) in net assets	100,713,729	58,098,753

Net Assets
Beginning of period	129,836,734	71,737,981
End of period (including undistributed net investment income of $354,890 and undistributed net investment income of $201,061, respectively)	$ 230,550,463	$ 129,836,734

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.01 G	.67	.40	(1.39)
Total from investment operations	.17	.84	.62	(1.15)
Distributions from net investment income	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C,D	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets I, J
Expenses before reductions	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.01 G	.67	.40	(1.40)
Total from investment operations	.15	.82	.60	(1.18)
Distributions from net investment income	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets I, J
Expenses before reductions	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.10	.16	.17
Net realized and unrealized gain (loss)	- G,J	.67	.40	(1.39)
Total from investment operations	.09	.77	.56	(1.22)
Distributions from net investment income	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.38)	(.15) K	(.18)	(.13)
Net asset value, end of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets I, L
Expenses before reductions	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

L Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.01 G	.67	.39	(1.39)
Total from investment operations	.10	.77	.55	(1.22)
Distributions from net investment income	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B,C,D	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets I, J
Expenses before reductions	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.01 F	.67	.40	(1.39)
Total from investment operations	.20	.86	.64	(1.13)
Distributions from net investment income	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets H, I
Expenses before reductions	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate E	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.19	.24	.26
Net realized and unrealized gain (loss)	- F,I	.67	.40	(1.39)
Total from investment operations	.19	.86	.64	(1.13)
Distributions from net investment income	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets H, J
Expenses before reductions	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate E	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

K Total distributions of $.48 is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.1	14.1
Fannie Mae	11.1	13.7
Freddie Mac	3.7	2.7
Ginnie Mae	3.0	0.7
JPMorgan Chase Commercial Mortgage Securities Trust	0.5	0.4
	32.4
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 32.0%	U.S. Government and U.S. Government Agency Obligations 31.3%
AAA,AA,A 7.0%	AAA,AA,A 5.9%
BBB 5.8%	BBB 5.6%
BB and Below 7.4%	BB and Below 7.1%
Not Rated 0.7%	Not Rated 0.7%
Equities* 38.5%	Equities** 41.7%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 7.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
Procter & Gamble Co.	0.5	0.4
Exxon Mobil Corp.	0.4	0.5
General Electric Co.	0.4	0.4
Chevron Corp.	0.4	0.3
	2.3
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 37.0%	Stock Class and Equity Futures** 41.2%
Bond Class 50.6%	Bond Class 45.9%
Short-Term Class 12.4%	Short-Term Class 12.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	8.7
Fidelity Information Technology Central Fund	5.1
Fidelity Financials Central Fund	4.3
Fidelity Health Care Central Fund	3.3
Fidelity Energy Central Fund	3.0
Fidelity Industrials Central Fund	2.9
Fidelity Consumer Staples Central Fund	2.8
Fidelity Consumer Discretionary Central Fund	2.7
Fidelity Emerging Markets Equity Central Fund	1.6
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Telecom Services Central Fund	0.7
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	37.3
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.8
Investment Grade Fixed-Income Funds	44.5
Total Fixed-Income Central Funds	51.3
Money Market Central Funds	9.6
U.S. Treasury Obligations	0.1
Investment Companies	1.4
Net Other Assets (Liabilities)	0.3
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 17.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 37.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	296	$ 3,132
Fidelity Consumer Discretionary Central Fund (c)	39,244	4,483,655
Fidelity Consumer Staples Central Fund (c)	34,648	4,558,982
Fidelity Emerging Markets Equity Central Fund (c)	16,161	2,692,815
Fidelity Energy Central Fund (c)	49,628	4,991,049
Fidelity Financials Central Fund (c)	160,774	7,133,563
Fidelity Health Care Central Fund (c)	44,307	5,458,156
Fidelity Industrials Central Fund (c)	41,032	4,818,810
Fidelity Information Technology Central Fund (c)	56,487	8,490,020
Fidelity International Equity Central Fund (c)	247,924	14,342,393
Fidelity Materials Central Fund (c)	13,204	1,771,211
Fidelity Telecom Services Central Fund (c)	11,005	1,224,590
Fidelity Utilities Central Fund (c)	17,378	1,806,392
TOTAL EQUITY CENTRAL FUNDS (Cost $68,985,873)		61,774,768
Fixed-Income Central Funds - 51.3%

High Yield Fixed-Income Funds - 6.8%
Fidelity Emerging Markets Debt Central Fund (c)	83,145	799,850
Fidelity Floating Rate Central Fund (c)	54,269	5,172,942
Fidelity High Income Central Fund 1 (c)	57,199	5,232,601
TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,205,393
Investment Grade Fixed-Income Funds - 44.5%
Fidelity Tactical Income Central Fund (c)	703,645	73,770,150
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $81,643,744)		84,975,543
Money Market Central Funds - 9.6%

Fidelity Cash Central Fund, 0.12% (a)	5,752,626	5,752,626
Fidelity Money Market Central Fund, 0.31% (a)	10,215,408	10,215,408
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $15,968,034)		15,968,034
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to .01% 11/25/11 (b) (Cost $224,999)	$ 225,000	224,990
Investment Companies - 1.4%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $2,220,641)	20,000	$ 2,286,003
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $169,043,291)	165,229,338
NET OTHER ASSETS (LIABILITIES) - 0.3%	450,271
NET ASSETS - 100%	$ 165,679,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 788,200	$ (16,802)
22 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	924,330	(145,781)
TOTAL EQUITY INDEX CONTRACTS		$ 1,712,530	$ (162,583)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $124,995.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,846
Fidelity Commodity Strategy Central Fund	490
Fidelity Consumer Discretionary Central Fund	50,673
Fidelity Consumer Staples Central Fund	103,779
Fidelity Emerging Markets Debt Central Fund	24,636
Fidelity Emerging Markets Equity Central Fund	39,440
Fidelity Energy Central Fund	71,269
Fidelity Financials Central Fund	69,239
Fidelity Floating Rate Central Fund	195,075
Fidelity Health Care Central Fund	30,641
Fidelity High Income Central Fund 1	337,233
Fidelity Industrials Central Fund	67,098
Fidelity Information Technology Central Fund	28,050
Fidelity International Equity Central Fund	386,729
Fidelity Materials Central Fund	24,369
Fidelity Money Market Central Fund	23,094
Fidelity Tactical Income Central Fund	1,758,067
Fidelity Telecom Services Central Fund	24,796
Fidelity Utilities Central Fund	41,637
Total	$ 3,287,161
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 939,062	$ 2,049,502	$ 2,904,574	$ 3,132	0.0%
Fidelity Consumer Discretionary Central Fund	2,746,341	2,416,053	514,763	4,483,655	0.7%
Fidelity Consumer Staples Central Fund	2,734,564	2,279,026	557,125	4,558,982	0.7%
Fidelity Emerging Markets Debt Central Fund	-	864,556	32,740	799,850	0.8%
Fidelity Emerging Markets Equity Central Fund	1,893,785	2,314,324	987,443	2,692,815	1.1%
Fidelity Energy Central Fund	2,808,419	3,288,943	667,288	4,991,049	0.8%
Fidelity Financials Central Fund	4,798,986	5,521,511	1,288,216	7,133,563	0.8%
Fidelity Floating Rate Central Fund	2,867,577	2,733,050	260,158	5,172,942	0.2%
Fidelity Health Care Central Fund	3,113,727	2,976,658	798,491	5,458,156	0.8%
Fidelity High Income Central Fund 1	3,382,802	3,125,255	976,820	5,232,601	1.1%
Fidelity Industrials Central Fund	2,902,234	2,879,733	451,720	4,818,810	0.8%
Fidelity Information Technology Central Fund	4,037,161	6,224,471	1,074,713	8,490,020	0.8%
Fidelity International Equity Central Fund	9,145,167	9,945,228	2,507,440	14,342,393	1.0%
Fidelity Materials Central Fund	1,035,671	1,082,015	136,500	1,771,211	0.8%
Fidelity Tactical Income Central Fund	38,036,299	41,273,215	7,890,442	73,770,150	1.5%
Fidelity Telecom Services Central Fund	753,739	688,771	144,873	1,224,590	0.7%
Fidelity Utilities Central Fund	973,601	884,581	128,536	1,806,392	0.7%
Total	$ 82,169,135	$ 90,546,892	$ 21,321,842	$ 146,750,311
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 61,774,768	$ 61,774,768	$ -	$ -
Fixed-Income Central Funds	84,975,543	84,975,543	-	-
Money Market Central Funds	15,968,034	15,968,034	-	-
U.S. Treasury Obligations	224,990	-	224,990	-
Investment Companies	2,286,003	2,286,003	-	-
Total Investments in Securities:	$ 165,229,338	$ 165,004,348	$ 224,990	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (162,583)	$ (162,583)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (162,583)
Total Value of Derivatives	$ -	$ (162,583)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.9%
United Kingdom	3.0%
Japan	1.4%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,445,640)	$ 2,510,993
Fidelity Central Funds (cost $166,597,651)	162,718,345
Total Investments (cost $169,043,291)		$ 165,229,338
Cash		84,042
Receivable for investments sold		449,843
Receivable for fund shares sold		2,832,990
Distributions receivable from Fidelity Central Funds		344
Receivable from investment adviser for expense reductions		4,636
Other receivables		2,912
Total assets		168,604,105

Liabilities
Payable for investments purchased	$ 2,337,358
Payable for fund shares redeemed	429,130
Accrued management fee	55,292
Distribution and service plan fees payable	7,770
Payable for daily variation margin on futures contracts	56,871
Other affiliated payables	19,131
Other payables and accrued expenses	18,944
Total liabilities		2,924,496

Net Assets		$ 165,679,609
Net Assets consist of:
Paid in capital		$ 167,163,931
Undistributed net investment income		794,062
Accumulated undistributed net realized gain (loss) on investments		1,698,152
Net unrealized appreciation (depreciation) on investments		(3,976,536)
Net Assets		$ 165,679,609

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,337,135 ÷ 1,132,106 shares)		$ 9.13

Maximum offering price per share (100/94.25 of $9.13)		$ 9.69
Class T: Net Asset Value and redemption price per share ($3,760,187 ÷ 412,436 shares)		$ 9.12

Maximum offering price per share (100/96.50 of $9.12)		$ 9.45
Class B: Net Asset Value and offering price per share ($855,892 ÷ 93,852 shares)A		$ 9.12

Class C: Net Asset Value and offering price per share ($3,910,593 ÷ 429,473 shares)A		$ 9.11

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($146,235,959 ÷ 16,021,253 shares)		$ 9.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($579,843 ÷ 63,517 shares)		$ 9.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 56,025
Interest		12
Income from Fidelity Central Funds		3,287,161
Total income		3,343,198

Expenses
Management fee	$ 554,767
Transfer agent fees	140,360
Distribution and service plan fees	82,545
Accounting fees and expenses	55,441
Custodian fees and expenses	2,422
Independent trustees' compensation	450
Registration fees	83,757
Audit	26,952
Legal	453
Miscellaneous	855
Total expenses before reductions	948,002
Expense reductions	(21,735)	926,267
Net investment income (loss)		2,416,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,960
Fidelity Central Funds	2,684,248
Futures contracts	(181,712)
Capital gain distributions from Fidelity Central Funds	38,046
Total net realized gain (loss)		2,647,542
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,262,772)
Futures contracts	(162,583)
Total change in net unrealized appreciation (depreciation)		(7,425,355)
Net gain (loss)		(4,777,813)
Net increase (decrease) in net assets resulting from operations		$ (2,360,882)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,416,931	$ 1,339,556
Net realized gain (loss)	2,647,542	2,235,833
Change in net unrealized appreciation (depreciation)	(7,425,355)	2,894,489
Net increase (decrease) in net assets resulting from operations	(2,360,882)	6,469,878
Distributions to shareholders from net investment income	(2,058,508)	(1,163,953)
Distributions to shareholders from net realized gain	(2,999,305)	(185,158)
Total distributions	(5,057,813)	(1,349,111)
Share transactions - net increase (decrease)	82,055,159	41,051,049
Total increase (decrease) in net assets	74,636,464	46,171,816

Net Assets
Beginning of period	91,043,145	44,871,329
End of period (including undistributed net investment income of $794,062 and undistributed net investment income of $432,442, respectively)	$ 165,679,609	$ 91,043,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.16	.20	.23
Net realized and unrealized gain (loss)	(.06)	.70	.34	(1.66)
Total from investment operations	.10	.86	.54	(1.43)
Distributions from net investment income	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B,C,D	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets H, I
Expenses before reductions	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.14	.18	.21
Net realized and unrealized gain (loss)	(.05)	.70	.35	(1.66)
Total from investment operations	.08	.84	.53	(1.45)
Distributions from net investment income	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B,C,D	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets H, I
Expenses before reductions	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.14	.16
Net realized and unrealized gain (loss)	(.06)	.71	.35	(1.66)
Total from investment operations	.02	.80	.49	(1.50)
Distributions from net investment income	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.34) I	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B,C,D	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets H, J
Expenses before reductions	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.14	.16
Net realized and unrealized gain (loss)	(.05)	.70	.34	(1.65)
Total from investment operations	.03	.79	.48	(1.49)
Distributions from net investment income	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.35) I	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B,C,D	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets H, J
Expenses before reductions	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.22	.25
Net realized and unrealized gain (loss)	(.06)	.71	.34	(1.65)
Total from investment operations	.12	.89	.56	(1.40)
Distributions from net investment income	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.44) H	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G, I
Expenses before reductions	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate E	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.22	.25
Net realized and unrealized gain (loss)	(.06)	.71	.34	(1.65)
Total from investment operations	.12	.89	.56	(1.40)
Distributions from net investment income	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G, H
Expenses before reductions	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate E	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.8
Procter & Gamble Co.	0.6	0.5
Exxon Mobil Corp.	0.5	0.7
General Electric Co.	0.5	0.6
Chevron Corp.	0.5	0.4
The Coca-Cola Co.	0.4	0.4
Amazon.com, Inc.	0.4	0.2
Oracle Corp.	0.4	0.3
BNP Paribas SA	0.4	0.0
Google, Inc Class A	0.3	0.4
	4.7
Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.5	11.8
Fannie Mae	9.8	11.5
Freddie Mac	3.3	2.3
Ginnie Mae	2.6	0.6
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.3
	28.6
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 45.5%	Stock Class and Equity Futures** 51.8%
Bond Class 46.3%	Bond Class 39.7%
Short-Term Class 8.2%	Short-Term Class 8.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.6
Fidelity Information Technology Central Fund	6.3
Fidelity Financials Central Fund	4.9
Fidelity Health Care Central Fund	4.0
Fidelity Consumer Discretionary Central Fund	3.5
Fidelity Energy Central Fund	3.5
Fidelity Industrials Central Fund	3.5
Fidelity Consumer Staples Central Fund	3.4
Fidelity Emerging Markets Equity Central Fund	1.7
Fidelity Materials Central Fund	1.3
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.0
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	45.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	39.4
Total Fixed-Income Central Funds	46.5
Money Market Central Funds	6.3
U.S. Treasury Obligations	0.2
Investment Companies	1.6
Net Other Assets (Liabilities)	0.4
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 19.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 45.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	12,889	$ 136,625
Fidelity Consumer Discretionary Central Fund (c)	1,836,522	209,822,586
Fidelity Consumer Staples Central Fund (c)	1,547,484	203,617,955
Fidelity Emerging Markets Equity Central Fund (c)	599,764	99,932,653
Fidelity Energy Central Fund (c)	2,088,909	210,081,529
Fidelity Financials Central Fund (c)	6,649,534	295,039,836
Fidelity Health Care Central Fund (c)	1,918,901	236,389,357
Fidelity Industrials Central Fund (c)	1,767,553	207,581,392
Fidelity Information Technology Central Fund (c)	2,513,276	377,745,310
Fidelity International Equity Central Fund (c)	10,984,029	635,426,079
Fidelity Materials Central Fund (c)	557,797	74,822,938
Fidelity Telecom Services Central Fund (c)	530,423	59,025,427
Fidelity Utilities Central Fund (c)	774,158	80,473,684
TOTAL EQUITY CENTRAL FUNDS (Cost $2,927,383,069)		2,690,095,371
Fixed-Income Central Funds - 46.5%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (c)	3,398,499	32,693,557
Fidelity Floating Rate Central Fund (c)	1,943,598	185,263,734
Fidelity High Income Central Fund 1 (c)	2,238,990	204,822,825
TOTAL HIGH YIELD FIXED-INCOME FUNDS		422,780,116
Investment Grade Fixed-Income Funds - 39.4%
Fidelity Tactical Income Central Fund (c)	22,454,769	2,354,157,964
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,639,955,278)		2,776,938,080
Money Market Central Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	152,605,031	$ 152,605,031
Fidelity Money Market Central Fund, 0.31% (a)	225,899,905	225,899,905
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $378,504,936)		378,504,936
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $13,549,934)	$ 13,550,000	13,549,404
Investment Companies - 1.6%
	Shares
iShares Barclays TIPS Bond ETF (Cost $89,955,681)	810,100	92,594,430
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,049,348,898)	5,951,682,221
NET OTHER ASSETS (LIABILITIES) - 0.4%	23,187,596
NET ASSETS - 100%	$ 5,974,869,817
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,691 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 95,203,300	$ (1,696,242)
182 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	12,254,060	(387,400)
1,350 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	56,720,250	(8,657,710)
TOTAL EQUITY INDEX CONTRACTS		$ 164,177,610	$ (10,741,352)

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,549,404.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 223,959
Fidelity Commodity Strategy Central Fund	21,138
Fidelity Consumer Discretionary Central Fund	3,043,130
Fidelity Consumer Staples Central Fund	6,228,665
Fidelity Emerging Markets Debt Central Fund	1,079,416
Fidelity Emerging Markets Equity Central Fund	2,105,970
Fidelity Energy Central Fund	4,071,927
Fidelity Financials Central Fund	3,940,163
Fidelity Floating Rate Central Fund	9,544,812
Fidelity Health Care Central Fund	1,918,652
Fidelity High Income Central Fund 1	17,705,210
Fidelity Industrials Central Fund	3,983,425
Fidelity Information Technology Central Fund	1,549,857
Fidelity International Equity Central Fund	21,932,902
Fidelity Materials Central Fund	1,387,076
Fidelity Money Market Central Fund	843,935
Fidelity Tactical Income Central Fund	74,063,827
Fidelity Telecom Services Central Fund	1,650,456
Fidelity Utilities Central Fund	2,599,276
Total	$ 157,893,796
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 65,241,884	$ 66,190,279	$ 132,223,460	$ 136,625	0.0%
Fidelity Consumer Discretionary Central Fund	235,359,788	3,991,178	35,106,397	209,822,586	34.6%
Fidelity Consumer Staples Central Fund	228,445,360	7,415,259	44,363,330	203,617,955	31.4%
Fidelity Emerging Markets Debt Central Fund	-	35,142,857	1,153,787	32,693,557	31.2%
Fidelity Emerging Markets Equity Central Fund	172,366,846	25,104,524	80,165,855	99,932,653	39.9%
Fidelity Energy Central Fund	231,189,162	10,019,576	41,849,960	210,081,529	31.7%
Fidelity Financials Central Fund	390,689,038	20,829,326	40,959,527	295,039,836	32.2%
Fidelity Floating Rate Central Fund	193,642,208	23,593,713	28,952,731	185,263,734	6.6%
Fidelity Health Care Central Fund	267,409,685	8,976,334	69,050,344	236,389,357	32.7%
Fidelity High Income Central Fund 1	257,887,814	18,520,457	62,883,363	204,822,825	41.1%
Fidelity Industrials Central Fund	257,594,118	5,542,517	51,794,789	207,581,392	33.1%
Fidelity Information Technology Central Fund	387,038,121	61,579,093	70,056,574	377,745,310	33.9%
Fidelity International Equity Central Fund	746,878,361	52,466,078	80,216,063	635,426,079	42.8%
Fidelity Materials Central Fund	85,849,120	6,219,229	16,008,179	74,822,938	34.8%
Fidelity Tactical Income Central Fund	2,319,043,365	305,821,834	348,426,540	2,354,157,964	46.3%
Fidelity Telecom Services Central Fund	66,739,289	1,934,188	7,164,425	59,025,427	32.3%
Fidelity Utilities Central Fund	84,950,881	3,105,097	13,418,057	80,473,684	32.8%
Total	$ 5,990,325,040	$ 656,451,539	$ 1,123,793,381	$ 5,467,033,451
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,690,095,371	$ 2,690,095,371	$ -	$ -
Fixed-Income Central Funds	2,776,938,080	2,776,938,080	-	-
Money Market Central Funds	378,504,936	378,504,936	-	-
U.S. Treasury Obligations	13,549,404	-	13,549,404	-
Investment Companies	92,594,430	92,594,430	-	-
Total Investments in Securities:	$ 5,951,682,221	$ 5,938,132,817	$ 13,549,404	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (10,741,352)	$ (10,741,352)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (10,741,352)
Total Value of Derivatives	$ -	$ (10,741,352)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	28.3%
AAA,AA,A	6.0%
BBB	5.4%
BB	2.9%
B	3.8%
CCC,CC,C	0.8%
D	0.0%
Not Rated	0.7%
Equities*	47.5%
Short-Term Investments and Net Other Assets	4.6%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.1%
United Kingdom	3.5%
Japan	1.8%
France	1.5%
Switzerland	1.5%
Germany	1.1%
Others (Individually Less Than 1%)	10.5%
100.0%
Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $221,993,909 of which $165,282,090 and $56,711,819 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $103,505,615)	$ 106,143,834
Fidelity Central Funds (cost $5,945,843,283)	5,845,538,387
Total Investments (cost $6,049,348,898)		$ 5,951,682,221
Receivable for investments sold		32,439,668
Receivable for fund shares sold		4,806,460
Distributions receivable from Fidelity Central Funds		9,488
Other receivables		373,479
Total assets		5,989,311,316

Liabilities
Payable for investments purchased	$ 1,622,529
Payable for fund shares redeemed	3,311,823
Accrued management fee	2,606,632
Transfer agent fee payable	863,051
Distribution and service plan fees payable	37,384
Payable for daily variation margin on futures contracts	5,636,565
Other affiliated payables	124,550
Other payables and accrued expenses	238,965
Total liabilities		14,441,499

Net Assets		$ 5,974,869,817
Net Assets consist of:
Paid in capital		$ 6,282,721,215
Undistributed net investment income		31,960,233
Accumulated undistributed net realized gain (loss) on investments		(231,403,602)
Net unrealized appreciation (depreciation) on investments		(108,408,029)
Net Assets		$ 5,974,869,817

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,153,534 ÷ 3,338,130 shares)		$ 14.43

Maximum offering price per share (100/94.25 of $14.43)		$ 15.31
Class T: Net Asset Value and redemption price per share ($19,679,040 ÷ 1,365,413 shares)		$ 14.41

Maximum offering price per share (100/96.50 of $14.41)		$ 14.93
Class B: Net Asset Value and offering price per share ($4,108,691 ÷ 285,749 shares)A		$ 14.38

Class C: Net Asset Value and offering price per share ($17,319,752 ÷ 1,206,749 shares)A		$ 14.35

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($5,878,293,174 ÷ 406,151,122 shares)		$ 14.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,315,626 ÷ 506,071 shares)		$ 14.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 2,367,421
Interest		2,740
Income from Fidelity Central Funds		157,893,796
Total income		160,263,957

Expenses
Management fee	$ 33,420,246
Transfer agent fees	10,893,969
Distribution and service plan fees	453,914
Accounting fees and expenses	1,431,674
Custodian fees and expenses	3,203
Independent trustees' compensation	24,690
Appreciation in deferred trustee compensation account	680
Registration fees	135,992
Audit	27,988
Legal	41,750
Miscellaneous	65,653
Total expenses before reductions	46,499,759
Expense reductions	(805,293)	45,694,466
Net investment income (loss)		114,569,491
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,613,742
Fidelity Central Funds	200,584,695
Futures contracts	(4,458,241)
Capital gain distributions from Fidelity Central Funds	1,645,238
Total net realized gain (loss)		207,385,434
Change in net unrealized appreciation (depreciation) on: Investment securities	(253,896,036)
Futures contracts	(13,627,019)
Total change in net unrealized appreciation (depreciation)		(267,523,055)
Net gain (loss)		(60,137,621)
Net increase (decrease) in net assets resulting from operations		$ 54,431,870

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,569,491	$ 116,916,038
Net realized gain (loss)	207,385,434	94,639,028
Change in net unrealized appreciation (depreciation)	(267,523,055)	422,670,536
Net increase (decrease) in net assets resulting from operations	54,431,870	634,225,602
Distributions to shareholders from net investment income	(111,824,847)	(118,842,592)
Distributions to shareholders from net realized gain	(10,387,742)	-
Total distributions	(122,212,589)	(118,842,592)
Share transactions - net increase (decrease)	(352,152,340)	(179,994,284)
Total increase (decrease) in net assets	(419,933,059)	335,388,726

Net Assets
Beginning of period	6,394,802,876	6,059,414,150
End of period (including undistributed net investment income of $31,960,233 and undistributed net investment income of $29,178,569, respectively)	$ 5,974,869,817	$ 6,394,802,876

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.22	.23	.30	.36	.43
Net realized and unrealized gain (loss)	(.19)	1.17	.60	(2.96)	1.45
Total from investment operations	.03	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.22)	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.24)	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total Return B,C,D	.11%	10.52%	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of all reductions	1.00%	.96%	1.01%	.98%	1.00% A
Net investment income (loss)	1.43%	1.62%	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,154	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.63	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19	.19	.27	.33	.39
Net realized and unrealized gain (loss)	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	(.01)	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.19)	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.21)	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total Return B,C,D	(.16)%	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets F,I
Expenses before reductions	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.22%	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	1.21%	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,679	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.11	.21	.24	.30
Net realized and unrealized gain (loss)	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	(.09)	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.10)	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.12)	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B,C,D	(.65)%	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.75%	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.68%	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,109	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.57	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.12	.21	.25	.31
Net realized and unrealized gain (loss)	(.19)	1.17	.59	(2.95)	1.45
Total from investment operations	(.08)	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.11)	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.14) J	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B,C,D	(.64)%	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets F,I
Expenses before reductions	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.73%	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.71%	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,320	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Income from Investment Operations
Net investment income (loss) B	.27	.26	.33	.41	.49
Net realized and unrealized gain (loss)	(.19)	1.18	.60	(2.97)	1.41
Total from investment operations	.08	1.44	.93	(2.56)	1.90
Distributions from net investment income	(.26)	(.27)	(.38)	(.47)	(.50)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.29) F	(.27)	(.39)	(1.57)	(1.40)
Net asset value, end of period	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Total Return A	.41%	10.79%	7.78%	(16.34)%	12.02%
Ratios to Average Net Assets C,E
Expenses before reductions	.70%	.71%	.77%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.71%	.77%	.71%	.71%
Expenses net of all reductions	.69%	.70%	.77%	.70%	.70%
Net investment income (loss)	1.75%	1.89%	2.85%	2.74%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110
Portfolio turnover rate D	14%	19%	15%	8%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.26	.26	.34	.42	.48
Net realized and unrealized gain (loss)	(.19)	1.19	.59	(2.98)	1.46
Total from investment operations	.07	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.26)	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.28)	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B,C	.37%	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets E,H
Expenses before reductions	.74%	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.74%	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.73%	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.71%	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,316	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate F	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.9
Procter & Gamble Co.	0.7	0.6
Exxon Mobil Corp.	0.6	0.8
General Electric Co.	0.6	0.6
Chevron Corp.	0.6	0.5
The Coca-Cola Co.	0.5	0.5
Amazon.com, Inc.	0.5	0.3
Oracle Corp.	0.5	0.4
BNP Paribas SA	0.4	0.0
Google, Inc Class A	0.4	0.4
	5.7
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 55.6%	Stock Class and Equity Futures** 60.8%
Bond Class 40.0%	Bond Class 35.4%
Short-Term Class 4.4%	Short-Term Class 3.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	13.3
Fidelity Information Technology Central Fund	7.9
Fidelity Financials Central Fund	6.4
Fidelity Health Care Central Fund	5.0
Fidelity Energy Central Fund	4.5
Fidelity Industrials Central Fund	4.3
Fidelity Consumer Discretionary Central Fund	4.1
Fidelity Consumer Staples Central Fund	4.1
Fidelity Emerging Markets Equity Central Fund	2.3
Fidelity Materials Central Fund	1.5
Fidelity Utilities Central Fund	1.5
Fidelity Telecom Services Central Fund	1.1
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	56.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.2
Investment Grade Fixed-Income Funds	34.2
Total Fixed-Income Central Funds	40.4
Money Market Central Funds	2.0
U.S. Treasury Obligations	0.2
Investment Companies	0.9
Net Other Assets (Liabilities)	0.5
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 23.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 56.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	616	$ 6,531
Fidelity Consumer Discretionary Central Fund (c)	108,435	12,388,655
Fidelity Consumer Staples Central Fund (c)	93,100	12,250,056
Fidelity Emerging Markets Equity Central Fund (c)	41,661	6,941,612
Fidelity Energy Central Fund (c)	133,751	13,451,364
Fidelity Financials Central Fund (c)	438,763	19,467,932
Fidelity Health Care Central Fund (c)	121,424	14,958,235
Fidelity Industrials Central Fund (c)	110,677	12,997,889
Fidelity Information Technology Central Fund (c)	157,722	23,705,586
Fidelity International Equity Central Fund (c)	694,611	40,183,231
Fidelity Materials Central Fund (c)	34,458	4,622,261
Fidelity Telecom Services Central Fund (c)	30,439	3,387,271
Fidelity Utilities Central Fund (c)	44,504	4,626,235
TOTAL EQUITY CENTRAL FUNDS (Cost $188,473,664)		168,986,858
Fixed-Income Central Funds - 40.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Emerging Markets Debt Central Fund (c)	159,591	1,535,265
Fidelity Floating Rate Central Fund (c)	81,417	7,760,657
Fidelity High Income Central Fund 1 (c)	102,542	9,380,567
TOTAL HIGH YIELD FIXED-INCOME FUNDS		18,676,489
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Tactical Income Central Fund (c)	983,907	103,152,770
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $117,578,611)		121,829,259
Money Market Central Funds - 2.0%

Fidelity Cash Central Fund, 0.12% (a) (Cost $6,182,215)	6,182,215	6,182,215
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.1% 11/25/11 (b) (Cost $624,997)	$ 625,000	624,973
Investment Companies - 0.9%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $2,790,228)	25,100	$ 2,868,930
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $315,649,715)	300,492,235
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,432,313
NET ASSETS - 100%	$ 301,924,548
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
42 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 2,364,600	$ (50,407)
4 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	269,320	(8,514)
69 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	2,899,035	(444,466)
TOTAL EQUITY INDEX CONTRACTS		$ 5,532,955	$ (503,387)

The face value of futures purchased as a percentage of net assets is 1.9%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $624,973.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,780
Fidelity Commodity Strategy Central Fund	980
Fidelity Consumer Discretionary Central Fund	136,915
Fidelity Consumer Staples Central Fund	282,932
Fidelity Emerging Markets Debt Central Fund	46,929
Fidelity Emerging Markets Equity Central Fund	107,998
Fidelity Energy Central Fund	193,033
Fidelity Financials Central Fund	187,711
Fidelity Floating Rate Central Fund	339,997
Fidelity Health Care Central Fund	80,361
Fidelity High Income Central Fund 1	595,812
Fidelity Industrials Central Fund	182,062
Fidelity Information Technology Central Fund	76,936
Fidelity International Equity Central Fund	1,081,018
Fidelity Materials Central Fund	64,658
Fidelity Tactical Income Central Fund	2,342,694
Fidelity Telecom Services Central Fund	66,409
Fidelity Utilities Central Fund	111,462
Total	$ 5,903,687
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,209,694	$ 5,056,149	$ 5,983,592	$ 6,531	0.0%
Fidelity Consumer Discretionary Central Fund	5,756,305	7,996,529	675,448	12,388,655	2.0%
Fidelity Consumer Staples Central Fund	5,811,550	6,639,341	374,512	12,250,056	1.9%
Fidelity Emerging Markets Debt Central Fund	-	1,632,361	35,073	1,535,265	1.5%
Fidelity Emerging Markets Equity Central Fund	4,128,180	6,855,197	2,447,752	6,941,612	2.8%
Fidelity Energy Central Fund	5,915,090	10,159,214	811,264	13,451,364	2.0%
Fidelity Financials Central Fund	10,671,039	16,082,466	1,666,278	19,467,932	2.1%
Fidelity Floating Rate Central Fund	4,167,636	5,803,076	1,899,816	7,760,657	0.3%
Fidelity Health Care Central Fund	6,551,401	8,638,208	418,290	14,958,235	2.1%
Fidelity High Income Central Fund 1	4,893,382	6,845,222	1,796,700	9,380,567	1.9%
Fidelity Industrials Central Fund	6,164,332	9,033,651	430,403	12,997,889	2.1%
Fidelity Information Technology Central Fund	8,716,166	18,079,257	740,302	23,705,586	2.1%
Fidelity International Equity Central Fund	19,858,213	30,905,921	3,638,019	40,183,231	2.7%
Fidelity Materials Central Fund	2,114,208	3,389,940	165,356	4,622,261	2.1%
Fidelity Tactical Income Central Fund	40,787,960	65,320,097	6,351,666	103,152,770	2.0%
Fidelity Telecom Services Central Fund	1,538,035	2,221,079	116,587	3,387,271	1.9%
Fidelity Utilities Central Fund	2,134,412	2,447,098	141,972	4,626,235	1.9%
Total	$ 130,417,603	$ 207,104,806	$ 27,693,030	$ 290,816,117
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 168,986,858	$ 168,986,858	$ -	$ -
Fixed-Income Central Funds	121,829,259	121,829,259	-	-
Money Market Central Funds	6,182,215	6,182,215	-	-
U.S. Treasury Obligations	624,973	-	624,973	-
Investment Companies	2,868,930	2,868,930	-	-
Total Investments in Securities:	$ 300,492,235	$ 299,867,262	$ 624,973	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (503,387)	$ (503,387)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (503,387)
Total Value of Derivatives	$ -	$ (503,387)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.5%
AAA,AA,A	5.4%
BBB	4.6%
BB	2.5%
B	3.1%
CCC,CC,C	0.8%
Not Rated	0.6%
Equities*	56.4%
Short-Term Investments and Net Other Assets	2.1%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.1%
United Kingdom	4.2%
Japan	2.3%
Switzerland	1.9%
France	1.7%
Germany	1.5%
Brazil	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.3%
100.0%
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending September 30, 2012 approximately $1,341,532 of losses recognized during the period November 1, 2010 to September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,415,225)	$ 3,493,903
Fidelity Central Funds (cost $312,234,490)	296,998,332
Total Investments (cost $315,649,715)		$ 300,492,235
Receivable for investments sold		1,921,846
Receivable for fund shares sold		1,264,244
Distributions receivable from Fidelity Central Funds		431
Receivable from investment adviser for expense reductions		7,068
Other receivables		8,409
Total assets		303,694,233

Liabilities
Payable for investments purchased	$ 1,039,947
Payable for fund shares redeemed	266,719
Accrued management fee	138,129
Distribution and service plan fees payable	17,514
Payable for daily variation margin on futures contracts	235,175
Other affiliated payables	53,195
Other payables and accrued expenses	19,006
Total liabilities		1,769,685

Net Assets		$ 301,924,548
Net Assets consist of:
Paid in capital		$ 313,892,090
Undistributed net investment income		3,353,834
Accumulated undistributed net realized gain (loss) on investments		339,491
Net unrealized appreciation (depreciation) on investments		(15,660,867)
Net Assets		$ 301,924,548

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,706,864 ÷ 3,506,664 shares)		$ 8.76

Maximum offering price per share (100/94.25 of $8.76)		$ 9.29
Class T: Net Asset Value and redemption price per share ($8,044,536 ÷ 922,454 shares)		$ 8.72

Maximum offering price per share (100/96.50 of $8.72)		$ 9.04
Class B: Net Asset Value and offering price per share ($1,833,045 ÷ 210,859 shares)A		$ 8.69

Class C: Net Asset Value and offering price per share ($6,927,641 ÷ 798,850 shares)A		$ 8.67

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($246,942,698 ÷ 28,072,417 shares)		$ 8.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,469,764 ÷ 849,644 shares)		$ 8.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 74,566
Interest		40
Income from Fidelity Central Funds		5,903,687
Total income		5,978,293

Expenses
Management fee	$ 1,345,882
Transfer agent fees	406,957
Distribution and service plan fees	197,391
Accounting fees and expenses	118,846
Custodian fees and expenses	2,354
Independent trustees' compensation	797
Registration fees	101,227
Audit	26,961
Legal	752
Miscellaneous	1,310
Total expenses before reductions	2,202,477
Expense reductions	(47,377)	2,155,100
Net investment income (loss)		3,823,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	163,089
Fidelity Central Funds	2,923,493
Futures contracts	(548,365)
Capital gain distributions from Fidelity Central Funds	75,994
Total net realized gain (loss)		2,614,211
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,858,076)
Futures contracts	(501,719)
Total change in net unrealized appreciation (depreciation)		(22,359,795)
Net gain (loss)		(19,745,584)
Net increase (decrease) in net assets resulting from operations		$ (15,922,391)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,823,193	$ 1,632,043
Net realized gain (loss)	2,614,211	3,650,863
Change in net unrealized appreciation (depreciation)	(22,359,795)	4,613,011
Net increase (decrease) in net assets resulting from operations	(15,922,391)	9,895,917
Distributions to shareholders from net investment income	(1,801,117)	(928,570)
Distributions to shareholders from net realized gain	(4,681,894)	(200,877)
Total distributions	(6,483,011)	(1,129,447)
Share transactions - net increase (decrease)	192,473,577	57,616,057
Total increase (decrease) in net assets	170,068,175	66,382,527

Net Assets
Beginning of period	131,856,373	65,473,846
End of period (including undistributed net investment income of $3,353,834 and undistributed net investment income of $1,329,689, respectively)	$ 301,924,548	$ 131,856,373

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.13	.15	.17
Net realized and unrealized gain (loss)	(.20)	.76	.41	(2.18)
Total from investment operations	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10	.13	.15
Net realized and unrealized gain (loss)	(.21)	.76	.42	(2.19)
Total from investment operations	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.10	.11
Net realized and unrealized gain (loss)	(.21)	.75	.42	(2.19)
Total from investment operations	(.15)	.81	.52	(2.08)
Distributions from net investment income	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.10	.11
Net realized and unrealized gain (loss)	(.20)	.74	.42	(2.19)
Total from investment operations	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.15	.17	.19
Net realized and unrealized gain (loss)	(.21)	.76	.42	(2.18)
Total from investment operations	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.15	.17	.20
Net realized and unrealized gain (loss)	(.22)	.76	.42	(2.19)
Total from investment operations	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	1.1
Procter & Gamble Co.	0.9	0.7
Exxon Mobil Corp.	0.7	0.9
General Electric Co.	0.7	0.8
Chevron Corp.	0.7	0.6
The Coca-Cola Co.	0.6	0.5
Amazon.com, Inc.	0.6	0.3
BNP Paribas SA	0.6	0.0
Oracle Corp.	0.5	0.4
Royal Dutch Shell PLC Class A (United Kingdom)	0.5	0.4
	6.8
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 64.9%	Stock Class and Equity Futures** 71.3%
Bond Class 30.9%	Bond Class 25.2%
Short-Term Class 4.2%	Short-Term Class 3.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	15.4
Fidelity Information Technology Central Fund	8.4
Fidelity Financials Central Fund	7.6
Fidelity Health Care Central Fund	5.7
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Energy Central Fund	5.1
Fidelity Industrials Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	2.5
Fidelity Utilities Central Fund	2.0
Fidelity Materials Central Fund	1.8
Fidelity Telecom Services Central Fund	1.5
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	65.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.2
Investment Grade Fixed-Income Funds	24.1
Total Fixed-Income Central Funds	30.3
Money Market Central Funds	2.2
U.S. Treasury Obligations	0.3
Investment Companies	1.0
Net Other Assets (Liabilities)	1.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 27.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 65.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	5,795	$ 61,425
Fidelity Consumer Discretionary Central Fund (c)	1,031,967	117,902,173
Fidelity Consumer Staples Central Fund (c)	880,028	115,794,020
Fidelity Emerging Markets Equity Central Fund (c)	350,583	58,414,160
Fidelity Energy Central Fund (c)	1,185,719	119,247,745
Fidelity Financials Central Fund (c)	3,961,053	175,751,943
Fidelity Health Care Central Fund (c)	1,078,058	132,805,973
Fidelity Industrials Central Fund (c)	1,008,401	118,426,577
Fidelity Information Technology Central Fund (c)	1,288,200	193,616,497
Fidelity International Equity Central Fund (c)	6,174,599	357,200,552
Fidelity Materials Central Fund (c)	306,479	41,111,134
Fidelity Telecom Services Central Fund (c)	303,152	33,734,709
Fidelity Utilities Central Fund (c)	453,126	47,102,493
TOTAL EQUITY CENTRAL FUNDS (Cost $1,753,265,300)		1,511,169,401
Fixed-Income Central Funds - 30.3%

High Yield Fixed-Income Funds - 6.2%
Fidelity Emerging Markets Debt Central Fund (c)	1,400,175	13,469,679
Fidelity Floating Rate Central Fund (c)	608,716	58,022,827
Fidelity High Income Central Fund 1 (c)	789,088	72,185,740
TOTAL HIGH YIELD FIXED-INCOME FUNDS		143,678,246
Investment Grade Fixed-Income Funds - 24.1%
Fidelity Tactical Income Central Fund (c)	5,339,827	559,827,477
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $681,118,930)		703,505,723
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.12% (a)	51,307,269	51,307,269
Fidelity Money Market Central Fund, 0.31% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $51,307,273)		51,307,273
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $6,249,967)	$ 6,250,000	6,249,725
Investment Companies - 1.0%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $23,711,633)	213,200	$ 24,368,759
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,515,653,103)	2,296,600,881
NET OTHER ASSETS (LIABILITIES) - 1.0%	22,890,375
NET ASSETS - 100%	$ 2,319,491,256
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
545 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 30,683,500	$ (583,342)
49 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	3,299,170	(104,300)
708 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	29,746,620	(4,509,661)
TOTAL EQUITY INDEX CONTRACTS		$ 63,729,290	$ (5,197,303)

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,249,725.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,874
Fidelity Commodity Strategy Central Fund	9,490
Fidelity Consumer Discretionary Central Fund	1,740,830
Fidelity Consumer Staples Central Fund	3,489,918
Fidelity Emerging Markets Debt Central Fund	444,486
Fidelity Emerging Markets Equity Central Fund	1,226,965
Fidelity Energy Central Fund	2,324,173
Fidelity Financials Central Fund	2,266,002
Fidelity Floating Rate Central Fund	3,773,126
Fidelity Health Care Central Fund	1,078,504
Fidelity High Income Central Fund 1	6,918,897
Fidelity Industrials Central Fund	2,246,644
Fidelity Information Technology Central Fund	867,248
Fidelity International Equity Central Fund	12,483,298
Fidelity Materials Central Fund	794,980
Fidelity Money Market Central Fund	178
Fidelity Tactical Income Central Fund	16,919,352
Fidelity Telecom Services Central Fund	934,762
Fidelity Utilities Central Fund	1,498,987
Total	$ 59,087,714
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 25,415,430	$ 34,969,287	$ 60,167,679	$ 61,425	0.0%
Fidelity Consumer Discretionary Central Fund	136,069,986	2,738,663	23,953,666	117,902,173	19.4%
Fidelity Consumer Staples Central Fund	127,570,864	5,474,485	23,505,668	115,794,020	17.9%
Fidelity Emerging Markets Debt Central Fund	-	14,473,448	470,345	13,469,679	12.9%
Fidelity Emerging Markets Equity Central Fund	97,790,561	16,109,304	44,668,279	58,414,160	23.3%
Fidelity Energy Central Fund	128,969,183	6,643,549	21,163,631	119,247,745	18.0%
Fidelity Financials Central Fund	220,799,745	17,281,009	17,599,548	175,751,943	19.2%
Fidelity Floating Rate Central Fund	77,935,224	13,332,395	32,425,367	58,022,827	2.1%
Fidelity Health Care Central Fund	156,854,066	7,318,912	47,900,496	132,805,973	18.3%
Fidelity High Income Central Fund 1	101,665,775	8,774,168	35,172,413	72,185,740	14.5%
Fidelity Industrials Central Fund	146,394,662	4,895,251	30,128,839	118,426,577	18.9%
Fidelity Information Technology Central Fund	221,911,599	14,923,570	43,842,689	193,616,497	17.4%
Fidelity International Equity Central Fund	416,002,632	45,279,060	53,774,767	357,200,552	24.1%
Fidelity Materials Central Fund	49,299,265	1,788,425	9,079,084	41,111,134	19.1%
Fidelity Tactical Income Central Fund	522,594,935	141,273,432	122,086,415	559,827,477	11.0%
Fidelity Telecom Services Central Fund	38,131,375	2,539,826	5,377,821	33,734,709	18.5%
Fidelity Utilities Central Fund	48,555,300	2,285,648	7,008,552	47,102,493	19.2%
Total	$ 2,515,960,602	$ 340,100,432	$ 578,325,259	$ 2,214,675,124
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,511,169,401	$ 1,511,169,401	$ -	$ -
Fixed-Income Central Funds	703,505,723	703,505,723	-	-
Money Market Central Funds	51,307,273	51,307,273	-	-
U.S. Treasury Obligations	6,249,725	-	6,249,725	-
Investment Companies	24,368,759	24,368,759	-	-
Total Investments in Securities:	$ 2,296,600,881	$ 2,290,351,156	$ 6,249,725	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,197,303)	$ (5,197,303)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (5,197,303)
Total Value of Derivatives	$ -	$ (5,197,303)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	17.4%
AAA,AA,A	3.8%
BBB	3.2%
BB	2.4%
B	3.1%
CCC,CC,C	0.7%
D	0.0%
Not Rated	0.6%
Equities*	66.3%
Short-Term Investments and Net Other Assets	2.5%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.5%
United Kingdom	4.8%
Japan	2.6%
France	2.2%
Switzerland	2.1%
Germany	1.8%
Brazil	1.2%
Bermuda	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	10.7%
100.0%
Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $307,444,288 of which $227,318,000 and $80,126,288 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $29,961,600)	$ 30,618,484
Fidelity Central Funds (cost $2,485,691,503)	2,265,982,397
Total Investments (cost $2,515,653,103)		$ 2,296,600,881
Receivable for investments sold		27,477,752
Receivable for fund shares sold		2,944,772
Distributions receivable from Fidelity Central Funds		3,356
Other receivables		152,720
Total assets		2,327,179,481

Liabilities
Payable for investments purchased	$ 1,326,487
Payable for fund shares redeemed	2,127,229
Accrued management fee	1,123,178
Distribution and service plan fees payable	77,207
Payable for daily variation margin on futures contracts	2,493,177
Other affiliated payables	454,100
Other payables and accrued expenses	86,847
Total liabilities		7,688,225

Net Assets		$ 2,319,491,256
Net Assets consist of:
Paid in capital		$ 2,689,207,005
Undistributed net investment income		29,546,463
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(175,012,687)
Net unrealized appreciation (depreciation) on investments		(224,249,525)
Net Assets		$ 2,319,491,256

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,669,927 ÷ 7,312,171 shares)		$ 14.72

Maximum offering price per share (100/94.25 of $14.72)		$ 15.62
Class T: Net Asset Value and redemption price per share ($40,032,578 ÷ 2,723,593 shares)		$ 14.70

Maximum offering price per share (100/96.50 of $14.70)		$ 15.23
Class B: Net Asset Value and offering price per share ($9,605,406 ÷ 655,055 shares)A		$ 14.66

Class C: Net Asset Value and offering price per share ($32,159,606 ÷ 2,198,638 shares)A		$ 14.63

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,103,346,071 ÷ 142,393,173 shares)		$ 14.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,677,668 ÷ 1,805,231 shares)		$ 14.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 689,620
Interest		1,243
Income from Fidelity Central Funds		59,087,714
Total income		59,778,577

Expenses
Management fee	$ 14,843,672
Transfer agent fees	4,808,600
Distribution and service plan fees	1,033,678
Accounting fees and expenses	1,009,963
Custodian fees and expenses	2,772
Independent trustees' compensation	9,905
Appreciation in deferred trustee compensation account	144
Registration fees	116,227
Audit	28,257
Legal	19,110
Miscellaneous	26,499
Total expenses before reductions	21,898,827
Expense reductions	(447,239)	21,451,588
Net investment income (loss)		38,326,989
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,011,073
Fidelity Central Funds	96,826,151
Foreign currency transactions	266
Futures contracts	(1,959,854)
Capital gain distributions from Fidelity Central Funds	735,475
Total net realized gain (loss)		99,613,111
Change in net unrealized appreciation (depreciation) on: Investment securities	(159,229,852)
Assets and liabilities in foreign currencies	(53)
Futures contracts	(6,883,328)
Total change in net unrealized appreciation (depreciation)		(166,113,233)
Net gain (loss)		(66,500,122)
Net increase (decrease) in net assets resulting from operations		$ (28,173,133)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,326,989	$ 35,677,496
Net realized gain (loss)	99,613,111	22,442,220
Change in net unrealized appreciation (depreciation)	(166,113,233)	206,059,087
Net increase (decrease) in net assets resulting from operations	(28,173,133)	264,178,803
Distributions to shareholders from net investment income	(36,469,147)	(38,479,238)
Distributions to shareholders from net realized gain	(4,972,014)	(1,558,563)
Total distributions	(41,441,161)	(40,037,801)
Share transactions - net increase (decrease)	(200,697,883)	(67,975,317)
Total increase (decrease) in net assets	(270,312,177)	156,165,685

Net Assets
Beginning of period	2,589,803,433	2,433,637,748
End of period (including undistributed net investment income of $29,546,463 and undistributed net investment income of $27,667,476, respectively)	$ 2,319,491,256	$ 2,589,803,433

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.19	.17	.22	- K
Net realized and unrealized gain (loss)	(.50)	1.33	.40	(.52)
Total from investment operations	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B,C,D	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.15	.13	.19	- K
Net realized and unrealized gain (loss)	(.49)	1.33	.39	(.52)
Total from investment operations	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B,C,D	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.05	.13	- K
Net realized and unrealized gain (loss)	(.50)	1.33	.39	(.52)
Total from investment operations	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B,C,D	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.06	.13	- K
Net realized and unrealized gain (loss)	(.49)	1.33	.39	(.52)
Total from investment operations	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B,C,D	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Income from Investment Operations
Net investment income (loss) B	.24	.21	.25	.33	.38
Net realized and unrealized gain (loss)	(.49)	1.34	.41	(4.06)	1.97
Total from investment operations	(.25)	1.55	.66	(3.73)	2.35
Distributions from net investment income	(.23)	(.23)	(.31)	(.41)	(.39)
Distributions from net realized gain	(.03)	(.01)	-	(.02)	-
Total distributions	(.26)	(.24)	(.31)	(.43)	(.39)
Net asset value, end of period	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Total Return A	(1.79)%	11.21%	5.59%	(21.46)%	15.07%
Ratios to Average Net Assets C,E
Expenses before reductions	.78%	.80%	.88%	.79%	.80%
Expenses net of fee waivers, if any	.78%	.80%	.88%	.79%	.80%
Expenses net of all reductions	.76%	.78%	.86%	.78%	.78%
Net investment income (loss)	1.48%	1.47%	2.20%	2.07%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093
Portfolio turnover rate D	16%	21%	13%	14% F	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.24	.21	.25	- J
Net realized and unrealized gain (loss)	(.50)	1.33	.41	(.52)
Total from investment operations	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B,C	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.2	1.3
Procter & Gamble Co.	1.1	0.9
Exxon Mobil Corp.	0.9	1.1
General Electric Co.	0.9	0.9
Chevron Corp.	0.8	0.7
The Coca-Cola Co.	0.7	0.7
Amazon.com, Inc.	0.7	0.4
BNP Paribas SA	0.7	0.0
Oracle Corp.	0.6	0.5
British American Tobacco PLC sponsored ADR	0.5	0.4
	8.1
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 79.6%	Stock Class and Equity Futures** 85.5%
Bond Class 16.0%	Bond Class 12.3%
Short-Term Class 4.4%	Short-Term Class 2.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	18.5
Fidelity Information Technology Central Fund	10.2
Fidelity Financials Central Fund	9.2
Fidelity Health Care Central Fund	7.2
Fidelity Energy Central Fund	6.5
Fidelity Industrials Central Fund	6.4
Fidelity Consumer Discretionary Central Fund	6.3
Fidelity Consumer Staples Central Fund	6.3
Fidelity Emerging Markets Equity Central Fund	3.2
Fidelity Utilities Central Fund	2.5
Fidelity Materials Central Fund	2.2
Fidelity Telecom Services Central Fund	1.8
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	80.3
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.7
Investment Grade Fixed-Income Funds	10.9
Total Fixed-Income Central Funds	15.6
Money Market Central Funds	2.7
U.S. Treasury Obligations	0.3
Investment Companies	0.7
Net Other Assets (Liabilities)	0.4
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 31.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 80.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,531	$ 16,227
Fidelity Consumer Discretionary Central Fund (c)	350,988	40,100,328
Fidelity Consumer Staples Central Fund (c)	305,729	40,227,870
Fidelity Emerging Markets Equity Central Fund (c)	122,900	20,477,562
Fidelity Energy Central Fund (c)	415,212	41,757,839
Fidelity Financials Central Fund (c)	1,326,662	58,864,000
Fidelity Health Care Central Fund (c)	376,178	46,341,357
Fidelity Industrials Central Fund (c)	351,185	41,243,117
Fidelity Information Technology Central Fund (c)	434,409	65,291,631
Fidelity International Equity Central Fund (c)	2,054,049	118,826,709
Fidelity Materials Central Fund (c)	107,060	14,361,060
Fidelity Telecom Services Central Fund (c)	103,287	11,493,794
Fidelity Utilities Central Fund (c)	156,426	16,260,461
TOTAL EQUITY CENTRAL FUNDS (Cost $584,046,713)		515,261,955
Fixed-Income Central Funds - 15.6%

High Yield Fixed-Income Funds - 4.7%
Fidelity Emerging Markets Debt Central Fund (c)	402,043	3,867,650
Fidelity High Income Central Fund 1 (c)	287,055	26,259,753
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,127,403
Investment Grade Fixed-Income Funds - 10.9%
Fidelity Tactical Income Central Fund (c)	670,720	70,318,328
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $98,943,292)		100,445,731
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.12% (a) (Cost $17,404,162)	17,404,162	17,404,162
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $1,899,989)	$ 1,900,000	1,899,916
Investment Companies - 0.7%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $4,618,777)	41,600	$ 4,754,881
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $706,912,933)	639,766,645
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,319,948
NET ASSETS - 100%	$ 642,086,593
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
118 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 6,643,400	$ (127,778)
18 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	1,211,940	(38,314)
234 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	9,831,510	(1,508,866)
TOTAL EQUITY INDEX CONTRACTS		$ 17,686,850	$ (1,674,958)

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,899,916.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,415
Fidelity Commodity Strategy Central Fund	2,501
Fidelity Consumer Discretionary Central Fund	579,819
Fidelity Consumer Staples Central Fund	1,193,394
Fidelity Emerging Markets Debt Central Fund	126,030
Fidelity Emerging Markets Equity Central Fund	415,503
Fidelity Energy Central Fund	801,177
Fidelity Financials Central Fund	764,652
Fidelity Health Care Central Fund	360,920
Fidelity High Income Central Fund 1	2,729,343
Fidelity Industrials Central Fund	760,160
Fidelity Information Technology Central Fund	297,801
Fidelity International Equity Central Fund	4,198,639
Fidelity Materials Central Fund	272,762
Fidelity Tactical Income Central Fund	1,859,741
Fidelity Telecom Services Central Fund	312,172
Fidelity Utilities Central Fund	500,221
Total	$ 15,182,250
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,100,223	$ 11,812,848	$ 17,798,796	$ 16,227	0.0%
Fidelity Consumer Discretionary Central Fund	41,517,985	4,154,205	5,960,165	40,100,328	6.6%
Fidelity Consumer Staples Central Fund	41,570,091	3,393,769	6,746,758	40,227,870	6.2%
Fidelity Emerging Markets Debt Central Fund	-	4,206,856	183,978	3,867,650	3.7%
Fidelity Emerging Markets Equity Central Fund	31,592,728	4,604,374	11,706,035	20,477,562	8.2%
Fidelity Energy Central Fund	42,371,501	3,871,101	5,383,523	41,757,839	6.3%
Fidelity Financials Central Fund	73,413,516	9,663,067	8,357,717	58,864,000	6.4%
Fidelity Health Care Central Fund	47,129,056	3,424,043	8,984,864	46,341,357	6.4%
Fidelity High Income Central Fund 1	38,851,929	5,178,230	16,689,177	26,259,753	5.3%
Fidelity Industrials Central Fund	43,949,561	3,960,803	4,621,698	41,243,117	6.6%
Fidelity Information Technology Central Fund	68,558,855	7,764,827	9,975,609	65,291,631	5.9%
Fidelity International Equity Central Fund	138,200,607	20,460,245	23,150,618	118,826,709	8.0%
Fidelity Materials Central Fund	15,474,447	1,827,897	2,374,669	14,361,060	6.7%
Fidelity Tactical Income Central Fund	49,220,508	49,461,352	30,493,852	70,318,328	1.4%
Fidelity Telecom Services Central Fund	12,146,834	937,755	1,020,859	11,493,794	6.3%
Fidelity Utilities Central Fund	14,855,826	1,597,646	1,230,608	16,260,461	6.6%
Total	$ 664,953,667	$ 136,319,018	$ 154,678,926	$ 615,707,686
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 515,261,955	$ 515,261,955	$ -	$ -
Fixed-Income Central Funds	100,445,731	100,445,731	-	-
Money Market Central Funds	17,404,162	17,404,162	-	-
U.S. Treasury Obligations	1,899,916	-	1,899,916	-
Investment Companies	4,754,881	4,754,881	-	-
Total Investments in Securities:	$ 639,766,645	$ 637,866,729	$ 1,899,916	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,674,958)	$ (1,674,958)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,674,958)
Total Value of Derivatives	$ -	$ (1,674,958)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	7.9%
AAA,AA,A	1.8%
BBB	1.3%
BB	1.4%
B	2.6%
CCC,CC,C	0.7%
D	0.0%
Not Rated	0.3%
Equities*	80.4%
Short-Term Investments and Net Other Assets	3.6%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	68.1%
United Kingdom	5.5%
Japan	3.0%
Switzerland	2.6%
France	2.5%
Germany	2.1%
Brazil	1.4%
Ireland	1.3%
Bermuda	1.2%
Canada	1.0%
Others (Individually Less Than 1%)	11.3%
100.0%
Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $70,058,879 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,518,766)	$ 6,654,797
Fidelity Central Funds (cost $700,394,167)	633,111,848
Total Investments (cost $706,912,933)		$ 639,766,645
Receivable for investments sold		3,614,991
Receivable for fund shares sold		672,462
Distributions receivable from Fidelity Central Funds		1,069
Other receivables		31,584
Total assets		644,086,751

Liabilities
Payable for investments purchased	$ 627
Payable for fund shares redeemed	744,267
Accrued management fee	311,705
Transfer agent fee payable	123,813
Distribution and service plan fees payable	28,869
Payable for daily variation margin on futures contracts	748,987
Other affiliated payables	20,086
Other payables and accrued expenses	21,804
Total liabilities		2,000,158

Net Assets		$ 642,086,593
Net Assets consist of:
Paid in capital		$ 743,006,893
Undistributed net investment income		7,099,360
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,198,414)
Net unrealized appreciation (depreciation) on investments		(68,821,246)
Net Assets		$ 642,086,593

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,854,450 ÷ 4,375,427 shares)		$ 11.62

Maximum offering price per share (100/94.25 of $11.62)		$ 12.33
Class T: Net Asset Value and redemption price per share ($8,448,601 ÷ 729,808 shares)		$ 11.58

Maximum offering price per share (100/96.50 of $11.58)		$ 12.00
Class B: Net Asset Value and offering price per share ($2,897,661 ÷ 251,353 shares)A		$ 11.53

Class C: Net Asset Value and offering price per share ($13,378,561 ÷ 1,165,888 shares)A		$ 11.47

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($557,907,549 ÷ 47,620,027 shares)		$ 11.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,599,771 ÷ 735,760 shares)		$ 11.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 110,011
Interest		115
Income from Fidelity Central Funds		15,182,250
Total income		15,292,376

Expenses
Management fee	$ 4,106,123
Transfer agent fees	1,568,070
Distribution and service plan fees	353,601
Accounting fees and expenses	259,677
Custodian fees and expenses	2,403
Independent trustees' compensation	2,603
Registration fees	108,219
Audit	30,128
Legal	3,574
Miscellaneous	6,909
Total expenses before reductions	6,441,307
Expense reductions	(148,637)	6,292,670
Net investment income (loss)		8,999,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	513,310
Fidelity Central Funds	26,539,135
Foreign currency transactions	652
Futures contracts	(1,756,279)
Capital gain distributions from Fidelity Central Funds	193,805
Total net realized gain (loss)		25,490,623
Change in net unrealized appreciation (depreciation) on: Investment securities	(57,230,353)
Assets and liabilities in foreign currencies	(678)
Futures contracts	(1,669,958)
Total change in net unrealized appreciation (depreciation)		(58,900,989)
Net gain (loss)		(33,410,366)
Net increase (decrease) in net assets resulting from operations		$ (24,410,660)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,999,706	$ 7,215,899
Net realized gain (loss)	25,490,623	22,493,507
Change in net unrealized appreciation (depreciation)	(58,900,989)	33,036,223
Net increase (decrease) in net assets resulting from operations	(24,410,660)	62,745,629
Distributions to shareholders from net investment income	(7,811,443)	(6,228,674)
Distributions to shareholders from net realized gain	(1,629,805)	(795,094)
Total distributions	(9,441,248)	(7,023,768)
Share transactions - net increase (decrease)	10,668,944	41,004,775
Total increase (decrease) in net assets	(23,182,964)	96,726,636

Net Assets
Beginning of period	665,269,557	568,542,921
End of period (including undistributed net investment income of $7,099,360 and undistributed net investment income of $5,902,169, respectively)	$ 642,086,593	$ 665,269,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.23	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.13	.11	.14	.17	.19
Net realized and unrealized gain (loss)	(.58)	1.06	.27	(3.74)	2.05
Total from investment operations	(.45)	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.13)	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.16)	(.12) J	(.17)	(.26)	(.22)
Net asset value, end of period	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	(3.85)%	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.08%	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	1.00%	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,854	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.10	.08	.11	.13	.15
Net realized and unrealized gain (loss)	(.58)	1.06	.27	(3.73)	2.06
Total from investment operations	(.48)	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.10)	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.13)	(.09) J	(.15)	(.23)	(.22)
Net asset value, end of period	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	(4.08)%	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.33%	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.75%	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,449	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.02	.01	.06	.06	.08
Net realized and unrealized gain (loss)	(.57)	1.06	.28	(3.72)	2.07
Total from investment operations	(.55)	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.01)	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.04)	(.04) J	(.09)	(.19)	(.21)
Net asset value, end of period	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	(4.60)%	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91%	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.91%	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.89%	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	.18%	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,898	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.02	.07	.07	.08
Net realized and unrealized gain (loss)	(.58)	1.06	.28	(3.71)	2.06
Total from investment operations	(.55)	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.05)	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.08)	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	(4.62)%	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.82%	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	.26%	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,379	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Income from Investment Operations
Net investment income (loss) B	.17	.14	.16	.20	.23
Net realized and unrealized gain (loss)	(.58)	1.07	.27	(3.76)	2.02
Total from investment operations	(.41)	1.21	.43	(3.56)	2.25
Distributions from net investment income	(.15)	(.12)	(.18)	(.23)	(.21)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.18)	(.14)	(.18)	(.26)	(.23)
Net asset value, end of period	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Total Return A	(3.51)%	10.81%	4.54%	(24.43)%	17.77%
Ratios to Average Net Assets C,E
Expenses before reductions	.82%	.86%	.95%	.87%	.89%
Expenses net of fee waivers, if any	.82%	.86%	.95%	.87%	.87%
Expenses net of all reductions	.80%	.84%	.94%	.86%	.86%
Net investment income (loss)	1.27%	1.17%	1.72%	1.54%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,908	$ 592,472	$ 528,720	$ 440,040	$ 576,458
Portfolio turnover rate D	20%	25%	7%	20%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.17	.14	.17	.21	.23
Net realized and unrealized gain (loss)	(.59)	1.07	.28	(3.76)	2.07
Total from investment operations	(.42)	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.16)	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.15) I	(.21)	(.27)	(.23)
Net asset value, end of period	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	(3.58)%	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets E,H
Expenses before reductions	.81%	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81%	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.79%	.80%	.81%	.77%	.81% A
Net investment income (loss)	1.29%	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,600	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate F	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2011

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements	.05%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities Repurchase Agreements	.02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .12%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 3,669,646,352	$ 117,019,098	$ (123,647,176)	$ (6,628,078)
Fidelity Asset Manager 30%	233,421,338	6,971,341	(10,296,751)	(3,325,410)
Fidelity Asset Manager 40%	169,104,882	5,200,514	(9,076,058)	(3,875,544)
Fidelity Asset Manager 50%	6,075,831,074	417,460,330	(541,609,183)	(124,148,853)
Fidelity Asset Manager 60%	314,567,913	10,383,023	(24,458,701)	(14,075,678)
Fidelity Asset Manager 70%	2,391,385,101	184,333,085	(279,117,305)	(94,784,220)
Fidelity Asset Manager 85%	678,393,704	47,455,298	(86,082,357)	(38,627,059)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 8,453,367	$ 34,428,567	$ -	$ (6,628,078)
Fidelity Asset Manager 30%	863,180	2,150,974	-	(3,325,410)
Fidelity Asset Manager 40%	869,910	1,521,313	-	(3,875,544)
Fidelity Asset Manager 50%	38,507,473	-	(221,993,909)	(124,148,853)
Fidelity Asset Manager 60%	3,447,415	2,254	-	(14,075,678)
Fidelity Asset Manager 70%	32,576,593	-	(307,444,288)	(94,784,220)
Fidelity Asset Manager 85%	7,765,638	-	(70,058,879)	(38,627,059)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be September 30, 2012.

The tax character of distributions paid was as follows:

September 30, 2011
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 67,200,202	$ -	$ 67,200,202
Fidelity Asset Manager 30%	6,845,104	1,215,934	8,061,038
Fidelity Asset Manager 40%	4,302,592	755,221	5,057,813
Fidelity Asset Manager 50%	122,212,589	-	122,212,589
Fidelity Asset Manager 60%	5,768,218	714,793	6,483,011
Fidelity Asset Manager 70%	41,441,161	-	41,441,161
Fidelity Asset Manager 85%	9,441,248	-	9,441,248
September 30, 2010
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 55,007,966	$ -	$ 55,007,966
Fidelity Asset Manager 30%	2,393,534	-	2,393,534
Fidelity Asset Manager 40%	1,349,111	-	1,349,111
Fidelity Asset Manager 50%	118,842,592	-	118,842,592
Fidelity Asset Manager 60%	1,129,447	-	1,129,447
Fidelity Asset Manager 70%	40,037,801	-	40,037,801
Fidelity Asset Manager 85%	7,023,768	-	7,023,768

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statements of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ (496,370)	$ (3,708,051)
Totals (a)	$ (496,370)	$ (3,708,051)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ (182,485)	$ (201,492)
Totals (a)	$ (182,485)	$ (201,492)
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ (181,712)	$ (162,583)
Totals (a)	$ (181,712)	$ (162,583)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ (4,458,241)	$ (13,627,019)
Totals (a)	$ (4,458,241)	$ (13,627,019)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ (548,365)	$ (501,719)
Totals (a)	$ (548,365)	$ (501,719)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ (1,959,854)	$ (6,883,328)
Totals (a)	$ (1,959,854)	$ (6,883,328)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ (1,756,279)	$ (1,669,958)
Totals (a)	$ (1,756,279)	$ (1,669,958)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	880,641,160	512,387,149
Fidelity Asset Manager 30%	121,366,161	34,029,209
Fidelity Asset Manager 40%	95,637,179	24,298,448
Fidelity Asset Manager 50%	872,837,907	1,254,907,680
Fidelity Asset Manager 60%	214,227,205	32,188,290
Fidelity Asset Manager 70%	407,966,028	624,121,697
Fidelity Asset Manager 85%	148,242,675	162,264,037

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds invest in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each Fund's management fees were reduced by the following amounts and are reflected in Expense reductions on the Statements of Operations:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 20,278
Fidelity Asset Manager 30%	1,072
Fidelity Asset Manager 40%	789
Fidelity Asset Manager 50%	43,054
Fidelity Asset Manager 60%	1,494
Fidelity Asset Manager 70%	18,501
Fidelity Asset Manager 85%	5,306

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 96,234	$ 18,559
Class T	.25%	.25%	80,346	29
Class B	.75%	.25%	32,427	24,328
Class C	.75%	.25%	174,281	51,182
			$ 383,288	$ 94,098
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 20,582	$ 680
Class T	.25%	.25%	29,122	3
Class B	.75%	.25%	12,323	9,436
Class C	.75%	.25%	54,338	17,972
			$ 116,365	$ 28,091
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 23,418	$ 4,366
Class T	.25%	.25%	17,112	75
Class B	.75%	.25%	10,469	7,931
Class C	.75%	.25%	31,546	11,822
			$ 82,545	$ 24,194
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 126,004	$ 9,327
Class T	.25%	.25%	105,694	173
Class B	.75%	.25%	46,725	35,093
Class C	.75%	.25%	175,491	53,884
			$ 453,914	$ 98,477
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 76,796	$ 23,271
Class T	.25%	.25%	39,136	107
Class B	.75%	.25%	21,525	16,258
Class C	.75%	.25%	59,934	27,823
			$ 197,391	$ 67,459
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 298,887	$ 14,289
Class T	.25%	.25%	232,878	611
Class B	.75%	.25%	130,043	97,608
Class C	.75%	.25%	371,870	40,701
			$ 1,033,678	$ 153,209
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 137,200	$ 10,957
Class T	.25%	.25%	44,924	48
Class B	.75%	.25%	36,465	27,363
Class C	.75%	.25%	135,012	33,626
			$ 353,601	$ 71,994

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 19,949
Class T	5,964
Class B*	10,618
Class C*	6,593
$ 43,124
Fidelity Asset Manager 30%
Class A	$ 11,563
Class T	2,492
Class B*	5,131
Class C*	2,249
$ 21,435
Fidelity Asset Manager 40%
Class A	$ 9,385
Class T	1,683
Class B*	4,897
Class C*	881
$ 16,846
Fidelity Asset Manager 50%
Class A	$ 46,147
Class T	9,984
Class B*	11,716
Class C*	5,025
$ 72,872
Fidelity Asset Manager 60%
Class A	$ 32,034
Class T	8,313
Class B*	2,899
Class C*	3,572
$ 46,818
Fidelity Asset Manager 70%
Class A	$ 42,808
Class T	23,288
Class B*	29,583
Class C*	4,117
$ 99,796
Fidelity Asset Manager 85%
Class A	$ 30,189
Class T	6,991
Class B*	12,707
Class C*	1,471
$ 51,358

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 57,061.15
Class T	24,272.15
Class B	6,234.19
Class C	26,470.15
Asset Manager 20%	3,221,016.09
Institutional Class	18,614.14
	$ 3,353,667
Fidelity Asset Manager 30%
Class A	$ 11,398.14
Class T	6,560.11
Class B	2,170.18
Class C	7,882.15
Asset Manager 30%	154,329.09
Institutional Class	1,321.11
	$ 183,660
Fidelity Asset Manager 40%
Class A	$ 14,349.15
Class T	4,986.15
Class B	1,955.19
Class C	5,153.16
Asset Manager 40%	112,776.10
Institutional Class	1,141.14
	$ 140,360
Fidelity Asset Manager 50%
Class A	$ 116,266.23
Class T	42,055.20
Class B	10,681.23
Class C	35,911.20
Asset Manager 50%	10,668,634.16
Institutional Class	20,422.21
	$ 10,893,969
Fidelity Asset Manager 60%
Class A	$ 63,350.21
Class T	16,453.21
Class B	6,073.28
Class C	14,055.23
Asset Manager 60%	294,580.16
Institutional Class	12,446.19
	$ 406,957
Fidelity Asset Manager 70%
Class A	$ 283,591.24
Class T	115,367.25
Class B	38,684.30
Class C	83,692.23
Asset Manager 70%	4,227,798.17
Institutional Class	59,468.21
	$ 4,808,600

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 85%	Amount	% of Average Net Assets
Class A	$ 127,170.23
Class T	21,270.24
Class B	10,849.30
Class C	30,080.22
Asset Manager 85%	1,360,120.21
Institutional Class	18,581.20
	$ 1,568,070

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 70%	$ 8
Fidelity Asset Manager 85%	15

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statements of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 11,040
Fidelity Asset Manager 30%	530
Fidelity Asset Manager 40%	374
Fidelity Asset Manager 50%	21,790
Fidelity Asset Manager 60%	629
Fidelity Asset Manager 70%	8,820
Fidelity Asset Manager 85%	2,373

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

During the period, there were no securities loaned to FCM. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Fidelity Asset Manager 20%	$ 420

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class A	.90%	$ 870
Class B	1.65%	623
Class C	1.65%	955
Fidelity Asset Manager 40%
Class A	.90%	4,370
Class T	1.15%	1,448
Class B	1.65%	830
Class C	1.65%	1,763
Institutional Class	.65%	275
Fidelity Asset Manager 60%
Class A	1.10%	6,434
Class T	1.35%	1,918
Class B	1.85%	2,116
Class C	1.85%	2,814
Institutional Class	.85%	291

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 166,916	$ -
Fidelity Asset Manager 30%	13,299	4
Fidelity Asset Manager 40%	12,245	15
Fidelity Asset Manager 50%	762,237	2
Fidelity Asset Manager 60%	32,305	5
Fidelity Asset Manager 70%	428,732	6
Fidelity Asset Manager 85%	143,328	3

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2011	2010
Fidelity Asset Manager 20%
From net investment income
Class A	$ 586,679	$ 475,459
Class T	202,707	190,636
Class B	23,239	31,286
Class C	139,643	123,802
Asset Manager 20%	62,091,451	53,054,555
Institutional Class	238,395	69,084
Total	$ 63,282,114	$ 53,944,822
From net realized gain
Class A	$ 58,141	$ 11,003
Class T	17,664	4,680
Class B	3,899	1,342
Class C	19,520	4,617
Asset Manager 20%	3,812,689	1,040,320
Institutional Class	6,175	1,182
Total	$ 3,918,088	$ 1,063,144
Fidelity Asset Manager 30%
From net investment income
Class A	$ 125,485	$ 105,939
Class T	77,782	69,241
Class B	9,198	11,715
Class C	42,885	40,459
Asset Manager 30%	3,087,114	1,732,423
Institutional Class	22,029	19,380
Total	$ 3,364,493	$ 1,979,157
From net realized gain
Class A	$ 243,378	$ 23,619
Class T	179,135	12,739
Class B	41,264	4,604
Class C	154,478	14,101
Asset Manager 30%	4,040,384	355,511
Institutional Class	37,906	3,803
Total	$ 4,696,545	$ 414,377
Fidelity Asset Manager 40%
From net investment income
Class A	$ 124,217	$ 68,525
Class T	40,458	30,736
Class B	7,252	10,251
Class C	22,611	16,142
Asset Manager 40%	1,849,604	1,020,274
Institutional Class	14,366	18,025
Total	$ 2,058,508	$ 1,163,953
From net realized gain
Class A	$ 233,743	$ 12,119
Class T	90,467	6,626
Class B	29,899	3,795
Class C	69,845	5,380
Asset Manager 40%	2,549,586	154,380
Institutional Class	25,765	2,858
Total	$ 2,999,305	$ 185,158

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended September 30,	2011	2010
Fidelity Asset Manager 50%
From net investment income
Class A	$ 693,412	$ 555,656
Class T	245,481	194,817
Class B	30,116	37,330
Class C	122,263	109,897
Asset Manager 50%	110,587,943	117,879,331
Institutional Class	145,632	65,561
Total	$ 111,824,847	$ 118,842,592
From net realized gain
Class A	$ 72,878	$ -
Class T	31,760	-
Class B	7,552	-
Class C	25,236	-
Asset Manager 50%	10,232,712	-
Institutional Class	17,604	-
Total	$ 10,387,742	$ -
Fidelity Asset Manager 60%
From net investment income
Class A	$ 278,533	$ 77,496
Class T	46,983	32,293
Class B	5,073	7,178
Class C	12,203	17,988
Asset Manager 60%	1,393,433	778,488
Institutional Class	64,892	15,127
Total	$ 1,801,117	$ 928,570
From net realized gain
Class A	$ 776,336	$ 18,234
Class T	183,723	9,498
Class B	60,411	3,988
Class C	127,888	7,195
Asset Manager 60%	3,380,367	158,875
Institutional Class	153,169	3,087
Total	$ 4,681,894	$ 200,877
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,279,735	$ 1,226,342
Class T	394,208	502,886
Class B	20,121	100,145
Class C	121,109	299,307
Asset Manager 70%	34,282,694	36,045,406
Institutional Class	371,280	305,152
Total	$ 36,469,147	$ 38,479,238
From net realized gain
Class A	$ 212,000	$ 58,090
Class T	86,897	29,200
Class B	26,305	11,267
Class C	68,453	24,268
Asset Manager 70%	4,528,433	1,422,844
Institutional Class	49,926	12,894
Total	$ 4,972,014	$ 1,558,563

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2011	2010
Fidelity Asset Manager 85%
From net investment income
Class A	$ 501,772	$ 256,905
Class T	59,537	40,431
Class B	2,012	8,273
Class C	46,297	29,342
Asset Manager 85%	7,081,193	5,859,302
Institutional Class	120,632	34,421
Total	$ 7,811,443	$ 6,228,674
From net realized gain
Class A	$ 118,400	$ 36,067
Class T	18,381	7,677
Class B	8,577	4,432
Class C	27,650	10,735
Asset Manager 85%	1,434,314	732,414
Institutional Class	22,483	3,769
Total	$ 1,629,805	$ 795,094

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Fidelity Asset Manager 20%
Class A
Shares sold	2,673,478	1,367,399	$ 34,200,914	$ 16,545,993
Reinvestment of distributions	47,955	38,433	615,973	463,570
Shares redeemed	(2,359,741)	(988,893)	(30,553,329)	(11,988,031)
Net increase (decrease)	361,692	416,939	$ 4,263,558	$ 5,021,532
Class T
Shares sold	714,977	634,304	$ 9,190,575	$ 7,654,118
Reinvestment of distributions	15,552	14,578	199,659	175,697
Shares redeemed	(579,647)	(241,304)	(7,447,713)	(2,918,698)
Net increase (decrease)	150,882	407,578	$ 1,942,521	$ 4,911,117
Class B
Shares sold	44,236	150,755	$ 566,789	$ 1,815,797
Reinvestment of distributions	1,688	2,232	21,619	26,851
Shares redeemed	(101,126)	(86,323)	(1,294,030)	(1,047,878)
Net increase (decrease)	(55,202)	66,664	$ (705,622)	$ 794,770
Class C
Shares sold	632,272	707,792	$ 8,103,252	$ 8,509,802
Reinvestment of distributions	9,977	8,699	127,810	104,701
Shares redeemed	(362,958)	(239,520)	(4,651,635)	(2,885,264)
Net increase (decrease)	279,291	476,971	$ 3,579,427	$ 5,729,239
Asset Manager 20%
Shares sold	105,485,868	89,853,862	$ 1,359,884,611	$ 1,090,949,570
Reinvestment of distributions	4,929,957	4,305,872	63,508,509	52,019,005
Shares redeemed	(71,903,037)	(45,372,516)	(926,506,717)	(550,784,654)
Net increase (decrease)	38,512,788	48,787,218	$ 496,886,403	$ 592,183,921
Institutional Class
Shares sold	1,622,202	185,035	$ 21,080,094	$ 2,260,347
Reinvestment of distributions	16,758	4,900	216,997	59,203
Shares redeemed	(190,148)	(41,041)	(2,462,946)	(497,978)
Net increase (decrease)	1,448,812	148,894	$ 18,834,145	$ 1,821,572

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Fidelity Asset Manager 30%
Class A
Shares sold	427,039	481,437	$ 4,149,002	$ 4,474,112
Reinvestment of distributions	34,302	12,728	330,219	117,278
Shares redeemed	(274,238)	(194,516)	(2,672,926)	(1,817,919)
Net increase (decrease)	187,103	299,649	$ 1,806,295	$ 2,773,471
Class T
Shares sold	148,408	473,652	$ 1,439,647	$ 4,403,570
Reinvestment of distributions	17,159	6,299	164,932	57,955
Shares redeemed	(244,544)	(120,471)	(2,368,890)	(1,126,266)
Net increase (decrease)	(78,977)	359,480	$ (764,311)	$ 3,335,259
Class B
Shares sold	21,940	71,130	$ 214,586	$ 658,742
Reinvestment of distributions	4,615	1,674	44,244	15,388
Shares redeemed	(50,045)	(19,903)	(490,179)	(184,038)
Net increase (decrease)	(23,490)	52,901	$ (231,349)	$ 490,092
Class C
Shares sold	323,219	302,815	$ 3,144,066	$ 2,799,313
Reinvestment of distributions	17,059	5,167	163,514	47,447
Shares redeemed	(198,742)	(87,963)	(1,940,794)	(812,117)
Net increase (decrease)	141,536	220,019	$ 1,366,786	$ 2,034,643
Asset Manager 30%
Shares sold	17,236,966	7,460,776	$ 168,357,986	$ 69,439,946
Reinvestment of distributions	725,590	222,139	7,001,594	2,047,681
Shares redeemed	(7,035,514)	(3,146,665)	(68,568,688)	(29,237,305)
Net increase (decrease)	10,927,042	4,536,250	$ 106,790,892	$ 42,250,322
Institutional Class
Shares sold	13,098	46,009	$ 128,154	$ 428,927
Reinvestment of distributions	5,486	2,159	52,854	19,894
Shares redeemed	(9,580)	(12,736)	(92,913)	(118,003)
Net increase (decrease)	9,004	35,432	$ 88,095	$ 330,818
Fidelity Asset Manager 40%
Class A
Shares sold	613,347	685,528	$ 5,892,884	$ 6,145,461
Reinvestment of distributions	36,596	8,721	348,621	77,631
Shares redeemed	(185,346)	(359,739)	(1,796,223)	(3,238,124)
Net increase (decrease)	464,597	334,510	$ 4,445,282	$ 2,984,968
Class T
Shares sold	127,364	126,436	$ 1,223,897	$ 1,154,388
Reinvestment of distributions	13,081	3,765	124,278	33,340
Shares redeemed	(42,877)	(53,808)	(415,826)	(480,791)
Net increase (decrease)	97,568	76,393	$ 932,349	$ 706,937
Class B
Shares sold	15,977	53,050	$ 154,389	$ 481,946
Reinvestment of distributions	3,618	1,544	34,345	13,592
Shares redeemed	(39,662)	(84,907)	(380,385)	(764,684)
Net increase (decrease)	(20,067)	(30,313)	$ (191,651)	$ (269,146)
Class C
Shares sold	244,007	176,368	$ 2,359,918	$ 1,595,392
Reinvestment of distributions	9,518	2,348	90,461	20,782
Shares redeemed	(56,607)	(113,922)	(542,510)	(1,024,426)
Net increase (decrease)	196,918	64,794	$ 1,907,869	$ 591,748

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Asset Manager 40%
Shares sold	12,034,047	5,951,044	$ 115,977,106	$ 54,037,260
Reinvestment of distributions	441,938	128,632	4,215,911	1,146,456
Shares redeemed	(4,670,101)	(1,990,425)	(44,948,971)	(18,032,627)
Net increase (decrease)	7,805,884	4,089,251	$ 75,244,046	$ 37,151,089
Institutional Class
Shares sold	19,413	43,724	$ 188,266	$ 396,689
Reinvestment of distributions	3,567	2,073	33,880	18,388
Shares redeemed	(52,767)	(58,636)	(504,882)	(529,624)
Net increase (decrease)	(29,787)	(12,839)	$ (282,736)	$ (114,547)
Fidelity Asset Manager 50%
Class A
Shares sold	1,357,962	1,768,497	$ 21,040,946	$ 24,843,354
Reinvestment of distributions	47,314	39,139	729,417	538,102
Shares redeemed	(1,133,276)	(634,941)	(17,455,921)	(8,848,722)
Net increase (decrease)	272,000	1,172,695	$ 4,314,442	$ 16,532,734
Class T
Shares sold	707,648	654,048	$ 11,011,067	$ 9,197,213
Reinvestment of distributions	15,198	11,943	234,620	163,485
Shares redeemed	(543,106)	(293,305)	(8,450,873)	(4,053,154)
Net increase (decrease)	179,740	372,686	$ 2,794,814	$ 5,307,544
Class B
Shares sold	37,951	140,996	$ 585,312	$ 1,961,869
Reinvestment of distributions	1,970	2,176	30,052	29,634
Shares redeemed	(86,146)	(71,158)	(1,317,765)	(992,074)
Net increase (decrease)	(46,225)	72,014	$ (702,401)	$ 999,429
Class C
Shares sold	553,080	514,603	$ 8,511,759	$ 7,167,376
Reinvestment of distributions	7,174	5,349	110,212	73,042
Shares redeemed	(333,216)	(205,830)	(5,136,826)	(2,870,242)
Net increase (decrease)	227,038	314,122	$ 3,485,145	$ 4,370,176
Asset Manager 50%
Shares sold	46,803,639	39,143,638	$ 725,169,900	$ 547,613,737
Reinvestment of distributions	7,564,327	8,294,224	116,747,024	113,952,368
Shares redeemed	(77,854,152)	(62,411,690)	(1,206,141,305)	(871,172,919)
Net increase (decrease)	(23,486,186)	(14,973,828)	$ (364,224,381)	$ (209,606,814)
Institutional Class
Shares sold	567,994	222,454	$ 8,632,816	$ 3,106,030
Reinvestment of distributions	9,483	4,425	146,693	61,031
Shares redeemed	(422,815)	(55,339)	(6,599,468)	(764,414)
Net increase (decrease)	154,662	171,540	$ 2,180,041	$ 2,402,647
Fidelity Asset Manager 60%
Class A
Shares sold	2,015,894	2,141,689	$ 19,189,003	$ 18,693,310
Reinvestment of distributions	110,909	10,621	1,038,105	90,700
Shares redeemed	(871,704)	(619,019)	(8,366,659)	(5,333,003)
Net increase (decrease)	1,255,099	1,533,291	$ 11,860,449	$ 13,451,007

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class T
Shares sold	472,517	311,692	$ 4,587,049	$ 2,738,228
Reinvestment of distributions	23,971	4,505	223,891	38,385
Shares redeemed	(233,590)	(78,586)	(2,238,584)	(687,458)
Net increase (decrease)	262,898	237,611	$ 2,572,356	$ 2,089,155
Class B
Shares sold	44,891	106,824	$ 432,392	$ 926,842
Reinvestment of distributions	6,522	1,168	60,913	9,963
Shares redeemed	(58,397)	(72,845)	(556,235)	(631,010)
Net increase (decrease)	(6,984)	35,147	$ (62,930)	$ 305,795
Class C
Shares sold	512,614	338,644	$ 4,910,354	$ 2,936,397
Reinvestment of distributions	14,896	2,900	138,832	24,677
Shares redeemed	(196,154)	(119,896)	(1,873,376)	(1,035,525)
Net increase (decrease)	331,356	221,648	$ 3,175,810	$ 1,925,549
Asset Manager 60%
Shares sold	24,119,990	7,782,273	$ 231,782,714	$ 68,206,585
Reinvestment of distributions	499,757	106,708	4,687,716	912,356
Shares redeemed	(6,925,180)	(3,614,653)	(66,367,827)	(31,454,344)
Net increase (decrease)	17,694,567	4,274,328	$ 170,102,603	$ 37,664,597
Institutional Class
Shares sold	588,499	314,085	$ 5,686,585	$ 2,733,458
Reinvestment of distributions	23,088	2,063	216,335	17,638
Shares redeemed	(112,072)	(66,069)	(1,077,631)	(571,142)
Net increase (decrease)	499,515	250,079	$ 4,825,289	$ 2,179,954
Fidelity Asset Manager 70%
Class A
Shares sold	1,838,985	2,439,457	$ 30,336,532	$ 35,293,218
Reinvestment of distributions	87,098	86,409	1,401,137	1,220,957
Shares redeemed	(1,917,499)	(1,605,541)	(31,215,640)	(23,055,336)
Net increase (decrease)	8,584	920,325	$ 522,029	$ 13,458,839
Class T
Shares sold	572,222	356,464	$ 9,330,779	$ 5,148,505
Reinvestment of distributions	28,995	36,625	466,506	517,509
Shares redeemed	(862,398)	(759,609)	(13,954,372)	(10,971,045)
Net increase (decrease)	(261,181)	(366,520)	$ (4,157,087)	$ (5,305,031)
Class B
Shares sold	11,636	120,139	$ 190,557	$ 1,720,713
Reinvestment of distributions	2,530	7,309	40,857	103,353
Shares redeemed	(329,182)	(485,446)	(5,363,133)	(6,998,049)
Net increase (decrease)	(315,016)	(357,998)	$ (5,131,719)	$ (5,173,983)
Class C
Shares sold	349,417	670,000	$ 5,728,316	$ 9,564,163
Reinvestment of distributions	10,320	20,374	166,019	287,474
Shares redeemed	(464,350)	(885,534)	(7,595,479)	(12,736,288)
Net increase (decrease)	(104,613)	(195,160)	$ (1,701,144)	$ (2,884,651)
Asset Manager 70%
Shares sold	23,442,645	18,494,614	$ 385,900,224	$ 267,814,520
Reinvestment of distributions	2,369,778	2,604,232	38,143,970	36,823,839
Shares redeemed	(37,698,311)	(25,377,580)	(616,247,024)	(366,190,757)
Net increase (decrease)	(11,885,888)	(4,278,734)	$ (192,202,830)	$ (61,552,398)
Institutional Class
Shares sold	850,538	845,988	$ 14,159,968	$ 12,203,214
Reinvestment of distributions	20,038	17,837	322,728	252,400
Shares redeemed	(762,986)	(1,319,297)	(12,509,828)	(18,973,707)
Net increase (decrease)	107,590	(455,472)	$ 1,972,868	$ (6,518,093)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Fidelity Asset Manager 85%
Class A
Shares sold	1,678,869	2,360,902	$ 22,281,428	$ 27,368,627
Reinvestment of distributions	46,336	25,229	607,439	287,611
Shares redeemed	(1,073,663)	(675,334)	(14,347,545)	(7,837,431)
Net increase (decrease)	651,542	1,710,797	$ 8,541,322	$ 19,818,807
Class T
Shares sold	298,124	262,627	$ 3,976,115	$ 3,032,066
Reinvestment of distributions	5,447	3,776	71,251	42,970
Shares redeemed	(160,769)	(172,272)	(2,101,112)	(1,955,847)
Net increase (decrease)	142,802	94,131	$ 1,946,254	$ 1,119,189
Class B
Shares sold	26,782	107,436	$ 353,936	$ 1,234,004
Reinvestment of distributions	731	1,064	9,592	12,100
Shares redeemed	(89,476)	(76,663)	(1,167,945)	(883,795)
Net increase (decrease)	(61,963)	31,837	$ (804,417)	$ 362,309
Class C
Shares sold	558,931	401,874	$ 7,371,526	$ 4,614,595
Reinvestment of distributions	5,106	3,150	66,513	35,722
Shares redeemed	(220,284)	(230,999)	(2,864,683)	(2,661,103)
Net increase (decrease)	343,753	174,025	$ 4,573,356	$ 1,989,214
Asset Manager 85%
Shares sold	11,779,052	16,027,071	$ 158,073,671	$ 187,799,889
Reinvestment of distributions	636,391	559,712	8,392,644	6,408,708
Shares redeemed	(12,905,535)	(15,512,827)	(172,892,729)	(180,949,818)
Net increase (decrease)	(490,092)	1,073,956	$ (6,426,414)	$ 13,258,779
Institutional Class
Shares sold	385,928	462,839	$ 5,087,476	$ 5,408,316
Reinvestment of distributions	10,329	3,239	135,805	37,020
Shares redeemed	(176,979)	(85,209)	(2,384,438)	(988,859)
Net increase (decrease)	219,278	380,869	$ 2,838,843	$ 4,456,477

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2011, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. We have also audited the statements of changes in net assets for the year ended September 30, 2010, for Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2010 and financial highlights for each of the three years in the period then ended for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%, were audited by other auditors whose report dated November 22, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with custodians and brokers; where replies were not received by brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% as of September 30, 2011, the results of their operations for the year then ended, the changes in net assets for the Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% for the year then ended and for the Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for each of the two years then ended and the financial highlights for the Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% for the year then ended and for the Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also has worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$ 34,428,567
Asset Manager 30%	$ 2,769,660
Asset Manager 40%	$ 1,957,414
Asset Manager 60%	$ 676,208

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	12.52%
Asset Manager 30%	11.75%
Asset Manager 40%	10.40%
Asset Manager 50%	9.14%
Asset Manager 60%	7.67%
Asset Manager 70%	5.59%
Asset Manager 85%	2.12%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2011 to September 30, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$ 43,672,529
Asset Manager 30%	$ 2,605,801
Asset Manager 40%	$ 1,237,767
Asset Manager 50%	$ 55,579,605

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Retail Class
Asset Manager 20%
November 2010	1%
December 2010	9%
February 2011	12%
March 2011	12%
April 2011	12%
May 2011	12%
June 2011	13%
July 2011	12%
August 2011	12%
September 2011	13%

Retail Class
Asset Manager 30%
December 2010	2%
February 2011	16%
March 2011	16%
April 2011	16%
May 2011	16%
June 2011	16%
July 2011	16%
August 2011	16%
September 2011	16%

Retail Class
Asset Manager 40%
December 2010	3%
April 2011	29%
July 2011	29%

Retail Class
Asset Manager 50%
December 17, 2010	17%
December 30, 2010	23%
April 2011	35%
July 2011	35%

Retail Class
Asset Manager 60%
December 2010	9%

Retail Class
Asset Manager 70%
December 17, 2010	31%
December 30, 2010	39%

Retail Class
Asset Manager 85%
December 17, 2010	43%
December 30, 2010	53%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Asset Manager 20%
November 2010	2%
December 2010	13%
February 2011	17%
March 2011	17%
Retail Class
Asset Manager 20%
April 2011	17%
May 2011	17%
June 2011	17%
July 2011	17%
August 2011	17%
September 2011	17%

Retail Class
Asset Manager 30%
December 2010	3%
February 2011	24%
March 2011	24%
April 2011	25%
May 2011	25%
June 2011	25%
July 2011	25%
August 2011	25%
September 2011	25%

Retail Class
Asset Manager 40%
December 2010	5%
April 2011	49%
July 2011	49%

Retail Class
Asset Manager 50%
December 17, 2010	23%
December 30, 2010	32%
April 2011	61%
July 2011	61%

Retail Class
Asset Manager 60%
December 2010	18%

Retail Class
Asset Manager 70%
December 17, 2010	56%
December 30, 2010	53%

Retail Class
Asset Manager 85%
December 17, 2010	80%
December 30, 2010	72%

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods, as available, against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For each of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, and Fidelity Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Institutional Class (Class I) and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and the retail class show the performance of the highest performing class (based on three-year performance) and the lowest performing class (based on five-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 30%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 40%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 60%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

For Fidelity Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the first quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 25% would mean that 75% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 20% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 30% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 40% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 50% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2010 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board also considered that the total expense ratio of Class B was above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 85% ranked below its competitive median for 2010 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board also considered that the total expense ratio of Class B was above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

AR-UANNPRO-1111
1.878276.103

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Annual Report

September 30, 2011

Each Class A, Class T, Class B, and Class C are
classes of Fidelity Asset Manager® Funds

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Asset Manager 20% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	-3.66%	2.17%	4.48%
Class T (incl. 3.50% sales charge) B	-1.61%	2.39%	4.59%
Class B (incl. contingent deferred sales charge) C	-3.52%	2.22%	4.68%
Class C (incl. contingent deferred sales charge) D	0.48%	2.60%	4.70%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Class A on September 30, 2001, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

Fidelity Advisor Asset Manager 20% - CL A
Barclays Capital® U.S. Aggregate Bond Index
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$ 9,300
$17,349
$15,496
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

Annual Report

Fidelity Advisor Asset Manager 30% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-4.18%	-0.11%
Class T (incl. 3.50% sales charge)	-2.08%	0.25%
Class B (incl. contingent deferred sales charge) B	-3.96%	-0.06%
Class C (incl. contingent deferred sales charge) C	-0.05%	0.62%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Asset Manager 30% - CL A
Barclays Capital U.S. Aggregate Bond Index
$13,056
$9,958
13,500
12,000
11,000
10,000
9,000
8,000
$ 7,100
2008
2009
2010
2011

Annual Report

Fidelity Advisor Asset Manager 40% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-4.89%	-1.13%
Class T (incl. 3.50% sales charge)	-2.84%	-0.78%
Class B (incl. contingent deferred sales charge) B	-4.70%	-1.10%
Class C (incl. contingent deferred sales charge) C	-0.75%	-0.39%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Asset Manager 40% - CL A
Barclays Capital U.S. Aggregate Bond Index
13,500
12,000
11,000
10,000
9,000
8,000
7,000
$6,600
$13,056
$9,558
2008
2009
2010
2011

Annual Report

Fidelity Advisor Asset Manager 50% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	-5.65%	0.88%	3.32%
Class T (incl. 3.50% sales charge) B	-3.65%	1.11%	3.43%
Class B (incl. contingent deferred sales charge) C	-5.58%	0.94%	3.52%
Class C (incl. contingent deferred sales charge) D	-1.62%	1.30%	3.53%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Class A on September 30, 2001, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

Fidelity Advisor Asset Manager 50% - CL A
S&P 500® Index
17,000
16,000
14,000
12,000
10,000
9,000
$ 7,900
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
$13,856
$13,200

Annual Report

Fidelity Advisor Asset Manager 60% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	-6.74%	-3.02%
Class T (incl. 3.50% sales charge)	-4.80%	-2.71%
Class B (incl. contingent deferred sales charge) B	-6.58%	-3.04%
Class C (incl. contingent deferred sales charge) C	-2.74%	-2.32%

A From October 9, 2007.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Asset Manager 60% - CL A
S&P 500 Index
10,500
9,000
8,000
7,000
6,000
$4,800
2008
2009
2010
2011
$8,852
$7,890

Annual Report

Fidelity Advisor Asset Manager 70% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	-7.77%	-0.55%	2.57%
Class T (incl. 3.50% sales charge) B	-5.77%	-0.22%	2.74%
Class B (incl. contingent deferred sales charge)C	-7.75%	-0.21%	2.94%
Class C (incl. contingent deferred sales charge) D	-3.77%	0.20%	2.96%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Class A on September 30, 2001, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Class A took place on September 23, 2008. See above for additional information regarding the performance of Class A.

Fidelity Advisor Asset Manager 70% - CL A
S&P 500 Index
17,000
16,000
14,000
12,000
10,000
9,000
$ 7,900
$13,200
$12,890
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

Annual Report

Fidelity Advisor Asset Manager 85% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	-9.38%	-1.54%	2.62%
Class T (incl. 3.50% sales charge) B	-7.44%	-1.32%	2.74%
Class B (incl. contingent deferred sales charge) C	-9.36%	-1.52%	2.83%
Class C (incl. contingent deferred sales charge) D	-5.57%	-1.13%	2.84%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Class A on September 30, 2001, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

Fidelity Advisor Asset Manager 85% - CL A
S&P 500 Index
$13,200
$12,957
17,000
16,000
14,000
12,000
10,000
9,000
8,000
$ 6,800
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks eked out slight gains for the 12 months ending September 30, 2011, as investor angst over global economic woes overtook the market in the latter half of the period, extinguishing the sharp run-up in equities from October through April. For the year, the S&P 500® Index rose only 1.14%, while the blue-chip Dow Jones Industrial AverageSM increased 3.83% and the technology-heavy Nasdaq Composite® Index added 2.96%. Following an extended rally fueled by encouraging economic activity, stocks eventually derailed in late July and early August amid wrangling over the U.S. debt ceiling, Standard & Poor's downgrade of the country's long-term sovereign credit rating and deepening debt troubles in Europe. Markets remained volatile through September, when the S&P 500® registered its worst calendar-quarter finish since late 2008. Among market segments, financials had the largest decline (-17%), while the defensive utilities sector fared best (+12%). Small and mid-sized stocks fell shy of their larger-cap counterparts, with the Russell 2000® and Russell Midcap® indexes returning -3.53% and -0.88%, respectively. The financial crisis in Europe helped push the MSCI® EAFE® (Europe, Australasia, Far East) Index to a 12-month decline of 9.26%, its weakest one-year trailing return in more than two years. In the fixed-income arena, investors' flight from risk buoyed perceived safer-haven investments, as reflected in the 5.26% gain of the Barclays Capital® U.S. Aggregate Bond Index, a proxy for investment-grade debt. Riskier high-yield bonds, bolstered solely by their high coupons, increased 1.30%, as measured by The BofA Merrill LynchSM US High Yield Constrained Index, while high-quality short-term debt instruments rose 0.16%, according to the Barclays Capital® U.S. 3 Month Treasury Bellwether Index.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: For the year, the Class A, Class T, Class B and Class C shares of all seven Advisor Asset Manager funds underperformed their respective Composite benchmarks. Weak security selection largely outweighed positive asset allocation in most of the funds, with stock picks in domestic and foreign developed-markets equities being the main detractors. Within domestic equities, adverse stock choices in the underlying financials, information technology, energy, consumer discretionary and consumer staples central funds hurt performance. In foreign developed-markets equities, poor security selection, primarily in Europe, was somewhat counterbalanced by favorable market positioning. All told, these security selection head winds overshadowed the generally favorable impact of underweighting U.S. and international developed-markets stocks during most of what was a subpar period for equities. The portfolios were bolstered, however, by strong results from the investment-grade bond central fund. In such a volatile period, the key to good performance here was the central fund manager's ability to find and quickly capitalize on fleeting value in the marketplace. Adroit positioning in U.S. Treasuries is one example. The central fund was underweighted in the sector early in the period but increased its Treasury holdings, including an out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS), in time to benefit from their late-period rally. Another positive was security selection among government-agency mortgage-backed securities, which made up for an unhelpful underweighting in the sector. The fund also had favorable yield-curve positioning and strong results from outsized stakes in commercial mortgage-backed and asset-backed securities. As for my asset allocation strategy, given heightened volatility and a more uncertain market backdrop, I took a more cautious approach to risk in the hopes of preserving most of the gains the funds had generated since early 2009. Consequently, I gradually reduced the funds' domestic equity allocations and increased their exposure to lower-risk assets, such as investment-grade bonds. Underweighting domestic equities was especially helpful during the market's sharp sell-off in July and August. In July, I added a small direct investment in TIPS - in addition to what was held in the investment-grade bond central fund - via an exchange-traded fund (ETF). This addition proved timely because exposure to long-term Treasuries provided a nice boost to returns as Treasury yields declined to, in some cases, historic lows. The positive effect of underweighting poor-performing foreign developed-markets equities was cancelled out in most of the funds by their out-of-index holdings of emerging-markets equities, which did even worse.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Fidelity Asset Manager 20%
Class A	.85%
Actual		$ 1,000.00	$ 981.80	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.31
Class T	1.11%
Actual		$ 1,000.00	$ 980.60	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.50	$ 5.62
Class B	1.65%
Actual		$ 1,000.00	$ 977.90	$ 8.18
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.60%
Actual		$ 1,000.00	$ 978.30	$ 7.93
Hypothetical A		$ 1,000.00	$ 1,017.05	$ 8.09
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Asset Manager 20%	.55%
Actual		$ 1,000.00	$ 983.40	$ 2.73
Hypothetical A		$ 1,000.00	$ 1,022.31	$ 2.79
Institutional Class	.59%
Actual		$ 1,000.00	$ 983.20	$ 2.93
Hypothetical A		$ 1,000.00	$ 1,022.11	$ 2.99
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 961.60	$ 4.43
Hypothetical A		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.14%
Actual		$ 1,000.00	$ 960.60	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,019.35	$ 5.77
Class B	1.65%
Actual		$ 1,000.00	$ 957.70	$ 8.10
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 957.80	$ 8.10
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 30%	.62%
Actual		$ 1,000.00	$ 962.20	$ 3.05
Hypothetical A		$ 1,000.00	$ 1,021.96	$ 3.14
Institutional Class	.64%
Actual		$ 1,000.00	$ 962.90	$ 3.15
Hypothetical A		$ 1,000.00	$ 1,021.86	$ 3.24
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 939.10	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 937.90	$ 5.59
Hypothetical A		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 935.40	$ 8.01
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 935.90	$ 8.01
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 940.40	$ 3.16
Hypothetical A		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 940.20	$ 3.16
Hypothetical A		$ 1,000.00	$ 1,021.81	$ 3.29
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Fidelity Asset Manager 50%
Class A	1.02%
Actual		$ 1,000.00	$ 916.60	$ 4.90
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.17
Class T	1.24%
Actual		$ 1,000.00	$ 914.90	$ 5.95
Hypothetical A		$ 1,000.00	$ 1,018.85	$ 6.28
Class B	1.76%
Actual		$ 1,000.00	$ 912.80	$ 8.44
Hypothetical A		$ 1,000.00	$ 1,016.24	$ 8.90
Class C	1.74%
Actual		$ 1,000.00	$ 913.00	$ 8.34
Hypothetical A		$ 1,000.00	$ 1,016.34	$ 8.80
Asset Manager 50%	.70%
Actual		$ 1,000.00	$ 917.60	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,021.56	$ 3.55
Institutional Class	.75%
Actual		$ 1,000.00	$ 917.70	$ 3.61
Hypothetical A		$ 1,000.00	$ 1,021.31	$ 3.80
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 893.90	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.35%
Actual		$ 1,000.00	$ 891.60	$ 6.40
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.85%
Actual		$ 1,000.00	$ 889.50	$ 8.76
Hypothetical A		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.85%
Actual		$ 1,000.00	$ 889.20	$ 8.76
Hypothetical A		$ 1,000.00	$ 1,015.79	$ 9.35
Asset Manager 60%	.82%
Actual		$ 1,000.00	$ 894.30	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Institutional Class	.85%
Actual		$ 1,000.00	$ 894.20	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Fidelity Asset Manager 70%
Class A	1.09%
Actual		$ 1,000.00	$ 868.40	$ 5.11
Hypothetical A		$ 1,000.00	$ 1,019.60	$ 5.52
Class T	1.35%
Actual		$ 1,000.00	$ 867.80	$ 6.32
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.83
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011

Class B	1.90%
Actual		$ 1,000.00	$ 864.90	$ 8.88
Hypothetical A		$ 1,000.00	$ 1,015.54	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 865.70	$ 8.56
Hypothetical A		$ 1,000.00	$ 1,015.89	$ 9.25
Asset Manager 70%	.78%
Actual		$ 1,000.00	$ 870.40	$ 3.66
Hypothetical A		$ 1,000.00	$ 1,021.16	$ 3.95
Institutional Class	.81%
Actual		$ 1,000.00	$ 870.40	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,021.01	$ 4.10
Fidelity Asset Manager 85%
Class A	1.10%
Actual		$ 1,000.00	$ 835.40	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.36%
Actual		$ 1,000.00	$ 834.90	$ 6.26
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.88
Class B	1.92%
Actual		$ 1,000.00	$ 832.50	$ 8.82
Hypothetical A		$ 1,000.00	$ 1,015.44	$ 9.70
Class C	1.84%
Actual		$ 1,000.00	$ 831.80	$ 8.45
Hypothetical A		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 85%	.82%
Actual		$ 1,000.00	$ 837.10	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,020.96	$ 4.15
Institutional Class	.82%
Actual		$ 1,000.00	$ 836.80	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .12%

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	15.9
Fannie Mae	12.2	15.4
Freddie Mac	4.1	3.1
Ginnie Mae	3.3	0.8
JPMorgan Chase Commercial Mortgage Securities Trust	0.5	0.4
	35.6
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 35.3%	U.S. Government and U.S. Government Agency Obligations 35.4%
AAA,AA,A 7.6%	AAA,AA,A 6.5%
BBB 6.6%	BBB 6.1%
BB and Below 7.7%	BB and Below 7.9%
Not Rated 0.7%	Not Rated 0.8%
Equities* 20.0%	Equities** 20.8%
Short-Term Investments and Net Other Assets 22.1%	Short-Term Investments and Net Other Assets 22.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Procter & Gamble Co.	0.2	0.2
Exxon Mobil Corp.	0.2	0.3
General Electric Co.	0.2	0.2
Chevron Corp.	0.2	0.2
	1.1
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 17.6%	Stock Class and Equity Futures** 22.2%
Bond Class 55.8%	Bond Class 51.2%
Short-Term Class 26.6%	Short-Term Class 26.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	3.9
Fidelity Information Technology Central Fund	2.4
Fidelity Financials Central Fund	1.9
Fidelity Health Care Central Fund	1.5
Fidelity Consumer Discretionary Central Fund	1.3
Fidelity Consumer Staples Central Fund	1.3
Fidelity Energy Central Fund	1.3
Fidelity Industrials Central Fund	1.3
Fidelity Emerging Markets Equity Central Fund	0.6
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	16.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.8
Investment Grade Fixed-Income Funds	49.3
Total Fixed-Income Central Funds	56.1
Money Market Central Funds	24.7
U.S. Treasury Obligations	0.1
Investment Companies	2.0
Net Other Assets (Liabilities)	0.2
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 9.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 16.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	6,240	$ 66,142
Fidelity Consumer Discretionary Central Fund (c)	400,881	45,800,662
Fidelity Consumer Staples Central Fund (c)	358,618	47,186,976
Fidelity Emerging Markets Equity Central Fund (c)	139,166	23,187,808
Fidelity Energy Central Fund (c)	488,987	49,177,444
Fidelity Financials Central Fund (c)	1,562,383	69,322,940
Fidelity Health Care Central Fund (c)	444,845	54,800,471
Fidelity Industrials Central Fund (c)	415,699	48,819,734
Fidelity Information Technology Central Fund (c)	581,740	87,435,476
Fidelity International Equity Central Fund (c)	2,503,394	144,821,347
Fidelity Materials Central Fund (c)	132,066	17,715,319
Fidelity Telecom Services Central Fund (c)	124,663	13,872,485
Fidelity Utilities Central Fund (c)	179,172	18,624,919
TOTAL EQUITY CENTRAL FUNDS (Cost $677,620,297)		620,831,723
Fixed-Income Central Funds - 56.1%

High Yield Fixed-Income Funds - 6.8%
Fidelity Emerging Markets Debt Central Fund (c)	1,920,447	18,474,704
Fidelity Floating Rate Central Fund (c)	1,203,145	114,683,799
Fidelity High Income Central Fund 1 (c)	1,283,823	117,444,135
TOTAL HIGH YIELD FIXED-INCOME FUNDS		250,602,638
Investment Grade Fixed-Income Funds - 49.3%
Fidelity Tactical Income Central Fund (c)	17,229,080	1,806,296,696
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,956,122,613)		2,056,899,334
Money Market Central Funds - 24.7%

Fidelity Cash Central Fund, 0.12% (a)	169,194,125	169,194,125
Fidelity Money Market Central Fund, 0.31% (a)	738,747,025	738,747,025
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $907,941,150)		907,941,150
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $4,224,983)	$ 4,225,000	$ 4,224,814
Investment Companies - 2.0%
	Shares
iShares Barclays TIPS Bond ETF (Cost $70,895,680)	639,731	73,121,253
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,616,804,723)		3,663,018,274
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,054,174
NET ASSETS - 100%		$ 3,669,072,448
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
730 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 41,099,000	$ (746,415)
55 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	3,703,150	(117,071)
305 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	12,814,575	(1,944,716)
TOTAL EQUITY INDEX CONTRACTS		$ 57,616,725	$ (2,808,202)

The face value of futures purchased as a percentage of net assets is 1.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,224,814.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 268,035
Fidelity Commodity Strategy Central Fund	10,198
Fidelity Consumer Discretionary Central Fund	651,493
Fidelity Consumer Staples Central Fund	1,340,174
Fidelity Emerging Markets Debt Central Fund	592,335
Fidelity Emerging Markets Equity Central Fund	443,462
Fidelity Energy Central Fund	898,441
Fidelity Financials Central Fund	875,013
Fidelity Floating Rate Central Fund	5,101,932
Fidelity Health Care Central Fund	404,767
Fidelity High Income Central Fund 1	9,197,900
Fidelity Industrials Central Fund	861,329
Fidelity Information Technology Central Fund	342,032
Fidelity International Equity Central Fund	4,630,783
Fidelity Materials Central Fund	305,598
Fidelity Money Market Central Fund	2,444,786
Fidelity Securities Lending Cash Central Fund	420
Fidelity Tactical Income Central Fund	52,148,219
Fidelity Telecom Services Central Fund	354,256
Fidelity Utilities Central Fund	553,095
Total	$ 81,424,268
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 35,084,213	$ 26,304,683	$ 62,125,179	$ 66,142	0.0%
Fidelity Consumer Discretionary Central Fund	45,560,668	10,186,648	10,429,973	45,800,662	7.6%
Fidelity Consumer Staples Central Fund	43,988,692	9,262,856	8,208,684	47,186,976	7.3%
Fidelity Emerging Markets Debt Central Fund	-	19,589,542	368,886	18,474,704	17.9%
Fidelity Emerging Markets Equity Central Fund	35,966,470	11,743,004	20,273,949	23,187,808	9.2%
Fidelity Energy Central Fund	44,327,258	16,733,352	11,974,477	49,177,444	7.4%
Fidelity Financials Central Fund	82,498,800	23,479,354	18,234,248	69,322,940	7.6%
Fidelity Floating Rate Central Fund	97,415,747	22,310,713	2,688,839	114,683,799	4.1%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Health Care Central Fund	51,145,285	12,038,829	13,311,085	54,800,471	7.6%
Fidelity High Income Central Fund 1	121,836,478	23,924,474	22,704,375	117,444,135	23.6%
Fidelity Industrials Central Fund	49,634,644	11,523,127	9,722,994	48,819,734	7.8%
Fidelity Information Technology Central Fund	76,871,824	25,857,036	13,217,074	87,435,476	7.8%
Fidelity International Equity Central Fund	150,090,745	38,071,167	23,740,315	144,821,347	9.8%
Fidelity Materials Central Fund	16,958,529	5,644,633	3,946,934	17,715,319	8.2%
Fidelity Tactical Income Central Fund	1,487,037,888	475,472,033	213,767,153	1,806,296,696	35.5%
Fidelity Telecom Services Central Fund	13,038,484	3,180,088	1,605,213	13,872,485	7.6%
Fidelity Utilities Central Fund	16,478,538	3,650,124	2,657,609	18,624,919	7.6%
Total	$ 2,367,934,263	$ 738,971,663	$ 438,976,987	$ 2,677,731,057
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 620,831,723	$ 620,831,723	$ -	$ -
Fixed-Income Central Funds	2,056,899,334	2,056,899,334	-	-
Money Market Central Funds	907,941,150	907,941,150	-	-
U.S. Treasury Obligations	4,224,814	-	4,224,814	-
Investment Companies	73,121,253	73,121,253	-	-
Total Investments in Securities:	$ 3,663,018,274	$ 3,658,793,460	$ 4,224,814	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,808,202)	$ (2,808,202)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (2,808,202)
Total Value of Derivatives	$ -	$ (2,808,202)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $75,120,663)	$ 77,346,067
Fidelity Central Funds (cost $3,541,684,060)	3,585,672,207
Total Investments (cost $3,616,804,723)		$ 3,663,018,274
Receivable for investments sold		9,219,906
Receivable for fund shares sold		4,616,275
Distributions receivable from Fidelity Central Funds		10,727
Other receivables		34,615
Total assets		3,676,899,797

Liabilities
Payable for investments purchased	$ 1,795,614
Payable for fund shares redeemed	2,562,502
Accrued management fee	1,282,268
Distribution and service plan fees payable	33,727
Payable for daily variation margin on futures contracts	1,746,640
Other affiliated payables	381,609
Other payables and accrued expenses	24,989
Total liabilities		7,827,349

Net Assets		$ 3,669,072,448
Net Assets consist of:
Paid in capital		$ 3,632,818,834
Undistributed net investment income		6,348,772
Accumulated undistributed net realized gain (loss) on investments		(13,500,507)
Net unrealized appreciation (depreciation) on investments		43,405,349
Net Assets		$ 3,669,072,448

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,016,367 ÷ 2,853,215 shares)		$ 12.62

Maximum offering price per share (100/94.25 of $12.62)		$ 13.39
Class T: Net Asset Value and redemption price per share ($17,765,405 ÷ 1,409,720 shares)		$ 12.60

Maximum offering price per share (100/96.50 of $12.60)		$ 13.06
Class B: Net Asset Value and offering price per share ($3,044,251 ÷ 241,882 shares)A		$ 12.59

Class C: Net Asset Value and offering price per share ($19,325,013 ÷ 1,537,816 shares)A		$ 12.57

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($3,569,847,981 ÷ 282,388,276 shares)		$ 12.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,073,431 ÷ 1,825,986 shares)		$ 12.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 1,664,970
Interest		744
Income from Fidelity Central Funds		81,424,268
Total income		83,089,982

Expenses
Management fee	$ 14,604,720
Transfer agent fees	3,353,667
Distribution and service plan fees	383,288
Accounting and security lending fees	1,092,034
Custodian fees and expenses	3,073
Independent trustees' compensation	12,403
Registration fees	215,609
Audit	29,029
Legal	15,097
Miscellaneous	31,869
Total expenses before reductions	19,740,789
Expense reductions	(187,194)	19,553,595
Net investment income (loss)		63,536,387
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,405,680
Fidelity Central Funds	58,881,545
Futures contracts	(496,370)
Capital gain distributions from Fidelity Central Funds	809,125
Total net realized gain (loss)		62,599,980
Change in net unrealized appreciation (depreciation) on: Investment securities	(46,853,979)
Futures contracts	(3,708,051)
Total change in net unrealized appreciation (depreciation)		(50,562,030)
Net gain (loss)		12,037,950
Net increase (decrease) in net assets resulting from operations		$ 75,574,337

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,536,387	$ 56,796,031
Net realized gain (loss)	62,599,980	31,482,211
Change in net unrealized appreciation (depreciation)	(50,562,030)	137,355,237
Net increase (decrease) in net assets resulting from operations	75,574,337	225,633,479
Distributions to shareholders from net investment income	(63,282,114)	(53,944,822)
Distributions to shareholders from net realized gain	(3,918,088)	(1,063,144)
Total distributions	(67,200,202)	(55,007,966)
Share transactions - net increase (decrease)	524,800,432	610,462,151
Total increase (decrease) in net assets	533,174,567	781,087,664

Net Assets
Beginning of period	3,135,897,881	2,354,810,217
End of period (including undistributed net investment income of $6,348,772 and undistributed net investment income of $6,083,002, respectively)	$ 3,669,072,448	$ 3,135,897,881

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.19	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.09	.74	.48	(1.27)	.40
Total from investment operations	.28	.96	.81	(.88)	.88
Distributions from net investment income	(.20)	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.21) J	(.21) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	2.22%	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H, K
Expenses before reductions	.85%	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.85%	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.85%	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.51%	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,016	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.16	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.09	.74	.48	(1.28)	.40
Total from investment operations	.25	.93	.78	(.92)	.85
Distributions from net investment income	(.16)	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.18)	(.18) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	1.96%	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H, J
Expenses before reductions	1.11%	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.10%	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.10%	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.26%	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,765	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.09	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.10	.74	.49	(1.27)	.38
Total from investment operations	.19	.86	.73	(.98)	.77
Distributions from net investment income	(.09)	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.11)	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	1.48%	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H, I
Expenses before reductions	1.65%	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.72%	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,044	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.10	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.09	.74	.49	(1.26)	.38
Total from investment operations	.19	.86	.73	(.97)	.77
Distributions from net investment income	(.10)	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.12)	(.12) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	1.48%	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H, J
Expenses before reductions	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60%	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	.76%	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,325	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Income from Investment Operations
Net investment income (loss) B	.23	.25	.35	.43	.53
Net realized and unrealized gain (loss)	.09	.75	.50	(1.28)	.38
Total from investment operations	.32	1.00	.85	(.85)	.91
Distributions from net investment income	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Total Return A	2.52%	8.54%	7.90%	(6.90)%	7.26%
Ratios to Average Net Assets D, E
Expenses before reductions	.55%	.56%	.58%	.56%	.57%
Expenses net of fee waivers, if any	.55%	.56%	.58%	.56%	.57%
Expenses net of all reductions	.54%	.56%	.58%	.56%	.57%
Net investment income (loss)	1.82%	2.08%	3.30%	3.48%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481
Portfolio turnover rate C	19%	18%	16%	5%	6%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.23	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.10	.74	.50	(1.27)	.38
Total from investment operations	.33	.99	.86	(.85)	.91
Distributions from net investment income	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	2.57%	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G, H
Expenses before reductions	.59%	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.59%	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.59%	.55%	.56%	.56%	.59% A
Net investment income (loss)	1.77%	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,073	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	16.1
Fannie Mae	12.3	15.6
Freddie Mac	4.1	3.1
Ginnie Mae	3.3	0.8
JPMorgan Chase Commercial Mortgage Securities Trust	0.5	0.4
	35.7
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 35.4%	U.S. Government and U.S. Government Agency Obligations 35.7%
AAA,AA,A 7.6%	AAA,AA,A 6.6%
BBB 6.6%	BBB 6.1%
BB and Below 7.8%	BB and Below 7.7%
Not Rated 0.7%	Not Rated 0.7%
Equities* 29.2%	Equities** 31.5%
Short-Term Investments and Net Other Assets 12.7%	Short-Term Investments and Net Other Assets 11.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.5
Procter & Gamble Co.	0.3	0.3
Exxon Mobil Corp.	0.3	0.4
General Electric Co.	0.3	0.3
Chevron Corp.	0.3	0.2
	1.6
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 27.0%	Stock Class and Equity Futures** 31.7%
Bond Class 55.9%	Bond Class 51.4%
Short-Term Class 17.1%	Short-Term Class 16.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	6.3
Fidelity Information Technology Central Fund	3.7
Fidelity Financials Central Fund	3.0
Fidelity Health Care Central Fund	2.4
Fidelity Energy Central Fund	2.1
Fidelity Industrials Central Fund	2.1
Fidelity Consumer Discretionary Central Fund	2.0
Fidelity Consumer Staples Central Fund	2.0
Fidelity Emerging Markets Equity Central Fund	1.1
Fidelity Utilities Central Fund	0.8
Fidelity Materials Central Fund	0.7
Fidelity Telecom Services Central Fund	0.5
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	26.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	49.4
Total Fixed-Income Central Funds	56.3
Money Market Central Funds	14.8
U.S. Treasury Obligations	0.1
Investment Companies	1.9
Net Other Assets (Liabilities)	0.2
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 12.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 26.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	409	$ 4,338
Fidelity Consumer Discretionary Central Fund (c)	39,628	4,527,444
Fidelity Consumer Staples Central Fund (c)	34,308	4,514,241
Fidelity Emerging Markets Equity Central Fund (c)	15,905	2,650,161
Fidelity Energy Central Fund (c)	48,245	4,852,034
Fidelity Financials Central Fund (c)	156,318	6,935,833
Fidelity Health Care Central Fund (c)	44,046	5,426,053
Fidelity Industrials Central Fund (c)	40,578	4,765,482
Fidelity Information Technology Central Fund (c)	56,811	8,538,750
Fidelity International Equity Central Fund (c)	252,556	14,610,379
Fidelity Materials Central Fund (c)	12,775	1,713,575
Fidelity Telecom Services Central Fund (c)	10,963	1,219,966
Fidelity Utilities Central Fund (c)	17,060	1,773,438
TOTAL EQUITY CENTRAL FUNDS (Cost $68,461,144)		61,531,694
Fixed-Income Central Funds - 56.3%

High Yield Fixed-Income Funds - 6.9%
Fidelity Emerging Markets Debt Central Fund (c)	114,248	1,099,064
Fidelity Floating Rate Central Fund (c)	77,333	7,371,402
Fidelity High Income Central Fund 1 (c)	81,503	7,455,874
TOTAL HIGH YIELD FIXED-INCOME FUNDS		15,926,340
Investment Grade Fixed-Income Funds - 49.4%
Fidelity Tactical Income Central Fund (c)	1,085,101	113,762,037
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $124,014,056)		129,688,377
Money Market Central Funds - 14.8%

Fidelity Cash Central Fund, 0.12% (a)	11,850,577	11,850,577
Fidelity Money Market Central Fund, 0.31% (a)	22,265,454	22,265,454
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $34,116,031)		34,116,031
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to .01% 11/25/11 (b) (Cost $324,999)	$ 325,000	324,986
Investment Companies - 1.9%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $4,300,364)	38,800	$ 4,434,840
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $231,216,594)		230,095,928
NET OTHER ASSETS (LIABILITIES) - 0.2%		454,535
NET ASSETS - 100%		$ 230,550,463
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
49 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 2,758,700	$ (49,580)
2 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	134,660	(4,257)
23 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	966,345	(148,155)
TOTAL EQUITY INDEX CONTRACTS		$ 3,859,705	$ (201,992)

The face value of futures purchased as a percentage of net assets is 1.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $324,986.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,630
Fidelity Commodity Strategy Central Fund	659
Fidelity Consumer Discretionary Central Fund	53,264
Fidelity Consumer Staples Central Fund	109,647
Fidelity Emerging Markets Debt Central Fund	33,996
Fidelity Emerging Markets Equity Central Fund	41,394
Fidelity Energy Central Fund	74,680
Fidelity Financials Central Fund	72,639
Fidelity Floating Rate Central Fund	276,831
Fidelity Health Care Central Fund	32,148
Fidelity High Income Central Fund 1	481,443
Fidelity Industrials Central Fund	70,712
Fidelity Information Technology Central Fund	29,738
Fidelity International Equity Central Fund	409,045
Fidelity Materials Central Fund	25,321
Fidelity Money Market Central Fund	53,497
Fidelity Tactical Income Central Fund	2,838,907
Fidelity Telecom Services Central Fund	25,845
Fidelity Utilities Central Fund	44,279
Total	$ 4,692,675
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,240,023	$ 2,683,128	$ 3,824,984	$ 4,338	0.0%
Fidelity Consumer Discretionary Central Fund	2,836,215	2,234,687	380,195	4,527,444	0.7%
Fidelity Consumer Staples Central Fund	2,843,919	2,074,542	507,419	4,514,241	0.7%
Fidelity Emerging Markets Debt Central Fund	-	1,188,702	45,590	1,099,064	1.1%
Fidelity Emerging Markets Equity Central Fund	1,939,042	2,299,768	1,018,903	2,650,161	1.1%
Fidelity Energy Central Fund	2,899,956	3,217,487	802,260	4,852,034	0.7%
Fidelity Financials Central Fund	5,225,903	5,058,026	1,373,843	6,935,833	0.8%
Fidelity Floating Rate Central Fund	4,064,391	3,928,845	383,684	7,371,402	0.3%
Fidelity Health Care Central Fund	3,238,395	2,802,070	784,957	5,426,053	0.7%
Fidelity High Income Central Fund 1	4,863,799	4,320,688	1,307,101	7,455,874	1.5%
Fidelity Industrials Central Fund	2,985,576	2,740,472	425,635	4,765,482	0.8%
Fidelity Information Technology Central Fund	4,518,643	5,696,697	978,713	8,538,750	0.8%
Fidelity International Equity Central Fund	9,992,395	9,815,651	2,857,692	14,610,379	1.0%
Fidelity Materials Central Fund	1,042,730	1,029,669	131,582	1,713,575	0.8%
Fidelity Tactical Income Central Fund	62,297,007	62,078,001	14,334,451	113,762,037	2.2%
Fidelity Telecom Services Central Fund	753,772	624,331	79,882	1,219,966	0.7%
Fidelity Utilities Central Fund	1,047,040	785,746	138,397	1,773,438	0.7%
Total	$ 111,788,806	$ 112,578,510	$ 29,375,288	$ 191,220,071
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 61,531,694	$ 61,531,694	$ -	$ -
Fixed-Income Central Funds	129,688,377	129,688,377	-	-
Money Market Central Funds	34,116,031	34,116,031	-	-
U.S. Treasury Obligations	324,986	-	324,986	-
Investment Companies	4,434,840	4,434,840	-	-
Total Investments in Securities:	$ 230,095,928	$ 229,770,942	$ 324,986	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (201,992)	$ (201,992)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (201,992)
Total Value of Derivatives	$ -	$ (201,992)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.3%
United Kingdom	2.2%
Japan	1.1%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,625,363)	$ 4,759,826
Fidelity Central Funds (cost $226,591,231)	225,336,102
Total Investments (cost $231,216,594)		$ 230,095,928
Receivable for investments sold		608,110
Receivable for fund shares sold		803,853
Distributions receivable from Fidelity Central Funds		678
Receivable from investment adviser for expense reductions		2,041
Other receivables		3,193
Total assets		231,513,803

Liabilities
Payable for investments purchased	$ 521,633
Payable for fund shares redeemed	190,271
Accrued management fee	78,727
Distribution and service plan fees payable	9,949
Payable for daily variation margin on futures contracts	118,203
Other affiliated payables	25,552
Other payables and accrued expenses	19,005
Total liabilities		963,340

Net Assets		$ 230,550,463
Net Assets consist of:
Paid in capital		$ 230,861,722
Undistributed net investment income		354,890
Accumulated undistributed net realized gain (loss) on investments		656,509
Net unrealized appreciation (depreciation) on investments		(1,322,658)
Net Assets		$ 230,550,463

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,024,168 ÷ 963,233 shares)		$ 9.37

Maximum offering price per share (100/94.25 of $9.37)		$ 9.94
Class T: Net Asset Value and redemption price per share ($4,884,984 ÷ 522,005 shares)		$ 9.36

Maximum offering price per share (100/96.50 of $9.36)		$ 9.70
Class B: Net Asset Value and offering price per share ($1,076,019 ÷ 114,980 shares)A		$ 9.36

Class C: Net Asset Value and offering price per share ($5,967,130 ÷ 638,776 shares)A		$ 9.34

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($208,380,313 ÷ 22,233,553 shares)		$ 9.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,217,849 ÷ 129,917 shares)		$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 101,676
Interest		18
Income from Fidelity Central Funds		4,692,675
Total income		4,794,369

Expenses
Management fee	$ 789,598
Transfer agent fees	183,660
Distribution and service plan fees	116,365
Accounting fees and expenses	78,912
Custodian fees and expenses	2,477
Independent trustees' compensation	639
Registration fees	88,931
Audit	26,961
Legal	645
Miscellaneous	1,198
Total expenses before reductions	1,289,386
Expense reductions	(16,823)	1,272,563
Net investment income (loss)		3,521,806
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	166,644
Fidelity Central Funds	3,613,518
Futures contracts	(182,485)
Capital gain distributions from Fidelity Central Funds	51,383
Total net realized gain (loss)		3,649,060
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,251,015)
Futures contracts	(201,492)
Total change in net unrealized appreciation (depreciation)		(7,452,507)
Net gain (loss)		(3,803,447)
Net increase (decrease) in net assets resulting from operations		$ (281,641)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,521,806	$ 2,024,010
Net realized gain (loss)	3,649,060	2,731,395
Change in net unrealized appreciation (depreciation)	(7,452,507)	4,522,277
Net increase (decrease) in net assets resulting from operations	(281,641)	9,277,682
Distributions to shareholders from net investment income	(3,364,493)	(1,979,157)
Distributions to shareholders from net realized gain	(4,696,545)	(414,377)
Total distributions	(8,061,038)	(2,393,534)
Share transactions - net increase (decrease)	109,056,408	51,214,605
Total increase (decrease) in net assets	100,713,729	58,098,753

Net Assets
Beginning of period	129,836,734	71,737,981
End of period (including undistributed net investment income of $354,890 and undistributed net investment income of $201,061, respectively)	$ 230,550,463	$ 129,836,734

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.01 G	.67	.40	(1.39)
Total from investment operations	.17	.84	.62	(1.15)
Distributions from net investment income	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C,D	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets I, J
Expenses before reductions	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.01 G	.67	.40	(1.40)
Total from investment operations	.15	.82	.60	(1.18)
Distributions from net investment income	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets I, J
Expenses before reductions	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.10	.16	.17
Net realized and unrealized gain (loss)	- G,J	.67	.40	(1.39)
Total from investment operations	.09	.77	.56	(1.22)
Distributions from net investment income	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.38)	(.15) K	(.18)	(.13)
Net asset value, end of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets I, L
Expenses before reductions	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

L Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.01 G	.67	.39	(1.39)
Total from investment operations	.10	.77	.55	(1.22)
Distributions from net investment income	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B,C,D	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets I, J
Expenses before reductions	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.01 F	.67	.40	(1.39)
Total from investment operations	.20	.86	.64	(1.13)
Distributions from net investment income	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets H, I
Expenses before reductions	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate E	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.19	.24	.26
Net realized and unrealized gain (loss)	- F,I	.67	.40	(1.39)
Total from investment operations	.19	.86	.64	(1.13)
Distributions from net investment income	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets H, J
Expenses before reductions	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate E	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

K Total distributions of $.48 is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.1	14.1
Fannie Mae	11.1	13.7
Freddie Mac	3.7	2.7
Ginnie Mae	3.0	0.7
JPMorgan Chase Commercial Mortgage Securities Trust	0.5	0.4
	32.4
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 32.0%	U.S. Government and U.S. Government Agency Obligations 31.3%
AAA,AA,A 7.0%	AAA,AA,A 5.9%
BBB 5.8%	BBB 5.6%
BB and Below 7.4%	BB and Below 7.1%
Not Rated 0.7%	Not Rated 0.7%
Equities* 38.5%	Equities** 41.7%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 7.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
Procter & Gamble Co.	0.5	0.4
Exxon Mobil Corp.	0.4	0.5
General Electric Co.	0.4	0.4
Chevron Corp.	0.4	0.3
	2.3
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 37.0%	Stock Class and Equity Futures** 41.2%
Bond Class 50.6%	Bond Class 45.9%
Short-Term Class 12.4%	Short-Term Class 12.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	8.7
Fidelity Information Technology Central Fund	5.1
Fidelity Financials Central Fund	4.3
Fidelity Health Care Central Fund	3.3
Fidelity Energy Central Fund	3.0
Fidelity Industrials Central Fund	2.9
Fidelity Consumer Staples Central Fund	2.8
Fidelity Consumer Discretionary Central Fund	2.7
Fidelity Emerging Markets Equity Central Fund	1.6
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Telecom Services Central Fund	0.7
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	37.3
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.8
Investment Grade Fixed-Income Funds	44.5
Total Fixed-Income Central Funds	51.3
Money Market Central Funds	9.6
U.S. Treasury Obligations	0.1
Investment Companies	1.4
Net Other Assets (Liabilities)	0.3
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 17.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 37.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	296	$ 3,132
Fidelity Consumer Discretionary Central Fund (c)	39,244	4,483,655
Fidelity Consumer Staples Central Fund (c)	34,648	4,558,982
Fidelity Emerging Markets Equity Central Fund (c)	16,161	2,692,815
Fidelity Energy Central Fund (c)	49,628	4,991,049
Fidelity Financials Central Fund (c)	160,774	7,133,563
Fidelity Health Care Central Fund (c)	44,307	5,458,156
Fidelity Industrials Central Fund (c)	41,032	4,818,810
Fidelity Information Technology Central Fund (c)	56,487	8,490,020
Fidelity International Equity Central Fund (c)	247,924	14,342,393
Fidelity Materials Central Fund (c)	13,204	1,771,211
Fidelity Telecom Services Central Fund (c)	11,005	1,224,590
Fidelity Utilities Central Fund (c)	17,378	1,806,392
TOTAL EQUITY CENTRAL FUNDS (Cost $68,985,873)		61,774,768
Fixed-Income Central Funds - 51.3%

High Yield Fixed-Income Funds - 6.8%
Fidelity Emerging Markets Debt Central Fund (c)	83,145	799,850
Fidelity Floating Rate Central Fund (c)	54,269	5,172,942
Fidelity High Income Central Fund 1 (c)	57,199	5,232,601
TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,205,393
Investment Grade Fixed-Income Funds - 44.5%
Fidelity Tactical Income Central Fund (c)	703,645	73,770,150
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $81,643,744)		84,975,543
Money Market Central Funds - 9.6%

Fidelity Cash Central Fund, 0.12% (a)	5,752,626	5,752,626
Fidelity Money Market Central Fund, 0.31% (a)	10,215,408	10,215,408
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $15,968,034)		15,968,034
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to .01% 11/25/11 (b) (Cost $224,999)	$ 225,000	224,990
Investment Companies - 1.4%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $2,220,641)	20,000	$ 2,286,003
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $169,043,291)	165,229,338
NET OTHER ASSETS (LIABILITIES) - 0.3%	450,271
NET ASSETS - 100%	$ 165,679,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 788,200	$ (16,802)
22 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	924,330	(145,781)
TOTAL EQUITY INDEX CONTRACTS		$ 1,712,530	$ (162,583)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $124,995.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,846
Fidelity Commodity Strategy Central Fund	490
Fidelity Consumer Discretionary Central Fund	50,673
Fidelity Consumer Staples Central Fund	103,779
Fidelity Emerging Markets Debt Central Fund	24,636
Fidelity Emerging Markets Equity Central Fund	39,440
Fidelity Energy Central Fund	71,269
Fidelity Financials Central Fund	69,239
Fidelity Floating Rate Central Fund	195,075
Fidelity Health Care Central Fund	30,641
Fidelity High Income Central Fund 1	337,233
Fidelity Industrials Central Fund	67,098
Fidelity Information Technology Central Fund	28,050
Fidelity International Equity Central Fund	386,729
Fidelity Materials Central Fund	24,369
Fidelity Money Market Central Fund	23,094
Fidelity Tactical Income Central Fund	1,758,067
Fidelity Telecom Services Central Fund	24,796
Fidelity Utilities Central Fund	41,637
Total	$ 3,287,161
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 939,062	$ 2,049,502	$ 2,904,574	$ 3,132	0.0%
Fidelity Consumer Discretionary Central Fund	2,746,341	2,416,053	514,763	4,483,655	0.7%
Fidelity Consumer Staples Central Fund	2,734,564	2,279,026	557,125	4,558,982	0.7%
Fidelity Emerging Markets Debt Central Fund	-	864,556	32,740	799,850	0.8%
Fidelity Emerging Markets Equity Central Fund	1,893,785	2,314,324	987,443	2,692,815	1.1%
Fidelity Energy Central Fund	2,808,419	3,288,943	667,288	4,991,049	0.8%
Fidelity Financials Central Fund	4,798,986	5,521,511	1,288,216	7,133,563	0.8%
Fidelity Floating Rate Central Fund	2,867,577	2,733,050	260,158	5,172,942	0.2%
Fidelity Health Care Central Fund	3,113,727	2,976,658	798,491	5,458,156	0.8%
Fidelity High Income Central Fund 1	3,382,802	3,125,255	976,820	5,232,601	1.1%
Fidelity Industrials Central Fund	2,902,234	2,879,733	451,720	4,818,810	0.8%
Fidelity Information Technology Central Fund	4,037,161	6,224,471	1,074,713	8,490,020	0.8%
Fidelity International Equity Central Fund	9,145,167	9,945,228	2,507,440	14,342,393	1.0%
Fidelity Materials Central Fund	1,035,671	1,082,015	136,500	1,771,211	0.8%
Fidelity Tactical Income Central Fund	38,036,299	41,273,215	7,890,442	73,770,150	1.5%
Fidelity Telecom Services Central Fund	753,739	688,771	144,873	1,224,590	0.7%
Fidelity Utilities Central Fund	973,601	884,581	128,536	1,806,392	0.7%
Total	$ 82,169,135	$ 90,546,892	$ 21,321,842	$ 146,750,311
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 61,774,768	$ 61,774,768	$ -	$ -
Fixed-Income Central Funds	84,975,543	84,975,543	-	-
Money Market Central Funds	15,968,034	15,968,034	-	-
U.S. Treasury Obligations	224,990	-	224,990	-
Investment Companies	2,286,003	2,286,003	-	-
Total Investments in Securities:	$ 165,229,338	$ 165,004,348	$ 224,990	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (162,583)	$ (162,583)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (162,583)
Total Value of Derivatives	$ -	$ (162,583)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.9%
United Kingdom	3.0%
Japan	1.4%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,445,640)	$ 2,510,993
Fidelity Central Funds (cost $166,597,651)	162,718,345
Total Investments (cost $169,043,291)		$ 165,229,338
Cash		84,042
Receivable for investments sold		449,843
Receivable for fund shares sold		2,832,990
Distributions receivable from Fidelity Central Funds		344
Receivable from investment adviser for expense reductions		4,636
Other receivables		2,912
Total assets		168,604,105

Liabilities
Payable for investments purchased	$ 2,337,358
Payable for fund shares redeemed	429,130
Accrued management fee	55,292
Distribution and service plan fees payable	7,770
Payable for daily variation margin on futures contracts	56,871
Other affiliated payables	19,131
Other payables and accrued expenses	18,944
Total liabilities		2,924,496

Net Assets		$ 165,679,609
Net Assets consist of:
Paid in capital		$ 167,163,931
Undistributed net investment income		794,062
Accumulated undistributed net realized gain (loss) on investments		1,698,152
Net unrealized appreciation (depreciation) on investments		(3,976,536)
Net Assets		$ 165,679,609

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,337,135 ÷ 1,132,106 shares)		$ 9.13

Maximum offering price per share (100/94.25 of $9.13)		$ 9.69
Class T: Net Asset Value and redemption price per share ($3,760,187 ÷ 412,436 shares)		$ 9.12

Maximum offering price per share (100/96.50 of $9.12)		$ 9.45
Class B: Net Asset Value and offering price per share ($855,892 ÷ 93,852 shares)A		$ 9.12

Class C: Net Asset Value and offering price per share ($3,910,593 ÷ 429,473 shares)A		$ 9.11

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($146,235,959 ÷ 16,021,253 shares)		$ 9.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($579,843 ÷ 63,517 shares)		$ 9.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 56,025
Interest		12
Income from Fidelity Central Funds		3,287,161
Total income		3,343,198

Expenses
Management fee	$ 554,767
Transfer agent fees	140,360
Distribution and service plan fees	82,545
Accounting fees and expenses	55,441
Custodian fees and expenses	2,422
Independent trustees' compensation	450
Registration fees	83,757
Audit	26,952
Legal	453
Miscellaneous	855
Total expenses before reductions	948,002
Expense reductions	(21,735)	926,267
Net investment income (loss)		2,416,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,960
Fidelity Central Funds	2,684,248
Futures contracts	(181,712)
Capital gain distributions from Fidelity Central Funds	38,046
Total net realized gain (loss)		2,647,542
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,262,772)
Futures contracts	(162,583)
Total change in net unrealized appreciation (depreciation)		(7,425,355)
Net gain (loss)		(4,777,813)
Net increase (decrease) in net assets resulting from operations		$ (2,360,882)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,416,931	$ 1,339,556
Net realized gain (loss)	2,647,542	2,235,833
Change in net unrealized appreciation (depreciation)	(7,425,355)	2,894,489
Net increase (decrease) in net assets resulting from operations	(2,360,882)	6,469,878
Distributions to shareholders from net investment income	(2,058,508)	(1,163,953)
Distributions to shareholders from net realized gain	(2,999,305)	(185,158)
Total distributions	(5,057,813)	(1,349,111)
Share transactions - net increase (decrease)	82,055,159	41,051,049
Total increase (decrease) in net assets	74,636,464	46,171,816

Net Assets
Beginning of period	91,043,145	44,871,329
End of period (including undistributed net investment income of $794,062 and undistributed net investment income of $432,442, respectively)	$ 165,679,609	$ 91,043,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.16	.20	.23
Net realized and unrealized gain (loss)	(.06)	.70	.34	(1.66)
Total from investment operations	.10	.86	.54	(1.43)
Distributions from net investment income	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B,C,D	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets H, I
Expenses before reductions	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.14	.18	.21
Net realized and unrealized gain (loss)	(.05)	.70	.35	(1.66)
Total from investment operations	.08	.84	.53	(1.45)
Distributions from net investment income	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B,C,D	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets H, I
Expenses before reductions	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.14	.16
Net realized and unrealized gain (loss)	(.06)	.71	.35	(1.66)
Total from investment operations	.02	.80	.49	(1.50)
Distributions from net investment income	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.34) I	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B,C,D	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets H, J
Expenses before reductions	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.14	.16
Net realized and unrealized gain (loss)	(.05)	.70	.34	(1.65)
Total from investment operations	.03	.79	.48	(1.49)
Distributions from net investment income	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.35) I	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B,C,D	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets H, J
Expenses before reductions	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.22	.25
Net realized and unrealized gain (loss)	(.06)	.71	.34	(1.65)
Total from investment operations	.12	.89	.56	(1.40)
Distributions from net investment income	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.44) H	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G, I
Expenses before reductions	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate E	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.22	.25
Net realized and unrealized gain (loss)	(.06)	.71	.34	(1.65)
Total from investment operations	.12	.89	.56	(1.40)
Distributions from net investment income	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G, H
Expenses before reductions	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate E	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.8
Procter & Gamble Co.	0.6	0.5
Exxon Mobil Corp.	0.5	0.7
General Electric Co.	0.5	0.6
Chevron Corp.	0.5	0.4
The Coca-Cola Co.	0.4	0.4
Amazon.com, Inc.	0.4	0.2
Oracle Corp.	0.4	0.3
BNP Paribas SA	0.4	0.0
Google, Inc Class A	0.3	0.4
	4.7
Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.5	11.8
Fannie Mae	9.8	11.5
Freddie Mac	3.3	2.3
Ginnie Mae	2.6	0.6
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.3
	28.6
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 45.5%	Stock Class and Equity Futures** 51.8%
Bond Class 46.3%	Bond Class 39.7%
Short-Term Class 8.2%	Short-Term Class 8.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.6
Fidelity Information Technology Central Fund	6.3
Fidelity Financials Central Fund	4.9
Fidelity Health Care Central Fund	4.0
Fidelity Consumer Discretionary Central Fund	3.5
Fidelity Energy Central Fund	3.5
Fidelity Industrials Central Fund	3.5
Fidelity Consumer Staples Central Fund	3.4
Fidelity Emerging Markets Equity Central Fund	1.7
Fidelity Materials Central Fund	1.3
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.0
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	45.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	39.4
Total Fixed-Income Central Funds	46.5
Money Market Central Funds	6.3
U.S. Treasury Obligations	0.2
Investment Companies	1.6
Net Other Assets (Liabilities)	0.4
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 19.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 45.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	12,889	$ 136,625
Fidelity Consumer Discretionary Central Fund (c)	1,836,522	209,822,586
Fidelity Consumer Staples Central Fund (c)	1,547,484	203,617,955
Fidelity Emerging Markets Equity Central Fund (c)	599,764	99,932,653
Fidelity Energy Central Fund (c)	2,088,909	210,081,529
Fidelity Financials Central Fund (c)	6,649,534	295,039,836
Fidelity Health Care Central Fund (c)	1,918,901	236,389,357
Fidelity Industrials Central Fund (c)	1,767,553	207,581,392
Fidelity Information Technology Central Fund (c)	2,513,276	377,745,310
Fidelity International Equity Central Fund (c)	10,984,029	635,426,079
Fidelity Materials Central Fund (c)	557,797	74,822,938
Fidelity Telecom Services Central Fund (c)	530,423	59,025,427
Fidelity Utilities Central Fund (c)	774,158	80,473,684
TOTAL EQUITY CENTRAL FUNDS (Cost $2,927,383,069)		2,690,095,371
Fixed-Income Central Funds - 46.5%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (c)	3,398,499	32,693,557
Fidelity Floating Rate Central Fund (c)	1,943,598	185,263,734
Fidelity High Income Central Fund 1 (c)	2,238,990	204,822,825
TOTAL HIGH YIELD FIXED-INCOME FUNDS		422,780,116
Investment Grade Fixed-Income Funds - 39.4%
Fidelity Tactical Income Central Fund (c)	22,454,769	2,354,157,964
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,639,955,278)		2,776,938,080
Money Market Central Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	152,605,031	$ 152,605,031
Fidelity Money Market Central Fund, 0.31% (a)	225,899,905	225,899,905
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $378,504,936)		378,504,936
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $13,549,934)	$ 13,550,000	13,549,404
Investment Companies - 1.6%
	Shares
iShares Barclays TIPS Bond ETF (Cost $89,955,681)	810,100	92,594,430
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,049,348,898)	5,951,682,221
NET OTHER ASSETS (LIABILITIES) - 0.4%	23,187,596
NET ASSETS - 100%	$ 5,974,869,817
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,691 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 95,203,300	$ (1,696,242)
182 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	12,254,060	(387,400)
1,350 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	56,720,250	(8,657,710)
TOTAL EQUITY INDEX CONTRACTS		$ 164,177,610	$ (10,741,352)

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,549,404.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 223,959
Fidelity Commodity Strategy Central Fund	21,138
Fidelity Consumer Discretionary Central Fund	3,043,130
Fidelity Consumer Staples Central Fund	6,228,665
Fidelity Emerging Markets Debt Central Fund	1,079,416
Fidelity Emerging Markets Equity Central Fund	2,105,970
Fidelity Energy Central Fund	4,071,927
Fidelity Financials Central Fund	3,940,163
Fidelity Floating Rate Central Fund	9,544,812
Fidelity Health Care Central Fund	1,918,652
Fidelity High Income Central Fund 1	17,705,210
Fidelity Industrials Central Fund	3,983,425
Fidelity Information Technology Central Fund	1,549,857
Fidelity International Equity Central Fund	21,932,902
Fidelity Materials Central Fund	1,387,076
Fidelity Money Market Central Fund	843,935
Fidelity Tactical Income Central Fund	74,063,827
Fidelity Telecom Services Central Fund	1,650,456
Fidelity Utilities Central Fund	2,599,276
Total	$ 157,893,796
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 65,241,884	$ 66,190,279	$ 132,223,460	$ 136,625	0.0%
Fidelity Consumer Discretionary Central Fund	235,359,788	3,991,178	35,106,397	209,822,586	34.6%
Fidelity Consumer Staples Central Fund	228,445,360	7,415,259	44,363,330	203,617,955	31.4%
Fidelity Emerging Markets Debt Central Fund	-	35,142,857	1,153,787	32,693,557	31.2%
Fidelity Emerging Markets Equity Central Fund	172,366,846	25,104,524	80,165,855	99,932,653	39.9%
Fidelity Energy Central Fund	231,189,162	10,019,576	41,849,960	210,081,529	31.7%
Fidelity Financials Central Fund	390,689,038	20,829,326	40,959,527	295,039,836	32.2%
Fidelity Floating Rate Central Fund	193,642,208	23,593,713	28,952,731	185,263,734	6.6%
Fidelity Health Care Central Fund	267,409,685	8,976,334	69,050,344	236,389,357	32.7%
Fidelity High Income Central Fund 1	257,887,814	18,520,457	62,883,363	204,822,825	41.1%
Fidelity Industrials Central Fund	257,594,118	5,542,517	51,794,789	207,581,392	33.1%
Fidelity Information Technology Central Fund	387,038,121	61,579,093	70,056,574	377,745,310	33.9%
Fidelity International Equity Central Fund	746,878,361	52,466,078	80,216,063	635,426,079	42.8%
Fidelity Materials Central Fund	85,849,120	6,219,229	16,008,179	74,822,938	34.8%
Fidelity Tactical Income Central Fund	2,319,043,365	305,821,834	348,426,540	2,354,157,964	46.3%
Fidelity Telecom Services Central Fund	66,739,289	1,934,188	7,164,425	59,025,427	32.3%
Fidelity Utilities Central Fund	84,950,881	3,105,097	13,418,057	80,473,684	32.8%
Total	$ 5,990,325,040	$ 656,451,539	$ 1,123,793,381	$ 5,467,033,451
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,690,095,371	$ 2,690,095,371	$ -	$ -
Fixed-Income Central Funds	2,776,938,080	2,776,938,080	-	-
Money Market Central Funds	378,504,936	378,504,936	-	-
U.S. Treasury Obligations	13,549,404	-	13,549,404	-
Investment Companies	92,594,430	92,594,430	-	-
Total Investments in Securities:	$ 5,951,682,221	$ 5,938,132,817	$ 13,549,404	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (10,741,352)	$ (10,741,352)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (10,741,352)
Total Value of Derivatives	$ -	$ (10,741,352)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	28.3%
AAA,AA,A	6.0%
BBB	5.4%
BB	2.9%
B	3.8%
CCC,CC,C	0.8%
D	0.0%
Not Rated	0.7%
Equities*	47.5%
Short-Term Investments and Net Other Assets	4.6%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.1%
United Kingdom	3.5%
Japan	1.8%
France	1.5%
Switzerland	1.5%
Germany	1.1%
Others (Individually Less Than 1%)	10.5%
100.0%
Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $221,993,909 of which $165,282,090 and $56,711,819 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $103,505,615)	$ 106,143,834
Fidelity Central Funds (cost $5,945,843,283)	5,845,538,387
Total Investments (cost $6,049,348,898)		$ 5,951,682,221
Receivable for investments sold		32,439,668
Receivable for fund shares sold		4,806,460
Distributions receivable from Fidelity Central Funds		9,488
Other receivables		373,479
Total assets		5,989,311,316

Liabilities
Payable for investments purchased	$ 1,622,529
Payable for fund shares redeemed	3,311,823
Accrued management fee	2,606,632
Transfer agent fee payable	863,051
Distribution and service plan fees payable	37,384
Payable for daily variation margin on futures contracts	5,636,565
Other affiliated payables	124,550
Other payables and accrued expenses	238,965
Total liabilities		14,441,499

Net Assets		$ 5,974,869,817
Net Assets consist of:
Paid in capital		$ 6,282,721,215
Undistributed net investment income		31,960,233
Accumulated undistributed net realized gain (loss) on investments		(231,403,602)
Net unrealized appreciation (depreciation) on investments		(108,408,029)
Net Assets		$ 5,974,869,817

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,153,534 ÷ 3,338,130 shares)		$ 14.43

Maximum offering price per share (100/94.25 of $14.43)		$ 15.31
Class T: Net Asset Value and redemption price per share ($19,679,040 ÷ 1,365,413 shares)		$ 14.41

Maximum offering price per share (100/96.50 of $14.41)		$ 14.93
Class B: Net Asset Value and offering price per share ($4,108,691 ÷ 285,749 shares)A		$ 14.38

Class C: Net Asset Value and offering price per share ($17,319,752 ÷ 1,206,749 shares)A		$ 14.35

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($5,878,293,174 ÷ 406,151,122 shares)		$ 14.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,315,626 ÷ 506,071 shares)		$ 14.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 2,367,421
Interest		2,740
Income from Fidelity Central Funds		157,893,796
Total income		160,263,957

Expenses
Management fee	$ 33,420,246
Transfer agent fees	10,893,969
Distribution and service plan fees	453,914
Accounting fees and expenses	1,431,674
Custodian fees and expenses	3,203
Independent trustees' compensation	24,690
Appreciation in deferred trustee compensation account	680
Registration fees	135,992
Audit	27,988
Legal	41,750
Miscellaneous	65,653
Total expenses before reductions	46,499,759
Expense reductions	(805,293)	45,694,466
Net investment income (loss)		114,569,491
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,613,742
Fidelity Central Funds	200,584,695
Futures contracts	(4,458,241)
Capital gain distributions from Fidelity Central Funds	1,645,238
Total net realized gain (loss)		207,385,434
Change in net unrealized appreciation (depreciation) on: Investment securities	(253,896,036)
Futures contracts	(13,627,019)
Total change in net unrealized appreciation (depreciation)		(267,523,055)
Net gain (loss)		(60,137,621)
Net increase (decrease) in net assets resulting from operations		$ 54,431,870

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,569,491	$ 116,916,038
Net realized gain (loss)	207,385,434	94,639,028
Change in net unrealized appreciation (depreciation)	(267,523,055)	422,670,536
Net increase (decrease) in net assets resulting from operations	54,431,870	634,225,602
Distributions to shareholders from net investment income	(111,824,847)	(118,842,592)
Distributions to shareholders from net realized gain	(10,387,742)	-
Total distributions	(122,212,589)	(118,842,592)
Share transactions - net increase (decrease)	(352,152,340)	(179,994,284)
Total increase (decrease) in net assets	(419,933,059)	335,388,726

Net Assets
Beginning of period	6,394,802,876	6,059,414,150
End of period (including undistributed net investment income of $31,960,233 and undistributed net investment income of $29,178,569, respectively)	$ 5,974,869,817	$ 6,394,802,876

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.22	.23	.30	.36	.43
Net realized and unrealized gain (loss)	(.19)	1.17	.60	(2.96)	1.45
Total from investment operations	.03	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.22)	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.24)	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total Return B,C,D	.11%	10.52%	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of all reductions	1.00%	.96%	1.01%	.98%	1.00% A
Net investment income (loss)	1.43%	1.62%	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,154	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.63	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19	.19	.27	.33	.39
Net realized and unrealized gain (loss)	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	(.01)	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.19)	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.21)	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total Return B,C,D	(.16)%	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets F,I
Expenses before reductions	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.22%	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	1.21%	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,679	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.11	.21	.24	.30
Net realized and unrealized gain (loss)	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	(.09)	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.10)	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.12)	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B,C,D	(.65)%	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.75%	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.68%	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,109	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.57	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.12	.21	.25	.31
Net realized and unrealized gain (loss)	(.19)	1.17	.59	(2.95)	1.45
Total from investment operations	(.08)	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.11)	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.14) J	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B,C,D	(.64)%	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets F,I
Expenses before reductions	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.73%	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.71%	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,320	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Income from Investment Operations
Net investment income (loss) B	.27	.26	.33	.41	.49
Net realized and unrealized gain (loss)	(.19)	1.18	.60	(2.97)	1.41
Total from investment operations	.08	1.44	.93	(2.56)	1.90
Distributions from net investment income	(.26)	(.27)	(.38)	(.47)	(.50)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.29) F	(.27)	(.39)	(1.57)	(1.40)
Net asset value, end of period	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Total Return A	.41%	10.79%	7.78%	(16.34)%	12.02%
Ratios to Average Net Assets C,E
Expenses before reductions	.70%	.71%	.77%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.71%	.77%	.71%	.71%
Expenses net of all reductions	.69%	.70%	.77%	.70%	.70%
Net investment income (loss)	1.75%	1.89%	2.85%	2.74%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110
Portfolio turnover rate D	14%	19%	15%	8%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.26	.26	.34	.42	.48
Net realized and unrealized gain (loss)	(.19)	1.19	.59	(2.98)	1.46
Total from investment operations	.07	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.26)	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.28)	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B,C	.37%	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets E,H
Expenses before reductions	.74%	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.74%	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.73%	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.71%	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,316	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate F	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.9
Procter & Gamble Co.	0.7	0.6
Exxon Mobil Corp.	0.6	0.8
General Electric Co.	0.6	0.6
Chevron Corp.	0.6	0.5
The Coca-Cola Co.	0.5	0.5
Amazon.com, Inc.	0.5	0.3
Oracle Corp.	0.5	0.4
BNP Paribas SA	0.4	0.0
Google, Inc Class A	0.4	0.4
	5.7
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 55.6%	Stock Class and Equity Futures** 60.8%
Bond Class 40.0%	Bond Class 35.4%
Short-Term Class 4.4%	Short-Term Class 3.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	13.3
Fidelity Information Technology Central Fund	7.9
Fidelity Financials Central Fund	6.4
Fidelity Health Care Central Fund	5.0
Fidelity Energy Central Fund	4.5
Fidelity Industrials Central Fund	4.3
Fidelity Consumer Discretionary Central Fund	4.1
Fidelity Consumer Staples Central Fund	4.1
Fidelity Emerging Markets Equity Central Fund	2.3
Fidelity Materials Central Fund	1.5
Fidelity Utilities Central Fund	1.5
Fidelity Telecom Services Central Fund	1.1
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	56.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.2
Investment Grade Fixed-Income Funds	34.2
Total Fixed-Income Central Funds	40.4
Money Market Central Funds	2.0
U.S. Treasury Obligations	0.2
Investment Companies	0.9
Net Other Assets (Liabilities)	0.5
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 23.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 56.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	616	$ 6,531
Fidelity Consumer Discretionary Central Fund (c)	108,435	12,388,655
Fidelity Consumer Staples Central Fund (c)	93,100	12,250,056
Fidelity Emerging Markets Equity Central Fund (c)	41,661	6,941,612
Fidelity Energy Central Fund (c)	133,751	13,451,364
Fidelity Financials Central Fund (c)	438,763	19,467,932
Fidelity Health Care Central Fund (c)	121,424	14,958,235
Fidelity Industrials Central Fund (c)	110,677	12,997,889
Fidelity Information Technology Central Fund (c)	157,722	23,705,586
Fidelity International Equity Central Fund (c)	694,611	40,183,231
Fidelity Materials Central Fund (c)	34,458	4,622,261
Fidelity Telecom Services Central Fund (c)	30,439	3,387,271
Fidelity Utilities Central Fund (c)	44,504	4,626,235
TOTAL EQUITY CENTRAL FUNDS (Cost $188,473,664)		168,986,858
Fixed-Income Central Funds - 40.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Emerging Markets Debt Central Fund (c)	159,591	1,535,265
Fidelity Floating Rate Central Fund (c)	81,417	7,760,657
Fidelity High Income Central Fund 1 (c)	102,542	9,380,567
TOTAL HIGH YIELD FIXED-INCOME FUNDS		18,676,489
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Tactical Income Central Fund (c)	983,907	103,152,770
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $117,578,611)		121,829,259
Money Market Central Funds - 2.0%

Fidelity Cash Central Fund, 0.12% (a) (Cost $6,182,215)	6,182,215	6,182,215
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.1% 11/25/11 (b) (Cost $624,997)	$ 625,000	624,973
Investment Companies - 0.9%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $2,790,228)	25,100	$ 2,868,930
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $315,649,715)	300,492,235
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,432,313
NET ASSETS - 100%	$ 301,924,548
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
42 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 2,364,600	$ (50,407)
4 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	269,320	(8,514)
69 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	2,899,035	(444,466)
TOTAL EQUITY INDEX CONTRACTS		$ 5,532,955	$ (503,387)

The face value of futures purchased as a percentage of net assets is 1.9%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $624,973.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,780
Fidelity Commodity Strategy Central Fund	980
Fidelity Consumer Discretionary Central Fund	136,915
Fidelity Consumer Staples Central Fund	282,932
Fidelity Emerging Markets Debt Central Fund	46,929
Fidelity Emerging Markets Equity Central Fund	107,998
Fidelity Energy Central Fund	193,033
Fidelity Financials Central Fund	187,711
Fidelity Floating Rate Central Fund	339,997
Fidelity Health Care Central Fund	80,361
Fidelity High Income Central Fund 1	595,812
Fidelity Industrials Central Fund	182,062
Fidelity Information Technology Central Fund	76,936
Fidelity International Equity Central Fund	1,081,018
Fidelity Materials Central Fund	64,658
Fidelity Tactical Income Central Fund	2,342,694
Fidelity Telecom Services Central Fund	66,409
Fidelity Utilities Central Fund	111,462
Total	$ 5,903,687
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,209,694	$ 5,056,149	$ 5,983,592	$ 6,531	0.0%
Fidelity Consumer Discretionary Central Fund	5,756,305	7,996,529	675,448	12,388,655	2.0%
Fidelity Consumer Staples Central Fund	5,811,550	6,639,341	374,512	12,250,056	1.9%
Fidelity Emerging Markets Debt Central Fund	-	1,632,361	35,073	1,535,265	1.5%
Fidelity Emerging Markets Equity Central Fund	4,128,180	6,855,197	2,447,752	6,941,612	2.8%
Fidelity Energy Central Fund	5,915,090	10,159,214	811,264	13,451,364	2.0%
Fidelity Financials Central Fund	10,671,039	16,082,466	1,666,278	19,467,932	2.1%
Fidelity Floating Rate Central Fund	4,167,636	5,803,076	1,899,816	7,760,657	0.3%
Fidelity Health Care Central Fund	6,551,401	8,638,208	418,290	14,958,235	2.1%
Fidelity High Income Central Fund 1	4,893,382	6,845,222	1,796,700	9,380,567	1.9%
Fidelity Industrials Central Fund	6,164,332	9,033,651	430,403	12,997,889	2.1%
Fidelity Information Technology Central Fund	8,716,166	18,079,257	740,302	23,705,586	2.1%
Fidelity International Equity Central Fund	19,858,213	30,905,921	3,638,019	40,183,231	2.7%
Fidelity Materials Central Fund	2,114,208	3,389,940	165,356	4,622,261	2.1%
Fidelity Tactical Income Central Fund	40,787,960	65,320,097	6,351,666	103,152,770	2.0%
Fidelity Telecom Services Central Fund	1,538,035	2,221,079	116,587	3,387,271	1.9%
Fidelity Utilities Central Fund	2,134,412	2,447,098	141,972	4,626,235	1.9%
Total	$ 130,417,603	$ 207,104,806	$ 27,693,030	$ 290,816,117
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 168,986,858	$ 168,986,858	$ -	$ -
Fixed-Income Central Funds	121,829,259	121,829,259	-	-
Money Market Central Funds	6,182,215	6,182,215	-	-
U.S. Treasury Obligations	624,973	-	624,973	-
Investment Companies	2,868,930	2,868,930	-	-
Total Investments in Securities:	$ 300,492,235	$ 299,867,262	$ 624,973	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (503,387)	$ (503,387)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (503,387)
Total Value of Derivatives	$ -	$ (503,387)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.5%
AAA,AA,A	5.4%
BBB	4.6%
BB	2.5%
B	3.1%
CCC,CC,C	0.8%
Not Rated	0.6%
Equities*	56.4%
Short-Term Investments and Net Other Assets	2.1%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.1%
United Kingdom	4.2%
Japan	2.3%
Switzerland	1.9%
France	1.7%
Germany	1.5%
Brazil	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.3%
100.0%
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending September 30, 2012 approximately $1,341,532 of losses recognized during the period November 1, 2010 to September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,415,225)	$ 3,493,903
Fidelity Central Funds (cost $312,234,490)	296,998,332
Total Investments (cost $315,649,715)		$ 300,492,235
Receivable for investments sold		1,921,846
Receivable for fund shares sold		1,264,244
Distributions receivable from Fidelity Central Funds		431
Receivable from investment adviser for expense reductions		7,068
Other receivables		8,409
Total assets		303,694,233

Liabilities
Payable for investments purchased	$ 1,039,947
Payable for fund shares redeemed	266,719
Accrued management fee	138,129
Distribution and service plan fees payable	17,514
Payable for daily variation margin on futures contracts	235,175
Other affiliated payables	53,195
Other payables and accrued expenses	19,006
Total liabilities		1,769,685

Net Assets		$ 301,924,548
Net Assets consist of:
Paid in capital		$ 313,892,090
Undistributed net investment income		3,353,834
Accumulated undistributed net realized gain (loss) on investments		339,491
Net unrealized appreciation (depreciation) on investments		(15,660,867)
Net Assets		$ 301,924,548

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,706,864 ÷ 3,506,664 shares)		$ 8.76

Maximum offering price per share (100/94.25 of $8.76)		$ 9.29
Class T: Net Asset Value and redemption price per share ($8,044,536 ÷ 922,454 shares)		$ 8.72

Maximum offering price per share (100/96.50 of $8.72)		$ 9.04
Class B: Net Asset Value and offering price per share ($1,833,045 ÷ 210,859 shares)A		$ 8.69

Class C: Net Asset Value and offering price per share ($6,927,641 ÷ 798,850 shares)A		$ 8.67

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($246,942,698 ÷ 28,072,417 shares)		$ 8.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,469,764 ÷ 849,644 shares)		$ 8.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 74,566
Interest		40
Income from Fidelity Central Funds		5,903,687
Total income		5,978,293

Expenses
Management fee	$ 1,345,882
Transfer agent fees	406,957
Distribution and service plan fees	197,391
Accounting fees and expenses	118,846
Custodian fees and expenses	2,354
Independent trustees' compensation	797
Registration fees	101,227
Audit	26,961
Legal	752
Miscellaneous	1,310
Total expenses before reductions	2,202,477
Expense reductions	(47,377)	2,155,100
Net investment income (loss)		3,823,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	163,089
Fidelity Central Funds	2,923,493
Futures contracts	(548,365)
Capital gain distributions from Fidelity Central Funds	75,994
Total net realized gain (loss)		2,614,211
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,858,076)
Futures contracts	(501,719)
Total change in net unrealized appreciation (depreciation)		(22,359,795)
Net gain (loss)		(19,745,584)
Net increase (decrease) in net assets resulting from operations		$ (15,922,391)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,823,193	$ 1,632,043
Net realized gain (loss)	2,614,211	3,650,863
Change in net unrealized appreciation (depreciation)	(22,359,795)	4,613,011
Net increase (decrease) in net assets resulting from operations	(15,922,391)	9,895,917
Distributions to shareholders from net investment income	(1,801,117)	(928,570)
Distributions to shareholders from net realized gain	(4,681,894)	(200,877)
Total distributions	(6,483,011)	(1,129,447)
Share transactions - net increase (decrease)	192,473,577	57,616,057
Total increase (decrease) in net assets	170,068,175	66,382,527

Net Assets
Beginning of period	131,856,373	65,473,846
End of period (including undistributed net investment income of $3,353,834 and undistributed net investment income of $1,329,689, respectively)	$ 301,924,548	$ 131,856,373

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.13	.15	.17
Net realized and unrealized gain (loss)	(.20)	.76	.41	(2.18)
Total from investment operations	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10	.13	.15
Net realized and unrealized gain (loss)	(.21)	.76	.42	(2.19)
Total from investment operations	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.10	.11
Net realized and unrealized gain (loss)	(.21)	.75	.42	(2.19)
Total from investment operations	(.15)	.81	.52	(2.08)
Distributions from net investment income	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.10	.11
Net realized and unrealized gain (loss)	(.20)	.74	.42	(2.19)
Total from investment operations	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.15	.17	.19
Net realized and unrealized gain (loss)	(.21)	.76	.42	(2.18)
Total from investment operations	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.15	.17	.20
Net realized and unrealized gain (loss)	(.22)	.76	.42	(2.19)
Total from investment operations	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	1.1
Procter & Gamble Co.	0.9	0.7
Exxon Mobil Corp.	0.7	0.9
General Electric Co.	0.7	0.8
Chevron Corp.	0.7	0.6
The Coca-Cola Co.	0.6	0.5
Amazon.com, Inc.	0.6	0.3
BNP Paribas SA	0.6	0.0
Oracle Corp.	0.5	0.4
Royal Dutch Shell PLC Class A (United Kingdom)	0.5	0.4
	6.8
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 64.9%	Stock Class and Equity Futures** 71.3%
Bond Class 30.9%	Bond Class 25.2%
Short-Term Class 4.2%	Short-Term Class 3.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	15.4
Fidelity Information Technology Central Fund	8.4
Fidelity Financials Central Fund	7.6
Fidelity Health Care Central Fund	5.7
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Energy Central Fund	5.1
Fidelity Industrials Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	2.5
Fidelity Utilities Central Fund	2.0
Fidelity Materials Central Fund	1.8
Fidelity Telecom Services Central Fund	1.5
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	65.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.2
Investment Grade Fixed-Income Funds	24.1
Total Fixed-Income Central Funds	30.3
Money Market Central Funds	2.2
U.S. Treasury Obligations	0.3
Investment Companies	1.0
Net Other Assets (Liabilities)	1.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 27.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 65.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	5,795	$ 61,425
Fidelity Consumer Discretionary Central Fund (c)	1,031,967	117,902,173
Fidelity Consumer Staples Central Fund (c)	880,028	115,794,020
Fidelity Emerging Markets Equity Central Fund (c)	350,583	58,414,160
Fidelity Energy Central Fund (c)	1,185,719	119,247,745
Fidelity Financials Central Fund (c)	3,961,053	175,751,943
Fidelity Health Care Central Fund (c)	1,078,058	132,805,973
Fidelity Industrials Central Fund (c)	1,008,401	118,426,577
Fidelity Information Technology Central Fund (c)	1,288,200	193,616,497
Fidelity International Equity Central Fund (c)	6,174,599	357,200,552
Fidelity Materials Central Fund (c)	306,479	41,111,134
Fidelity Telecom Services Central Fund (c)	303,152	33,734,709
Fidelity Utilities Central Fund (c)	453,126	47,102,493
TOTAL EQUITY CENTRAL FUNDS (Cost $1,753,265,300)		1,511,169,401
Fixed-Income Central Funds - 30.3%

High Yield Fixed-Income Funds - 6.2%
Fidelity Emerging Markets Debt Central Fund (c)	1,400,175	13,469,679
Fidelity Floating Rate Central Fund (c)	608,716	58,022,827
Fidelity High Income Central Fund 1 (c)	789,088	72,185,740
TOTAL HIGH YIELD FIXED-INCOME FUNDS		143,678,246
Investment Grade Fixed-Income Funds - 24.1%
Fidelity Tactical Income Central Fund (c)	5,339,827	559,827,477
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $681,118,930)		703,505,723
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.12% (a)	51,307,269	51,307,269
Fidelity Money Market Central Fund, 0.31% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $51,307,273)		51,307,273
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $6,249,967)	$ 6,250,000	6,249,725
Investment Companies - 1.0%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $23,711,633)	213,200	$ 24,368,759
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,515,653,103)	2,296,600,881
NET OTHER ASSETS (LIABILITIES) - 1.0%	22,890,375
NET ASSETS - 100%	$ 2,319,491,256
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
545 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 30,683,500	$ (583,342)
49 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	3,299,170	(104,300)
708 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	29,746,620	(4,509,661)
TOTAL EQUITY INDEX CONTRACTS		$ 63,729,290	$ (5,197,303)

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,249,725.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,874
Fidelity Commodity Strategy Central Fund	9,490
Fidelity Consumer Discretionary Central Fund	1,740,830
Fidelity Consumer Staples Central Fund	3,489,918
Fidelity Emerging Markets Debt Central Fund	444,486
Fidelity Emerging Markets Equity Central Fund	1,226,965
Fidelity Energy Central Fund	2,324,173
Fidelity Financials Central Fund	2,266,002
Fidelity Floating Rate Central Fund	3,773,126
Fidelity Health Care Central Fund	1,078,504
Fidelity High Income Central Fund 1	6,918,897
Fidelity Industrials Central Fund	2,246,644
Fidelity Information Technology Central Fund	867,248
Fidelity International Equity Central Fund	12,483,298
Fidelity Materials Central Fund	794,980
Fidelity Money Market Central Fund	178
Fidelity Tactical Income Central Fund	16,919,352
Fidelity Telecom Services Central Fund	934,762
Fidelity Utilities Central Fund	1,498,987
Total	$ 59,087,714
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 25,415,430	$ 34,969,287	$ 60,167,679	$ 61,425	0.0%
Fidelity Consumer Discretionary Central Fund	136,069,986	2,738,663	23,953,666	117,902,173	19.4%
Fidelity Consumer Staples Central Fund	127,570,864	5,474,485	23,505,668	115,794,020	17.9%
Fidelity Emerging Markets Debt Central Fund	-	14,473,448	470,345	13,469,679	12.9%
Fidelity Emerging Markets Equity Central Fund	97,790,561	16,109,304	44,668,279	58,414,160	23.3%
Fidelity Energy Central Fund	128,969,183	6,643,549	21,163,631	119,247,745	18.0%
Fidelity Financials Central Fund	220,799,745	17,281,009	17,599,548	175,751,943	19.2%
Fidelity Floating Rate Central Fund	77,935,224	13,332,395	32,425,367	58,022,827	2.1%
Fidelity Health Care Central Fund	156,854,066	7,318,912	47,900,496	132,805,973	18.3%
Fidelity High Income Central Fund 1	101,665,775	8,774,168	35,172,413	72,185,740	14.5%
Fidelity Industrials Central Fund	146,394,662	4,895,251	30,128,839	118,426,577	18.9%
Fidelity Information Technology Central Fund	221,911,599	14,923,570	43,842,689	193,616,497	17.4%
Fidelity International Equity Central Fund	416,002,632	45,279,060	53,774,767	357,200,552	24.1%
Fidelity Materials Central Fund	49,299,265	1,788,425	9,079,084	41,111,134	19.1%
Fidelity Tactical Income Central Fund	522,594,935	141,273,432	122,086,415	559,827,477	11.0%
Fidelity Telecom Services Central Fund	38,131,375	2,539,826	5,377,821	33,734,709	18.5%
Fidelity Utilities Central Fund	48,555,300	2,285,648	7,008,552	47,102,493	19.2%
Total	$ 2,515,960,602	$ 340,100,432	$ 578,325,259	$ 2,214,675,124
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,511,169,401	$ 1,511,169,401	$ -	$ -
Fixed-Income Central Funds	703,505,723	703,505,723	-	-
Money Market Central Funds	51,307,273	51,307,273	-	-
U.S. Treasury Obligations	6,249,725	-	6,249,725	-
Investment Companies	24,368,759	24,368,759	-	-
Total Investments in Securities:	$ 2,296,600,881	$ 2,290,351,156	$ 6,249,725	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,197,303)	$ (5,197,303)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (5,197,303)
Total Value of Derivatives	$ -	$ (5,197,303)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	17.4%
AAA,AA,A	3.8%
BBB	3.2%
BB	2.4%
B	3.1%
CCC,CC,C	0.7%
D	0.0%
Not Rated	0.6%
Equities*	66.3%
Short-Term Investments and Net Other Assets	2.5%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.5%
United Kingdom	4.8%
Japan	2.6%
France	2.2%
Switzerland	2.1%
Germany	1.8%
Brazil	1.2%
Bermuda	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	10.7%
100.0%
Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $307,444,288 of which $227,318,000 and $80,126,288 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $29,961,600)	$ 30,618,484
Fidelity Central Funds (cost $2,485,691,503)	2,265,982,397
Total Investments (cost $2,515,653,103)		$ 2,296,600,881
Receivable for investments sold		27,477,752
Receivable for fund shares sold		2,944,772
Distributions receivable from Fidelity Central Funds		3,356
Other receivables		152,720
Total assets		2,327,179,481

Liabilities
Payable for investments purchased	$ 1,326,487
Payable for fund shares redeemed	2,127,229
Accrued management fee	1,123,178
Distribution and service plan fees payable	77,207
Payable for daily variation margin on futures contracts	2,493,177
Other affiliated payables	454,100
Other payables and accrued expenses	86,847
Total liabilities		7,688,225

Net Assets		$ 2,319,491,256
Net Assets consist of:
Paid in capital		$ 2,689,207,005
Undistributed net investment income		29,546,463
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(175,012,687)
Net unrealized appreciation (depreciation) on investments		(224,249,525)
Net Assets		$ 2,319,491,256

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,669,927 ÷ 7,312,171 shares)		$ 14.72

Maximum offering price per share (100/94.25 of $14.72)		$ 15.62
Class T: Net Asset Value and redemption price per share ($40,032,578 ÷ 2,723,593 shares)		$ 14.70

Maximum offering price per share (100/96.50 of $14.70)		$ 15.23
Class B: Net Asset Value and offering price per share ($9,605,406 ÷ 655,055 shares)A		$ 14.66

Class C: Net Asset Value and offering price per share ($32,159,606 ÷ 2,198,638 shares)A		$ 14.63

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,103,346,071 ÷ 142,393,173 shares)		$ 14.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,677,668 ÷ 1,805,231 shares)		$ 14.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 689,620
Interest		1,243
Income from Fidelity Central Funds		59,087,714
Total income		59,778,577

Expenses
Management fee	$ 14,843,672
Transfer agent fees	4,808,600
Distribution and service plan fees	1,033,678
Accounting fees and expenses	1,009,963
Custodian fees and expenses	2,772
Independent trustees' compensation	9,905
Appreciation in deferred trustee compensation account	144
Registration fees	116,227
Audit	28,257
Legal	19,110
Miscellaneous	26,499
Total expenses before reductions	21,898,827
Expense reductions	(447,239)	21,451,588
Net investment income (loss)		38,326,989
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,011,073
Fidelity Central Funds	96,826,151
Foreign currency transactions	266
Futures contracts	(1,959,854)
Capital gain distributions from Fidelity Central Funds	735,475
Total net realized gain (loss)		99,613,111
Change in net unrealized appreciation (depreciation) on: Investment securities	(159,229,852)
Assets and liabilities in foreign currencies	(53)
Futures contracts	(6,883,328)
Total change in net unrealized appreciation (depreciation)		(166,113,233)
Net gain (loss)		(66,500,122)
Net increase (decrease) in net assets resulting from operations		$ (28,173,133)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,326,989	$ 35,677,496
Net realized gain (loss)	99,613,111	22,442,220
Change in net unrealized appreciation (depreciation)	(166,113,233)	206,059,087
Net increase (decrease) in net assets resulting from operations	(28,173,133)	264,178,803
Distributions to shareholders from net investment income	(36,469,147)	(38,479,238)
Distributions to shareholders from net realized gain	(4,972,014)	(1,558,563)
Total distributions	(41,441,161)	(40,037,801)
Share transactions - net increase (decrease)	(200,697,883)	(67,975,317)
Total increase (decrease) in net assets	(270,312,177)	156,165,685

Net Assets
Beginning of period	2,589,803,433	2,433,637,748
End of period (including undistributed net investment income of $29,546,463 and undistributed net investment income of $27,667,476, respectively)	$ 2,319,491,256	$ 2,589,803,433

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.19	.17	.22	- K
Net realized and unrealized gain (loss)	(.50)	1.33	.40	(.52)
Total from investment operations	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B,C,D	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.15	.13	.19	- K
Net realized and unrealized gain (loss)	(.49)	1.33	.39	(.52)
Total from investment operations	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B,C,D	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.05	.13	- K
Net realized and unrealized gain (loss)	(.50)	1.33	.39	(.52)
Total from investment operations	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B,C,D	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.06	.13	- K
Net realized and unrealized gain (loss)	(.49)	1.33	.39	(.52)
Total from investment operations	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B,C,D	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Income from Investment Operations
Net investment income (loss) B	.24	.21	.25	.33	.38
Net realized and unrealized gain (loss)	(.49)	1.34	.41	(4.06)	1.97
Total from investment operations	(.25)	1.55	.66	(3.73)	2.35
Distributions from net investment income	(.23)	(.23)	(.31)	(.41)	(.39)
Distributions from net realized gain	(.03)	(.01)	-	(.02)	-
Total distributions	(.26)	(.24)	(.31)	(.43)	(.39)
Net asset value, end of period	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Total Return A	(1.79)%	11.21%	5.59%	(21.46)%	15.07%
Ratios to Average Net Assets C,E
Expenses before reductions	.78%	.80%	.88%	.79%	.80%
Expenses net of fee waivers, if any	.78%	.80%	.88%	.79%	.80%
Expenses net of all reductions	.76%	.78%	.86%	.78%	.78%
Net investment income (loss)	1.48%	1.47%	2.20%	2.07%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093
Portfolio turnover rate D	16%	21%	13%	14% F	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.24	.21	.25	- J
Net realized and unrealized gain (loss)	(.50)	1.33	.41	(.52)
Total from investment operations	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B,C	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.2	1.3
Procter & Gamble Co.	1.1	0.9
Exxon Mobil Corp.	0.9	1.1
General Electric Co.	0.9	0.9
Chevron Corp.	0.8	0.7
The Coca-Cola Co.	0.7	0.7
Amazon.com, Inc.	0.7	0.4
BNP Paribas SA	0.7	0.0
Oracle Corp.	0.6	0.5
British American Tobacco PLC sponsored ADR	0.5	0.4
	8.1
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 79.6%	Stock Class and Equity Futures** 85.5%
Bond Class 16.0%	Bond Class 12.3%
Short-Term Class 4.4%	Short-Term Class 2.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	18.5
Fidelity Information Technology Central Fund	10.2
Fidelity Financials Central Fund	9.2
Fidelity Health Care Central Fund	7.2
Fidelity Energy Central Fund	6.5
Fidelity Industrials Central Fund	6.4
Fidelity Consumer Discretionary Central Fund	6.3
Fidelity Consumer Staples Central Fund	6.3
Fidelity Emerging Markets Equity Central Fund	3.2
Fidelity Utilities Central Fund	2.5
Fidelity Materials Central Fund	2.2
Fidelity Telecom Services Central Fund	1.8
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	80.3
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.7
Investment Grade Fixed-Income Funds	10.9
Total Fixed-Income Central Funds	15.6
Money Market Central Funds	2.7
U.S. Treasury Obligations	0.3
Investment Companies	0.7
Net Other Assets (Liabilities)	0.4
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 31.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 80.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,531	$ 16,227
Fidelity Consumer Discretionary Central Fund (c)	350,988	40,100,328
Fidelity Consumer Staples Central Fund (c)	305,729	40,227,870
Fidelity Emerging Markets Equity Central Fund (c)	122,900	20,477,562
Fidelity Energy Central Fund (c)	415,212	41,757,839
Fidelity Financials Central Fund (c)	1,326,662	58,864,000
Fidelity Health Care Central Fund (c)	376,178	46,341,357
Fidelity Industrials Central Fund (c)	351,185	41,243,117
Fidelity Information Technology Central Fund (c)	434,409	65,291,631
Fidelity International Equity Central Fund (c)	2,054,049	118,826,709
Fidelity Materials Central Fund (c)	107,060	14,361,060
Fidelity Telecom Services Central Fund (c)	103,287	11,493,794
Fidelity Utilities Central Fund (c)	156,426	16,260,461
TOTAL EQUITY CENTRAL FUNDS (Cost $584,046,713)		515,261,955
Fixed-Income Central Funds - 15.6%

High Yield Fixed-Income Funds - 4.7%
Fidelity Emerging Markets Debt Central Fund (c)	402,043	3,867,650
Fidelity High Income Central Fund 1 (c)	287,055	26,259,753
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,127,403
Investment Grade Fixed-Income Funds - 10.9%
Fidelity Tactical Income Central Fund (c)	670,720	70,318,328
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $98,943,292)		100,445,731
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.12% (a) (Cost $17,404,162)	17,404,162	17,404,162
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $1,899,989)	$ 1,900,000	1,899,916
Investment Companies - 0.7%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $4,618,777)	41,600	$ 4,754,881
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $706,912,933)	639,766,645
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,319,948
NET ASSETS - 100%	$ 642,086,593
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
118 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 6,643,400	$ (127,778)
18 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	1,211,940	(38,314)
234 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	9,831,510	(1,508,866)
TOTAL EQUITY INDEX CONTRACTS		$ 17,686,850	$ (1,674,958)

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,899,916.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,415
Fidelity Commodity Strategy Central Fund	2,501
Fidelity Consumer Discretionary Central Fund	579,819
Fidelity Consumer Staples Central Fund	1,193,394
Fidelity Emerging Markets Debt Central Fund	126,030
Fidelity Emerging Markets Equity Central Fund	415,503
Fidelity Energy Central Fund	801,177
Fidelity Financials Central Fund	764,652
Fidelity Health Care Central Fund	360,920
Fidelity High Income Central Fund 1	2,729,343
Fidelity Industrials Central Fund	760,160
Fidelity Information Technology Central Fund	297,801
Fidelity International Equity Central Fund	4,198,639
Fidelity Materials Central Fund	272,762
Fidelity Tactical Income Central Fund	1,859,741
Fidelity Telecom Services Central Fund	312,172
Fidelity Utilities Central Fund	500,221
Total	$ 15,182,250
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,100,223	$ 11,812,848	$ 17,798,796	$ 16,227	0.0%
Fidelity Consumer Discretionary Central Fund	41,517,985	4,154,205	5,960,165	40,100,328	6.6%
Fidelity Consumer Staples Central Fund	41,570,091	3,393,769	6,746,758	40,227,870	6.2%
Fidelity Emerging Markets Debt Central Fund	-	4,206,856	183,978	3,867,650	3.7%
Fidelity Emerging Markets Equity Central Fund	31,592,728	4,604,374	11,706,035	20,477,562	8.2%
Fidelity Energy Central Fund	42,371,501	3,871,101	5,383,523	41,757,839	6.3%
Fidelity Financials Central Fund	73,413,516	9,663,067	8,357,717	58,864,000	6.4%
Fidelity Health Care Central Fund	47,129,056	3,424,043	8,984,864	46,341,357	6.4%
Fidelity High Income Central Fund 1	38,851,929	5,178,230	16,689,177	26,259,753	5.3%
Fidelity Industrials Central Fund	43,949,561	3,960,803	4,621,698	41,243,117	6.6%
Fidelity Information Technology Central Fund	68,558,855	7,764,827	9,975,609	65,291,631	5.9%
Fidelity International Equity Central Fund	138,200,607	20,460,245	23,150,618	118,826,709	8.0%
Fidelity Materials Central Fund	15,474,447	1,827,897	2,374,669	14,361,060	6.7%
Fidelity Tactical Income Central Fund	49,220,508	49,461,352	30,493,852	70,318,328	1.4%
Fidelity Telecom Services Central Fund	12,146,834	937,755	1,020,859	11,493,794	6.3%
Fidelity Utilities Central Fund	14,855,826	1,597,646	1,230,608	16,260,461	6.6%
Total	$ 664,953,667	$ 136,319,018	$ 154,678,926	$ 615,707,686
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 515,261,955	$ 515,261,955	$ -	$ -
Fixed-Income Central Funds	100,445,731	100,445,731	-	-
Money Market Central Funds	17,404,162	17,404,162	-	-
U.S. Treasury Obligations	1,899,916	-	1,899,916	-
Investment Companies	4,754,881	4,754,881	-	-
Total Investments in Securities:	$ 639,766,645	$ 637,866,729	$ 1,899,916	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,674,958)	$ (1,674,958)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,674,958)
Total Value of Derivatives	$ -	$ (1,674,958)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	7.9%
AAA,AA,A	1.8%
BBB	1.3%
BB	1.4%
B	2.6%
CCC,CC,C	0.7%
D	0.0%
Not Rated	0.3%
Equities*	80.4%
Short-Term Investments and Net Other Assets	3.6%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	68.1%
United Kingdom	5.5%
Japan	3.0%
Switzerland	2.6%
France	2.5%
Germany	2.1%
Brazil	1.4%
Ireland	1.3%
Bermuda	1.2%
Canada	1.0%
Others (Individually Less Than 1%)	11.3%
100.0%
Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $70,058,879 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,518,766)	$ 6,654,797
Fidelity Central Funds (cost $700,394,167)	633,111,848
Total Investments (cost $706,912,933)		$ 639,766,645
Receivable for investments sold		3,614,991
Receivable for fund shares sold		672,462
Distributions receivable from Fidelity Central Funds		1,069
Other receivables		31,584
Total assets		644,086,751

Liabilities
Payable for investments purchased	$ 627
Payable for fund shares redeemed	744,267
Accrued management fee	311,705
Transfer agent fee payable	123,813
Distribution and service plan fees payable	28,869
Payable for daily variation margin on futures contracts	748,987
Other affiliated payables	20,086
Other payables and accrued expenses	21,804
Total liabilities		2,000,158

Net Assets		$ 642,086,593
Net Assets consist of:
Paid in capital		$ 743,006,893
Undistributed net investment income		7,099,360
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,198,414)
Net unrealized appreciation (depreciation) on investments		(68,821,246)
Net Assets		$ 642,086,593

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,854,450 ÷ 4,375,427 shares)		$ 11.62

Maximum offering price per share (100/94.25 of $11.62)		$ 12.33
Class T: Net Asset Value and redemption price per share ($8,448,601 ÷ 729,808 shares)		$ 11.58

Maximum offering price per share (100/96.50 of $11.58)		$ 12.00
Class B: Net Asset Value and offering price per share ($2,897,661 ÷ 251,353 shares)A		$ 11.53

Class C: Net Asset Value and offering price per share ($13,378,561 ÷ 1,165,888 shares)A		$ 11.47

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($557,907,549 ÷ 47,620,027 shares)		$ 11.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,599,771 ÷ 735,760 shares)		$ 11.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 110,011
Interest		115
Income from Fidelity Central Funds		15,182,250
Total income		15,292,376

Expenses
Management fee	$ 4,106,123
Transfer agent fees	1,568,070
Distribution and service plan fees	353,601
Accounting fees and expenses	259,677
Custodian fees and expenses	2,403
Independent trustees' compensation	2,603
Registration fees	108,219
Audit	30,128
Legal	3,574
Miscellaneous	6,909
Total expenses before reductions	6,441,307
Expense reductions	(148,637)	6,292,670
Net investment income (loss)		8,999,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	513,310
Fidelity Central Funds	26,539,135
Foreign currency transactions	652
Futures contracts	(1,756,279)
Capital gain distributions from Fidelity Central Funds	193,805
Total net realized gain (loss)		25,490,623
Change in net unrealized appreciation (depreciation) on: Investment securities	(57,230,353)
Assets and liabilities in foreign currencies	(678)
Futures contracts	(1,669,958)
Total change in net unrealized appreciation (depreciation)		(58,900,989)
Net gain (loss)		(33,410,366)
Net increase (decrease) in net assets resulting from operations		$ (24,410,660)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,999,706	$ 7,215,899
Net realized gain (loss)	25,490,623	22,493,507
Change in net unrealized appreciation (depreciation)	(58,900,989)	33,036,223
Net increase (decrease) in net assets resulting from operations	(24,410,660)	62,745,629
Distributions to shareholders from net investment income	(7,811,443)	(6,228,674)
Distributions to shareholders from net realized gain	(1,629,805)	(795,094)
Total distributions	(9,441,248)	(7,023,768)
Share transactions - net increase (decrease)	10,668,944	41,004,775
Total increase (decrease) in net assets	(23,182,964)	96,726,636

Net Assets
Beginning of period	665,269,557	568,542,921
End of period (including undistributed net investment income of $7,099,360 and undistributed net investment income of $5,902,169, respectively)	$ 642,086,593	$ 665,269,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.23	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.13	.11	.14	.17	.19
Net realized and unrealized gain (loss)	(.58)	1.06	.27	(3.74)	2.05
Total from investment operations	(.45)	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.13)	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.16)	(.12) J	(.17)	(.26)	(.22)
Net asset value, end of period	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	(3.85)%	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.08%	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	1.00%	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,854	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.10	.08	.11	.13	.15
Net realized and unrealized gain (loss)	(.58)	1.06	.27	(3.73)	2.06
Total from investment operations	(.48)	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.10)	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.13)	(.09) J	(.15)	(.23)	(.22)
Net asset value, end of period	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	(4.08)%	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.33%	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.75%	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,449	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.02	.01	.06	.06	.08
Net realized and unrealized gain (loss)	(.57)	1.06	.28	(3.72)	2.07
Total from investment operations	(.55)	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.01)	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.04)	(.04) J	(.09)	(.19)	(.21)
Net asset value, end of period	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	(4.60)%	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91%	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.91%	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.89%	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	.18%	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,898	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.02	.07	.07	.08
Net realized and unrealized gain (loss)	(.58)	1.06	.28	(3.71)	2.06
Total from investment operations	(.55)	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.05)	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.08)	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	(4.62)%	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.82%	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	.26%	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,379	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Income from Investment Operations
Net investment income (loss) B	.17	.14	.16	.20	.23
Net realized and unrealized gain (loss)	(.58)	1.07	.27	(3.76)	2.02
Total from investment operations	(.41)	1.21	.43	(3.56)	2.25
Distributions from net investment income	(.15)	(.12)	(.18)	(.23)	(.21)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.18)	(.14)	(.18)	(.26)	(.23)
Net asset value, end of period	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Total Return A	(3.51)%	10.81%	4.54%	(24.43)%	17.77%
Ratios to Average Net Assets C,E
Expenses before reductions	.82%	.86%	.95%	.87%	.89%
Expenses net of fee waivers, if any	.82%	.86%	.95%	.87%	.87%
Expenses net of all reductions	.80%	.84%	.94%	.86%	.86%
Net investment income (loss)	1.27%	1.17%	1.72%	1.54%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,908	$ 592,472	$ 528,720	$ 440,040	$ 576,458
Portfolio turnover rate D	20%	25%	7%	20%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.17	.14	.17	.21	.23
Net realized and unrealized gain (loss)	(.59)	1.07	.28	(3.76)	2.07
Total from investment operations	(.42)	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.16)	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.15) I	(.21)	(.27)	(.23)
Net asset value, end of period	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	(3.58)%	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets E,H
Expenses before reductions	.81%	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81%	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.79%	.80%	.81%	.77%	.81% A
Net investment income (loss)	1.29%	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,600	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate F	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2011

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements	.05%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities Repurchase Agreements	.02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .12%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 3,669,646,352	$ 117,019,098	$ (123,647,176)	$ (6,628,078)
Fidelity Asset Manager 30%	233,421,338	6,971,341	(10,296,751)	(3,325,410)
Fidelity Asset Manager 40%	169,104,882	5,200,514	(9,076,058)	(3,875,544)
Fidelity Asset Manager 50%	6,075,831,074	417,460,330	(541,609,183)	(124,148,853)
Fidelity Asset Manager 60%	314,567,913	10,383,023	(24,458,701)	(14,075,678)
Fidelity Asset Manager 70%	2,391,385,101	184,333,085	(279,117,305)	(94,784,220)
Fidelity Asset Manager 85%	678,393,704	47,455,298	(86,082,357)	(38,627,059)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 8,453,367	$ 34,428,567	$ -	$ (6,628,078)
Fidelity Asset Manager 30%	863,180	2,150,974	-	(3,325,410)
Fidelity Asset Manager 40%	869,910	1,521,313	-	(3,875,544)
Fidelity Asset Manager 50%	38,507,473	-	(221,993,909)	(124,148,853)
Fidelity Asset Manager 60%	3,447,415	2,254	-	(14,075,678)
Fidelity Asset Manager 70%	32,576,593	-	(307,444,288)	(94,784,220)
Fidelity Asset Manager 85%	7,765,638	-	(70,058,879)	(38,627,059)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be September 30, 2012.

The tax character of distributions paid was as follows:

September 30, 2011
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 67,200,202	$ -	$ 67,200,202
Fidelity Asset Manager 30%	6,845,104	1,215,934	8,061,038
Fidelity Asset Manager 40%	4,302,592	755,221	5,057,813
Fidelity Asset Manager 50%	122,212,589	-	122,212,589
Fidelity Asset Manager 60%	5,768,218	714,793	6,483,011
Fidelity Asset Manager 70%	41,441,161	-	41,441,161
Fidelity Asset Manager 85%	9,441,248	-	9,441,248
September 30, 2010
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 55,007,966	$ -	$ 55,007,966
Fidelity Asset Manager 30%	2,393,534	-	2,393,534
Fidelity Asset Manager 40%	1,349,111	-	1,349,111
Fidelity Asset Manager 50%	118,842,592	-	118,842,592
Fidelity Asset Manager 60%	1,129,447	-	1,129,447
Fidelity Asset Manager 70%	40,037,801	-	40,037,801
Fidelity Asset Manager 85%	7,023,768	-	7,023,768

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statements of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ (496,370)	$ (3,708,051)
Totals (a)	$ (496,370)	$ (3,708,051)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ (182,485)	$ (201,492)
Totals (a)	$ (182,485)	$ (201,492)
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ (181,712)	$ (162,583)
Totals (a)	$ (181,712)	$ (162,583)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ (4,458,241)	$ (13,627,019)
Totals (a)	$ (4,458,241)	$ (13,627,019)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ (548,365)	$ (501,719)
Totals (a)	$ (548,365)	$ (501,719)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ (1,959,854)	$ (6,883,328)
Totals (a)	$ (1,959,854)	$ (6,883,328)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ (1,756,279)	$ (1,669,958)
Totals (a)	$ (1,756,279)	$ (1,669,958)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	880,641,160	512,387,149
Fidelity Asset Manager 30%	121,366,161	34,029,209
Fidelity Asset Manager 40%	95,637,179	24,298,448
Fidelity Asset Manager 50%	872,837,907	1,254,907,680
Fidelity Asset Manager 60%	214,227,205	32,188,290
Fidelity Asset Manager 70%	407,966,028	624,121,697
Fidelity Asset Manager 85%	148,242,675	162,264,037

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds invest in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each Fund's management fees were reduced by the following amounts and are reflected in Expense reductions on the Statements of Operations:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 20,278
Fidelity Asset Manager 30%	1,072
Fidelity Asset Manager 40%	789
Fidelity Asset Manager 50%	43,054
Fidelity Asset Manager 60%	1,494
Fidelity Asset Manager 70%	18,501
Fidelity Asset Manager 85%	5,306

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 96,234	$ 18,559
Class T	.25%	.25%	80,346	29
Class B	.75%	.25%	32,427	24,328
Class C	.75%	.25%	174,281	51,182
			$ 383,288	$ 94,098
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 20,582	$ 680
Class T	.25%	.25%	29,122	3
Class B	.75%	.25%	12,323	9,436
Class C	.75%	.25%	54,338	17,972
			$ 116,365	$ 28,091
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 23,418	$ 4,366
Class T	.25%	.25%	17,112	75
Class B	.75%	.25%	10,469	7,931
Class C	.75%	.25%	31,546	11,822
			$ 82,545	$ 24,194
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 126,004	$ 9,327
Class T	.25%	.25%	105,694	173
Class B	.75%	.25%	46,725	35,093
Class C	.75%	.25%	175,491	53,884
			$ 453,914	$ 98,477
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 76,796	$ 23,271
Class T	.25%	.25%	39,136	107
Class B	.75%	.25%	21,525	16,258
Class C	.75%	.25%	59,934	27,823
			$ 197,391	$ 67,459
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 298,887	$ 14,289
Class T	.25%	.25%	232,878	611
Class B	.75%	.25%	130,043	97,608
Class C	.75%	.25%	371,870	40,701
			$ 1,033,678	$ 153,209
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 137,200	$ 10,957
Class T	.25%	.25%	44,924	48
Class B	.75%	.25%	36,465	27,363
Class C	.75%	.25%	135,012	33,626
			$ 353,601	$ 71,994

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 19,949
Class T	5,964
Class B*	10,618
Class C*	6,593
$ 43,124
Fidelity Asset Manager 30%
Class A	$ 11,563
Class T	2,492
Class B*	5,131
Class C*	2,249
$ 21,435
Fidelity Asset Manager 40%
Class A	$ 9,385
Class T	1,683
Class B*	4,897
Class C*	881
$ 16,846
Fidelity Asset Manager 50%
Class A	$ 46,147
Class T	9,984
Class B*	11,716
Class C*	5,025
$ 72,872
Fidelity Asset Manager 60%
Class A	$ 32,034
Class T	8,313
Class B*	2,899
Class C*	3,572
$ 46,818
Fidelity Asset Manager 70%
Class A	$ 42,808
Class T	23,288
Class B*	29,583
Class C*	4,117
$ 99,796
Fidelity Asset Manager 85%
Class A	$ 30,189
Class T	6,991
Class B*	12,707
Class C*	1,471
$ 51,358

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 57,061.15
Class T	24,272.15
Class B	6,234.19
Class C	26,470.15
Asset Manager 20%	3,221,016.09
Institutional Class	18,614.14
	$ 3,353,667
Fidelity Asset Manager 30%
Class A	$ 11,398.14
Class T	6,560.11
Class B	2,170.18
Class C	7,882.15
Asset Manager 30%	154,329.09
Institutional Class	1,321.11
	$ 183,660
Fidelity Asset Manager 40%
Class A	$ 14,349.15
Class T	4,986.15
Class B	1,955.19
Class C	5,153.16
Asset Manager 40%	112,776.10
Institutional Class	1,141.14
	$ 140,360
Fidelity Asset Manager 50%
Class A	$ 116,266.23
Class T	42,055.20
Class B	10,681.23
Class C	35,911.20
Asset Manager 50%	10,668,634.16
Institutional Class	20,422.21
	$ 10,893,969
Fidelity Asset Manager 60%
Class A	$ 63,350.21
Class T	16,453.21
Class B	6,073.28
Class C	14,055.23
Asset Manager 60%	294,580.16
Institutional Class	12,446.19
	$ 406,957
Fidelity Asset Manager 70%
Class A	$ 283,591.24
Class T	115,367.25
Class B	38,684.30
Class C	83,692.23
Asset Manager 70%	4,227,798.17
Institutional Class	59,468.21
	$ 4,808,600

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 85%	Amount	% of Average Net Assets
Class A	$ 127,170.23
Class T	21,270.24
Class B	10,849.30
Class C	30,080.22
Asset Manager 85%	1,360,120.21
Institutional Class	18,581.20
	$ 1,568,070

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 70%	$ 8
Fidelity Asset Manager 85%	15

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statements of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 11,040
Fidelity Asset Manager 30%	530
Fidelity Asset Manager 40%	374
Fidelity Asset Manager 50%	21,790
Fidelity Asset Manager 60%	629
Fidelity Asset Manager 70%	8,820
Fidelity Asset Manager 85%	2,373

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

During the period, there were no securities loaned to FCM. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Fidelity Asset Manager 20%	$ 420

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class A	.90%	$ 870
Class B	1.65%	623
Class C	1.65%	955
Fidelity Asset Manager 40%
Class A	.90%	4,370
Class T	1.15%	1,448
Class B	1.65%	830
Class C	1.65%	1,763
Institutional Class	.65%	275
Fidelity Asset Manager 60%
Class A	1.10%	6,434
Class T	1.35%	1,918
Class B	1.85%	2,116
Class C	1.85%	2,814
Institutional Class	.85%	291

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 166,916	$ -
Fidelity Asset Manager 30%	13,299	4
Fidelity Asset Manager 40%	12,245	15
Fidelity Asset Manager 50%	762,237	2
Fidelity Asset Manager 60%	32,305	5
Fidelity Asset Manager 70%	428,732	6
Fidelity Asset Manager 85%	143,328	3

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2011	2010
Fidelity Asset Manager 20%
From net investment income
Class A	$ 586,679	$ 475,459
Class T	202,707	190,636
Class B	23,239	31,286
Class C	139,643	123,802
Asset Manager 20%	62,091,451	53,054,555
Institutional Class	238,395	69,084
Total	$ 63,282,114	$ 53,944,822
From net realized gain
Class A	$ 58,141	$ 11,003
Class T	17,664	4,680
Class B	3,899	1,342
Class C	19,520	4,617
Asset Manager 20%	3,812,689	1,040,320
Institutional Class	6,175	1,182
Total	$ 3,918,088	$ 1,063,144
Fidelity Asset Manager 30%
From net investment income
Class A	$ 125,485	$ 105,939
Class T	77,782	69,241
Class B	9,198	11,715
Class C	42,885	40,459
Asset Manager 30%	3,087,114	1,732,423
Institutional Class	22,029	19,380
Total	$ 3,364,493	$ 1,979,157
From net realized gain
Class A	$ 243,378	$ 23,619
Class T	179,135	12,739
Class B	41,264	4,604
Class C	154,478	14,101
Asset Manager 30%	4,040,384	355,511
Institutional Class	37,906	3,803
Total	$ 4,696,545	$ 414,377
Fidelity Asset Manager 40%
From net investment income
Class A	$ 124,217	$ 68,525
Class T	40,458	30,736
Class B	7,252	10,251
Class C	22,611	16,142
Asset Manager 40%	1,849,604	1,020,274
Institutional Class	14,366	18,025
Total	$ 2,058,508	$ 1,163,953
From net realized gain
Class A	$ 233,743	$ 12,119
Class T	90,467	6,626
Class B	29,899	3,795
Class C	69,845	5,380
Asset Manager 40%	2,549,586	154,380
Institutional Class	25,765	2,858
Total	$ 2,999,305	$ 185,158

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended September 30,	2011	2010
Fidelity Asset Manager 50%
From net investment income
Class A	$ 693,412	$ 555,656
Class T	245,481	194,817
Class B	30,116	37,330
Class C	122,263	109,897
Asset Manager 50%	110,587,943	117,879,331
Institutional Class	145,632	65,561
Total	$ 111,824,847	$ 118,842,592
From net realized gain
Class A	$ 72,878	$ -
Class T	31,760	-
Class B	7,552	-
Class C	25,236	-
Asset Manager 50%	10,232,712	-
Institutional Class	17,604	-
Total	$ 10,387,742	$ -
Fidelity Asset Manager 60%
From net investment income
Class A	$ 278,533	$ 77,496
Class T	46,983	32,293
Class B	5,073	7,178
Class C	12,203	17,988
Asset Manager 60%	1,393,433	778,488
Institutional Class	64,892	15,127
Total	$ 1,801,117	$ 928,570
From net realized gain
Class A	$ 776,336	$ 18,234
Class T	183,723	9,498
Class B	60,411	3,988
Class C	127,888	7,195
Asset Manager 60%	3,380,367	158,875
Institutional Class	153,169	3,087
Total	$ 4,681,894	$ 200,877
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,279,735	$ 1,226,342
Class T	394,208	502,886
Class B	20,121	100,145
Class C	121,109	299,307
Asset Manager 70%	34,282,694	36,045,406
Institutional Class	371,280	305,152
Total	$ 36,469,147	$ 38,479,238
From net realized gain
Class A	$ 212,000	$ 58,090
Class T	86,897	29,200
Class B	26,305	11,267
Class C	68,453	24,268
Asset Manager 70%	4,528,433	1,422,844
Institutional Class	49,926	12,894
Total	$ 4,972,014	$ 1,558,563

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2011	2010
Fidelity Asset Manager 85%
From net investment income
Class A	$ 501,772	$ 256,905
Class T	59,537	40,431
Class B	2,012	8,273
Class C	46,297	29,342
Asset Manager 85%	7,081,193	5,859,302
Institutional Class	120,632	34,421
Total	$ 7,811,443	$ 6,228,674
From net realized gain
Class A	$ 118,400	$ 36,067
Class T	18,381	7,677
Class B	8,577	4,432
Class C	27,650	10,735
Asset Manager 85%	1,434,314	732,414
Institutional Class	22,483	3,769
Total	$ 1,629,805	$ 795,094

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Fidelity Asset Manager 20%
Class A
Shares sold	2,673,478	1,367,399	$ 34,200,914	$ 16,545,993
Reinvestment of distributions	47,955	38,433	615,973	463,570
Shares redeemed	(2,359,741)	(988,893)	(30,553,329)	(11,988,031)
Net increase (decrease)	361,692	416,939	$ 4,263,558	$ 5,021,532
Class T
Shares sold	714,977	634,304	$ 9,190,575	$ 7,654,118
Reinvestment of distributions	15,552	14,578	199,659	175,697
Shares redeemed	(579,647)	(241,304)	(7,447,713)	(2,918,698)
Net increase (decrease)	150,882	407,578	$ 1,942,521	$ 4,911,117
Class B
Shares sold	44,236	150,755	$ 566,789	$ 1,815,797
Reinvestment of distributions	1,688	2,232	21,619	26,851
Shares redeemed	(101,126)	(86,323)	(1,294,030)	(1,047,878)
Net increase (decrease)	(55,202)	66,664	$ (705,622)	$ 794,770
Class C
Shares sold	632,272	707,792	$ 8,103,252	$ 8,509,802
Reinvestment of distributions	9,977	8,699	127,810	104,701
Shares redeemed	(362,958)	(239,520)	(4,651,635)	(2,885,264)
Net increase (decrease)	279,291	476,971	$ 3,579,427	$ 5,729,239
Asset Manager 20%
Shares sold	105,485,868	89,853,862	$ 1,359,884,611	$ 1,090,949,570
Reinvestment of distributions	4,929,957	4,305,872	63,508,509	52,019,005
Shares redeemed	(71,903,037)	(45,372,516)	(926,506,717)	(550,784,654)
Net increase (decrease)	38,512,788	48,787,218	$ 496,886,403	$ 592,183,921
Institutional Class
Shares sold	1,622,202	185,035	$ 21,080,094	$ 2,260,347
Reinvestment of distributions	16,758	4,900	216,997	59,203
Shares redeemed	(190,148)	(41,041)	(2,462,946)	(497,978)
Net increase (decrease)	1,448,812	148,894	$ 18,834,145	$ 1,821,572

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Fidelity Asset Manager 30%
Class A
Shares sold	427,039	481,437	$ 4,149,002	$ 4,474,112
Reinvestment of distributions	34,302	12,728	330,219	117,278
Shares redeemed	(274,238)	(194,516)	(2,672,926)	(1,817,919)
Net increase (decrease)	187,103	299,649	$ 1,806,295	$ 2,773,471
Class T
Shares sold	148,408	473,652	$ 1,439,647	$ 4,403,570
Reinvestment of distributions	17,159	6,299	164,932	57,955
Shares redeemed	(244,544)	(120,471)	(2,368,890)	(1,126,266)
Net increase (decrease)	(78,977)	359,480	$ (764,311)	$ 3,335,259
Class B
Shares sold	21,940	71,130	$ 214,586	$ 658,742
Reinvestment of distributions	4,615	1,674	44,244	15,388
Shares redeemed	(50,045)	(19,903)	(490,179)	(184,038)
Net increase (decrease)	(23,490)	52,901	$ (231,349)	$ 490,092
Class C
Shares sold	323,219	302,815	$ 3,144,066	$ 2,799,313
Reinvestment of distributions	17,059	5,167	163,514	47,447
Shares redeemed	(198,742)	(87,963)	(1,940,794)	(812,117)
Net increase (decrease)	141,536	220,019	$ 1,366,786	$ 2,034,643
Asset Manager 30%
Shares sold	17,236,966	7,460,776	$ 168,357,986	$ 69,439,946
Reinvestment of distributions	725,590	222,139	7,001,594	2,047,681
Shares redeemed	(7,035,514)	(3,146,665)	(68,568,688)	(29,237,305)
Net increase (decrease)	10,927,042	4,536,250	$ 106,790,892	$ 42,250,322
Institutional Class
Shares sold	13,098	46,009	$ 128,154	$ 428,927
Reinvestment of distributions	5,486	2,159	52,854	19,894
Shares redeemed	(9,580)	(12,736)	(92,913)	(118,003)
Net increase (decrease)	9,004	35,432	$ 88,095	$ 330,818
Fidelity Asset Manager 40%
Class A
Shares sold	613,347	685,528	$ 5,892,884	$ 6,145,461
Reinvestment of distributions	36,596	8,721	348,621	77,631
Shares redeemed	(185,346)	(359,739)	(1,796,223)	(3,238,124)
Net increase (decrease)	464,597	334,510	$ 4,445,282	$ 2,984,968
Class T
Shares sold	127,364	126,436	$ 1,223,897	$ 1,154,388
Reinvestment of distributions	13,081	3,765	124,278	33,340
Shares redeemed	(42,877)	(53,808)	(415,826)	(480,791)
Net increase (decrease)	97,568	76,393	$ 932,349	$ 706,937
Class B
Shares sold	15,977	53,050	$ 154,389	$ 481,946
Reinvestment of distributions	3,618	1,544	34,345	13,592
Shares redeemed	(39,662)	(84,907)	(380,385)	(764,684)
Net increase (decrease)	(20,067)	(30,313)	$ (191,651)	$ (269,146)
Class C
Shares sold	244,007	176,368	$ 2,359,918	$ 1,595,392
Reinvestment of distributions	9,518	2,348	90,461	20,782
Shares redeemed	(56,607)	(113,922)	(542,510)	(1,024,426)
Net increase (decrease)	196,918	64,794	$ 1,907,869	$ 591,748

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Asset Manager 40%
Shares sold	12,034,047	5,951,044	$ 115,977,106	$ 54,037,260
Reinvestment of distributions	441,938	128,632	4,215,911	1,146,456
Shares redeemed	(4,670,101)	(1,990,425)	(44,948,971)	(18,032,627)
Net increase (decrease)	7,805,884	4,089,251	$ 75,244,046	$ 37,151,089
Institutional Class
Shares sold	19,413	43,724	$ 188,266	$ 396,689
Reinvestment of distributions	3,567	2,073	33,880	18,388
Shares redeemed	(52,767)	(58,636)	(504,882)	(529,624)
Net increase (decrease)	(29,787)	(12,839)	$ (282,736)	$ (114,547)
Fidelity Asset Manager 50%
Class A
Shares sold	1,357,962	1,768,497	$ 21,040,946	$ 24,843,354
Reinvestment of distributions	47,314	39,139	729,417	538,102
Shares redeemed	(1,133,276)	(634,941)	(17,455,921)	(8,848,722)
Net increase (decrease)	272,000	1,172,695	$ 4,314,442	$ 16,532,734
Class T
Shares sold	707,648	654,048	$ 11,011,067	$ 9,197,213
Reinvestment of distributions	15,198	11,943	234,620	163,485
Shares redeemed	(543,106)	(293,305)	(8,450,873)	(4,053,154)
Net increase (decrease)	179,740	372,686	$ 2,794,814	$ 5,307,544
Class B
Shares sold	37,951	140,996	$ 585,312	$ 1,961,869
Reinvestment of distributions	1,970	2,176	30,052	29,634
Shares redeemed	(86,146)	(71,158)	(1,317,765)	(992,074)
Net increase (decrease)	(46,225)	72,014	$ (702,401)	$ 999,429
Class C
Shares sold	553,080	514,603	$ 8,511,759	$ 7,167,376
Reinvestment of distributions	7,174	5,349	110,212	73,042
Shares redeemed	(333,216)	(205,830)	(5,136,826)	(2,870,242)
Net increase (decrease)	227,038	314,122	$ 3,485,145	$ 4,370,176
Asset Manager 50%
Shares sold	46,803,639	39,143,638	$ 725,169,900	$ 547,613,737
Reinvestment of distributions	7,564,327	8,294,224	116,747,024	113,952,368
Shares redeemed	(77,854,152)	(62,411,690)	(1,206,141,305)	(871,172,919)
Net increase (decrease)	(23,486,186)	(14,973,828)	$ (364,224,381)	$ (209,606,814)
Institutional Class
Shares sold	567,994	222,454	$ 8,632,816	$ 3,106,030
Reinvestment of distributions	9,483	4,425	146,693	61,031
Shares redeemed	(422,815)	(55,339)	(6,599,468)	(764,414)
Net increase (decrease)	154,662	171,540	$ 2,180,041	$ 2,402,647
Fidelity Asset Manager 60%
Class A
Shares sold	2,015,894	2,141,689	$ 19,189,003	$ 18,693,310
Reinvestment of distributions	110,909	10,621	1,038,105	90,700
Shares redeemed	(871,704)	(619,019)	(8,366,659)	(5,333,003)
Net increase (decrease)	1,255,099	1,533,291	$ 11,860,449	$ 13,451,007

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class T
Shares sold	472,517	311,692	$ 4,587,049	$ 2,738,228
Reinvestment of distributions	23,971	4,505	223,891	38,385
Shares redeemed	(233,590)	(78,586)	(2,238,584)	(687,458)
Net increase (decrease)	262,898	237,611	$ 2,572,356	$ 2,089,155
Class B
Shares sold	44,891	106,824	$ 432,392	$ 926,842
Reinvestment of distributions	6,522	1,168	60,913	9,963
Shares redeemed	(58,397)	(72,845)	(556,235)	(631,010)
Net increase (decrease)	(6,984)	35,147	$ (62,930)	$ 305,795
Class C
Shares sold	512,614	338,644	$ 4,910,354	$ 2,936,397
Reinvestment of distributions	14,896	2,900	138,832	24,677
Shares redeemed	(196,154)	(119,896)	(1,873,376)	(1,035,525)
Net increase (decrease)	331,356	221,648	$ 3,175,810	$ 1,925,549
Asset Manager 60%
Shares sold	24,119,990	7,782,273	$ 231,782,714	$ 68,206,585
Reinvestment of distributions	499,757	106,708	4,687,716	912,356
Shares redeemed	(6,925,180)	(3,614,653)	(66,367,827)	(31,454,344)
Net increase (decrease)	17,694,567	4,274,328	$ 170,102,603	$ 37,664,597
Institutional Class
Shares sold	588,499	314,085	$ 5,686,585	$ 2,733,458
Reinvestment of distributions	23,088	2,063	216,335	17,638
Shares redeemed	(112,072)	(66,069)	(1,077,631)	(571,142)
Net increase (decrease)	499,515	250,079	$ 4,825,289	$ 2,179,954
Fidelity Asset Manager 70%
Class A
Shares sold	1,838,985	2,439,457	$ 30,336,532	$ 35,293,218
Reinvestment of distributions	87,098	86,409	1,401,137	1,220,957
Shares redeemed	(1,917,499)	(1,605,541)	(31,215,640)	(23,055,336)
Net increase (decrease)	8,584	920,325	$ 522,029	$ 13,458,839
Class T
Shares sold	572,222	356,464	$ 9,330,779	$ 5,148,505
Reinvestment of distributions	28,995	36,625	466,506	517,509
Shares redeemed	(862,398)	(759,609)	(13,954,372)	(10,971,045)
Net increase (decrease)	(261,181)	(366,520)	$ (4,157,087)	$ (5,305,031)
Class B
Shares sold	11,636	120,139	$ 190,557	$ 1,720,713
Reinvestment of distributions	2,530	7,309	40,857	103,353
Shares redeemed	(329,182)	(485,446)	(5,363,133)	(6,998,049)
Net increase (decrease)	(315,016)	(357,998)	$ (5,131,719)	$ (5,173,983)
Class C
Shares sold	349,417	670,000	$ 5,728,316	$ 9,564,163
Reinvestment of distributions	10,320	20,374	166,019	287,474
Shares redeemed	(464,350)	(885,534)	(7,595,479)	(12,736,288)
Net increase (decrease)	(104,613)	(195,160)	$ (1,701,144)	$ (2,884,651)
Asset Manager 70%
Shares sold	23,442,645	18,494,614	$ 385,900,224	$ 267,814,520
Reinvestment of distributions	2,369,778	2,604,232	38,143,970	36,823,839
Shares redeemed	(37,698,311)	(25,377,580)	(616,247,024)	(366,190,757)
Net increase (decrease)	(11,885,888)	(4,278,734)	$ (192,202,830)	$ (61,552,398)
Institutional Class
Shares sold	850,538	845,988	$ 14,159,968	$ 12,203,214
Reinvestment of distributions	20,038	17,837	322,728	252,400
Shares redeemed	(762,986)	(1,319,297)	(12,509,828)	(18,973,707)
Net increase (decrease)	107,590	(455,472)	$ 1,972,868	$ (6,518,093)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Fidelity Asset Manager 85%
Class A
Shares sold	1,678,869	2,360,902	$ 22,281,428	$ 27,368,627
Reinvestment of distributions	46,336	25,229	607,439	287,611
Shares redeemed	(1,073,663)	(675,334)	(14,347,545)	(7,837,431)
Net increase (decrease)	651,542	1,710,797	$ 8,541,322	$ 19,818,807
Class T
Shares sold	298,124	262,627	$ 3,976,115	$ 3,032,066
Reinvestment of distributions	5,447	3,776	71,251	42,970
Shares redeemed	(160,769)	(172,272)	(2,101,112)	(1,955,847)
Net increase (decrease)	142,802	94,131	$ 1,946,254	$ 1,119,189
Class B
Shares sold	26,782	107,436	$ 353,936	$ 1,234,004
Reinvestment of distributions	731	1,064	9,592	12,100
Shares redeemed	(89,476)	(76,663)	(1,167,945)	(883,795)
Net increase (decrease)	(61,963)	31,837	$ (804,417)	$ 362,309
Class C
Shares sold	558,931	401,874	$ 7,371,526	$ 4,614,595
Reinvestment of distributions	5,106	3,150	66,513	35,722
Shares redeemed	(220,284)	(230,999)	(2,864,683)	(2,661,103)
Net increase (decrease)	343,753	174,025	$ 4,573,356	$ 1,989,214
Asset Manager 85%
Shares sold	11,779,052	16,027,071	$ 158,073,671	$ 187,799,889
Reinvestment of distributions	636,391	559,712	8,392,644	6,408,708
Shares redeemed	(12,905,535)	(15,512,827)	(172,892,729)	(180,949,818)
Net increase (decrease)	(490,092)	1,073,956	$ (6,426,414)	$ 13,258,779
Institutional Class
Shares sold	385,928	462,839	$ 5,087,476	$ 5,408,316
Reinvestment of distributions	10,329	3,239	135,805	37,020
Shares redeemed	(176,979)	(85,209)	(2,384,438)	(988,859)
Net increase (decrease)	219,278	380,869	$ 2,838,843	$ 4,456,477

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2011, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. We have also audited the statements of changes in net assets for the year ended September 30, 2010, for Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2010 and financial highlights for each of the three years in the period then ended for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%, were audited by other auditors whose report dated November 22, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with custodians and brokers; where replies were not received by brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% as of September 30, 2011, the results of their operations for the year then ended, the changes in net assets for the Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% for the year then ended and for the Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for each of the two years then ended and the financial highlights for the Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% for the year then ended and for the Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$ 34,428,567
Asset Manager 30%	$ 2,769,660
Asset Manager 40%	$ 1,957,414
Asset Manager 60%	$ 676,208

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Asset Manager 20%
Class A	12.52%
Class T	12.52%
Class B	12.52%
Class C	12.52%
Asset Manager 30%
Class A	11.75%
Class T	11.75%
Class B	11.75%
Class C	11.75%
Asset Manager 40%
Class A	10.40%
Class T	10.40%
Class B	10.40%
Class C	10.40%
Asset Manager 50%
Class A	9.14%
Class T	9.14%
Class B	9.14%
Class C	9.14%
Asset Manager 60%
Class A	7.67%
Class T	7.67%
Class B	7.67%
Class C	7.67%
Asset Manager 70%
Class A	5.59%
Class T	5.59%
Class B	5.59%
Class C	5.59%
Asset Manager 85%
Class A	2.12%
Class T	2.12%
Class B	2.12%
Class C	2.12%

Annual Report

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2011 to September 30, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$ 43,672,529
Asset Manager 30%	$ 2,605,801
Asset Manager 40%	$ 1,237,767
Asset Manager 50%	$ 55,579,605

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Asset Manager 20%
November 2010	1%	1%	2%	2%
December 2010	10%	12%	18%	16%
February 2011	17%	21%	47%	47%
March 2011	16%	19%	62%	47%
April 2011	15%	18%	31%	28%
May 2011	17%	19%	37%	32%
June 2011	14%	17%	26%	24%
July 2011	14%	17%	27%	25%
August 2011	15%	18%	31%	28%
September 2011	14%	17%	23%	21%

	Class A	Class T	Class B	Class C
Asset Manager 30%
December 2010	2%	2%	2%	2%
February 2011	22%	25%	58%	58%
March 2011	22%	25%	87%	58%
April 2011	20%	21%	51%	43%
May 2011	19%	23%	32%	38%
June 2011	18%	21%	31%	28%
July 2011	19%	22%	36%	32%
August 2011	20%	23%	37%	37%
September 2011	19%	21%	31%	31%

	Class A	Class T	Class B	Class C
Asset Manager 40%
December 2010	3%	3%	3%	3%
April 2011	36%	48%	100%	100%
July 2011	34%	39%	63%	54%

	Class A	Class T	Class B	Class C
Asset Manager 50%
December 17, 2010	20%	21%	35%	31%
December 30, 2010	23%	23%	23%	23%
April 2011	46%	66%	100%	100%
July 2011	41%	46%	72%	67%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2010	10%	11%	13%	13%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 17, 2010	38%	49%	100%	100%
December 30, 2010	39%	39%	39%	39%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 17, 2010	49%	61%	100%	100%
December 30, 2010	53%	53%	53%	53%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Asset Manager 20%
November 2010	2%	2%	4%	3%
December 2010	14%	17%	24%	23%
February 2011	23%	28%	63%	63%
March 2011	21%	26%	84%	63%
April 2011	20%	24%	42%	38%
May 2011	24%	26%	51%	44%
June 2011	20%	23%	36%	33%
July 2011	20%	24%	37%	34%
August 2011	20%	24%	42%	38%
September 2011	20%	23%	32%	29%

	Class A	Class T	Class B	Class C
Asset Manager 30%
December 2010	3%	4%	4%	4%
February 2011	33%	38%	88%	88%
March 2011	33%	38%	100%	88%
April 2011	30%	33%	78%	65%
May 2011	29%	35%	49%	57%
June 2011	28%	32%	47%	43%
July 2011	30%	34%	55%	49%
August 2011	30%	36%	56%	56%
September 2011	30%	32%	47%	47%
	Class A	Class T	Class B	Class C
Asset Manager 40%
December 2010	5%	5%	5%	5%
April 2011	61%	82%	100%	100%
July 2011	57%	66%	100%	91%

	Class A	Class T	Class B	Class C
Asset Manager 50%
December 17, 2010	27%	29%	47%	42%
December 30, 2010	32%	32%	32%	32%
April 2011	79%	100%	100%	100%
July 2011	72%	81%	100%	100%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2010	18%	20%	24%	23%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 17, 2010	69%	88%	100%	100%
December 30, 2010	53%	53%	53%	53%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 17, 2010	91%	100%	100%	100%
December 30, 2010	72%	72%	72%	72%

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods, as available, against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For each of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, and Fidelity Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Institutional Class (Class I) and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and the retail class show the performance of the highest performing class (based on three-year performance) and the lowest performing class (based on five-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 30%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 40%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 60%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

For Fidelity Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the first quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 25% would mean that 75% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Historical Management Fees (BP) vs. Competitive Medians (BP):

Asset Manager 70%
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
84
81
81
78
78
75
70
70
74
75
57
56
56
56
56

	2006	2007	2008	2009	2010
TMG %	9%	11%	17%	15%	15%
Funds/Classes	120	130	135	123	127
ASPG Quartile	1st	1st	1st	1st	1st

Annual Report

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 20% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 30% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 40% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 50% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2010 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board also considered that the total expense ratio of Class B was above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 85% ranked below its competitive median for 2010 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board also considered that the total expense ratio of Class B was above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-UANNPRO-1111
1.878288.103

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Annual Report

September 30, 2011

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here) (Click Here)	Investment Changes Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets finished the third quarter in a significant downturn that intensified in late July and early August, as Congress struggled to raise the debt ceiling and Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade, along with continued evidence of a slowing global economy, heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Asset Manager 20% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	2.57%	3.69%	5.25%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Institutional Class on September 30, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

Fidelity Advisor Asset Manager 20% - Institutional Class
Barclays Capital® U.S. Aggregate Bond Index
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
$10,000
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
$17,349
$16,686

Annual Report

Fidelity Advisor Asset Manager 30% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Life of fund A
Institutional Class	1.93%	1.64%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Asset Manager 30% - Institutional Class
Barclays Capital U.S. Aggregate Bond Index
$13,056
$10,667
13,500
13,000
12,000
11,000
10,000
9,000
8,000
$ 7,600
2008
2009
2010
2011

Annual Report

Fidelity Advisor Asset Manager 40% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Life of fund A
Institutional Class	1.15%	0.61%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Asset Manager 40% - Institutional Class
Barclays Capital U.S. Aggregate Bond Index
$13,056
$10,243
13,500
12,000
11,000
10,000
9,000
8,000
$7,000
2008
2009
2010
2011

Annual Report

Fidelity Advisor Asset Manager 50% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	0.37%	2.39%	4.08%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 50%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Institutional Class on September 30, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

Fidelity Advisor Asset Manager 50% - InstitutionalClass
S&P 500® Index
17,000
16,000
14,000
12,000
10,000
9,000
$ 7,900
$14,920
$13,200
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

Annual Report

Fidelity Advisor Asset Manager 60% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Life of fund A
Institutional Class	-0.87%	-1.34%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Asset Manager 60% - InstitutionalClass
S&P 500 Index
11,000
10,000
9,000
8,000
7,000
6,000
$ 4,800
$9,477
$7,890
2008
2009
2010
2011

Annual Report

Fidelity Advisor Asset Manager 70% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-1.82%	0.82%	3.27%

A The initial offering of Institutional Class shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager 70%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Institutional Class on September 30, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Institutional Class took place on September 23, 2008. See above for additional information regarding the performance of Institutional Class.

Fidelity Advisor Asset Manager 70% - InstitutionalClass
S&P 500 Index
17,000
16,000
14,000
12,000
10,000
9,000
$ 7,900
$13,799
$13,200
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011

Annual Report

Fidelity Advisor Asset Manager 85% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-3.58%	-0.04%	3.41%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager 85%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Institutional Class on September 30, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

Fidelity Advisor Asset Manager 85% - InstitutionalClass
S&P 500 Index
18,000
16,000
14,000
12,000
10,000
9,000
8,000
$ 7,200
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
$13,977
$13,200

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks eked out slight gains for the 12 months ending September 30, 2011, as investor angst over global economic woes overtook the market in the latter half of the period, extinguishing the sharp run-up in equities from October through April. For the year, the S&P 500® Index rose only 1.14%, while the blue-chip Dow Jones Industrial AverageSM increased 3.83% and the technology-heavy Nasdaq Composite® Index added 2.96%. Following an extended rally fueled by encouraging economic activity, stocks eventually derailed in late July and early August amid wrangling over the U.S. debt ceiling, Standard & Poor's downgrade of the country's long-term sovereign credit rating and deepening debt troubles in Europe. Markets remained volatile through September, when the S&P 500® registered its worst calendar-quarter finish since late 2008. Among market segments, financials had the largest decline (-17%), while the defensive utilities sector fared best (+12%). Small and mid-sized stocks fell shy of their larger-cap counterparts, with the Russell 2000® and Russell Midcap® indexes returning -3.53% and -0.88%, respectively. The financial crisis in Europe helped push the MSCI® EAFE® (Europe, Australasia, Far East) Index to a 12-month decline of 9.26%, its weakest one-year trailing return in more than two years. In the fixed-income arena, investors' flight from risk buoyed perceived safer-haven investments, as reflected in the 5.26% gain of the Barclays Capital® U.S. Aggregate Bond Index, a proxy for investment-grade debt. Riskier high-yield bonds, bolstered solely by their high coupons, increased 1.30%, as measured by The BofA Merrill LynchSM US High Yield Constrained Index, while high-quality short-term debt instruments rose 0.16%, according to the Barclays Capital® U.S. 3 Month Treasury Bellwether Index.

Comments from Geoff Stein, Portfolio Manager of Fidelity Advisor Asset Manager® Funds: For the year, the Institutional Class shares of six out of the seven Advisor Asset Manager funds meaningfully underperformed their respective Composite benchmarks, with Advisor Asset Manager 20% performing about in line. Weak security selection largely outweighed positive asset allocation in most of the funds, with stock picks in domestic and foreign developed-markets equities being the main detractors. Within domestic equities, adverse stock choices in the underlying financials, information technology, energy, consumer discretionary and consumer staples central funds hurt performance. In foreign developed-markets equities, poor security selection, primarily in Europe, was somewhat counterbalanced by favorable market positioning. All told, these security selection head winds overshadowed the generally favorable impact of underweighting U.S. and international developed-markets stocks during most of what was a subpar period for equities. The portfolios were bolstered, however, by strong results from the investment-grade bond central fund. In such a volatile period, the key to good performance here was the central fund manager's ability to find and quickly capitalize on fleeting value in the marketplace. Adroit positioning in U.S. Treasuries is one example. The central fund was underweighted in the sector early in the period but increased its Treasury holdings, including an out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS), in time to benefit from their late-period rally. Another positive was security selection among government-agency mortgage-backed securities, which made up for an unhelpful underweighting in the sector. The fund also had favorable yield-curve positioning and strong results from outsized stakes in commercial mortgage-backed and asset-backed securities. As for my asset allocation strategy, given heightened volatility and a more uncertain market backdrop, I took a more cautious approach to risk in the hopes of preserving most of the gains the funds had generated since early 2009. Consequently, I gradually reduced the funds' domestic equity allocations and increased their exposure to lower-risk assets, such as investment-grade bonds. Underweighting domestic equities was especially helpful during the market's sharp sell-off in July and August. In July, I added a small direct investment in TIPS - in addition to what was held in the investment-grade bond central fund - via an exchange-traded fund (ETF). This addition proved timely because exposure to long-term Treasuries provided a nice boost to returns as Treasury yields declined to, in some cases, historic lows. The positive effect of underweighting poor-performing foreign developed-markets equities was cancelled out in most of the funds by their out-of-index holdings of emerging-markets equities, which did even worse.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Fidelity Asset Manager 20%
Class A	.85%
Actual		$ 1,000.00	$ 981.80	$ 4.22
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.31
Class T	1.11%
Actual		$ 1,000.00	$ 980.60	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.50	$ 5.62
Class B	1.65%
Actual		$ 1,000.00	$ 977.90	$ 8.18
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.60%
Actual		$ 1,000.00	$ 978.30	$ 7.93
Hypothetical A		$ 1,000.00	$ 1,017.05	$ 8.09
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Asset Manager 20%	.55%
Actual		$ 1,000.00	$ 983.40	$ 2.73
Hypothetical A		$ 1,000.00	$ 1,022.31	$ 2.79
Institutional Class	.59%
Actual		$ 1,000.00	$ 983.20	$ 2.93
Hypothetical A		$ 1,000.00	$ 1,022.11	$ 2.99
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 961.60	$ 4.43
Hypothetical A		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.14%
Actual		$ 1,000.00	$ 960.60	$ 5.60
Hypothetical A		$ 1,000.00	$ 1,019.35	$ 5.77
Class B	1.65%
Actual		$ 1,000.00	$ 957.70	$ 8.10
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 957.80	$ 8.10
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 30%	.62%
Actual		$ 1,000.00	$ 962.20	$ 3.05
Hypothetical A		$ 1,000.00	$ 1,021.96	$ 3.14
Institutional Class	.64%
Actual		$ 1,000.00	$ 962.90	$ 3.15
Hypothetical A		$ 1,000.00	$ 1,021.86	$ 3.24
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 939.10	$ 4.37
Hypothetical A		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 937.90	$ 5.59
Hypothetical A		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 935.40	$ 8.01
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 935.90	$ 8.01
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 940.40	$ 3.16
Hypothetical A		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 940.20	$ 3.16
Hypothetical A		$ 1,000.00	$ 1,021.81	$ 3.29
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Fidelity Asset Manager 50%
Class A	1.02%
Actual		$ 1,000.00	$ 916.60	$ 4.90
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.17
Class T	1.24%
Actual		$ 1,000.00	$ 914.90	$ 5.95
Hypothetical A		$ 1,000.00	$ 1,018.85	$ 6.28
Class B	1.76%
Actual		$ 1,000.00	$ 912.80	$ 8.44
Hypothetical A		$ 1,000.00	$ 1,016.24	$ 8.90
Class C	1.74%
Actual		$ 1,000.00	$ 913.00	$ 8.34
Hypothetical A		$ 1,000.00	$ 1,016.34	$ 8.80
Asset Manager 50%	.70%
Actual		$ 1,000.00	$ 917.60	$ 3.36
Hypothetical A		$ 1,000.00	$ 1,021.56	$ 3.55
Institutional Class	.75%
Actual		$ 1,000.00	$ 917.70	$ 3.61
Hypothetical A		$ 1,000.00	$ 1,021.31	$ 3.80
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 893.90	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.35%
Actual		$ 1,000.00	$ 891.60	$ 6.40
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.85%
Actual		$ 1,000.00	$ 889.50	$ 8.76
Hypothetical A		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.85%
Actual		$ 1,000.00	$ 889.20	$ 8.76
Hypothetical A		$ 1,000.00	$ 1,015.79	$ 9.35
Asset Manager 60%	.82%
Actual		$ 1,000.00	$ 894.30	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15
Institutional Class	.85%
Actual		$ 1,000.00	$ 894.20	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Fidelity Asset Manager 70%
Class A	1.09%
Actual		$ 1,000.00	$ 868.40	$ 5.11
Hypothetical A		$ 1,000.00	$ 1,019.60	$ 5.52
Class T	1.35%
Actual		$ 1,000.00	$ 867.80	$ 6.32
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.83
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011

Class B	1.90%
Actual		$ 1,000.00	$ 864.90	$ 8.88
Hypothetical A		$ 1,000.00	$ 1,015.54	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 865.70	$ 8.56
Hypothetical A		$ 1,000.00	$ 1,015.89	$ 9.25
Asset Manager 70%	.78%
Actual		$ 1,000.00	$ 870.40	$ 3.66
Hypothetical A		$ 1,000.00	$ 1,021.16	$ 3.95
Institutional Class	.81%
Actual		$ 1,000.00	$ 870.40	$ 3.80
Hypothetical A		$ 1,000.00	$ 1,021.01	$ 4.10
Fidelity Asset Manager 85%
Class A	1.10%
Actual		$ 1,000.00	$ 835.40	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.36%
Actual		$ 1,000.00	$ 834.90	$ 6.26
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.88
Class B	1.92%
Actual		$ 1,000.00	$ 832.50	$ 8.82
Hypothetical A		$ 1,000.00	$ 1,015.44	$ 9.70
Class C	1.84%
Actual		$ 1,000.00	$ 831.80	$ 8.45
Hypothetical A		$ 1,000.00	$ 1,015.84	$ 9.30
Asset Manager 85%	.82%
Actual		$ 1,000.00	$ 837.10	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,020.96	$ 4.15
Institutional Class	.82%
Actual		$ 1,000.00	$ 836.80	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .12%

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	15.9
Fannie Mae	12.2	15.4
Freddie Mac	4.1	3.1
Ginnie Mae	3.3	0.8
JPMorgan Chase Commercial Mortgage Securities Trust	0.5	0.4
	35.6
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 35.3%	U.S. Government and U.S. Government Agency Obligations 35.4%
AAA,AA,A 7.6%	AAA,AA,A 6.5%
BBB 6.6%	BBB 6.1%
BB and Below 7.7%	BB and Below 7.9%
Not Rated 0.7%	Not Rated 0.8%
Equities* 20.0%	Equities** 20.8%
Short-Term Investments and Net Other Assets 22.1%	Short-Term Investments and Net Other Assets 22.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Procter & Gamble Co.	0.2	0.2
Exxon Mobil Corp.	0.2	0.3
General Electric Co.	0.2	0.2
Chevron Corp.	0.2	0.2
	1.1
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 17.6%	Stock Class and Equity Futures** 22.2%
Bond Class 55.8%	Bond Class 51.2%
Short-Term Class 26.6%	Short-Term Class 26.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	3.9
Fidelity Information Technology Central Fund	2.4
Fidelity Financials Central Fund	1.9
Fidelity Health Care Central Fund	1.5
Fidelity Consumer Discretionary Central Fund	1.3
Fidelity Consumer Staples Central Fund	1.3
Fidelity Energy Central Fund	1.3
Fidelity Industrials Central Fund	1.3
Fidelity Emerging Markets Equity Central Fund	0.6
Fidelity Materials Central Fund	0.5
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	16.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.8
Investment Grade Fixed-Income Funds	49.3
Total Fixed-Income Central Funds	56.1
Money Market Central Funds	24.7
U.S. Treasury Obligations	0.1
Investment Companies	2.0
Net Other Assets (Liabilities)	0.2
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 9.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 16.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	6,240	$ 66,142
Fidelity Consumer Discretionary Central Fund (c)	400,881	45,800,662
Fidelity Consumer Staples Central Fund (c)	358,618	47,186,976
Fidelity Emerging Markets Equity Central Fund (c)	139,166	23,187,808
Fidelity Energy Central Fund (c)	488,987	49,177,444
Fidelity Financials Central Fund (c)	1,562,383	69,322,940
Fidelity Health Care Central Fund (c)	444,845	54,800,471
Fidelity Industrials Central Fund (c)	415,699	48,819,734
Fidelity Information Technology Central Fund (c)	581,740	87,435,476
Fidelity International Equity Central Fund (c)	2,503,394	144,821,347
Fidelity Materials Central Fund (c)	132,066	17,715,319
Fidelity Telecom Services Central Fund (c)	124,663	13,872,485
Fidelity Utilities Central Fund (c)	179,172	18,624,919
TOTAL EQUITY CENTRAL FUNDS (Cost $677,620,297)		620,831,723
Fixed-Income Central Funds - 56.1%

High Yield Fixed-Income Funds - 6.8%
Fidelity Emerging Markets Debt Central Fund (c)	1,920,447	18,474,704
Fidelity Floating Rate Central Fund (c)	1,203,145	114,683,799
Fidelity High Income Central Fund 1 (c)	1,283,823	117,444,135
TOTAL HIGH YIELD FIXED-INCOME FUNDS		250,602,638
Investment Grade Fixed-Income Funds - 49.3%
Fidelity Tactical Income Central Fund (c)	17,229,080	1,806,296,696
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,956,122,613)		2,056,899,334
Money Market Central Funds - 24.7%

Fidelity Cash Central Fund, 0.12% (a)	169,194,125	169,194,125
Fidelity Money Market Central Fund, 0.31% (a)	738,747,025	738,747,025
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $907,941,150)		907,941,150
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $4,224,983)	$ 4,225,000	$ 4,224,814
Investment Companies - 2.0%
	Shares
iShares Barclays TIPS Bond ETF (Cost $70,895,680)	639,731	73,121,253
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,616,804,723)		3,663,018,274
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,054,174
NET ASSETS - 100%		$ 3,669,072,448
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
730 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 41,099,000	$ (746,415)
55 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	3,703,150	(117,071)
305 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	12,814,575	(1,944,716)
TOTAL EQUITY INDEX CONTRACTS		$ 57,616,725	$ (2,808,202)

The face value of futures purchased as a percentage of net assets is 1.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,224,814.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 268,035
Fidelity Commodity Strategy Central Fund	10,198
Fidelity Consumer Discretionary Central Fund	651,493
Fidelity Consumer Staples Central Fund	1,340,174
Fidelity Emerging Markets Debt Central Fund	592,335
Fidelity Emerging Markets Equity Central Fund	443,462
Fidelity Energy Central Fund	898,441
Fidelity Financials Central Fund	875,013
Fidelity Floating Rate Central Fund	5,101,932
Fidelity Health Care Central Fund	404,767
Fidelity High Income Central Fund 1	9,197,900
Fidelity Industrials Central Fund	861,329
Fidelity Information Technology Central Fund	342,032
Fidelity International Equity Central Fund	4,630,783
Fidelity Materials Central Fund	305,598
Fidelity Money Market Central Fund	2,444,786
Fidelity Securities Lending Cash Central Fund	420
Fidelity Tactical Income Central Fund	52,148,219
Fidelity Telecom Services Central Fund	354,256
Fidelity Utilities Central Fund	553,095
Total	$ 81,424,268
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 35,084,213	$ 26,304,683	$ 62,125,179	$ 66,142	0.0%
Fidelity Consumer Discretionary Central Fund	45,560,668	10,186,648	10,429,973	45,800,662	7.6%
Fidelity Consumer Staples Central Fund	43,988,692	9,262,856	8,208,684	47,186,976	7.3%
Fidelity Emerging Markets Debt Central Fund	-	19,589,542	368,886	18,474,704	17.9%
Fidelity Emerging Markets Equity Central Fund	35,966,470	11,743,004	20,273,949	23,187,808	9.2%
Fidelity Energy Central Fund	44,327,258	16,733,352	11,974,477	49,177,444	7.4%
Fidelity Financials Central Fund	82,498,800	23,479,354	18,234,248	69,322,940	7.6%
Fidelity Floating Rate Central Fund	97,415,747	22,310,713	2,688,839	114,683,799	4.1%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Health Care Central Fund	51,145,285	12,038,829	13,311,085	54,800,471	7.6%
Fidelity High Income Central Fund 1	121,836,478	23,924,474	22,704,375	117,444,135	23.6%
Fidelity Industrials Central Fund	49,634,644	11,523,127	9,722,994	48,819,734	7.8%
Fidelity Information Technology Central Fund	76,871,824	25,857,036	13,217,074	87,435,476	7.8%
Fidelity International Equity Central Fund	150,090,745	38,071,167	23,740,315	144,821,347	9.8%
Fidelity Materials Central Fund	16,958,529	5,644,633	3,946,934	17,715,319	8.2%
Fidelity Tactical Income Central Fund	1,487,037,888	475,472,033	213,767,153	1,806,296,696	35.5%
Fidelity Telecom Services Central Fund	13,038,484	3,180,088	1,605,213	13,872,485	7.6%
Fidelity Utilities Central Fund	16,478,538	3,650,124	2,657,609	18,624,919	7.6%
Total	$ 2,367,934,263	$ 738,971,663	$ 438,976,987	$ 2,677,731,057
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 620,831,723	$ 620,831,723	$ -	$ -
Fixed-Income Central Funds	2,056,899,334	2,056,899,334	-	-
Money Market Central Funds	907,941,150	907,941,150	-	-
U.S. Treasury Obligations	4,224,814	-	4,224,814	-
Investment Companies	73,121,253	73,121,253	-	-
Total Investments in Securities:	$ 3,663,018,274	$ 3,658,793,460	$ 4,224,814	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,808,202)	$ (2,808,202)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (2,808,202)
Total Value of Derivatives	$ -	$ (2,808,202)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $75,120,663)	$ 77,346,067
Fidelity Central Funds (cost $3,541,684,060)	3,585,672,207
Total Investments (cost $3,616,804,723)		$ 3,663,018,274
Receivable for investments sold		9,219,906
Receivable for fund shares sold		4,616,275
Distributions receivable from Fidelity Central Funds		10,727
Other receivables		34,615
Total assets		3,676,899,797

Liabilities
Payable for investments purchased	$ 1,795,614
Payable for fund shares redeemed	2,562,502
Accrued management fee	1,282,268
Distribution and service plan fees payable	33,727
Payable for daily variation margin on futures contracts	1,746,640
Other affiliated payables	381,609
Other payables and accrued expenses	24,989
Total liabilities		7,827,349

Net Assets		$ 3,669,072,448
Net Assets consist of:
Paid in capital		$ 3,632,818,834
Undistributed net investment income		6,348,772
Accumulated undistributed net realized gain (loss) on investments		(13,500,507)
Net unrealized appreciation (depreciation) on investments		43,405,349
Net Assets		$ 3,669,072,448

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,016,367 ÷ 2,853,215 shares)		$ 12.62

Maximum offering price per share (100/94.25 of $12.62)		$ 13.39
Class T: Net Asset Value and redemption price per share ($17,765,405 ÷ 1,409,720 shares)		$ 12.60

Maximum offering price per share (100/96.50 of $12.60)		$ 13.06
Class B: Net Asset Value and offering price per share ($3,044,251 ÷ 241,882 shares)A		$ 12.59

Class C: Net Asset Value and offering price per share ($19,325,013 ÷ 1,537,816 shares)A		$ 12.57

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($3,569,847,981 ÷ 282,388,276 shares)		$ 12.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,073,431 ÷ 1,825,986 shares)		$ 12.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 1,664,970
Interest		744
Income from Fidelity Central Funds		81,424,268
Total income		83,089,982

Expenses
Management fee	$ 14,604,720
Transfer agent fees	3,353,667
Distribution and service plan fees	383,288
Accounting and security lending fees	1,092,034
Custodian fees and expenses	3,073
Independent trustees' compensation	12,403
Registration fees	215,609
Audit	29,029
Legal	15,097
Miscellaneous	31,869
Total expenses before reductions	19,740,789
Expense reductions	(187,194)	19,553,595
Net investment income (loss)		63,536,387
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,405,680
Fidelity Central Funds	58,881,545
Futures contracts	(496,370)
Capital gain distributions from Fidelity Central Funds	809,125
Total net realized gain (loss)		62,599,980
Change in net unrealized appreciation (depreciation) on: Investment securities	(46,853,979)
Futures contracts	(3,708,051)
Total change in net unrealized appreciation (depreciation)		(50,562,030)
Net gain (loss)		12,037,950
Net increase (decrease) in net assets resulting from operations		$ 75,574,337

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,536,387	$ 56,796,031
Net realized gain (loss)	62,599,980	31,482,211
Change in net unrealized appreciation (depreciation)	(50,562,030)	137,355,237
Net increase (decrease) in net assets resulting from operations	75,574,337	225,633,479
Distributions to shareholders from net investment income	(63,282,114)	(53,944,822)
Distributions to shareholders from net realized gain	(3,918,088)	(1,063,144)
Total distributions	(67,200,202)	(55,007,966)
Share transactions - net increase (decrease)	524,800,432	610,462,151
Total increase (decrease) in net assets	533,174,567	781,087,664

Net Assets
Beginning of period	3,135,897,881	2,354,810,217
End of period (including undistributed net investment income of $6,348,772 and undistributed net investment income of $6,083,002, respectively)	$ 3,669,072,448	$ 3,135,897,881

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.19	.22	.33	.39	.48
Net realized and unrealized gain (loss)	.09	.74	.48	(1.27)	.40
Total from investment operations	.28	.96	.81	(.88)	.88
Distributions from net investment income	(.20)	(.21)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.21) J	(.21) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	2.22%	8.26%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H, K
Expenses before reductions	.85%	.84%	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.85%	.84%	.87%	.86%	.87% A
Expenses net of all reductions	.85%	.83%	.87%	.86%	.87% A
Net investment income (loss)	1.51%	1.80%	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,016	$ 31,268	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.16	.19	.30	.36	.45
Net realized and unrealized gain (loss)	.09	.74	.48	(1.28)	.40
Total from investment operations	.25	.93	.78	(.92)	.85
Distributions from net investment income	(.16)	(.18)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.18)	(.18) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	1.96%	8.00%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H, J
Expenses before reductions	1.11%	1.09%	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.10%	1.09%	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.10%	1.09%	1.11%	1.12%	1.11% A
Net investment income (loss)	1.26%	1.55%	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,765	$ 15,771	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.09	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.10	.74	.49	(1.27)	.38
Total from investment operations	.19	.86	.73	(.98)	.77
Distributions from net investment income	(.09)	(.11)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.11)	(.12)	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	1.48%	7.34%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H, I
Expenses before reductions	1.65%	1.67%	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.66%	1.65% A
Net investment income (loss)	.72%	.99%	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,044	$ 3,717	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.50	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.10	.12	.24	.29	.39
Net realized and unrealized gain (loss)	.09	.74	.49	(1.26)	.38
Total from investment operations	.19	.86	.73	(.97)	.77
Distributions from net investment income	(.10)	(.12)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.12)	(.12) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	1.48%	7.40%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H, J
Expenses before reductions	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61%	1.61%	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.60%	1.60%	1.63%	1.64%	1.64% A
Net investment income (loss)	.76%	1.03%	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,325	$ 15,728	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.82	$ 11.36	$ 12.91	$ 13.14
Income from Investment Operations
Net investment income (loss) B	.23	.25	.35	.43	.53
Net realized and unrealized gain (loss)	.09	.75	.50	(1.28)	.38
Total from investment operations	.32	1.00	.85	(.85)	.91
Distributions from net investment income	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Total Return A	2.52%	8.54%	7.90%	(6.90)%	7.26%
Ratios to Average Net Assets D, E
Expenses before reductions	.55%	.56%	.58%	.56%	.57%
Expenses net of fee waivers, if any	.55%	.56%	.58%	.56%	.57%
Expenses net of all reductions	.54%	.56%	.58%	.56%	.57%
Net investment income (loss)	1.82%	2.08%	3.30%	3.48%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384	$ 2,509,481
Portfolio turnover rate C	19%	18%	16%	5%	6%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.23	.25	.36	.42	.53
Net realized and unrealized gain (loss)	.10	.74	.50	(1.27)	.38
Total from investment operations	.33	.99	.86	(.85)	.91
Distributions from net investment income	(.23)	(.24)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.02)	(.01)	-	(.25)	(.59)
Total distributions	(.25)	(.25)	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	2.57%	8.46%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G, H
Expenses before reductions	.59%	.56%	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.59%	.56%	.56%	.57%	.59% A
Expenses net of all reductions	.59%	.55%	.56%	.56%	.59% A
Net investment income (loss)	1.77%	2.09%	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,073	$ 4,739	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	19%	18%	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.5	16.1
Fannie Mae	12.3	15.6
Freddie Mac	4.1	3.1
Ginnie Mae	3.3	0.8
JPMorgan Chase Commercial Mortgage Securities Trust	0.5	0.4
	35.7
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 35.4%	U.S. Government and U.S. Government Agency Obligations 35.7%
AAA,AA,A 7.6%	AAA,AA,A 6.6%
BBB 6.6%	BBB 6.1%
BB and Below 7.8%	BB and Below 7.7%
Not Rated 0.7%	Not Rated 0.7%
Equities* 29.2%	Equities** 31.5%
Short-Term Investments and Net Other Assets 12.7%	Short-Term Investments and Net Other Assets 11.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.5
Procter & Gamble Co.	0.3	0.3
Exxon Mobil Corp.	0.3	0.4
General Electric Co.	0.3	0.3
Chevron Corp.	0.3	0.2
	1.6
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 27.0%	Stock Class and Equity Futures** 31.7%
Bond Class 55.9%	Bond Class 51.4%
Short-Term Class 17.1%	Short-Term Class 16.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	**Includes investment in Fidelity Commodity Strategy Central Fund of 1.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	6.3
Fidelity Information Technology Central Fund	3.7
Fidelity Financials Central Fund	3.0
Fidelity Health Care Central Fund	2.4
Fidelity Energy Central Fund	2.1
Fidelity Industrials Central Fund	2.1
Fidelity Consumer Discretionary Central Fund	2.0
Fidelity Consumer Staples Central Fund	2.0
Fidelity Emerging Markets Equity Central Fund	1.1
Fidelity Utilities Central Fund	0.8
Fidelity Materials Central Fund	0.7
Fidelity Telecom Services Central Fund	0.5
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	26.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.9
Investment Grade Fixed-Income Funds	49.4
Total Fixed-Income Central Funds	56.3
Money Market Central Funds	14.8
U.S. Treasury Obligations	0.1
Investment Companies	1.9
Net Other Assets (Liabilities)	0.2
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 12.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 26.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	409	$ 4,338
Fidelity Consumer Discretionary Central Fund (c)	39,628	4,527,444
Fidelity Consumer Staples Central Fund (c)	34,308	4,514,241
Fidelity Emerging Markets Equity Central Fund (c)	15,905	2,650,161
Fidelity Energy Central Fund (c)	48,245	4,852,034
Fidelity Financials Central Fund (c)	156,318	6,935,833
Fidelity Health Care Central Fund (c)	44,046	5,426,053
Fidelity Industrials Central Fund (c)	40,578	4,765,482
Fidelity Information Technology Central Fund (c)	56,811	8,538,750
Fidelity International Equity Central Fund (c)	252,556	14,610,379
Fidelity Materials Central Fund (c)	12,775	1,713,575
Fidelity Telecom Services Central Fund (c)	10,963	1,219,966
Fidelity Utilities Central Fund (c)	17,060	1,773,438
TOTAL EQUITY CENTRAL FUNDS (Cost $68,461,144)		61,531,694
Fixed-Income Central Funds - 56.3%

High Yield Fixed-Income Funds - 6.9%
Fidelity Emerging Markets Debt Central Fund (c)	114,248	1,099,064
Fidelity Floating Rate Central Fund (c)	77,333	7,371,402
Fidelity High Income Central Fund 1 (c)	81,503	7,455,874
TOTAL HIGH YIELD FIXED-INCOME FUNDS		15,926,340
Investment Grade Fixed-Income Funds - 49.4%
Fidelity Tactical Income Central Fund (c)	1,085,101	113,762,037
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $124,014,056)		129,688,377
Money Market Central Funds - 14.8%

Fidelity Cash Central Fund, 0.12% (a)	11,850,577	11,850,577
Fidelity Money Market Central Fund, 0.31% (a)	22,265,454	22,265,454
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $34,116,031)		34,116,031
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to .01% 11/25/11 (b) (Cost $324,999)	$ 325,000	324,986
Investment Companies - 1.9%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $4,300,364)	38,800	$ 4,434,840
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $231,216,594)		230,095,928
NET OTHER ASSETS (LIABILITIES) - 0.2%		454,535
NET ASSETS - 100%		$ 230,550,463
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
49 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 2,758,700	$ (49,580)
2 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	134,660	(4,257)
23 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	966,345	(148,155)
TOTAL EQUITY INDEX CONTRACTS		$ 3,859,705	$ (201,992)

The face value of futures purchased as a percentage of net assets is 1.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $324,986.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,630
Fidelity Commodity Strategy Central Fund	659
Fidelity Consumer Discretionary Central Fund	53,264
Fidelity Consumer Staples Central Fund	109,647
Fidelity Emerging Markets Debt Central Fund	33,996
Fidelity Emerging Markets Equity Central Fund	41,394
Fidelity Energy Central Fund	74,680
Fidelity Financials Central Fund	72,639
Fidelity Floating Rate Central Fund	276,831
Fidelity Health Care Central Fund	32,148
Fidelity High Income Central Fund 1	481,443
Fidelity Industrials Central Fund	70,712
Fidelity Information Technology Central Fund	29,738
Fidelity International Equity Central Fund	409,045
Fidelity Materials Central Fund	25,321
Fidelity Money Market Central Fund	53,497
Fidelity Tactical Income Central Fund	2,838,907
Fidelity Telecom Services Central Fund	25,845
Fidelity Utilities Central Fund	44,279
Total	$ 4,692,675
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,240,023	$ 2,683,128	$ 3,824,984	$ 4,338	0.0%
Fidelity Consumer Discretionary Central Fund	2,836,215	2,234,687	380,195	4,527,444	0.7%
Fidelity Consumer Staples Central Fund	2,843,919	2,074,542	507,419	4,514,241	0.7%
Fidelity Emerging Markets Debt Central Fund	-	1,188,702	45,590	1,099,064	1.1%
Fidelity Emerging Markets Equity Central Fund	1,939,042	2,299,768	1,018,903	2,650,161	1.1%
Fidelity Energy Central Fund	2,899,956	3,217,487	802,260	4,852,034	0.7%
Fidelity Financials Central Fund	5,225,903	5,058,026	1,373,843	6,935,833	0.8%
Fidelity Floating Rate Central Fund	4,064,391	3,928,845	383,684	7,371,402	0.3%
Fidelity Health Care Central Fund	3,238,395	2,802,070	784,957	5,426,053	0.7%
Fidelity High Income Central Fund 1	4,863,799	4,320,688	1,307,101	7,455,874	1.5%
Fidelity Industrials Central Fund	2,985,576	2,740,472	425,635	4,765,482	0.8%
Fidelity Information Technology Central Fund	4,518,643	5,696,697	978,713	8,538,750	0.8%
Fidelity International Equity Central Fund	9,992,395	9,815,651	2,857,692	14,610,379	1.0%
Fidelity Materials Central Fund	1,042,730	1,029,669	131,582	1,713,575	0.8%
Fidelity Tactical Income Central Fund	62,297,007	62,078,001	14,334,451	113,762,037	2.2%
Fidelity Telecom Services Central Fund	753,772	624,331	79,882	1,219,966	0.7%
Fidelity Utilities Central Fund	1,047,040	785,746	138,397	1,773,438	0.7%
Total	$ 111,788,806	$ 112,578,510	$ 29,375,288	$ 191,220,071
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 61,531,694	$ 61,531,694	$ -	$ -
Fixed-Income Central Funds	129,688,377	129,688,377	-	-
Money Market Central Funds	34,116,031	34,116,031	-	-
U.S. Treasury Obligations	324,986	-	324,986	-
Investment Companies	4,434,840	4,434,840	-	-
Total Investments in Securities:	$ 230,095,928	$ 229,770,942	$ 324,986	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (201,992)	$ (201,992)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (201,992)
Total Value of Derivatives	$ -	$ (201,992)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.3%
United Kingdom	2.2%
Japan	1.1%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,625,363)	$ 4,759,826
Fidelity Central Funds (cost $226,591,231)	225,336,102
Total Investments (cost $231,216,594)		$ 230,095,928
Receivable for investments sold		608,110
Receivable for fund shares sold		803,853
Distributions receivable from Fidelity Central Funds		678
Receivable from investment adviser for expense reductions		2,041
Other receivables		3,193
Total assets		231,513,803

Liabilities
Payable for investments purchased	$ 521,633
Payable for fund shares redeemed	190,271
Accrued management fee	78,727
Distribution and service plan fees payable	9,949
Payable for daily variation margin on futures contracts	118,203
Other affiliated payables	25,552
Other payables and accrued expenses	19,005
Total liabilities		963,340

Net Assets		$ 230,550,463
Net Assets consist of:
Paid in capital		$ 230,861,722
Undistributed net investment income		354,890
Accumulated undistributed net realized gain (loss) on investments		656,509
Net unrealized appreciation (depreciation) on investments		(1,322,658)
Net Assets		$ 230,550,463

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,024,168 ÷ 963,233 shares)		$ 9.37

Maximum offering price per share (100/94.25 of $9.37)		$ 9.94
Class T: Net Asset Value and redemption price per share ($4,884,984 ÷ 522,005 shares)		$ 9.36

Maximum offering price per share (100/96.50 of $9.36)		$ 9.70
Class B: Net Asset Value and offering price per share ($1,076,019 ÷ 114,980 shares)A		$ 9.36

Class C: Net Asset Value and offering price per share ($5,967,130 ÷ 638,776 shares)A		$ 9.34

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($208,380,313 ÷ 22,233,553 shares)		$ 9.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,217,849 ÷ 129,917 shares)		$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 101,676
Interest		18
Income from Fidelity Central Funds		4,692,675
Total income		4,794,369

Expenses
Management fee	$ 789,598
Transfer agent fees	183,660
Distribution and service plan fees	116,365
Accounting fees and expenses	78,912
Custodian fees and expenses	2,477
Independent trustees' compensation	639
Registration fees	88,931
Audit	26,961
Legal	645
Miscellaneous	1,198
Total expenses before reductions	1,289,386
Expense reductions	(16,823)	1,272,563
Net investment income (loss)		3,521,806
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	166,644
Fidelity Central Funds	3,613,518
Futures contracts	(182,485)
Capital gain distributions from Fidelity Central Funds	51,383
Total net realized gain (loss)		3,649,060
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,251,015)
Futures contracts	(201,492)
Total change in net unrealized appreciation (depreciation)		(7,452,507)
Net gain (loss)		(3,803,447)
Net increase (decrease) in net assets resulting from operations		$ (281,641)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,521,806	$ 2,024,010
Net realized gain (loss)	3,649,060	2,731,395
Change in net unrealized appreciation (depreciation)	(7,452,507)	4,522,277
Net increase (decrease) in net assets resulting from operations	(281,641)	9,277,682
Distributions to shareholders from net investment income	(3,364,493)	(1,979,157)
Distributions to shareholders from net realized gain	(4,696,545)	(414,377)
Total distributions	(8,061,038)	(2,393,534)
Share transactions - net increase (decrease)	109,056,408	51,214,605
Total increase (decrease) in net assets	100,713,729	58,098,753

Net Assets
Beginning of period	129,836,734	71,737,981
End of period (including undistributed net investment income of $354,890 and undistributed net investment income of $201,061, respectively)	$ 230,550,463	$ 129,836,734

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.01 G	.67	.40	(1.39)
Total from investment operations	.17	.84	.62	(1.15)
Distributions from net investment income	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C,D	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets I, J
Expenses before reductions	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.01 G	.67	.40	(1.40)
Total from investment operations	.15	.82	.60	(1.18)
Distributions from net investment income	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets I, J
Expenses before reductions	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.10	.16	.17
Net realized and unrealized gain (loss)	- G,J	.67	.40	(1.39)
Total from investment operations	.09	.77	.56	(1.22)
Distributions from net investment income	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.38)	(.15) K	(.18)	(.13)
Net asset value, end of period	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B,C,D	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets I, L
Expenses before reductions	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

L Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.01 G	.67	.39	(1.39)
Total from investment operations	.10	.77	.55	(1.22)
Distributions from net investment income	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B,C,D	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets I, J
Expenses before reductions	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate F	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.01 F	.67	.40	(1.39)
Total from investment operations	.20	.86	.64	(1.13)
Distributions from net investment income	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets H, I
Expenses before reductions	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate E	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.19	.24	.26
Net realized and unrealized gain (loss)	- F,I	.67	.40	(1.39)
Total from investment operations	.19	.86	.64	(1.13)
Distributions from net investment income	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.31)	(.05)	-	-
Total distributions	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B,C	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets H, J
Expenses before reductions	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate E	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

K Total distributions of $.48 is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.1	14.1
Fannie Mae	11.1	13.7
Freddie Mac	3.7	2.7
Ginnie Mae	3.0	0.7
JPMorgan Chase Commercial Mortgage Securities Trust	0.5	0.4
	32.4
Quality Diversification (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Government and U.S. Government Agency Obligations 32.0%	U.S. Government and U.S. Government Agency Obligations 31.3%
AAA,AA,A 7.0%	AAA,AA,A 5.9%
BBB 5.8%	BBB 5.6%
BB and Below 7.4%	BB and Below 7.1%
Not Rated 0.7%	Not Rated 0.7%
Equities* 38.5%	Equities** 41.7%
Short-Term Investments and Net Other Assets 8.6%	Short-Term Investments and Net Other Assets 7.7%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
Procter & Gamble Co.	0.5	0.4
Exxon Mobil Corp.	0.4	0.5
General Electric Co.	0.4	0.4
Chevron Corp.	0.4	0.3
	2.3
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 37.0%	Stock Class and Equity Futures** 41.2%
Bond Class 50.6%	Bond Class 45.9%
Short-Term Class 12.4%	Short-Term Class 12.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	8.7
Fidelity Information Technology Central Fund	5.1
Fidelity Financials Central Fund	4.3
Fidelity Health Care Central Fund	3.3
Fidelity Energy Central Fund	3.0
Fidelity Industrials Central Fund	2.9
Fidelity Consumer Staples Central Fund	2.8
Fidelity Consumer Discretionary Central Fund	2.7
Fidelity Emerging Markets Equity Central Fund	1.6
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity Telecom Services Central Fund	0.7
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	37.3
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.8
Investment Grade Fixed-Income Funds	44.5
Total Fixed-Income Central Funds	51.3
Money Market Central Funds	9.6
U.S. Treasury Obligations	0.1
Investment Companies	1.4
Net Other Assets (Liabilities)	0.3
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 17.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 37.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	296	$ 3,132
Fidelity Consumer Discretionary Central Fund (c)	39,244	4,483,655
Fidelity Consumer Staples Central Fund (c)	34,648	4,558,982
Fidelity Emerging Markets Equity Central Fund (c)	16,161	2,692,815
Fidelity Energy Central Fund (c)	49,628	4,991,049
Fidelity Financials Central Fund (c)	160,774	7,133,563
Fidelity Health Care Central Fund (c)	44,307	5,458,156
Fidelity Industrials Central Fund (c)	41,032	4,818,810
Fidelity Information Technology Central Fund (c)	56,487	8,490,020
Fidelity International Equity Central Fund (c)	247,924	14,342,393
Fidelity Materials Central Fund (c)	13,204	1,771,211
Fidelity Telecom Services Central Fund (c)	11,005	1,224,590
Fidelity Utilities Central Fund (c)	17,378	1,806,392
TOTAL EQUITY CENTRAL FUNDS (Cost $68,985,873)		61,774,768
Fixed-Income Central Funds - 51.3%

High Yield Fixed-Income Funds - 6.8%
Fidelity Emerging Markets Debt Central Fund (c)	83,145	799,850
Fidelity Floating Rate Central Fund (c)	54,269	5,172,942
Fidelity High Income Central Fund 1 (c)	57,199	5,232,601
TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,205,393
Investment Grade Fixed-Income Funds - 44.5%
Fidelity Tactical Income Central Fund (c)	703,645	73,770,150
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $81,643,744)		84,975,543
Money Market Central Funds - 9.6%

Fidelity Cash Central Fund, 0.12% (a)	5,752,626	5,752,626
Fidelity Money Market Central Fund, 0.31% (a)	10,215,408	10,215,408
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $15,968,034)		15,968,034
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to .01% 11/25/11 (b) (Cost $224,999)	$ 225,000	224,990
Investment Companies - 1.4%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $2,220,641)	20,000	$ 2,286,003
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $169,043,291)	165,229,338
NET OTHER ASSETS (LIABILITIES) - 0.3%	450,271
NET ASSETS - 100%	$ 165,679,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 788,200	$ (16,802)
22 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	924,330	(145,781)
TOTAL EQUITY INDEX CONTRACTS		$ 1,712,530	$ (162,583)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $124,995.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,846
Fidelity Commodity Strategy Central Fund	490
Fidelity Consumer Discretionary Central Fund	50,673
Fidelity Consumer Staples Central Fund	103,779
Fidelity Emerging Markets Debt Central Fund	24,636
Fidelity Emerging Markets Equity Central Fund	39,440
Fidelity Energy Central Fund	71,269
Fidelity Financials Central Fund	69,239
Fidelity Floating Rate Central Fund	195,075
Fidelity Health Care Central Fund	30,641
Fidelity High Income Central Fund 1	337,233
Fidelity Industrials Central Fund	67,098
Fidelity Information Technology Central Fund	28,050
Fidelity International Equity Central Fund	386,729
Fidelity Materials Central Fund	24,369
Fidelity Money Market Central Fund	23,094
Fidelity Tactical Income Central Fund	1,758,067
Fidelity Telecom Services Central Fund	24,796
Fidelity Utilities Central Fund	41,637
Total	$ 3,287,161
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 939,062	$ 2,049,502	$ 2,904,574	$ 3,132	0.0%
Fidelity Consumer Discretionary Central Fund	2,746,341	2,416,053	514,763	4,483,655	0.7%
Fidelity Consumer Staples Central Fund	2,734,564	2,279,026	557,125	4,558,982	0.7%
Fidelity Emerging Markets Debt Central Fund	-	864,556	32,740	799,850	0.8%
Fidelity Emerging Markets Equity Central Fund	1,893,785	2,314,324	987,443	2,692,815	1.1%
Fidelity Energy Central Fund	2,808,419	3,288,943	667,288	4,991,049	0.8%
Fidelity Financials Central Fund	4,798,986	5,521,511	1,288,216	7,133,563	0.8%
Fidelity Floating Rate Central Fund	2,867,577	2,733,050	260,158	5,172,942	0.2%
Fidelity Health Care Central Fund	3,113,727	2,976,658	798,491	5,458,156	0.8%
Fidelity High Income Central Fund 1	3,382,802	3,125,255	976,820	5,232,601	1.1%
Fidelity Industrials Central Fund	2,902,234	2,879,733	451,720	4,818,810	0.8%
Fidelity Information Technology Central Fund	4,037,161	6,224,471	1,074,713	8,490,020	0.8%
Fidelity International Equity Central Fund	9,145,167	9,945,228	2,507,440	14,342,393	1.0%
Fidelity Materials Central Fund	1,035,671	1,082,015	136,500	1,771,211	0.8%
Fidelity Tactical Income Central Fund	38,036,299	41,273,215	7,890,442	73,770,150	1.5%
Fidelity Telecom Services Central Fund	753,739	688,771	144,873	1,224,590	0.7%
Fidelity Utilities Central Fund	973,601	884,581	128,536	1,806,392	0.7%
Total	$ 82,169,135	$ 90,546,892	$ 21,321,842	$ 146,750,311
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 61,774,768	$ 61,774,768	$ -	$ -
Fixed-Income Central Funds	84,975,543	84,975,543	-	-
Money Market Central Funds	15,968,034	15,968,034	-	-
U.S. Treasury Obligations	224,990	-	224,990	-
Investment Companies	2,286,003	2,286,003	-	-
Total Investments in Securities:	$ 165,229,338	$ 165,004,348	$ 224,990	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (162,583)	$ (162,583)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (162,583)
Total Value of Derivatives	$ -	$ (162,583)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.9%
United Kingdom	3.0%
Japan	1.4%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,445,640)	$ 2,510,993
Fidelity Central Funds (cost $166,597,651)	162,718,345
Total Investments (cost $169,043,291)		$ 165,229,338
Cash		84,042
Receivable for investments sold		449,843
Receivable for fund shares sold		2,832,990
Distributions receivable from Fidelity Central Funds		344
Receivable from investment adviser for expense reductions		4,636
Other receivables		2,912
Total assets		168,604,105

Liabilities
Payable for investments purchased	$ 2,337,358
Payable for fund shares redeemed	429,130
Accrued management fee	55,292
Distribution and service plan fees payable	7,770
Payable for daily variation margin on futures contracts	56,871
Other affiliated payables	19,131
Other payables and accrued expenses	18,944
Total liabilities		2,924,496

Net Assets		$ 165,679,609
Net Assets consist of:
Paid in capital		$ 167,163,931
Undistributed net investment income		794,062
Accumulated undistributed net realized gain (loss) on investments		1,698,152
Net unrealized appreciation (depreciation) on investments		(3,976,536)
Net Assets		$ 165,679,609

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,337,135 ÷ 1,132,106 shares)		$ 9.13

Maximum offering price per share (100/94.25 of $9.13)		$ 9.69
Class T: Net Asset Value and redemption price per share ($3,760,187 ÷ 412,436 shares)		$ 9.12

Maximum offering price per share (100/96.50 of $9.12)		$ 9.45
Class B: Net Asset Value and offering price per share ($855,892 ÷ 93,852 shares)A		$ 9.12

Class C: Net Asset Value and offering price per share ($3,910,593 ÷ 429,473 shares)A		$ 9.11

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($146,235,959 ÷ 16,021,253 shares)		$ 9.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($579,843 ÷ 63,517 shares)		$ 9.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 56,025
Interest		12
Income from Fidelity Central Funds		3,287,161
Total income		3,343,198

Expenses
Management fee	$ 554,767
Transfer agent fees	140,360
Distribution and service plan fees	82,545
Accounting fees and expenses	55,441
Custodian fees and expenses	2,422
Independent trustees' compensation	450
Registration fees	83,757
Audit	26,952
Legal	453
Miscellaneous	855
Total expenses before reductions	948,002
Expense reductions	(21,735)	926,267
Net investment income (loss)		2,416,931
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,960
Fidelity Central Funds	2,684,248
Futures contracts	(181,712)
Capital gain distributions from Fidelity Central Funds	38,046
Total net realized gain (loss)		2,647,542
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,262,772)
Futures contracts	(162,583)
Total change in net unrealized appreciation (depreciation)		(7,425,355)
Net gain (loss)		(4,777,813)
Net increase (decrease) in net assets resulting from operations		$ (2,360,882)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,416,931	$ 1,339,556
Net realized gain (loss)	2,647,542	2,235,833
Change in net unrealized appreciation (depreciation)	(7,425,355)	2,894,489
Net increase (decrease) in net assets resulting from operations	(2,360,882)	6,469,878
Distributions to shareholders from net investment income	(2,058,508)	(1,163,953)
Distributions to shareholders from net realized gain	(2,999,305)	(185,158)
Total distributions	(5,057,813)	(1,349,111)
Share transactions - net increase (decrease)	82,055,159	41,051,049
Total increase (decrease) in net assets	74,636,464	46,171,816

Net Assets
Beginning of period	91,043,145	44,871,329
End of period (including undistributed net investment income of $794,062 and undistributed net investment income of $432,442, respectively)	$ 165,679,609	$ 91,043,145

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.16	.20	.23
Net realized and unrealized gain (loss)	(.06)	.70	.34	(1.66)
Total from investment operations	.10	.86	.54	(1.43)
Distributions from net investment income	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B,C,D	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets H, I
Expenses before reductions	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.14	.18	.21
Net realized and unrealized gain (loss)	(.05)	.70	.35	(1.66)
Total from investment operations	.08	.84	.53	(1.45)
Distributions from net investment income	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B,C,D	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets H, I
Expenses before reductions	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.14	.16
Net realized and unrealized gain (loss)	(.06)	.71	.35	(1.66)
Total from investment operations	.02	.80	.49	(1.50)
Distributions from net investment income	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.34) I	(.11)	(.14)	(.10)
Net asset value, end of period	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B,C,D	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets H, J
Expenses before reductions	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.14	.16
Net realized and unrealized gain (loss)	(.05)	.70	.34	(1.65)
Total from investment operations	.03	.79	.48	(1.49)
Distributions from net investment income	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.35) I	(.12)	(.13)	(.10)
Net asset value, end of period	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B,C,D	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets H, J
Expenses before reductions	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate F	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.22	.25
Net realized and unrealized gain (loss)	(.06)	.71	.34	(1.65)
Total from investment operations	.12	.89	.56	(1.40)
Distributions from net investment income	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.44) H	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G, I
Expenses before reductions	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate E	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

I Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.18	.22	.25
Net realized and unrealized gain (loss)	(.06)	.71	.34	(1.65)
Total from investment operations	.12	.89	.56	(1.40)
Distributions from net investment income	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.28)	(.03)	-	-
Total distributions	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B,C	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets G, H
Expenses before reductions	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate E	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	0.8
Procter & Gamble Co.	0.6	0.5
Exxon Mobil Corp.	0.5	0.7
General Electric Co.	0.5	0.6
Chevron Corp.	0.5	0.4
The Coca-Cola Co.	0.4	0.4
Amazon.com, Inc.	0.4	0.2
Oracle Corp.	0.4	0.3
BNP Paribas SA	0.4	0.0
Google, Inc Class A	0.3	0.4
	4.7
Top Five Bond Issuers as of September 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.5	11.8
Fannie Mae	9.8	11.5
Freddie Mac	3.3	2.3
Ginnie Mae	2.6	0.6
JPMorgan Chase Commercial Mortgage Securities Trust	0.4	0.3
	28.6
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 45.5%	Stock Class and Equity Futures** 51.8%
Bond Class 46.3%	Bond Class 39.7%
Short-Term Class 8.2%	Short-Term Class 8.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	10.6
Fidelity Information Technology Central Fund	6.3
Fidelity Financials Central Fund	4.9
Fidelity Health Care Central Fund	4.0
Fidelity Consumer Discretionary Central Fund	3.5
Fidelity Energy Central Fund	3.5
Fidelity Industrials Central Fund	3.5
Fidelity Consumer Staples Central Fund	3.4
Fidelity Emerging Markets Equity Central Fund	1.7
Fidelity Materials Central Fund	1.3
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.0
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	45.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	7.1
Investment Grade Fixed-Income Funds	39.4
Total Fixed-Income Central Funds	46.5
Money Market Central Funds	6.3
U.S. Treasury Obligations	0.2
Investment Companies	1.6
Net Other Assets (Liabilities)	0.4
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 19.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 45.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	12,889	$ 136,625
Fidelity Consumer Discretionary Central Fund (c)	1,836,522	209,822,586
Fidelity Consumer Staples Central Fund (c)	1,547,484	203,617,955
Fidelity Emerging Markets Equity Central Fund (c)	599,764	99,932,653
Fidelity Energy Central Fund (c)	2,088,909	210,081,529
Fidelity Financials Central Fund (c)	6,649,534	295,039,836
Fidelity Health Care Central Fund (c)	1,918,901	236,389,357
Fidelity Industrials Central Fund (c)	1,767,553	207,581,392
Fidelity Information Technology Central Fund (c)	2,513,276	377,745,310
Fidelity International Equity Central Fund (c)	10,984,029	635,426,079
Fidelity Materials Central Fund (c)	557,797	74,822,938
Fidelity Telecom Services Central Fund (c)	530,423	59,025,427
Fidelity Utilities Central Fund (c)	774,158	80,473,684
TOTAL EQUITY CENTRAL FUNDS (Cost $2,927,383,069)		2,690,095,371
Fixed-Income Central Funds - 46.5%

High Yield Fixed-Income Funds - 7.1%
Fidelity Emerging Markets Debt Central Fund (c)	3,398,499	32,693,557
Fidelity Floating Rate Central Fund (c)	1,943,598	185,263,734
Fidelity High Income Central Fund 1 (c)	2,238,990	204,822,825
TOTAL HIGH YIELD FIXED-INCOME FUNDS		422,780,116
Investment Grade Fixed-Income Funds - 39.4%
Fidelity Tactical Income Central Fund (c)	22,454,769	2,354,157,964
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,639,955,278)		2,776,938,080
Money Market Central Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a)	152,605,031	$ 152,605,031
Fidelity Money Market Central Fund, 0.31% (a)	225,899,905	225,899,905
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $378,504,936)		378,504,936
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $13,549,934)	$ 13,550,000	13,549,404
Investment Companies - 1.6%
	Shares
iShares Barclays TIPS Bond ETF (Cost $89,955,681)	810,100	92,594,430
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,049,348,898)	5,951,682,221
NET OTHER ASSETS (LIABILITIES) - 0.4%	23,187,596
NET ASSETS - 100%	$ 5,974,869,817
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,691 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 95,203,300	$ (1,696,242)
182 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	12,254,060	(387,400)
1,350 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	56,720,250	(8,657,710)
TOTAL EQUITY INDEX CONTRACTS		$ 164,177,610	$ (10,741,352)

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,549,404.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 223,959
Fidelity Commodity Strategy Central Fund	21,138
Fidelity Consumer Discretionary Central Fund	3,043,130
Fidelity Consumer Staples Central Fund	6,228,665
Fidelity Emerging Markets Debt Central Fund	1,079,416
Fidelity Emerging Markets Equity Central Fund	2,105,970
Fidelity Energy Central Fund	4,071,927
Fidelity Financials Central Fund	3,940,163
Fidelity Floating Rate Central Fund	9,544,812
Fidelity Health Care Central Fund	1,918,652
Fidelity High Income Central Fund 1	17,705,210
Fidelity Industrials Central Fund	3,983,425
Fidelity Information Technology Central Fund	1,549,857
Fidelity International Equity Central Fund	21,932,902
Fidelity Materials Central Fund	1,387,076
Fidelity Money Market Central Fund	843,935
Fidelity Tactical Income Central Fund	74,063,827
Fidelity Telecom Services Central Fund	1,650,456
Fidelity Utilities Central Fund	2,599,276
Total	$ 157,893,796
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 65,241,884	$ 66,190,279	$ 132,223,460	$ 136,625	0.0%
Fidelity Consumer Discretionary Central Fund	235,359,788	3,991,178	35,106,397	209,822,586	34.6%
Fidelity Consumer Staples Central Fund	228,445,360	7,415,259	44,363,330	203,617,955	31.4%
Fidelity Emerging Markets Debt Central Fund	-	35,142,857	1,153,787	32,693,557	31.2%
Fidelity Emerging Markets Equity Central Fund	172,366,846	25,104,524	80,165,855	99,932,653	39.9%
Fidelity Energy Central Fund	231,189,162	10,019,576	41,849,960	210,081,529	31.7%
Fidelity Financials Central Fund	390,689,038	20,829,326	40,959,527	295,039,836	32.2%
Fidelity Floating Rate Central Fund	193,642,208	23,593,713	28,952,731	185,263,734	6.6%
Fidelity Health Care Central Fund	267,409,685	8,976,334	69,050,344	236,389,357	32.7%
Fidelity High Income Central Fund 1	257,887,814	18,520,457	62,883,363	204,822,825	41.1%
Fidelity Industrials Central Fund	257,594,118	5,542,517	51,794,789	207,581,392	33.1%
Fidelity Information Technology Central Fund	387,038,121	61,579,093	70,056,574	377,745,310	33.9%
Fidelity International Equity Central Fund	746,878,361	52,466,078	80,216,063	635,426,079	42.8%
Fidelity Materials Central Fund	85,849,120	6,219,229	16,008,179	74,822,938	34.8%
Fidelity Tactical Income Central Fund	2,319,043,365	305,821,834	348,426,540	2,354,157,964	46.3%
Fidelity Telecom Services Central Fund	66,739,289	1,934,188	7,164,425	59,025,427	32.3%
Fidelity Utilities Central Fund	84,950,881	3,105,097	13,418,057	80,473,684	32.8%
Total	$ 5,990,325,040	$ 656,451,539	$ 1,123,793,381	$ 5,467,033,451
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,690,095,371	$ 2,690,095,371	$ -	$ -
Fixed-Income Central Funds	2,776,938,080	2,776,938,080	-	-
Money Market Central Funds	378,504,936	378,504,936	-	-
U.S. Treasury Obligations	13,549,404	-	13,549,404	-
Investment Companies	92,594,430	92,594,430	-	-
Total Investments in Securities:	$ 5,951,682,221	$ 5,938,132,817	$ 13,549,404	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (10,741,352)	$ (10,741,352)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (10,741,352)
Total Value of Derivatives	$ -	$ (10,741,352)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	28.3%
AAA,AA,A	6.0%
BBB	5.4%
BB	2.9%
B	3.8%
CCC,CC,C	0.8%
D	0.0%
Not Rated	0.7%
Equities*	47.5%
Short-Term Investments and Net Other Assets	4.6%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.1%
United Kingdom	3.5%
Japan	1.8%
France	1.5%
Switzerland	1.5%
Germany	1.1%
Others (Individually Less Than 1%)	10.5%
100.0%
Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $221,993,909 of which $165,282,090 and $56,711,819 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $103,505,615)	$ 106,143,834
Fidelity Central Funds (cost $5,945,843,283)	5,845,538,387
Total Investments (cost $6,049,348,898)		$ 5,951,682,221
Receivable for investments sold		32,439,668
Receivable for fund shares sold		4,806,460
Distributions receivable from Fidelity Central Funds		9,488
Other receivables		373,479
Total assets		5,989,311,316

Liabilities
Payable for investments purchased	$ 1,622,529
Payable for fund shares redeemed	3,311,823
Accrued management fee	2,606,632
Transfer agent fee payable	863,051
Distribution and service plan fees payable	37,384
Payable for daily variation margin on futures contracts	5,636,565
Other affiliated payables	124,550
Other payables and accrued expenses	238,965
Total liabilities		14,441,499

Net Assets		$ 5,974,869,817
Net Assets consist of:
Paid in capital		$ 6,282,721,215
Undistributed net investment income		31,960,233
Accumulated undistributed net realized gain (loss) on investments		(231,403,602)
Net unrealized appreciation (depreciation) on investments		(108,408,029)
Net Assets		$ 5,974,869,817

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($48,153,534 ÷ 3,338,130 shares)		$ 14.43

Maximum offering price per share (100/94.25 of $14.43)		$ 15.31
Class T: Net Asset Value and redemption price per share ($19,679,040 ÷ 1,365,413 shares)		$ 14.41

Maximum offering price per share (100/96.50 of $14.41)		$ 14.93
Class B: Net Asset Value and offering price per share ($4,108,691 ÷ 285,749 shares)A		$ 14.38

Class C: Net Asset Value and offering price per share ($17,319,752 ÷ 1,206,749 shares)A		$ 14.35

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($5,878,293,174 ÷ 406,151,122 shares)		$ 14.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,315,626 ÷ 506,071 shares)		$ 14.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 2,367,421
Interest		2,740
Income from Fidelity Central Funds		157,893,796
Total income		160,263,957

Expenses
Management fee	$ 33,420,246
Transfer agent fees	10,893,969
Distribution and service plan fees	453,914
Accounting fees and expenses	1,431,674
Custodian fees and expenses	3,203
Independent trustees' compensation	24,690
Appreciation in deferred trustee compensation account	680
Registration fees	135,992
Audit	27,988
Legal	41,750
Miscellaneous	65,653
Total expenses before reductions	46,499,759
Expense reductions	(805,293)	45,694,466
Net investment income (loss)		114,569,491
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,613,742
Fidelity Central Funds	200,584,695
Futures contracts	(4,458,241)
Capital gain distributions from Fidelity Central Funds	1,645,238
Total net realized gain (loss)		207,385,434
Change in net unrealized appreciation (depreciation) on: Investment securities	(253,896,036)
Futures contracts	(13,627,019)
Total change in net unrealized appreciation (depreciation)		(267,523,055)
Net gain (loss)		(60,137,621)
Net increase (decrease) in net assets resulting from operations		$ 54,431,870

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,569,491	$ 116,916,038
Net realized gain (loss)	207,385,434	94,639,028
Change in net unrealized appreciation (depreciation)	(267,523,055)	422,670,536
Net increase (decrease) in net assets resulting from operations	54,431,870	634,225,602
Distributions to shareholders from net investment income	(111,824,847)	(118,842,592)
Distributions to shareholders from net realized gain	(10,387,742)	-
Total distributions	(122,212,589)	(118,842,592)
Share transactions - net increase (decrease)	(352,152,340)	(179,994,284)
Total increase (decrease) in net assets	(419,933,059)	335,388,726

Net Assets
Beginning of period	6,394,802,876	6,059,414,150
End of period (including undistributed net investment income of $31,960,233 and undistributed net investment income of $29,178,569, respectively)	$ 5,974,869,817	$ 6,394,802,876

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.22	.23	.30	.36	.43
Net realized and unrealized gain (loss)	(.19)	1.17	.60	(2.96)	1.45
Total from investment operations	.03	1.40	.90	(2.60)	1.88
Distributions from net investment income	(.22)	(.24)	(.36)	(.43)	(.47)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.24)	(.24)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Total Return B,C,D	.11%	10.52%	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.01%	.98%	1.02%	.99%	1.01% A
Expenses net of all reductions	1.00%	.96%	1.01%	.98%	1.00% A
Net investment income (loss)	1.43%	1.62%	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,154	$ 44,879	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.63	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.19	.19	.27	.33	.39
Net realized and unrealized gain (loss)	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	(.01)	1.36	.87	(2.63)	1.85
Distributions from net investment income	(.19)	(.20)	(.33)	(.39)	(.46)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.21)	(.20)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Total Return B,C,D	(.16)%	10.24%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets F,I
Expenses before reductions	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.23%	1.22%	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.22%	1.21%	1.28%	1.23%	1.23% A
Net investment income (loss)	1.21%	1.38%	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,679	$ 17,343	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.11	.21	.24	.30
Net realized and unrealized gain (loss)	(.20)	1.17	.60	(2.96)	1.46
Total from investment operations	(.09)	1.28	.81	(2.72)	1.76
Distributions from net investment income	(.10)	(.13)	(.27)	(.29)	(.41)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.12)	(.13)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Total Return B,C,D	(.65)%	9.60%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.76%	1.78%	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.75%	1.77%	1.84%	1.79%	1.78% A
Net investment income (loss)	.68%	.82%	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,109	$ 4,843	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.57	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.12	.21	.25	.31
Net realized and unrealized gain (loss)	(.19)	1.17	.59	(2.95)	1.45
Total from investment operations	(.08)	1.29	.80	(2.70)	1.76
Distributions from net investment income	(.11)	(.14)	(.27)	(.30)	(.43)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.14) J	(.14)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Total Return B,C,D	(.64)%	9.68%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets F,I
Expenses before reductions	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.74%	1.74%	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.73%	1.73%	1.81%	1.76%	1.74% A
Net investment income (loss)	.71%	.86%	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,320	$ 14,274	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate G	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.68	$ 13.51	$ 12.97	$ 17.10	$ 16.60
Income from Investment Operations
Net investment income (loss) B	.27	.26	.33	.41	.49
Net realized and unrealized gain (loss)	(.19)	1.18	.60	(2.97)	1.41
Total from investment operations	.08	1.44	.93	(2.56)	1.90
Distributions from net investment income	(.26)	(.27)	(.38)	(.47)	(.50)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.29) F	(.27)	(.39)	(1.57)	(1.40)
Net asset value, end of period	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Total Return A	.41%	10.79%	7.78%	(16.34)%	12.02%
Ratios to Average Net Assets C,E
Expenses before reductions	.70%	.71%	.77%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.71%	.77%	.71%	.71%
Expenses net of all reductions	.69%	.70%	.77%	.70%	.70%
Net investment income (loss)	1.75%	1.89%	2.85%	2.74%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082	$ 8,955,110
Portfolio turnover rate D	14%	19%	15%	8%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.26	.26	.34	.42	.48
Net realized and unrealized gain (loss)	(.19)	1.19	.59	(2.98)	1.46
Total from investment operations	.07	1.45	.93	(2.56)	1.94
Distributions from net investment income	(.26)	(.28)	(.39)	(.48)	(.50)
Distributions from net realized gain	(.02)	-	(.01)	(1.10)	(.90)
Total distributions	(.28)	(.28)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Total Return B,C	.37%	10.87%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets E,H
Expenses before reductions	.74%	.71%	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.74%	.71%	.69%	.67%	.72% A
Expenses net of all reductions	.73%	.69%	.69%	.67%	.72% A
Net investment income (loss)	1.71%	1.90%	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,316	$ 5,154	$ 2,429	$ 469	$ 186
Portfolio turnover rate F	14%	19%	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	0.9
Procter & Gamble Co.	0.7	0.6
Exxon Mobil Corp.	0.6	0.8
General Electric Co.	0.6	0.6
Chevron Corp.	0.6	0.5
The Coca-Cola Co.	0.5	0.5
Amazon.com, Inc.	0.5	0.3
Oracle Corp.	0.5	0.4
BNP Paribas SA	0.4	0.0
Google, Inc Class A	0.4	0.4
	5.7
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 55.6%	Stock Class and Equity Futures** 60.8%
Bond Class 40.0%	Bond Class 35.4%
Short-Term Class 4.4%	Short-Term Class 3.8%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	13.3
Fidelity Information Technology Central Fund	7.9
Fidelity Financials Central Fund	6.4
Fidelity Health Care Central Fund	5.0
Fidelity Energy Central Fund	4.5
Fidelity Industrials Central Fund	4.3
Fidelity Consumer Discretionary Central Fund	4.1
Fidelity Consumer Staples Central Fund	4.1
Fidelity Emerging Markets Equity Central Fund	2.3
Fidelity Materials Central Fund	1.5
Fidelity Utilities Central Fund	1.5
Fidelity Telecom Services Central Fund	1.1
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	56.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.2
Investment Grade Fixed-Income Funds	34.2
Total Fixed-Income Central Funds	40.4
Money Market Central Funds	2.0
U.S. Treasury Obligations	0.2
Investment Companies	0.9
Net Other Assets (Liabilities)	0.5
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 23.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 56.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	616	$ 6,531
Fidelity Consumer Discretionary Central Fund (c)	108,435	12,388,655
Fidelity Consumer Staples Central Fund (c)	93,100	12,250,056
Fidelity Emerging Markets Equity Central Fund (c)	41,661	6,941,612
Fidelity Energy Central Fund (c)	133,751	13,451,364
Fidelity Financials Central Fund (c)	438,763	19,467,932
Fidelity Health Care Central Fund (c)	121,424	14,958,235
Fidelity Industrials Central Fund (c)	110,677	12,997,889
Fidelity Information Technology Central Fund (c)	157,722	23,705,586
Fidelity International Equity Central Fund (c)	694,611	40,183,231
Fidelity Materials Central Fund (c)	34,458	4,622,261
Fidelity Telecom Services Central Fund (c)	30,439	3,387,271
Fidelity Utilities Central Fund (c)	44,504	4,626,235
TOTAL EQUITY CENTRAL FUNDS (Cost $188,473,664)		168,986,858
Fixed-Income Central Funds - 40.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Emerging Markets Debt Central Fund (c)	159,591	1,535,265
Fidelity Floating Rate Central Fund (c)	81,417	7,760,657
Fidelity High Income Central Fund 1 (c)	102,542	9,380,567
TOTAL HIGH YIELD FIXED-INCOME FUNDS		18,676,489
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Tactical Income Central Fund (c)	983,907	103,152,770
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $117,578,611)		121,829,259
Money Market Central Funds - 2.0%

Fidelity Cash Central Fund, 0.12% (a) (Cost $6,182,215)	6,182,215	6,182,215
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.1% 11/25/11 (b) (Cost $624,997)	$ 625,000	624,973
Investment Companies - 0.9%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $2,790,228)	25,100	$ 2,868,930
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $315,649,715)	300,492,235
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,432,313
NET ASSETS - 100%	$ 301,924,548
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
42 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 2,364,600	$ (50,407)
4 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	269,320	(8,514)
69 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	2,899,035	(444,466)
TOTAL EQUITY INDEX CONTRACTS		$ 5,532,955	$ (503,387)

The face value of futures purchased as a percentage of net assets is 1.9%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $624,973.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,780
Fidelity Commodity Strategy Central Fund	980
Fidelity Consumer Discretionary Central Fund	136,915
Fidelity Consumer Staples Central Fund	282,932
Fidelity Emerging Markets Debt Central Fund	46,929
Fidelity Emerging Markets Equity Central Fund	107,998
Fidelity Energy Central Fund	193,033
Fidelity Financials Central Fund	187,711
Fidelity Floating Rate Central Fund	339,997
Fidelity Health Care Central Fund	80,361
Fidelity High Income Central Fund 1	595,812
Fidelity Industrials Central Fund	182,062
Fidelity Information Technology Central Fund	76,936
Fidelity International Equity Central Fund	1,081,018
Fidelity Materials Central Fund	64,658
Fidelity Tactical Income Central Fund	2,342,694
Fidelity Telecom Services Central Fund	66,409
Fidelity Utilities Central Fund	111,462
Total	$ 5,903,687
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,209,694	$ 5,056,149	$ 5,983,592	$ 6,531	0.0%
Fidelity Consumer Discretionary Central Fund	5,756,305	7,996,529	675,448	12,388,655	2.0%
Fidelity Consumer Staples Central Fund	5,811,550	6,639,341	374,512	12,250,056	1.9%
Fidelity Emerging Markets Debt Central Fund	-	1,632,361	35,073	1,535,265	1.5%
Fidelity Emerging Markets Equity Central Fund	4,128,180	6,855,197	2,447,752	6,941,612	2.8%
Fidelity Energy Central Fund	5,915,090	10,159,214	811,264	13,451,364	2.0%
Fidelity Financials Central Fund	10,671,039	16,082,466	1,666,278	19,467,932	2.1%
Fidelity Floating Rate Central Fund	4,167,636	5,803,076	1,899,816	7,760,657	0.3%
Fidelity Health Care Central Fund	6,551,401	8,638,208	418,290	14,958,235	2.1%
Fidelity High Income Central Fund 1	4,893,382	6,845,222	1,796,700	9,380,567	1.9%
Fidelity Industrials Central Fund	6,164,332	9,033,651	430,403	12,997,889	2.1%
Fidelity Information Technology Central Fund	8,716,166	18,079,257	740,302	23,705,586	2.1%
Fidelity International Equity Central Fund	19,858,213	30,905,921	3,638,019	40,183,231	2.7%
Fidelity Materials Central Fund	2,114,208	3,389,940	165,356	4,622,261	2.1%
Fidelity Tactical Income Central Fund	40,787,960	65,320,097	6,351,666	103,152,770	2.0%
Fidelity Telecom Services Central Fund	1,538,035	2,221,079	116,587	3,387,271	1.9%
Fidelity Utilities Central Fund	2,134,412	2,447,098	141,972	4,626,235	1.9%
Total	$ 130,417,603	$ 207,104,806	$ 27,693,030	$ 290,816,117
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 168,986,858	$ 168,986,858	$ -	$ -
Fixed-Income Central Funds	121,829,259	121,829,259	-	-
Money Market Central Funds	6,182,215	6,182,215	-	-
U.S. Treasury Obligations	624,973	-	624,973	-
Investment Companies	2,868,930	2,868,930	-	-
Total Investments in Securities:	$ 300,492,235	$ 299,867,262	$ 624,973	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (503,387)	$ (503,387)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (503,387)
Total Value of Derivatives	$ -	$ (503,387)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.5%
AAA,AA,A	5.4%
BBB	4.6%
BB	2.5%
B	3.1%
CCC,CC,C	0.8%
Not Rated	0.6%
Equities*	56.4%
Short-Term Investments and Net Other Assets	2.1%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.1%
United Kingdom	4.2%
Japan	2.3%
Switzerland	1.9%
France	1.7%
Germany	1.5%
Brazil	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.3%
100.0%
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending September 30, 2012 approximately $1,341,532 of losses recognized during the period November 1, 2010 to September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,415,225)	$ 3,493,903
Fidelity Central Funds (cost $312,234,490)	296,998,332
Total Investments (cost $315,649,715)		$ 300,492,235
Receivable for investments sold		1,921,846
Receivable for fund shares sold		1,264,244
Distributions receivable from Fidelity Central Funds		431
Receivable from investment adviser for expense reductions		7,068
Other receivables		8,409
Total assets		303,694,233

Liabilities
Payable for investments purchased	$ 1,039,947
Payable for fund shares redeemed	266,719
Accrued management fee	138,129
Distribution and service plan fees payable	17,514
Payable for daily variation margin on futures contracts	235,175
Other affiliated payables	53,195
Other payables and accrued expenses	19,006
Total liabilities		1,769,685

Net Assets		$ 301,924,548
Net Assets consist of:
Paid in capital		$ 313,892,090
Undistributed net investment income		3,353,834
Accumulated undistributed net realized gain (loss) on investments		339,491
Net unrealized appreciation (depreciation) on investments		(15,660,867)
Net Assets		$ 301,924,548

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,706,864 ÷ 3,506,664 shares)		$ 8.76

Maximum offering price per share (100/94.25 of $8.76)		$ 9.29
Class T: Net Asset Value and redemption price per share ($8,044,536 ÷ 922,454 shares)		$ 8.72

Maximum offering price per share (100/96.50 of $8.72)		$ 9.04
Class B: Net Asset Value and offering price per share ($1,833,045 ÷ 210,859 shares)A		$ 8.69

Class C: Net Asset Value and offering price per share ($6,927,641 ÷ 798,850 shares)A		$ 8.67

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($246,942,698 ÷ 28,072,417 shares)		$ 8.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,469,764 ÷ 849,644 shares)		$ 8.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 74,566
Interest		40
Income from Fidelity Central Funds		5,903,687
Total income		5,978,293

Expenses
Management fee	$ 1,345,882
Transfer agent fees	406,957
Distribution and service plan fees	197,391
Accounting fees and expenses	118,846
Custodian fees and expenses	2,354
Independent trustees' compensation	797
Registration fees	101,227
Audit	26,961
Legal	752
Miscellaneous	1,310
Total expenses before reductions	2,202,477
Expense reductions	(47,377)	2,155,100
Net investment income (loss)		3,823,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	163,089
Fidelity Central Funds	2,923,493
Futures contracts	(548,365)
Capital gain distributions from Fidelity Central Funds	75,994
Total net realized gain (loss)		2,614,211
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,858,076)
Futures contracts	(501,719)
Total change in net unrealized appreciation (depreciation)		(22,359,795)
Net gain (loss)		(19,745,584)
Net increase (decrease) in net assets resulting from operations		$ (15,922,391)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,823,193	$ 1,632,043
Net realized gain (loss)	2,614,211	3,650,863
Change in net unrealized appreciation (depreciation)	(22,359,795)	4,613,011
Net increase (decrease) in net assets resulting from operations	(15,922,391)	9,895,917
Distributions to shareholders from net investment income	(1,801,117)	(928,570)
Distributions to shareholders from net realized gain	(4,681,894)	(200,877)
Total distributions	(6,483,011)	(1,129,447)
Share transactions - net increase (decrease)	192,473,577	57,616,057
Total increase (decrease) in net assets	170,068,175	66,382,527

Net Assets
Beginning of period	131,856,373	65,473,846
End of period (including undistributed net investment income of $3,353,834 and undistributed net investment income of $1,329,689, respectively)	$ 301,924,548	$ 131,856,373

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.13	.15	.17
Net realized and unrealized gain (loss)	(.20)	.76	.41	(2.18)
Total from investment operations	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.10	.13	.15
Net realized and unrealized gain (loss)	(.21)	.76	.42	(2.19)
Total from investment operations	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.10	.11
Net realized and unrealized gain (loss)	(.21)	.75	.42	(2.19)
Total from investment operations	(.15)	.81	.52	(2.08)
Distributions from net investment income	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.10	.11
Net realized and unrealized gain (loss)	(.20)	.74	.42	(2.19)
Total from investment operations	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.15	.17	.19
Net realized and unrealized gain (loss)	(.21)	.76	.42	(2.18)
Total from investment operations	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.15	.17	.20
Net realized and unrealized gain (loss)	(.22)	.76	.42	(2.19)
Total from investment operations	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.26)	(.02)	-	-
Total distributions	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	1.1
Procter & Gamble Co.	0.9	0.7
Exxon Mobil Corp.	0.7	0.9
General Electric Co.	0.7	0.8
Chevron Corp.	0.7	0.6
The Coca-Cola Co.	0.6	0.5
Amazon.com, Inc.	0.6	0.3
BNP Paribas SA	0.6	0.0
Oracle Corp.	0.5	0.4
Royal Dutch Shell PLC Class A (United Kingdom)	0.5	0.4
	6.8
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 64.9%	Stock Class and Equity Futures** 71.3%
Bond Class 30.9%	Bond Class 25.2%
Short-Term Class 4.2%	Short-Term Class 3.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	15.4
Fidelity Information Technology Central Fund	8.4
Fidelity Financials Central Fund	7.6
Fidelity Health Care Central Fund	5.7
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Energy Central Fund	5.1
Fidelity Industrials Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	2.5
Fidelity Utilities Central Fund	2.0
Fidelity Materials Central Fund	1.8
Fidelity Telecom Services Central Fund	1.5
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	65.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	6.2
Investment Grade Fixed-Income Funds	24.1
Total Fixed-Income Central Funds	30.3
Money Market Central Funds	2.2
U.S. Treasury Obligations	0.3
Investment Companies	1.0
Net Other Assets (Liabilities)	1.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 27.5% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 65.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	5,795	$ 61,425
Fidelity Consumer Discretionary Central Fund (c)	1,031,967	117,902,173
Fidelity Consumer Staples Central Fund (c)	880,028	115,794,020
Fidelity Emerging Markets Equity Central Fund (c)	350,583	58,414,160
Fidelity Energy Central Fund (c)	1,185,719	119,247,745
Fidelity Financials Central Fund (c)	3,961,053	175,751,943
Fidelity Health Care Central Fund (c)	1,078,058	132,805,973
Fidelity Industrials Central Fund (c)	1,008,401	118,426,577
Fidelity Information Technology Central Fund (c)	1,288,200	193,616,497
Fidelity International Equity Central Fund (c)	6,174,599	357,200,552
Fidelity Materials Central Fund (c)	306,479	41,111,134
Fidelity Telecom Services Central Fund (c)	303,152	33,734,709
Fidelity Utilities Central Fund (c)	453,126	47,102,493
TOTAL EQUITY CENTRAL FUNDS (Cost $1,753,265,300)		1,511,169,401
Fixed-Income Central Funds - 30.3%

High Yield Fixed-Income Funds - 6.2%
Fidelity Emerging Markets Debt Central Fund (c)	1,400,175	13,469,679
Fidelity Floating Rate Central Fund (c)	608,716	58,022,827
Fidelity High Income Central Fund 1 (c)	789,088	72,185,740
TOTAL HIGH YIELD FIXED-INCOME FUNDS		143,678,246
Investment Grade Fixed-Income Funds - 24.1%
Fidelity Tactical Income Central Fund (c)	5,339,827	559,827,477
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $681,118,930)		703,505,723
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.12% (a)	51,307,269	51,307,269
Fidelity Money Market Central Fund, 0.31% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $51,307,273)		51,307,273
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $6,249,967)	$ 6,250,000	6,249,725
Investment Companies - 1.0%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $23,711,633)	213,200	$ 24,368,759
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,515,653,103)	2,296,600,881
NET OTHER ASSETS (LIABILITIES) - 1.0%	22,890,375
NET ASSETS - 100%	$ 2,319,491,256
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
545 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 30,683,500	$ (583,342)
49 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	3,299,170	(104,300)
708 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	29,746,620	(4,509,661)
TOTAL EQUITY INDEX CONTRACTS		$ 63,729,290	$ (5,197,303)

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,249,725.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,874
Fidelity Commodity Strategy Central Fund	9,490
Fidelity Consumer Discretionary Central Fund	1,740,830
Fidelity Consumer Staples Central Fund	3,489,918
Fidelity Emerging Markets Debt Central Fund	444,486
Fidelity Emerging Markets Equity Central Fund	1,226,965
Fidelity Energy Central Fund	2,324,173
Fidelity Financials Central Fund	2,266,002
Fidelity Floating Rate Central Fund	3,773,126
Fidelity Health Care Central Fund	1,078,504
Fidelity High Income Central Fund 1	6,918,897
Fidelity Industrials Central Fund	2,246,644
Fidelity Information Technology Central Fund	867,248
Fidelity International Equity Central Fund	12,483,298
Fidelity Materials Central Fund	794,980
Fidelity Money Market Central Fund	178
Fidelity Tactical Income Central Fund	16,919,352
Fidelity Telecom Services Central Fund	934,762
Fidelity Utilities Central Fund	1,498,987
Total	$ 59,087,714
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 25,415,430	$ 34,969,287	$ 60,167,679	$ 61,425	0.0%
Fidelity Consumer Discretionary Central Fund	136,069,986	2,738,663	23,953,666	117,902,173	19.4%
Fidelity Consumer Staples Central Fund	127,570,864	5,474,485	23,505,668	115,794,020	17.9%
Fidelity Emerging Markets Debt Central Fund	-	14,473,448	470,345	13,469,679	12.9%
Fidelity Emerging Markets Equity Central Fund	97,790,561	16,109,304	44,668,279	58,414,160	23.3%
Fidelity Energy Central Fund	128,969,183	6,643,549	21,163,631	119,247,745	18.0%
Fidelity Financials Central Fund	220,799,745	17,281,009	17,599,548	175,751,943	19.2%
Fidelity Floating Rate Central Fund	77,935,224	13,332,395	32,425,367	58,022,827	2.1%
Fidelity Health Care Central Fund	156,854,066	7,318,912	47,900,496	132,805,973	18.3%
Fidelity High Income Central Fund 1	101,665,775	8,774,168	35,172,413	72,185,740	14.5%
Fidelity Industrials Central Fund	146,394,662	4,895,251	30,128,839	118,426,577	18.9%
Fidelity Information Technology Central Fund	221,911,599	14,923,570	43,842,689	193,616,497	17.4%
Fidelity International Equity Central Fund	416,002,632	45,279,060	53,774,767	357,200,552	24.1%
Fidelity Materials Central Fund	49,299,265	1,788,425	9,079,084	41,111,134	19.1%
Fidelity Tactical Income Central Fund	522,594,935	141,273,432	122,086,415	559,827,477	11.0%
Fidelity Telecom Services Central Fund	38,131,375	2,539,826	5,377,821	33,734,709	18.5%
Fidelity Utilities Central Fund	48,555,300	2,285,648	7,008,552	47,102,493	19.2%
Total	$ 2,515,960,602	$ 340,100,432	$ 578,325,259	$ 2,214,675,124
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,511,169,401	$ 1,511,169,401	$ -	$ -
Fixed-Income Central Funds	703,505,723	703,505,723	-	-
Money Market Central Funds	51,307,273	51,307,273	-	-
U.S. Treasury Obligations	6,249,725	-	6,249,725	-
Investment Companies	24,368,759	24,368,759	-	-
Total Investments in Securities:	$ 2,296,600,881	$ 2,290,351,156	$ 6,249,725	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,197,303)	$ (5,197,303)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (5,197,303)
Total Value of Derivatives	$ -	$ (5,197,303)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	17.4%
AAA,AA,A	3.8%
BBB	3.2%
BB	2.4%
B	3.1%
CCC,CC,C	0.7%
D	0.0%
Not Rated	0.6%
Equities*	66.3%
Short-Term Investments and Net Other Assets	2.5%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.5%
United Kingdom	4.8%
Japan	2.6%
France	2.2%
Switzerland	2.1%
Germany	1.8%
Brazil	1.2%
Bermuda	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	10.7%
100.0%
Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $307,444,288 of which $227,318,000 and $80,126,288 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $29,961,600)	$ 30,618,484
Fidelity Central Funds (cost $2,485,691,503)	2,265,982,397
Total Investments (cost $2,515,653,103)		$ 2,296,600,881
Receivable for investments sold		27,477,752
Receivable for fund shares sold		2,944,772
Distributions receivable from Fidelity Central Funds		3,356
Other receivables		152,720
Total assets		2,327,179,481

Liabilities
Payable for investments purchased	$ 1,326,487
Payable for fund shares redeemed	2,127,229
Accrued management fee	1,123,178
Distribution and service plan fees payable	77,207
Payable for daily variation margin on futures contracts	2,493,177
Other affiliated payables	454,100
Other payables and accrued expenses	86,847
Total liabilities		7,688,225

Net Assets		$ 2,319,491,256
Net Assets consist of:
Paid in capital		$ 2,689,207,005
Undistributed net investment income		29,546,463
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(175,012,687)
Net unrealized appreciation (depreciation) on investments		(224,249,525)
Net Assets		$ 2,319,491,256

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,669,927 ÷ 7,312,171 shares)		$ 14.72

Maximum offering price per share (100/94.25 of $14.72)		$ 15.62
Class T: Net Asset Value and redemption price per share ($40,032,578 ÷ 2,723,593 shares)		$ 14.70

Maximum offering price per share (100/96.50 of $14.70)		$ 15.23
Class B: Net Asset Value and offering price per share ($9,605,406 ÷ 655,055 shares)A		$ 14.66

Class C: Net Asset Value and offering price per share ($32,159,606 ÷ 2,198,638 shares)A		$ 14.63

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,103,346,071 ÷ 142,393,173 shares)		$ 14.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,677,668 ÷ 1,805,231 shares)		$ 14.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 689,620
Interest		1,243
Income from Fidelity Central Funds		59,087,714
Total income		59,778,577

Expenses
Management fee	$ 14,843,672
Transfer agent fees	4,808,600
Distribution and service plan fees	1,033,678
Accounting fees and expenses	1,009,963
Custodian fees and expenses	2,772
Independent trustees' compensation	9,905
Appreciation in deferred trustee compensation account	144
Registration fees	116,227
Audit	28,257
Legal	19,110
Miscellaneous	26,499
Total expenses before reductions	21,898,827
Expense reductions	(447,239)	21,451,588
Net investment income (loss)		38,326,989
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,011,073
Fidelity Central Funds	96,826,151
Foreign currency transactions	266
Futures contracts	(1,959,854)
Capital gain distributions from Fidelity Central Funds	735,475
Total net realized gain (loss)		99,613,111
Change in net unrealized appreciation (depreciation) on: Investment securities	(159,229,852)
Assets and liabilities in foreign currencies	(53)
Futures contracts	(6,883,328)
Total change in net unrealized appreciation (depreciation)		(166,113,233)
Net gain (loss)		(66,500,122)
Net increase (decrease) in net assets resulting from operations		$ (28,173,133)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,326,989	$ 35,677,496
Net realized gain (loss)	99,613,111	22,442,220
Change in net unrealized appreciation (depreciation)	(166,113,233)	206,059,087
Net increase (decrease) in net assets resulting from operations	(28,173,133)	264,178,803
Distributions to shareholders from net investment income	(36,469,147)	(38,479,238)
Distributions to shareholders from net realized gain	(4,972,014)	(1,558,563)
Total distributions	(41,441,161)	(40,037,801)
Share transactions - net increase (decrease)	(200,697,883)	(67,975,317)
Total increase (decrease) in net assets	(270,312,177)	156,165,685

Net Assets
Beginning of period	2,589,803,433	2,433,637,748
End of period (including undistributed net investment income of $29,546,463 and undistributed net investment income of $27,667,476, respectively)	$ 2,319,491,256	$ 2,589,803,433

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.19	.17	.22	- K
Net realized and unrealized gain (loss)	(.50)	1.33	.40	(.52)
Total from investment operations	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B,C,D	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.15	.13	.19	- K
Net realized and unrealized gain (loss)	(.49)	1.33	.39	(.52)
Total from investment operations	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B,C,D	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.05	.13	- K
Net realized and unrealized gain (loss)	(.50)	1.33	.39	(.52)
Total from investment operations	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B,C,D	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.06	.13	- K
Net realized and unrealized gain (loss)	(.49)	1.33	.39	(.52)
Total from investment operations	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B,C,D	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 13.97	$ 13.62	$ 17.78	$ 15.82
Income from Investment Operations
Net investment income (loss) B	.24	.21	.25	.33	.38
Net realized and unrealized gain (loss)	(.49)	1.34	.41	(4.06)	1.97
Total from investment operations	(.25)	1.55	.66	(3.73)	2.35
Distributions from net investment income	(.23)	(.23)	(.31)	(.41)	(.39)
Distributions from net realized gain	(.03)	(.01)	-	(.02)	-
Total distributions	(.26)	(.24)	(.31)	(.43)	(.39)
Net asset value, end of period	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Total Return A	(1.79)%	11.21%	5.59%	(21.46)%	15.07%
Ratios to Average Net Assets C,E
Expenses before reductions	.78%	.80%	.88%	.79%	.80%
Expenses net of fee waivers, if any	.78%	.80%	.88%	.79%	.80%
Expenses net of all reductions	.76%	.78%	.86%	.78%	.78%
Net investment income (loss)	1.48%	1.47%	2.20%	2.07%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425	$ 3,262,093
Portfolio turnover rate D	16%	21%	13%	14% F	14%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.24	.21	.25	- J
Net realized and unrealized gain (loss)	(.50)	1.33	.41	(.52)
Total from investment operations	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.01)	-	-
Total distributions	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B,C	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.2	1.3
Procter & Gamble Co.	1.1	0.9
Exxon Mobil Corp.	0.9	1.1
General Electric Co.	0.9	0.9
Chevron Corp.	0.8	0.7
The Coca-Cola Co.	0.7	0.7
Amazon.com, Inc.	0.7	0.4
BNP Paribas SA	0.7	0.0
Oracle Corp.	0.6	0.5
British American Tobacco PLC sponsored ADR	0.5	0.4
	8.1
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stock Class and Equity Futures* 79.6%	Stock Class and Equity Futures** 85.5%
Bond Class 16.0%	Bond Class 12.3%
Short-Term Class 4.4%	Short-Term Class 2.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2011
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	18.5
Fidelity Information Technology Central Fund	10.2
Fidelity Financials Central Fund	9.2
Fidelity Health Care Central Fund	7.2
Fidelity Energy Central Fund	6.5
Fidelity Industrials Central Fund	6.4
Fidelity Consumer Discretionary Central Fund	6.3
Fidelity Consumer Staples Central Fund	6.3
Fidelity Emerging Markets Equity Central Fund	3.2
Fidelity Utilities Central Fund	2.5
Fidelity Materials Central Fund	2.2
Fidelity Telecom Services Central Fund	1.8
Fidelity Commodity Strategy Central Fund	0.0
Total Equity Central Funds	80.3
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.7
Investment Grade Fixed-Income Funds	10.9
Total Fixed-Income Central Funds	15.6
Money Market Central Funds	2.7
U.S. Treasury Obligations	0.3
Investment Companies	0.7
Net Other Assets (Liabilities)	0.4
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 31.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 80.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,531	$ 16,227
Fidelity Consumer Discretionary Central Fund (c)	350,988	40,100,328
Fidelity Consumer Staples Central Fund (c)	305,729	40,227,870
Fidelity Emerging Markets Equity Central Fund (c)	122,900	20,477,562
Fidelity Energy Central Fund (c)	415,212	41,757,839
Fidelity Financials Central Fund (c)	1,326,662	58,864,000
Fidelity Health Care Central Fund (c)	376,178	46,341,357
Fidelity Industrials Central Fund (c)	351,185	41,243,117
Fidelity Information Technology Central Fund (c)	434,409	65,291,631
Fidelity International Equity Central Fund (c)	2,054,049	118,826,709
Fidelity Materials Central Fund (c)	107,060	14,361,060
Fidelity Telecom Services Central Fund (c)	103,287	11,493,794
Fidelity Utilities Central Fund (c)	156,426	16,260,461
TOTAL EQUITY CENTRAL FUNDS (Cost $584,046,713)		515,261,955
Fixed-Income Central Funds - 15.6%

High Yield Fixed-Income Funds - 4.7%
Fidelity Emerging Markets Debt Central Fund (c)	402,043	3,867,650
Fidelity High Income Central Fund 1 (c)	287,055	26,259,753
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,127,403
Investment Grade Fixed-Income Funds - 10.9%
Fidelity Tactical Income Central Fund (c)	670,720	70,318,328
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $98,943,292)		100,445,731
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.12% (a) (Cost $17,404,162)	17,404,162	17,404,162
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 11/25/11 (b) (Cost $1,899,989)	$ 1,900,000	1,899,916
Investment Companies - 0.7%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $4,618,777)	41,600	$ 4,754,881
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $706,912,933)	639,766,645
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,319,948
NET ASSETS - 100%	$ 642,086,593
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
118 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 6,643,400	$ (127,778)
18 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	1,211,940	(38,314)
234 NYSE E-mini MSCI Emerging Markets Index Contracts	Dec. 2011	9,831,510	(1,508,866)
TOTAL EQUITY INDEX CONTRACTS		$ 17,686,850	$ (1,674,958)

The face value of futures purchased as a percentage of net assets is 2.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,899,916.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,415
Fidelity Commodity Strategy Central Fund	2,501
Fidelity Consumer Discretionary Central Fund	579,819
Fidelity Consumer Staples Central Fund	1,193,394
Fidelity Emerging Markets Debt Central Fund	126,030
Fidelity Emerging Markets Equity Central Fund	415,503
Fidelity Energy Central Fund	801,177
Fidelity Financials Central Fund	764,652
Fidelity Health Care Central Fund	360,920
Fidelity High Income Central Fund 1	2,729,343
Fidelity Industrials Central Fund	760,160
Fidelity Information Technology Central Fund	297,801
Fidelity International Equity Central Fund	4,198,639
Fidelity Materials Central Fund	272,762
Fidelity Tactical Income Central Fund	1,859,741
Fidelity Telecom Services Central Fund	312,172
Fidelity Utilities Central Fund	500,221
Total	$ 15,182,250
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,100,223	$ 11,812,848	$ 17,798,796	$ 16,227	0.0%
Fidelity Consumer Discretionary Central Fund	41,517,985	4,154,205	5,960,165	40,100,328	6.6%
Fidelity Consumer Staples Central Fund	41,570,091	3,393,769	6,746,758	40,227,870	6.2%
Fidelity Emerging Markets Debt Central Fund	-	4,206,856	183,978	3,867,650	3.7%
Fidelity Emerging Markets Equity Central Fund	31,592,728	4,604,374	11,706,035	20,477,562	8.2%
Fidelity Energy Central Fund	42,371,501	3,871,101	5,383,523	41,757,839	6.3%
Fidelity Financials Central Fund	73,413,516	9,663,067	8,357,717	58,864,000	6.4%
Fidelity Health Care Central Fund	47,129,056	3,424,043	8,984,864	46,341,357	6.4%
Fidelity High Income Central Fund 1	38,851,929	5,178,230	16,689,177	26,259,753	5.3%
Fidelity Industrials Central Fund	43,949,561	3,960,803	4,621,698	41,243,117	6.6%
Fidelity Information Technology Central Fund	68,558,855	7,764,827	9,975,609	65,291,631	5.9%
Fidelity International Equity Central Fund	138,200,607	20,460,245	23,150,618	118,826,709	8.0%
Fidelity Materials Central Fund	15,474,447	1,827,897	2,374,669	14,361,060	6.7%
Fidelity Tactical Income Central Fund	49,220,508	49,461,352	30,493,852	70,318,328	1.4%
Fidelity Telecom Services Central Fund	12,146,834	937,755	1,020,859	11,493,794	6.3%
Fidelity Utilities Central Fund	14,855,826	1,597,646	1,230,608	16,260,461	6.6%
Total	$ 664,953,667	$ 136,319,018	$ 154,678,926	$ 615,707,686
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 515,261,955	$ 515,261,955	$ -	$ -
Fixed-Income Central Funds	100,445,731	100,445,731	-	-
Money Market Central Funds	17,404,162	17,404,162	-	-
U.S. Treasury Obligations	1,899,916	-	1,899,916	-
Investment Companies	4,754,881	4,754,881	-	-
Total Investments in Securities:	$ 639,766,645	$ 637,866,729	$ 1,899,916	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,674,958)	$ (1,674,958)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,674,958)
Total Value of Derivatives	$ -	$ (1,674,958)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	7.9%
AAA,AA,A	1.8%
BBB	1.3%
BB	1.4%
B	2.6%
CCC,CC,C	0.7%
D	0.0%
Not Rated	0.3%
Equities*	80.4%
Short-Term Investments and Net Other Assets	3.6%
100.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	68.1%
United Kingdom	5.5%
Japan	3.0%
Switzerland	2.6%
France	2.5%
Germany	2.1%
Brazil	1.4%
Ireland	1.3%
Bermuda	1.2%
Canada	1.0%
Others (Individually Less Than 1%)	11.3%
100.0%
Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $70,058,879 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,518,766)	$ 6,654,797
Fidelity Central Funds (cost $700,394,167)	633,111,848
Total Investments (cost $706,912,933)		$ 639,766,645
Receivable for investments sold		3,614,991
Receivable for fund shares sold		672,462
Distributions receivable from Fidelity Central Funds		1,069
Other receivables		31,584
Total assets		644,086,751

Liabilities
Payable for investments purchased	$ 627
Payable for fund shares redeemed	744,267
Accrued management fee	311,705
Transfer agent fee payable	123,813
Distribution and service plan fees payable	28,869
Payable for daily variation margin on futures contracts	748,987
Other affiliated payables	20,086
Other payables and accrued expenses	21,804
Total liabilities		2,000,158

Net Assets		$ 642,086,593
Net Assets consist of:
Paid in capital		$ 743,006,893
Undistributed net investment income		7,099,360
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,198,414)
Net unrealized appreciation (depreciation) on investments		(68,821,246)
Net Assets		$ 642,086,593

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,854,450 ÷ 4,375,427 shares)		$ 11.62

Maximum offering price per share (100/94.25 of $11.62)		$ 12.33
Class T: Net Asset Value and redemption price per share ($8,448,601 ÷ 729,808 shares)		$ 11.58

Maximum offering price per share (100/96.50 of $11.58)		$ 12.00
Class B: Net Asset Value and offering price per share ($2,897,661 ÷ 251,353 shares)A		$ 11.53

Class C: Net Asset Value and offering price per share ($13,378,561 ÷ 1,165,888 shares)A		$ 11.47

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($557,907,549 ÷ 47,620,027 shares)		$ 11.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,599,771 ÷ 735,760 shares)		$ 11.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2011

Investment Income
Dividends		$ 110,011
Interest		115
Income from Fidelity Central Funds		15,182,250
Total income		15,292,376

Expenses
Management fee	$ 4,106,123
Transfer agent fees	1,568,070
Distribution and service plan fees	353,601
Accounting fees and expenses	259,677
Custodian fees and expenses	2,403
Independent trustees' compensation	2,603
Registration fees	108,219
Audit	30,128
Legal	3,574
Miscellaneous	6,909
Total expenses before reductions	6,441,307
Expense reductions	(148,637)	6,292,670
Net investment income (loss)		8,999,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	513,310
Fidelity Central Funds	26,539,135
Foreign currency transactions	652
Futures contracts	(1,756,279)
Capital gain distributions from Fidelity Central Funds	193,805
Total net realized gain (loss)		25,490,623
Change in net unrealized appreciation (depreciation) on: Investment securities	(57,230,353)
Assets and liabilities in foreign currencies	(678)
Futures contracts	(1,669,958)
Total change in net unrealized appreciation (depreciation)		(58,900,989)
Net gain (loss)		(33,410,366)
Net increase (decrease) in net assets resulting from operations		$ (24,410,660)

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,999,706	$ 7,215,899
Net realized gain (loss)	25,490,623	22,493,507
Change in net unrealized appreciation (depreciation)	(58,900,989)	33,036,223
Net increase (decrease) in net assets resulting from operations	(24,410,660)	62,745,629
Distributions to shareholders from net investment income	(7,811,443)	(6,228,674)
Distributions to shareholders from net realized gain	(1,629,805)	(795,094)
Total distributions	(9,441,248)	(7,023,768)
Share transactions - net increase (decrease)	10,668,944	41,004,775
Total increase (decrease) in net assets	(23,182,964)	96,726,636

Net Assets
Beginning of period	665,269,557	568,542,921
End of period (including undistributed net investment income of $7,099,360 and undistributed net investment income of $5,902,169, respectively)	$ 642,086,593	$ 665,269,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.23	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.13	.11	.14	.17	.19
Net realized and unrealized gain (loss)	(.58)	1.06	.27	(3.74)	2.05
Total from investment operations	(.45)	1.17	.41	(3.57)	2.24
Distributions from net investment income	(.13)	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.16)	(.12) J	(.17)	(.26)	(.22)
Net asset value, end of period	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	(3.85)%	10.56%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.10%	1.10%	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.08%	1.08%	1.16%	1.12%	1.12% A
Net investment income (loss)	1.00%	.93%	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,854	$ 45,550	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.10	.08	.11	.13	.15
Net realized and unrealized gain (loss)	(.58)	1.06	.27	(3.73)	2.06
Total from investment operations	(.48)	1.14	.38	(3.60)	2.21
Distributions from net investment income	(.10)	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.13)	(.09) J	(.15)	(.23)	(.22)
Net asset value, end of period	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	(4.08)%	10.33%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.35%	1.36%	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.33%	1.33%	1.43%	1.37%	1.41% A
Net investment income (loss)	.75%	.68%	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,449	$ 7,154	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.02	.01	.06	.06	.08
Net realized and unrealized gain (loss)	(.57)	1.06	.28	(3.72)	2.07
Total from investment operations	(.55)	1.07	.34	(3.66)	2.15
Distributions from net investment income	(.01)	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.04)	(.04) J	(.09)	(.19)	(.21)
Net asset value, end of period	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	(4.60)%	9.70%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91%	1.94%	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.91%	1.93%	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.89%	1.91%	1.97%	1.92%	1.92% A
Net investment income (loss)	.18%	.10%	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,898	$ 3,798	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

Years ended September 30,	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.02	.07	.07	.08
Net realized and unrealized gain (loss)	(.58)	1.06	.28	(3.71)	2.06
Total from investment operations	(.55)	1.08	.35	(3.64)	2.14
Distributions from net investment income	(.05)	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.08)	(.06)	(.09)	(.21)	(.22)
Net asset value, end of period	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	(4.62)%	9.75%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.84%	1.87%	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.82%	1.84%	1.93%	1.89%	1.90% A
Net investment income (loss)	.26%	.17%	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,379	$ 9,945	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate G	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.31	$ 11.24	$ 10.99	$ 14.81	$ 12.79
Income from Investment Operations
Net investment income (loss) B	.17	.14	.16	.20	.23
Net realized and unrealized gain (loss)	(.58)	1.07	.27	(3.76)	2.02
Total from investment operations	(.41)	1.21	.43	(3.56)	2.25
Distributions from net investment income	(.15)	(.12)	(.18)	(.23)	(.21)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.18)	(.14)	(.18)	(.26)	(.23)
Net asset value, end of period	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Total Return A	(3.51)%	10.81%	4.54%	(24.43)%	17.77%
Ratios to Average Net Assets C,E
Expenses before reductions	.82%	.86%	.95%	.87%	.89%
Expenses net of fee waivers, if any	.82%	.86%	.95%	.87%	.87%
Expenses net of all reductions	.80%	.84%	.94%	.86%	.86%
Net investment income (loss)	1.27%	1.17%	1.72%	1.54%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,908	$ 592,472	$ 528,720	$ 440,040	$ 576,458
Portfolio turnover rate D	20%	25%	7%	20%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.30	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.17	.14	.17	.21	.23
Net realized and unrealized gain (loss)	(.59)	1.07	.28	(3.76)	2.07
Total from investment operations	(.42)	1.21	.45	(3.55)	2.30
Distributions from net investment income	(.16)	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	(.02)
Total distributions	(.19)	(.15) I	(.21)	(.27)	(.23)
Net asset value, end of period	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	(3.58)%	10.89%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets E,H
Expenses before reductions	.81%	.83%	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81%	.83%	.82%	.78%	.82% A
Expenses net of all reductions	.79%	.80%	.81%	.77%	.81% A
Net investment income (loss)	1.29%	1.21%	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,600	$ 6,351	$ 1,524	$ 724	$ 247
Portfolio turnover rate F	20%	25%	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2011

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Funds' indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Repurchase Agreements Restricted Securities Swap Agreements	.05%
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities Repurchase Agreements	.02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.02%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .12%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 3,669,646,352	$ 117,019,098	$ (123,647,176)	$ (6,628,078)
Fidelity Asset Manager 30%	233,421,338	6,971,341	(10,296,751)	(3,325,410)
Fidelity Asset Manager 40%	169,104,882	5,200,514	(9,076,058)	(3,875,544)
Fidelity Asset Manager 50%	6,075,831,074	417,460,330	(541,609,183)	(124,148,853)
Fidelity Asset Manager 60%	314,567,913	10,383,023	(24,458,701)	(14,075,678)
Fidelity Asset Manager 70%	2,391,385,101	184,333,085	(279,117,305)	(94,784,220)
Fidelity Asset Manager 85%	678,393,704	47,455,298	(86,082,357)	(38,627,059)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$ 8,453,367	$ 34,428,567	$ -	$ (6,628,078)
Fidelity Asset Manager 30%	863,180	2,150,974	-	(3,325,410)
Fidelity Asset Manager 40%	869,910	1,521,313	-	(3,875,544)
Fidelity Asset Manager 50%	38,507,473	-	(221,993,909)	(124,148,853)
Fidelity Asset Manager 60%	3,447,415	2,254	-	(14,075,678)
Fidelity Asset Manager 70%	32,576,593	-	(307,444,288)	(94,784,220)
Fidelity Asset Manager 85%	7,765,638	-	(70,058,879)	(38,627,059)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be September 30, 2012.

The tax character of distributions paid was as follows:

September 30, 2011
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 67,200,202	$ -	$ 67,200,202
Fidelity Asset Manager 30%	6,845,104	1,215,934	8,061,038
Fidelity Asset Manager 40%	4,302,592	755,221	5,057,813
Fidelity Asset Manager 50%	122,212,589	-	122,212,589
Fidelity Asset Manager 60%	5,768,218	714,793	6,483,011
Fidelity Asset Manager 70%	41,441,161	-	41,441,161
Fidelity Asset Manager 85%	9,441,248	-	9,441,248
September 30, 2010
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 55,007,966	$ -	$ 55,007,966
Fidelity Asset Manager 30%	2,393,534	-	2,393,534
Fidelity Asset Manager 40%	1,349,111	-	1,349,111
Fidelity Asset Manager 50%	118,842,592	-	118,842,592
Fidelity Asset Manager 60%	1,129,447	-	1,129,447
Fidelity Asset Manager 70%	40,037,801	-	40,037,801
Fidelity Asset Manager 85%	7,023,768	-	7,023,768

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statements of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ (496,370)	$ (3,708,051)
Totals (a)	$ (496,370)	$ (3,708,051)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ (182,485)	$ (201,492)
Totals (a)	$ (182,485)	$ (201,492)
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ (181,712)	$ (162,583)
Totals (a)	$ (181,712)	$ (162,583)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ (4,458,241)	$ (13,627,019)
Totals (a)	$ (4,458,241)	$ (13,627,019)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ (548,365)	$ (501,719)
Totals (a)	$ (548,365)	$ (501,719)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ (1,959,854)	$ (6,883,328)
Totals (a)	$ (1,959,854)	$ (6,883,328)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ (1,756,279)	$ (1,669,958)
Totals (a)	$ (1,756,279)	$ (1,669,958)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	880,641,160	512,387,149
Fidelity Asset Manager 30%	121,366,161	34,029,209
Fidelity Asset Manager 40%	95,637,179	24,298,448
Fidelity Asset Manager 50%	872,837,907	1,254,907,680
Fidelity Asset Manager 60%	214,227,205	32,188,290
Fidelity Asset Manager 70%	407,966,028	624,121,697
Fidelity Asset Manager 85%	148,242,675	162,264,037

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds invest in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each Fund's management fees were reduced by the following amounts and are reflected in Expense reductions on the Statements of Operations:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 20,278
Fidelity Asset Manager 30%	1,072
Fidelity Asset Manager 40%	789
Fidelity Asset Manager 50%	43,054
Fidelity Asset Manager 60%	1,494
Fidelity Asset Manager 70%	18,501
Fidelity Asset Manager 85%	5,306

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 96,234	$ 18,559
Class T	.25%	.25%	80,346	29
Class B	.75%	.25%	32,427	24,328
Class C	.75%	.25%	174,281	51,182
			$ 383,288	$ 94,098
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 20,582	$ 680
Class T	.25%	.25%	29,122	3
Class B	.75%	.25%	12,323	9,436
Class C	.75%	.25%	54,338	17,972
			$ 116,365	$ 28,091
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 23,418	$ 4,366
Class T	.25%	.25%	17,112	75
Class B	.75%	.25%	10,469	7,931
Class C	.75%	.25%	31,546	11,822
			$ 82,545	$ 24,194
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 126,004	$ 9,327
Class T	.25%	.25%	105,694	173
Class B	.75%	.25%	46,725	35,093
Class C	.75%	.25%	175,491	53,884
			$ 453,914	$ 98,477
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 76,796	$ 23,271
Class T	.25%	.25%	39,136	107
Class B	.75%	.25%	21,525	16,258
Class C	.75%	.25%	59,934	27,823
			$ 197,391	$ 67,459
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 298,887	$ 14,289
Class T	.25%	.25%	232,878	611
Class B	.75%	.25%	130,043	97,608
Class C	.75%	.25%	371,870	40,701
			$ 1,033,678	$ 153,209
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 137,200	$ 10,957
Class T	.25%	.25%	44,924	48
Class B	.75%	.25%	36,465	27,363
Class C	.75%	.25%	135,012	33,626
			$ 353,601	$ 71,994

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 19,949
Class T	5,964
Class B*	10,618
Class C*	6,593
$ 43,124
Fidelity Asset Manager 30%
Class A	$ 11,563
Class T	2,492
Class B*	5,131
Class C*	2,249
$ 21,435
Fidelity Asset Manager 40%
Class A	$ 9,385
Class T	1,683
Class B*	4,897
Class C*	881
$ 16,846
Fidelity Asset Manager 50%
Class A	$ 46,147
Class T	9,984
Class B*	11,716
Class C*	5,025
$ 72,872
Fidelity Asset Manager 60%
Class A	$ 32,034
Class T	8,313
Class B*	2,899
Class C*	3,572
$ 46,818
Fidelity Asset Manager 70%
Class A	$ 42,808
Class T	23,288
Class B*	29,583
Class C*	4,117
$ 99,796
Fidelity Asset Manager 85%
Class A	$ 30,189
Class T	6,991
Class B*	12,707
Class C*	1,471
$ 51,358

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 57,061.15
Class T	24,272.15
Class B	6,234.19
Class C	26,470.15
Asset Manager 20%	3,221,016.09
Institutional Class	18,614.14
	$ 3,353,667
Fidelity Asset Manager 30%
Class A	$ 11,398.14
Class T	6,560.11
Class B	2,170.18
Class C	7,882.15
Asset Manager 30%	154,329.09
Institutional Class	1,321.11
	$ 183,660
Fidelity Asset Manager 40%
Class A	$ 14,349.15
Class T	4,986.15
Class B	1,955.19
Class C	5,153.16
Asset Manager 40%	112,776.10
Institutional Class	1,141.14
	$ 140,360
Fidelity Asset Manager 50%
Class A	$ 116,266.23
Class T	42,055.20
Class B	10,681.23
Class C	35,911.20
Asset Manager 50%	10,668,634.16
Institutional Class	20,422.21
	$ 10,893,969
Fidelity Asset Manager 60%
Class A	$ 63,350.21
Class T	16,453.21
Class B	6,073.28
Class C	14,055.23
Asset Manager 60%	294,580.16
Institutional Class	12,446.19
	$ 406,957
Fidelity Asset Manager 70%
Class A	$ 283,591.24
Class T	115,367.25
Class B	38,684.30
Class C	83,692.23
Asset Manager 70%	4,227,798.17
Institutional Class	59,468.21
	$ 4,808,600

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 85%	Amount	% of Average Net Assets
Class A	$ 127,170.23
Class T	21,270.24
Class B	10,849.30
Class C	30,080.22
Asset Manager 85%	1,360,120.21
Institutional Class	18,581.20
	$ 1,568,070

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 70%	$ 8
Fidelity Asset Manager 85%	15

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statements of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 11,040
Fidelity Asset Manager 30%	530
Fidelity Asset Manager 40%	374
Fidelity Asset Manager 50%	21,790
Fidelity Asset Manager 60%	629
Fidelity Asset Manager 70%	8,820
Fidelity Asset Manager 85%	2,373

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

During the period, there were no securities loaned to FCM. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Fidelity Asset Manager 20%	$ 420

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 30%
Class A	.90%	$ 870
Class B	1.65%	623
Class C	1.65%	955
Fidelity Asset Manager 40%
Class A	.90%	4,370
Class T	1.15%	1,448
Class B	1.65%	830
Class C	1.65%	1,763
Institutional Class	.65%	275
Fidelity Asset Manager 60%
Class A	1.10%	6,434
Class T	1.35%	1,918
Class B	1.85%	2,116
Class C	1.85%	2,814
Institutional Class	.85%	291

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 166,916	$ -
Fidelity Asset Manager 30%	13,299	4
Fidelity Asset Manager 40%	12,245	15
Fidelity Asset Manager 50%	762,237	2
Fidelity Asset Manager 60%	32,305	5
Fidelity Asset Manager 70%	428,732	6
Fidelity Asset Manager 85%	143,328	3

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2011	2010
Fidelity Asset Manager 20%
From net investment income
Class A	$ 586,679	$ 475,459
Class T	202,707	190,636
Class B	23,239	31,286
Class C	139,643	123,802
Asset Manager 20%	62,091,451	53,054,555
Institutional Class	238,395	69,084
Total	$ 63,282,114	$ 53,944,822
From net realized gain
Class A	$ 58,141	$ 11,003
Class T	17,664	4,680
Class B	3,899	1,342
Class C	19,520	4,617
Asset Manager 20%	3,812,689	1,040,320
Institutional Class	6,175	1,182
Total	$ 3,918,088	$ 1,063,144
Fidelity Asset Manager 30%
From net investment income
Class A	$ 125,485	$ 105,939
Class T	77,782	69,241
Class B	9,198	11,715
Class C	42,885	40,459
Asset Manager 30%	3,087,114	1,732,423
Institutional Class	22,029	19,380
Total	$ 3,364,493	$ 1,979,157
From net realized gain
Class A	$ 243,378	$ 23,619
Class T	179,135	12,739
Class B	41,264	4,604
Class C	154,478	14,101
Asset Manager 30%	4,040,384	355,511
Institutional Class	37,906	3,803
Total	$ 4,696,545	$ 414,377
Fidelity Asset Manager 40%
From net investment income
Class A	$ 124,217	$ 68,525
Class T	40,458	30,736
Class B	7,252	10,251
Class C	22,611	16,142
Asset Manager 40%	1,849,604	1,020,274
Institutional Class	14,366	18,025
Total	$ 2,058,508	$ 1,163,953
From net realized gain
Class A	$ 233,743	$ 12,119
Class T	90,467	6,626
Class B	29,899	3,795
Class C	69,845	5,380
Asset Manager 40%	2,549,586	154,380
Institutional Class	25,765	2,858
Total	$ 2,999,305	$ 185,158

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended September 30,	2011	2010
Fidelity Asset Manager 50%
From net investment income
Class A	$ 693,412	$ 555,656
Class T	245,481	194,817
Class B	30,116	37,330
Class C	122,263	109,897
Asset Manager 50%	110,587,943	117,879,331
Institutional Class	145,632	65,561
Total	$ 111,824,847	$ 118,842,592
From net realized gain
Class A	$ 72,878	$ -
Class T	31,760	-
Class B	7,552	-
Class C	25,236	-
Asset Manager 50%	10,232,712	-
Institutional Class	17,604	-
Total	$ 10,387,742	$ -
Fidelity Asset Manager 60%
From net investment income
Class A	$ 278,533	$ 77,496
Class T	46,983	32,293
Class B	5,073	7,178
Class C	12,203	17,988
Asset Manager 60%	1,393,433	778,488
Institutional Class	64,892	15,127
Total	$ 1,801,117	$ 928,570
From net realized gain
Class A	$ 776,336	$ 18,234
Class T	183,723	9,498
Class B	60,411	3,988
Class C	127,888	7,195
Asset Manager 60%	3,380,367	158,875
Institutional Class	153,169	3,087
Total	$ 4,681,894	$ 200,877
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,279,735	$ 1,226,342
Class T	394,208	502,886
Class B	20,121	100,145
Class C	121,109	299,307
Asset Manager 70%	34,282,694	36,045,406
Institutional Class	371,280	305,152
Total	$ 36,469,147	$ 38,479,238
From net realized gain
Class A	$ 212,000	$ 58,090
Class T	86,897	29,200
Class B	26,305	11,267
Class C	68,453	24,268
Asset Manager 70%	4,528,433	1,422,844
Institutional Class	49,926	12,894
Total	$ 4,972,014	$ 1,558,563

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2011	2010
Fidelity Asset Manager 85%
From net investment income
Class A	$ 501,772	$ 256,905
Class T	59,537	40,431
Class B	2,012	8,273
Class C	46,297	29,342
Asset Manager 85%	7,081,193	5,859,302
Institutional Class	120,632	34,421
Total	$ 7,811,443	$ 6,228,674
From net realized gain
Class A	$ 118,400	$ 36,067
Class T	18,381	7,677
Class B	8,577	4,432
Class C	27,650	10,735
Asset Manager 85%	1,434,314	732,414
Institutional Class	22,483	3,769
Total	$ 1,629,805	$ 795,094

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Fidelity Asset Manager 20%
Class A
Shares sold	2,673,478	1,367,399	$ 34,200,914	$ 16,545,993
Reinvestment of distributions	47,955	38,433	615,973	463,570
Shares redeemed	(2,359,741)	(988,893)	(30,553,329)	(11,988,031)
Net increase (decrease)	361,692	416,939	$ 4,263,558	$ 5,021,532
Class T
Shares sold	714,977	634,304	$ 9,190,575	$ 7,654,118
Reinvestment of distributions	15,552	14,578	199,659	175,697
Shares redeemed	(579,647)	(241,304)	(7,447,713)	(2,918,698)
Net increase (decrease)	150,882	407,578	$ 1,942,521	$ 4,911,117
Class B
Shares sold	44,236	150,755	$ 566,789	$ 1,815,797
Reinvestment of distributions	1,688	2,232	21,619	26,851
Shares redeemed	(101,126)	(86,323)	(1,294,030)	(1,047,878)
Net increase (decrease)	(55,202)	66,664	$ (705,622)	$ 794,770
Class C
Shares sold	632,272	707,792	$ 8,103,252	$ 8,509,802
Reinvestment of distributions	9,977	8,699	127,810	104,701
Shares redeemed	(362,958)	(239,520)	(4,651,635)	(2,885,264)
Net increase (decrease)	279,291	476,971	$ 3,579,427	$ 5,729,239
Asset Manager 20%
Shares sold	105,485,868	89,853,862	$ 1,359,884,611	$ 1,090,949,570
Reinvestment of distributions	4,929,957	4,305,872	63,508,509	52,019,005
Shares redeemed	(71,903,037)	(45,372,516)	(926,506,717)	(550,784,654)
Net increase (decrease)	38,512,788	48,787,218	$ 496,886,403	$ 592,183,921
Institutional Class
Shares sold	1,622,202	185,035	$ 21,080,094	$ 2,260,347
Reinvestment of distributions	16,758	4,900	216,997	59,203
Shares redeemed	(190,148)	(41,041)	(2,462,946)	(497,978)
Net increase (decrease)	1,448,812	148,894	$ 18,834,145	$ 1,821,572

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Fidelity Asset Manager 30%
Class A
Shares sold	427,039	481,437	$ 4,149,002	$ 4,474,112
Reinvestment of distributions	34,302	12,728	330,219	117,278
Shares redeemed	(274,238)	(194,516)	(2,672,926)	(1,817,919)
Net increase (decrease)	187,103	299,649	$ 1,806,295	$ 2,773,471
Class T
Shares sold	148,408	473,652	$ 1,439,647	$ 4,403,570
Reinvestment of distributions	17,159	6,299	164,932	57,955
Shares redeemed	(244,544)	(120,471)	(2,368,890)	(1,126,266)
Net increase (decrease)	(78,977)	359,480	$ (764,311)	$ 3,335,259
Class B
Shares sold	21,940	71,130	$ 214,586	$ 658,742
Reinvestment of distributions	4,615	1,674	44,244	15,388
Shares redeemed	(50,045)	(19,903)	(490,179)	(184,038)
Net increase (decrease)	(23,490)	52,901	$ (231,349)	$ 490,092
Class C
Shares sold	323,219	302,815	$ 3,144,066	$ 2,799,313
Reinvestment of distributions	17,059	5,167	163,514	47,447
Shares redeemed	(198,742)	(87,963)	(1,940,794)	(812,117)
Net increase (decrease)	141,536	220,019	$ 1,366,786	$ 2,034,643
Asset Manager 30%
Shares sold	17,236,966	7,460,776	$ 168,357,986	$ 69,439,946
Reinvestment of distributions	725,590	222,139	7,001,594	2,047,681
Shares redeemed	(7,035,514)	(3,146,665)	(68,568,688)	(29,237,305)
Net increase (decrease)	10,927,042	4,536,250	$ 106,790,892	$ 42,250,322
Institutional Class
Shares sold	13,098	46,009	$ 128,154	$ 428,927
Reinvestment of distributions	5,486	2,159	52,854	19,894
Shares redeemed	(9,580)	(12,736)	(92,913)	(118,003)
Net increase (decrease)	9,004	35,432	$ 88,095	$ 330,818
Fidelity Asset Manager 40%
Class A
Shares sold	613,347	685,528	$ 5,892,884	$ 6,145,461
Reinvestment of distributions	36,596	8,721	348,621	77,631
Shares redeemed	(185,346)	(359,739)	(1,796,223)	(3,238,124)
Net increase (decrease)	464,597	334,510	$ 4,445,282	$ 2,984,968
Class T
Shares sold	127,364	126,436	$ 1,223,897	$ 1,154,388
Reinvestment of distributions	13,081	3,765	124,278	33,340
Shares redeemed	(42,877)	(53,808)	(415,826)	(480,791)
Net increase (decrease)	97,568	76,393	$ 932,349	$ 706,937
Class B
Shares sold	15,977	53,050	$ 154,389	$ 481,946
Reinvestment of distributions	3,618	1,544	34,345	13,592
Shares redeemed	(39,662)	(84,907)	(380,385)	(764,684)
Net increase (decrease)	(20,067)	(30,313)	$ (191,651)	$ (269,146)
Class C
Shares sold	244,007	176,368	$ 2,359,918	$ 1,595,392
Reinvestment of distributions	9,518	2,348	90,461	20,782
Shares redeemed	(56,607)	(113,922)	(542,510)	(1,024,426)
Net increase (decrease)	196,918	64,794	$ 1,907,869	$ 591,748

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Asset Manager 40%
Shares sold	12,034,047	5,951,044	$ 115,977,106	$ 54,037,260
Reinvestment of distributions	441,938	128,632	4,215,911	1,146,456
Shares redeemed	(4,670,101)	(1,990,425)	(44,948,971)	(18,032,627)
Net increase (decrease)	7,805,884	4,089,251	$ 75,244,046	$ 37,151,089
Institutional Class
Shares sold	19,413	43,724	$ 188,266	$ 396,689
Reinvestment of distributions	3,567	2,073	33,880	18,388
Shares redeemed	(52,767)	(58,636)	(504,882)	(529,624)
Net increase (decrease)	(29,787)	(12,839)	$ (282,736)	$ (114,547)
Fidelity Asset Manager 50%
Class A
Shares sold	1,357,962	1,768,497	$ 21,040,946	$ 24,843,354
Reinvestment of distributions	47,314	39,139	729,417	538,102
Shares redeemed	(1,133,276)	(634,941)	(17,455,921)	(8,848,722)
Net increase (decrease)	272,000	1,172,695	$ 4,314,442	$ 16,532,734
Class T
Shares sold	707,648	654,048	$ 11,011,067	$ 9,197,213
Reinvestment of distributions	15,198	11,943	234,620	163,485
Shares redeemed	(543,106)	(293,305)	(8,450,873)	(4,053,154)
Net increase (decrease)	179,740	372,686	$ 2,794,814	$ 5,307,544
Class B
Shares sold	37,951	140,996	$ 585,312	$ 1,961,869
Reinvestment of distributions	1,970	2,176	30,052	29,634
Shares redeemed	(86,146)	(71,158)	(1,317,765)	(992,074)
Net increase (decrease)	(46,225)	72,014	$ (702,401)	$ 999,429
Class C
Shares sold	553,080	514,603	$ 8,511,759	$ 7,167,376
Reinvestment of distributions	7,174	5,349	110,212	73,042
Shares redeemed	(333,216)	(205,830)	(5,136,826)	(2,870,242)
Net increase (decrease)	227,038	314,122	$ 3,485,145	$ 4,370,176
Asset Manager 50%
Shares sold	46,803,639	39,143,638	$ 725,169,900	$ 547,613,737
Reinvestment of distributions	7,564,327	8,294,224	116,747,024	113,952,368
Shares redeemed	(77,854,152)	(62,411,690)	(1,206,141,305)	(871,172,919)
Net increase (decrease)	(23,486,186)	(14,973,828)	$ (364,224,381)	$ (209,606,814)
Institutional Class
Shares sold	567,994	222,454	$ 8,632,816	$ 3,106,030
Reinvestment of distributions	9,483	4,425	146,693	61,031
Shares redeemed	(422,815)	(55,339)	(6,599,468)	(764,414)
Net increase (decrease)	154,662	171,540	$ 2,180,041	$ 2,402,647
Fidelity Asset Manager 60%
Class A
Shares sold	2,015,894	2,141,689	$ 19,189,003	$ 18,693,310
Reinvestment of distributions	110,909	10,621	1,038,105	90,700
Shares redeemed	(871,704)	(619,019)	(8,366,659)	(5,333,003)
Net increase (decrease)	1,255,099	1,533,291	$ 11,860,449	$ 13,451,007

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Class T
Shares sold	472,517	311,692	$ 4,587,049	$ 2,738,228
Reinvestment of distributions	23,971	4,505	223,891	38,385
Shares redeemed	(233,590)	(78,586)	(2,238,584)	(687,458)
Net increase (decrease)	262,898	237,611	$ 2,572,356	$ 2,089,155
Class B
Shares sold	44,891	106,824	$ 432,392	$ 926,842
Reinvestment of distributions	6,522	1,168	60,913	9,963
Shares redeemed	(58,397)	(72,845)	(556,235)	(631,010)
Net increase (decrease)	(6,984)	35,147	$ (62,930)	$ 305,795
Class C
Shares sold	512,614	338,644	$ 4,910,354	$ 2,936,397
Reinvestment of distributions	14,896	2,900	138,832	24,677
Shares redeemed	(196,154)	(119,896)	(1,873,376)	(1,035,525)
Net increase (decrease)	331,356	221,648	$ 3,175,810	$ 1,925,549
Asset Manager 60%
Shares sold	24,119,990	7,782,273	$ 231,782,714	$ 68,206,585
Reinvestment of distributions	499,757	106,708	4,687,716	912,356
Shares redeemed	(6,925,180)	(3,614,653)	(66,367,827)	(31,454,344)
Net increase (decrease)	17,694,567	4,274,328	$ 170,102,603	$ 37,664,597
Institutional Class
Shares sold	588,499	314,085	$ 5,686,585	$ 2,733,458
Reinvestment of distributions	23,088	2,063	216,335	17,638
Shares redeemed	(112,072)	(66,069)	(1,077,631)	(571,142)
Net increase (decrease)	499,515	250,079	$ 4,825,289	$ 2,179,954
Fidelity Asset Manager 70%
Class A
Shares sold	1,838,985	2,439,457	$ 30,336,532	$ 35,293,218
Reinvestment of distributions	87,098	86,409	1,401,137	1,220,957
Shares redeemed	(1,917,499)	(1,605,541)	(31,215,640)	(23,055,336)
Net increase (decrease)	8,584	920,325	$ 522,029	$ 13,458,839
Class T
Shares sold	572,222	356,464	$ 9,330,779	$ 5,148,505
Reinvestment of distributions	28,995	36,625	466,506	517,509
Shares redeemed	(862,398)	(759,609)	(13,954,372)	(10,971,045)
Net increase (decrease)	(261,181)	(366,520)	$ (4,157,087)	$ (5,305,031)
Class B
Shares sold	11,636	120,139	$ 190,557	$ 1,720,713
Reinvestment of distributions	2,530	7,309	40,857	103,353
Shares redeemed	(329,182)	(485,446)	(5,363,133)	(6,998,049)
Net increase (decrease)	(315,016)	(357,998)	$ (5,131,719)	$ (5,173,983)
Class C
Shares sold	349,417	670,000	$ 5,728,316	$ 9,564,163
Reinvestment of distributions	10,320	20,374	166,019	287,474
Shares redeemed	(464,350)	(885,534)	(7,595,479)	(12,736,288)
Net increase (decrease)	(104,613)	(195,160)	$ (1,701,144)	$ (2,884,651)
Asset Manager 70%
Shares sold	23,442,645	18,494,614	$ 385,900,224	$ 267,814,520
Reinvestment of distributions	2,369,778	2,604,232	38,143,970	36,823,839
Shares redeemed	(37,698,311)	(25,377,580)	(616,247,024)	(366,190,757)
Net increase (decrease)	(11,885,888)	(4,278,734)	$ (192,202,830)	$ (61,552,398)
Institutional Class
Shares sold	850,538	845,988	$ 14,159,968	$ 12,203,214
Reinvestment of distributions	20,038	17,837	322,728	252,400
Shares redeemed	(762,986)	(1,319,297)	(12,509,828)	(18,973,707)
Net increase (decrease)	107,590	(455,472)	$ 1,972,868	$ (6,518,093)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2011	2010	2011	2010
Fidelity Asset Manager 85%
Class A
Shares sold	1,678,869	2,360,902	$ 22,281,428	$ 27,368,627
Reinvestment of distributions	46,336	25,229	607,439	287,611
Shares redeemed	(1,073,663)	(675,334)	(14,347,545)	(7,837,431)
Net increase (decrease)	651,542	1,710,797	$ 8,541,322	$ 19,818,807
Class T
Shares sold	298,124	262,627	$ 3,976,115	$ 3,032,066
Reinvestment of distributions	5,447	3,776	71,251	42,970
Shares redeemed	(160,769)	(172,272)	(2,101,112)	(1,955,847)
Net increase (decrease)	142,802	94,131	$ 1,946,254	$ 1,119,189
Class B
Shares sold	26,782	107,436	$ 353,936	$ 1,234,004
Reinvestment of distributions	731	1,064	9,592	12,100
Shares redeemed	(89,476)	(76,663)	(1,167,945)	(883,795)
Net increase (decrease)	(61,963)	31,837	$ (804,417)	$ 362,309
Class C
Shares sold	558,931	401,874	$ 7,371,526	$ 4,614,595
Reinvestment of distributions	5,106	3,150	66,513	35,722
Shares redeemed	(220,284)	(230,999)	(2,864,683)	(2,661,103)
Net increase (decrease)	343,753	174,025	$ 4,573,356	$ 1,989,214
Asset Manager 85%
Shares sold	11,779,052	16,027,071	$ 158,073,671	$ 187,799,889
Reinvestment of distributions	636,391	559,712	8,392,644	6,408,708
Shares redeemed	(12,905,535)	(15,512,827)	(172,892,729)	(180,949,818)
Net increase (decrease)	(490,092)	1,073,956	$ (6,426,414)	$ 13,258,779
Institutional Class
Shares sold	385,928	462,839	$ 5,087,476	$ 5,408,316
Reinvestment of distributions	10,329	3,239	135,805	37,020
Shares redeemed	(176,979)	(85,209)	(2,384,438)	(988,859)
Net increase (decrease)	219,278	380,869	$ 2,838,843	$ 4,456,477

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2011, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. We have also audited the statements of changes in net assets for the year ended September 30, 2010, for Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2010 and financial highlights for each of the three years in the period then ended for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60%, were audited by other auditors whose report dated November 22, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with custodians and brokers; where replies were not received by brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% as of September 30, 2011, the results of their operations for the year then ended, the changes in net assets for the Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% for the year then ended and for the Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for each of the two years then ended and the financial highlights for the Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% for the year then ended and for the Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$ 34,428,567
Asset Manager 30%	$ 2,769,660
Asset Manager 40%	$ 1,957,414
Asset Manager 60%	$ 676,208

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	12.52%
Asset Manager 30%	11.75%
Asset Manager 40%	10.40%
Asset Manager 50%	9.14%
Asset Manager 60%	7.67%
Asset Manager 70%	5.59%
Asset Manager 85%	2.12%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2011 to September 30, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$ 43,672,529
Asset Manager 30%	$ 2,605,801
Asset Manager 40%	$ 1,237,767
Asset Manager 50%	$ 55,579,605

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Institutional Class
Asset Manager 20%
November 2010	1%
December 2010	9%
February 2011	13%
March 2011	12%
April 2011	13%
May 2011	12%
June 2011	13%
July 2011	13%
August 2011	12%
September 2011	13%

Institutional Class
Asset Manager 30%
December 2010	2%
February 2011	17%
March 2011	16%
April 2011	16%
May 2011	17%
June 2011	16%
July 2011	17%
August 2011	17%
September 2011	16%

Institutional Class
Asset Manager 40%
December 2010	26%
April 2011	30%
July 2011	30%

Institutional Class
Asset Manager 50%
December 17, 2010	16%
December 30, 2010	23%
April 2011	37%
July 2011	38%

Institutional Class
Asset Manager 60%
December 2010	9%

Institutional Class
Asset Manager 70%
December 17, 2010	31%
December 30, 2010	39%

Institutional Class
Asset Manager 85%
December 17, 2010	40%
December 30, 2010	53%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Asset Manager 20%
November 2010	2%
December 2010	13%
February 2011	18%
March 2011	17%
Institutional Class
Asset Manager 20%
April 2011	18%
May 2011	16%
June 2011	18%
July 2011	18%
August 2011	17%
September 2011	17%

Institutional Class
Asset Manager 30%
December 2010	3%
February 2011	27%
March 2011	24%
April 2011	25%
May 2011	27%
June 2011	25%
July 2011	26%
August 2011	26%
September 2011	25%

Institutional Class
Asset Manager 40%
December 2010	5%
April 2011	51%
July 2011	50%

Institutional Class
Asset Manager 50%
December 17, 2010	23%
December 30, 2010	32%
April 2011	64%
July 2011	66%

Institutional Class
Asset Manager 60%
December 2010	17%

Institutional Class
Asset Manager 70%
December 17, 2010	57%
December 30, 2010	53%

Institutional Class
Asset Manager 85%
December 17, 2010	74%
December 30, 2010	72%

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods, as available, against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For each of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, and Fidelity Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Institutional Class (Class I) and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and the retail class show the performance of the highest performing class (based on three-year performance) and the lowest performing class (based on five-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 30%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 40%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Fidelity Asset Manager 60%, because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

For Fidelity Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the third quartile for the one-year period, the first quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the first quartile for all the periods shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 25% would mean that 75% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 20% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 30% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 40% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each class of Fidelity Asset Manager 50% ranked below its competitive median for 2010.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 60% ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2010 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board also considered that the total expense ratio of Class B was above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of Fidelity Asset Manager 85% ranked below its competitive median for 2010 and the total expense ratio of each of Class T and Class B ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board also considered that the total expense ratio of Class B was above the median primarily due to smaller average account and fund sizes that result in higher transfer agent fees and other expenses.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-UANNPRO-1111
1.878282.103

Fidelity®
Series Broad Market Opportunities
Fund

Annual Report

September 30, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2011	Past 1 year	Life of fund A
Fidelity ® Series Broad Market Opportunities Fund	-2.91%	-3.02%

A From August 21, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Series Broad Market Opportunities Fund on August 21, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks eked out slight gains for the 12 months ending September 30, 2011, as investor angst over global economic woes overtook the market in the latter half of the period, extinguishing the sharp run-up in equities from October through April. For the year, the S&P 500® Index rose only 1.14%, while the blue-chip Dow Jones Industrial AverageSM increased 3.83% and the technology-heavy Nasdaq Composite® Index added 2.96%. Following an extended rally fueled by encouraging economic activity, stocks eventually derailed in late July and early August amid wrangling over the U.S. debt ceiling, Standard & Poor's downgrade of the country's long-term sovereign credit rating and deepening debt troubles in Europe. Markets remained volatile through September, when the S&P 500® registered its worst calendar-quarter finish since late 2008. Among market segments, financials had the largest decline (-17%), while the defensive utilities sector fared best (+12%). Small and mid-sized stocks fell shy of their larger-cap counterparts, with the Russell 2000® and Russell Midcap® indexes returning -3.53% and -0.88%, respectively. The financial crisis in Europe helped push the MSCI® EAFE® (Europe, Australasia, Far East) Index to a 12-month decline of 9.26%, its weakest one-year trailing return in more than two years.

Comments from Geoff Stein and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity® Series Broad Market Opportunities Fund: For the year, the fund returned -2.91%, trailing the 0.67% gain of the Dow Jones U.S. Total Stock Market IndexSM. Seven out of 10 underlying equity sector central funds underperformed their respective components of the benchmark, and weak stock selection in financials, information technology, energy, consumer discretionary and consumer staples notably hampered the fund's relative performance. From a market-capitalization perspective, overweighting mid- and smaller-cap stocks proved detrimental, as large- and mega-cap stocks generally performed better. On the plus side, security selection in health care and industrials added the most value, followed by a small cash position. The biggest individual detractors were Dallas-based bank holding company Comerica, an underweighting in strong-performing tech giant International Business Machines, discount broker E*TRADE Financial, Alabama-based regional bank Regions Financial and investment banking/brokerage firm Morgan Stanley. Top individual contributors included underweighted stakes in diversified financial services provider Bank of America and computer maker Hewlett-Packard - both of which lagged the index by a sizable margin - and an overweighting in credit card processor MasterCard.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Actual	1.00%	$ 1,000.00	$ 810.70	$ 4.54
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.05	$ 5.06

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of September 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.2	2.1
Procter & Gamble Co.	1.8	1.4
Exxon Mobil Corp.	1.5	1.9
General Electric Co.	1.5	1.5
Chevron Corp.	1.4	1.1
The Coca-Cola Co.	1.2	1.1
Amazon.com, Inc.	1.1	0.6
Oracle Corp.	1.1	0.8
Google, Inc. Class A	1.0	1.0
British American Tobacco PLC sponsored ADR	0.9	0.6
	13.7
Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Stocks 96.7%	Stocks 98.7%
Convertible Securities 0.1%	Convertible Securities 0.0%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 1.3%

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 19.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments September 30, 2011

Showing Percentage of Net Assets

Equity Central Funds - 100.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,067	$ 350,417
Fidelity Consumer Staples Central Fund (a)	2,813	370,080
Fidelity Energy Central Fund (a)	3,953	397,596
Fidelity Financials Central Fund (a)	12,145	538,880
Fidelity Health Care Central Fund (a)	3,610	444,712
Fidelity Industrials Central Fund (a)	3,236	380,007
Fidelity Information Technology Central Fund (a)	4,493	675,233
Fidelity Materials Central Fund (a)	1,075	144,238
Fidelity Telecom Services Central Fund (a)	883	98,302
Fidelity Utilities Central Fund (a)	1,445	150,190
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,142,274)		3,549,655
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(25,711)
NET ASSETS - 100%		$ 3,523,944
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 5,076
Fidelity Consumer Staples Central Fund	10,632
Fidelity Energy Central Fund	7,156
Fidelity Financials Central Fund	7,157
Fidelity Health Care Central Fund	3,277
Fidelity Industrials Central Fund	6,774
Fidelity Information Technology Central Fund	2,819
Fidelity Materials Central Fund	2,500
Fidelity Telecom Services Central Fund	2,693
Fidelity Utilities Central Fund	4,453
Total	$ 52,537
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 390,968	$ 111,174	$ 155,439	$ 350,417	0.1%
Fidelity Consumer Staples Central Fund	384,704	106,314	137,718	370,080	0.1%
Fidelity Energy Central Fund	403,334	190,129	194,184	397,596	0.1%
Fidelity Financials Central Fund	707,845	386,048	404,787	538,880	0.1%
Fidelity Health Care Central Fund	441,935	135,193	168,701	444,712	0.1%
Fidelity Industrials Central Fund	416,636	129,168	143,589	380,007	0.1%
Fidelity Information Technology Central Fund	606,164	367,352	271,267	675,233	0.1%
Fidelity Materials Central Fund	153,448	42,569	42,619	144,238	0.1%
Fidelity Telecom Services Central Fund	111,342	33,057	41,635	98,302	0.1%
Fidelity Utilities Central Fund	144,714	41,117	44,982	150,190	0.1%
Total	$ 3,761,090	$ 1,542,121	$ 1,604,921	$ 3,549,655
Other Information

All investments are categorized as Level 1. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.6%
United Kingdom	2.2%
Switzerland	2.0%
France	2.0%
Ireland	1.8%
Bermuda	1.2%
Canada	1.1%
Cayman Islands	1.1%
Brazil	1.1%
Germany	1.1%
Others (Individually Less Than 1%)	5.8%
100.0%
Income Tax Information

At September 30, 2011, the Fund had a capital loss carryforward of approximately $865,374 of which $555,492 and $309,882 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2011
Assets
Investments in Fidelity Central Funds (cost $4,142,274)		$ 3,549,655
Cash		23
Receivable for investments sold		1,706
Receivable for fund shares sold		203
Receivable from investment adviser for expense reductions		2,098
Other receivables		178
Total assets		3,553,863

Liabilities
Payable for fund shares redeemed	$ 225
Accrued management fee	1,768
Other affiliated payables	508
Other payables and accrued expenses	27,418
Total liabilities		29,919

Net Assets		$ 3,523,944
Net Assets consist of:
Paid in capital		$ 4,555,228
Undistributed net investment income		9,644
Accumulated undistributed net realized gain (loss) on investments		(448,309)
Net unrealized appreciation (depreciation) on investments		(592,619)
Net Assets, for 407,340 shares outstanding		$ 3,523,944
Net Asset Value, offering price and redemption price per share ($3,523,944 ÷ 407,340 shares)		$ 8.65

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2011
Investment Income
Income from Fidelity Central Funds		$ 52,537

Expenses
Management fee	$ 22,106
Transfer agent fees	5,719
Accounting fees and expenses	1,542
Custodian fees and expenses	10,860
Independent trustees' compensation	14
Audit	35,766
Legal	16
Miscellaneous	30
Total expenses before reductions	76,053
Expense reductions	(37,003)	39,050
Net investment income (loss)		13,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Fidelity Central Funds		189,649
Change in net unrealized appreciation (depreciation) on investment securities		(338,284)
Net gain (loss)		(148,635)
Net increase (decrease) in net assets resulting from operations		$ (135,148)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,487	$ 12,801
Net realized gain (loss)	189,649	56,104
Change in net unrealized appreciation (depreciation)	(338,284)	332,960
Net increase (decrease) in net assets resulting from operations	(135,148)	401,865
Distributions to shareholders from net investment income	(13,781)	(13,805)
Distributions to shareholders from net realized gain	(3,937)	(3,944)
Total distributions	(17,718)	(17,749)
Share transactions Proceeds from sales of shares	1,819,766	1,403,238
Reinvestment of distributions	17,718	17,749
Cost of shares redeemed	(1,896,963)	(1,198,601)
Net increase (decrease) in net assets resulting from share transactions	(59,479)	222,386
Total increase (decrease) in net assets	(212,345)	606,502

Net Assets
Beginning of period	3,736,289	3,129,787
End of period (including undistributed net investment income of $9,644 and undistributed net investment income of $10,851, respectively)	$ 3,523,944	$ 3,736,289
Other Information Shares
Sold	180,386	166,673
Issued in reinvestment of distributions	1,788	2,131
Redeemed	(192,484)	(140,623)
Net increase (decrease)	(10,310)	28,181

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 8.04	$ 7.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.03	.05	.07	.01
Net realized and unrealized gain (loss)	(.28)	.93	.16	(2.91)	.73
Total from investment operations	(.25)	.96	.21	(2.84)	.74
Distributions from net investment income	(.04)	(.04)	(.04)	(.03)	-
Distributions from net realized gain	(.01)	(.01)	-	-	-
Total distributions	(.05)	(.05)	(.04)	(.03)	-
Net asset value, end of period	$ 8.65	$ 8.95	$ 8.04	$ 7.87	$ 10.74
Total Return B, C	(2.91)%	11.92%	2.78%	(26.51)%	7.40%
Ratios to Average Net Assets E, H
Expenses before reductions	1.92%	2.18%	2.64%	2.35%	11.66% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	.98%	.98%	.99%	.99%	1.00% A
Net investment income (loss)	.34%	.38%	.86%	.76%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,524	$ 3,736	$ 3,130	$ 4,134	$ 1,618
Portfolio turnover rate F	39%	38%	54%	21%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 21, 2007 (commencement of operations) to September 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2011

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of September 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 172,195
Gross unrealized depreciation	(347,749)
Net unrealized appreciation (depreciation) on securities and other investments	$ (175,554)

Tax Cost	$ 3,725,209

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 9,644
Capital loss carryforward	$ (865,374)
Net unrealized appreciation (depreciation)	$ (175,554)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be September 30, 2012.

The tax character of distributions paid was as follows:

	September 30, 2011	September 30, 2010
Ordinary Income	$ 17,718	$ 17,749

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $1,542,121 and $1,604,921, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

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5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $36,378.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $625 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Series Broad Market Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Broad Market Opportunities Fund (a fund of Fidelity Charles Street Trust) at September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Broad Market Opportunities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2011 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 17, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009
Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Broad Market Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Broad Market Opportunities Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Series Broad Market Opportunities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expense ratio ranked equal to its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other funds advised by FMR or an affiliate, it continues to incur management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

BMO-ANN-1111
1.848237.104

Item 2. Code of Ethics

As of the end of the period, September 30, 2011, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% and for the fiscal year ended September 30, 2011 for services rendered to Fidelity Asset Manager 30%, Fidelity Asset Manager 40% and Fidelity Asset Manager 60% (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 30%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 40%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 50%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 60%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 70%	$23,000	$-	$4,600	$200
Fidelity Asset Manager 85%	$23,000	$-	$4,600	$200

September 30, 2010 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$24,000	$-	$3,500	$-
Fidelity Asset Manager 50%	$25,000	$-	$3,500	$-
Fidelity Asset Manager 70%	$24,000	$-	$3,500	$-
Fidelity Asset Manager 85%	$24,000	$-	$3,500	$-

A Amounts may reflect rounding.

B Deloitte & Touche LLP was appointed the principal accountant for Fidelity Asset Manager 30%, Fidelity Asset Manager 40% and Fidelity Asset Manager 60% effective for the fiscal year ended September 30, 2011 and was not the principal accountant for these funds for the fiscal year ended September 30, 2010.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Broad Market Opportunities Fund and for the fiscal year ended September 30, 2010 for Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% (the "Funds"):

Services Billed by PwC

September 30, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Broad Market Opportunities Fund	$30,000	$-	$4,500	$900

September 30, 2010 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 30%	$31,000	$-	$2,200	$200
Fidelity Asset Manager 40%	$31,000	$-	$2,200	$200
Fidelity Asset Manager 60%	$31,000	$-	$2,200	$200
Fidelity Broad Market Opportunities Fund	$30,000	$-	$4,300	$1,600

A Amounts may reflect rounding.

B PwC was appointed the principal accountant for Fidelity Asset Manager 30%, Fidelity Asset Manager 40% and Fidelity Asset Manager 60% effective for the fiscal year ended September 30, 2010 and was not the principal accountant for these funds for the fiscal year ended September 30, 2011.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2011A	September 30, 2010A
Audit-Related Fees	$440,000	$720,000
Tax Fees	$-	$-
All Other Fees	$700,000	$520,000

A Amounts may reflect rounding.

Services Billed by PwC

	September 30, 2011A	September 30, 2010A
Audit-Related Fees	$2,185,000	$2,010,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2011 A	September 30, 2010 A
PwC	$3,670,000	$5,000,000
Deloitte Entities	$1,315,000	$1,290,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 28, 2011